UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08817

Voya Equity Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a)        The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Corporate Leaders® 100 Fund Class A - VYCAX

Voya Corporate Leaders® 100 Fund Class C - VYCBX

Voya Corporate Leaders® 100 Fund Class I - VYCCX

Voya Corporate Leaders® 100 Fund Class R - VYCFX

Voya Corporate Leaders® 100 Fund Class R6 - VYCGX

Voya Corporate Leaders® 100 Fund Class W - VYCIX

Voya Global Income & Growth Fund Class A - VYGJX

Voya Global Income & Growth Fund Class C - VYGKX

Voya Global Income & Growth Fund Class I - VYGLX

Voya Global Income & Growth Fund Class R6 - VYGNX

Voya Global Income & Growth Fund Class W - VYGPX

Voya Large Cap Value Fund Class A - IEDAX

Voya Large Cap Value Fund Class C - IEDCX

Voya Large Cap Value Fund Class I - IEDIX

Voya Large Cap Value Fund Class R - IEDRX

Voya Large Cap Value Fund Class R2 - IEDBX

Voya Large Cap Value Fund Class R6 - IEDZX

Voya Large Cap Value Fund Class W - IWEDX

Voya Large-Cap Growth Fund Class A - NLCAX

Voya Large-Cap Growth Fund Class C - NLCCX

Voya Large-Cap Growth Fund Class I - PLCIX

Voya Large-Cap Growth Fund Class R - VGORX

Voya Large-Cap Growth Fund Class R6 - VGOSX

Voya Large-Cap Growth Fund Class W - IGOWX

Voya MI Dynamic SMID Cap Fund Class A - VYMQX

Voya MI Dynamic SMID Cap Fund Class C - VYMRX

Voya MI Dynamic SMID Cap Fund Class I - VYMSX

Voya MI Dynamic SMID Cap Fund Class R - VYMVX

Voya MI Dynamic SMID Cap Fund Class R6 - VYMBX

Voya MI Dynamic SMID Cap Fund Class W - VYMYX

Voya MidCap Opportunities Fund Class A - NMCAX

Voya MidCap Opportunities Fund Class C - NMCCX

Voya MidCap Opportunities Fund Class I - NMCIX

Voya MidCap Opportunities Fund Class R - IMORX

Voya MidCap Opportunities Fund Class R6 - IMOZX

Voya MidCap Opportunities Fund Class W - IMOWX

Voya Multi-Manager Mid Cap Value Fund Class I - IMCVX

Voya Small Cap Growth Fund Class A - VWYFX

Voya Small Cap Growth Fund Class C - VWYGX

Voya Small Cap Growth Fund Class I - TCMSX

Voya Small Cap Growth Fund Class R - VWYIX

Voya Small Cap Growth Fund Class R6 - VLNPX

Voya Small Cap Growth Fund Class W - VWYKX

Voya MI Dynamic Small Cap Fund Class A - VYSYX

Voya MI Dynamic Small Cap Fund Class C - VYSZX

Voya MI Dynamic Small Cap Fund Class I - VYSAX

Voya MI Dynamic Small Cap Fund Class R - VYSDX

Voya MI Dynamic Small Cap Fund Class R6 - VYSEX

Voya MI Dynamic Small Cap Fund Class W - VYSGX

Voya VACS Series LCC Fund VACS Series - VVLCX

Voya VACS Series MCV Fund VACS Series - VVJEX

Class A: VYCAX

Voya Corporate Leaders® 100 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$90	0.81%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the S&P 500® Index primarily due to allocation effects.

↑ Top contributors to performance: Stock selection within the financials, health care & industrials sectors contributed. Additionally, underweight allocations to the energy, consumer discretionary & materials sectors. Among key individual contributors were an underweight in Microsoft Corp. and overweights in Intel Corp. & Advanced Micro Devices, Inc.

↓ Top detractors from performance: By contrast, stock selection within the communication services, consumer discretionary & information technology sectors detracted. Additionally, an underweight allocation to the information technology sector and overweights in the financials & consumer staples sectors detracted. Key individual detractors included underweights in the combined shares of Alphabet Inc. as well as NVIDIA Corp. & Apple Inc.

Total Return Based on $10,000 Investment

Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Russell 3000® Index	S&P 500® Index
2016	$9,426	$10,000	$10,000	$10,000
2017	$10,840	$11,500	$11,769	$11,747
2018	$12,042	$12,774	$13,541	$13,436
2019	$12,282	$13,029	$13,880	$13,944
2020	$12,906	$13,691	$15,471	$15,735
2021	$18,884	$20,034	$22,264	$22,079
2022	$18,756	$19,897	$21,444	$22,012
2023	$18,912	$20,063	$21,880	$22,655
2024	$23,247	$24,661	$27,915	$29,041
2025	$26,690	$28,314	$31,577	$32,968
2026	$32,720	$34,711	$40,875	$42,787

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	15.53%	10.30%	12.58%
Class A - Excluding Sales Charge	22.59%	11.62%	13.25%
Russell 3000® Index	29.45%	12.92%	15.12%
S&P 500® Index	29.78%	14.15%	15.65%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$1,362,975,278
  # of Portfolio Holdings101
  Portfolio Turnover Rate38%
  Investment Advisory Fees Paid$4,598,728

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Micron Technology, Inc.	1.6%
Oracle Corp.	1.5%
Lam Research Corp.	1.4%
Advanced Micro Devices, Inc.	1.4%
Cisco Systems, Inc.	1.4%
Broadcom, Inc.	1.4%
Intel Corp.	1.3%
UnitedHealth Group, Inc.	1.3%
Applied Materials, Inc.	1.3%
Alphabet, Inc. - Class C	1.2%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	1.1%
Common Stock	98.8%

Sector Allocation

Table Summary
Value	Value
Information Technology	23.4%
Industrials	14.8%
Financials	14.8%
Health Care	13.9%
Consumer Discretionary	8.6%
Consumer Staples	8.2%
Communication Services	7.3%
Utilities	2.6%
Energy	2.3%
Real Estate	2.0%
Materials	0.9%
Short-Term Investments	1.1%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VYCAX

Voya Corporate Leaders® 100 Fund

92913K298-AR

Class C: VYCBX

Voya Corporate Leaders® 100 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$148	1.33%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the S&P 500® Index primarily due to allocation effects.

↑ Top contributors to performance: Stock selection within the financials, health care & industrials sectors contributed. Additionally, underweight allocations to the energy, consumer discretionary & materials sectors. Among key individual contributors were an underweight in Microsoft Corp. and overweights in Intel Corp. & Advanced Micro Devices, Inc.

↓ Top detractors from performance: By contrast, stock selection within the communication services, consumer discretionary & information technology sectors detracted. Additionally, an underweight allocation to the information technology sector and overweights in the financials & consumer staples sectors detracted. Key individual detractors included underweights in the combined shares of Alphabet Inc. as well as NVIDIA Corp. & Apple Inc.

Total Return Based on $10,000 Investment

Table Summary
	Class C with Sale Charges	Class C without Sales Charge	Russell 3000® Index	S&P 500® Index
2016	$10,000	$10,000	$10,000	$10,000
2017	$11,437	$11,437	$11,769	$11,747
2018	$12,634	$12,634	$13,541	$13,436
2019	$12,821	$12,821	$13,880	$13,944
2020	$13,399	$13,399	$15,471	$15,735
2021	$19,501	$19,501	$22,264	$22,079
2022	$19,269	$19,269	$21,444	$22,012
2023	$19,329	$19,329	$21,880	$22,655
2024	$23,632	$23,632	$27,915	$29,041
2025	$27,132	$27,132	$31,577	$32,968
2026	$33,262	$33,262	$40,875	$42,787

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	20.91%	11.03%	12.77%
Class C - Excluding Sales Charge	21.91%	11.03%	12.77%
Russell 3000® Index	29.45%	12.92%	15.12%
S&P 500® Index	29.78%	14.15%	15.65%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Fund Statistics

  Total Net Assets$1,362,975,278
  # of Portfolio Holdings101
  Portfolio Turnover Rate38%
  Investment Advisory Fees Paid$4,598,728

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Micron Technology, Inc.	1.6%
Oracle Corp.	1.5%
Lam Research Corp.	1.4%
Advanced Micro Devices, Inc.	1.4%
Cisco Systems, Inc.	1.4%
Broadcom, Inc.	1.4%
Intel Corp.	1.3%
UnitedHealth Group, Inc.	1.3%
Applied Materials, Inc.	1.3%
Alphabet, Inc. - Class C	1.2%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	1.1%
Common Stock	98.8%

Sector Allocation

Table Summary
Value	Value
Information Technology	23.4%
Industrials	14.8%
Financials	14.8%
Health Care	13.9%
Consumer Discretionary	8.6%
Consumer Staples	8.2%
Communication Services	7.3%
Utilities	2.6%
Energy	2.3%
Real Estate	2.0%
Materials	0.9%
Short-Term Investments	1.1%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: VYCBX

Voya Corporate Leaders® 100 Fund

92913K280-AR

Class I: VYCCX

Voya Corporate Leaders® 100 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$55	0.49%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the S&P 500® Index primarily due to allocation effects.

↑ Top contributors to performance: Stock selection within the financials, health care & industrials sectors contributed. Additionally, underweight allocations to the energy, consumer discretionary & materials sectors. Among key individual contributors were an underweight in Microsoft Corp. and overweights in Intel Corp. & Advanced Micro Devices, Inc.

↓ Top detractors from performance: By contrast, stock selection within the communication services, consumer discretionary & information technology sectors detracted. Additionally, an underweight allocation to the information technology sector and overweights in the financials & consumer staples sectors detracted. Key individual detractors included underweights in the combined shares of Alphabet Inc. as well as NVIDIA Corp. & Apple Inc.

Total Return Based on $250,000 Investment

Table Summary
	Class I	Russell 3000® Index	S&P 500® Index
2016	$250,000	$250,000	$250,000
2017	$288,368	$294,225	$293,675
2018	$321,323	$338,535	$335,905
2019	$328,682	$346,999	$348,603
2020	$346,612	$386,765	$393,363
2021	$508,982	$556,593	$551,967
2022	$507,097	$536,110	$550,311
2023	$512,978	$546,994	$566,381
2024	$632,475	$697,871	$726,024
2025	$728,414	$789,420	$824,204
2026	$895,847	$1,021,866	$1,069,664

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	22.99%	11.97%	13.61%
Russell 3000® Index	29.45%	12.92%	15.12%
S&P 500® Index	29.78%	14.15%	15.65%

Fund Statistics

  Total Net Assets$1,362,975,278
  # of Portfolio Holdings101
  Portfolio Turnover Rate38%
  Investment Advisory Fees Paid$4,598,728

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Micron Technology, Inc.	1.6%
Oracle Corp.	1.5%
Lam Research Corp.	1.4%
Advanced Micro Devices, Inc.	1.4%
Cisco Systems, Inc.	1.4%
Broadcom, Inc.	1.4%
Intel Corp.	1.3%
UnitedHealth Group, Inc.	1.3%
Applied Materials, Inc.	1.3%
Alphabet, Inc. - Class C	1.2%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	1.1%
Common Stock	98.8%

Sector Allocation

Table Summary
Value	Value
Information Technology	23.4%
Industrials	14.8%
Financials	14.8%
Health Care	13.9%
Consumer Discretionary	8.6%
Consumer Staples	8.2%
Communication Services	7.3%
Utilities	2.6%
Energy	2.3%
Real Estate	2.0%
Materials	0.9%
Short-Term Investments	1.1%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VYCCX

Voya Corporate Leaders® 100 Fund

92913K272-AR

Class R: VYCFX

Voya Corporate Leaders® 100 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$120	1.08%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the S&P 500® Index primarily due to allocation effects.

↑ Top contributors to performance: Stock selection within the financials, health care & industrials sectors contributed. Additionally, underweight allocations to the energy, consumer discretionary & materials sectors. Among key individual contributors were an underweight in Microsoft Corp. and overweights in Intel Corp. & Advanced Micro Devices, Inc.

↓ Top detractors from performance: By contrast, stock selection within the communication services, consumer discretionary & information technology sectors detracted. Additionally, an underweight allocation to the information technology sector and overweights in the financials & consumer staples sectors detracted. Key individual detractors included underweights in the combined shares of Alphabet Inc. as well as NVIDIA Corp. & Apple Inc.

Total Return Based on $10,000 Investment

Table Summary
	Class R	Russell 3000® Index	S&P 500® Index
2016	$10,000	$10,000	$10,000
2017	$11,464	$11,769	$11,747
2018	$12,697	$13,541	$13,436
2019	$12,912	$13,880	$13,944
2020	$13,528	$15,471	$15,735
2021	$19,741	$22,264	$22,079
2022	$19,548	$21,444	$22,012
2023	$19,654	$21,880	$22,655
2024	$24,102	$27,915	$29,041
2025	$27,591	$31,577	$32,968
2026	$33,735	$40,875	$42,787

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class R	22.27%	11.31%	12.93%
Russell 3000® Index	29.45%	12.92%	15.12%
S&P 500® Index	29.78%	14.15%	15.65%

Fund Statistics

  Total Net Assets$1,362,975,278
  # of Portfolio Holdings101
  Portfolio Turnover Rate38%
  Investment Advisory Fees Paid$4,598,728

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Micron Technology, Inc.	1.6%
Oracle Corp.	1.5%
Lam Research Corp.	1.4%
Advanced Micro Devices, Inc.	1.4%
Cisco Systems, Inc.	1.4%
Broadcom, Inc.	1.4%
Intel Corp.	1.3%
UnitedHealth Group, Inc.	1.3%
Applied Materials, Inc.	1.3%
Alphabet, Inc. - Class C	1.2%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	1.1%
Common Stock	98.8%

Sector Allocation

Table Summary
Value	Value
Information Technology	23.4%
Industrials	14.8%
Financials	14.8%
Health Care	13.9%
Consumer Discretionary	8.6%
Consumer Staples	8.2%
Communication Services	7.3%
Utilities	2.6%
Energy	2.3%
Real Estate	2.0%
Materials	0.9%
Short-Term Investments	1.1%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VYCFX

Voya Corporate Leaders® 100 Fund

92913K249-AR

Class R6: VYCGX

Voya Corporate Leaders® 100 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$54	0.48%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the S&P 500® Index primarily due to allocation effects.

↑ Top contributors to performance: Stock selection within the financials, health care & industrials sectors contributed. Additionally, underweight allocations to the energy, consumer discretionary & materials sectors. Among key individual contributors were an underweight in Microsoft Corp. and overweights in Intel Corp. & Advanced Micro Devices, Inc.

↓ Top detractors from performance: By contrast, stock selection within the communication services, consumer discretionary & information technology sectors detracted. Additionally, an underweight allocation to the information technology sector and overweights in the financials & consumer staples sectors detracted. Key individual detractors included underweights in the combined shares of Alphabet Inc. as well as NVIDIA Corp. & Apple Inc.

Total Return Based on $1,000,000 Investment

Table Summary
	Class R6	Russell 3000® Index	S&P 500® Index
2016	$1,000,000	$1,000,000	$1,000,000
2017	$1,153,591	$1,176,900	$1,174,700
2018	$1,285,542	$1,354,141	$1,343,622
2019	$1,315,787	$1,387,995	$1,394,411
2020	$1,387,705	$1,547,059	$1,573,453
2021	$2,037,567	$2,226,372	$2,207,869
2022	$2,030,172	$2,144,442	$2,201,246
2023	$2,053,723	$2,187,974	$2,265,522
2024	$2,531,682	$2,791,483	$2,904,096
2025	$2,916,113	$3,157,678	$3,296,817
2026	$3,586,978	$4,087,463	$4,278,655

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	23.01%	11.98%	13.62%
Russell 3000® Index	29.45%	12.92%	15.12%
S&P 500® Index	29.78%	14.15%	15.65%

Fund Statistics

  Total Net Assets$1,362,975,278
  # of Portfolio Holdings101
  Portfolio Turnover Rate38%
  Investment Advisory Fees Paid$4,598,728

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Micron Technology, Inc.	1.6%
Oracle Corp.	1.5%
Lam Research Corp.	1.4%
Advanced Micro Devices, Inc.	1.4%
Cisco Systems, Inc.	1.4%
Broadcom, Inc.	1.4%
Intel Corp.	1.3%
UnitedHealth Group, Inc.	1.3%
Applied Materials, Inc.	1.3%
Alphabet, Inc. - Class C	1.2%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	1.1%
Common Stock	98.8%

Sector Allocation

Table Summary
Value	Value
Information Technology	23.4%
Industrials	14.8%
Financials	14.8%
Health Care	13.9%
Consumer Discretionary	8.6%
Consumer Staples	8.2%
Communication Services	7.3%
Utilities	2.6%
Energy	2.3%
Real Estate	2.0%
Materials	0.9%
Short-Term Investments	1.1%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYCGX

Voya Corporate Leaders® 100 Fund

92913K231-AR

Class W: VYCIX

Voya Corporate Leaders® 100 Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$62	0.56%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the S&P 500® Index primarily due to allocation effects.

↑ Top contributors to performance: Stock selection within the financials, health care & industrials sectors contributed. Additionally, underweight allocations to the energy, consumer discretionary & materials sectors. Among key individual contributors were an underweight in Microsoft Corp. and overweights in Intel Corp. & Advanced Micro Devices, Inc.

↓ Top detractors from performance: By contrast, stock selection within the communication services, consumer discretionary & information technology sectors detracted. Additionally, an underweight allocation to the information technology sector and overweights in the financials & consumer staples sectors detracted. Key individual detractors included underweights in the combined shares of Alphabet Inc. as well as NVIDIA Corp. & Apple Inc.

Total Return Based on $10,000 Investment

Table Summary
	Class W	Russell 3000® Index	S&P 500® Index
2016	$10,000	$10,000	$10,000
2017	$11,526	$11,769	$11,747
2018	$12,834	$13,541	$13,436
2019	$13,122	$13,880	$13,944
2020	$13,834	$15,471	$15,735
2021	$20,302	$22,264	$22,079
2022	$20,214	$21,444	$22,012
2023	$20,432	$21,880	$22,655
2024	$25,175	$27,915	$29,041
2025	$28,969	$31,577	$32,968
2026	$35,608	$40,875	$42,787

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class W	22.92%	11.89%	13.54%
Russell 3000® Index	29.45%	12.92%	15.12%
S&P 500® Index	29.78%	14.15%	15.65%

Fund Statistics

  Total Net Assets$1,362,975,278
  # of Portfolio Holdings101
  Portfolio Turnover Rate38%
  Investment Advisory Fees Paid$4,598,728

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Micron Technology, Inc.	1.6%
Oracle Corp.	1.5%
Lam Research Corp.	1.4%
Advanced Micro Devices, Inc.	1.4%
Cisco Systems, Inc.	1.4%
Broadcom, Inc.	1.4%
Intel Corp.	1.3%
UnitedHealth Group, Inc.	1.3%
Applied Materials, Inc.	1.3%
Alphabet, Inc. - Class C	1.2%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	1.1%
Common Stock	98.8%

Sector Allocation

Table Summary
Value	Value
Information Technology	23.4%
Industrials	14.8%
Financials	14.8%
Health Care	13.9%
Consumer Discretionary	8.6%
Consumer Staples	8.2%
Communication Services	7.3%
Utilities	2.6%
Energy	2.3%
Real Estate	2.0%
Materials	0.9%
Short-Term Investments	1.1%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: VYCIX

Voya Corporate Leaders® 100 Fund

92913K215-AR

Class A: VYGJX

Voya Global Income & Growth Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$121	1.10%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the MSCI World Index℠.

↑ Top contributors to performance: Sectors that contributed were information technology, industrials & healthcare. At the subindustry level, information technology was driven by technology hardware and equipment, as well as semiconductors, industrials was driven by capital goods & healthcare was driven by pharmaceuticals as well as healthcare equipment.

↓ Top detractors from performance: By contrast, the sector that detracted was real estate. At the subindustry level, real estate management and development weighed on sector performance.

Total Return Based on $10,000 Investment

Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg Global Aggregate Index	MSCI All Country World Index℠	MSCI World Index℠	S&P Target Risk Growth Index
2016	$9,425	$10,000	$10,000	$10,000	$10,000	$10,000
2017	$10,446	$11,083	$10,077	$11,753	$11,642	$11,171
2018	$11,386	$12,080	$10,250	$13,145	$12,989	$11,983
2019	$11,130	$11,809	$10,567	$12,975	$12,951	$12,177
2020	$11,248	$11,934	$11,158	$13,680	$13,832	$12,907
2021	$14,869	$15,776	$11,657	$19,404	$19,452	$16,118
2022	$13,404	$14,221	$10,117	$18,089	$18,514	$15,028
2023	$12,909	$13,697	$9,663	$18,243	$18,898	$15,043
2024	$14,833	$15,738	$9,738	$22,540	$23,607	$17,287
2025	$16,246	$17,237	$10,423	$25,617	$26,845	$19,018
2026	$19,626	$20,823	$10,763	$33,371	$34,224	$22,864

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	13.85%	4.47%	6.98%
Class A - Excluding Sales Charge	20.80%	5.71%	7.61%
Bloomberg Global Aggregate Index	3.26%	-1.58%	0.74%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
MSCI World Index℠	27.49%	11.96%	13.09%
S&P Target Risk Growth Index	20.22%	7.24%	8.62%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$455,138,766
  # of Portfolio Holdings319
  Portfolio Turnover Rate149%
  Investment Advisory Fees Paid$2,919,149

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	2.2%
NVIDIA Corp.	2.1%
Apple, Inc.	2.1%
Amazon.com, Inc.	1.3%
Knight-Swift Transportation Holdings, Inc., 1.000%, 11/15/31	1.0%
Microsoft Corp.	0.9%
Broadcom, Inc.	0.8%
Live Nation Entertainment, Inc., 2.875%, 01/15/30	0.8%
Digital Realty Trust L.P., 1.875%, 11/15/29	0.7%
Datadog, Inc., 0.000%, 12/01/29	0.7%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.8%
Equity-Linked Notes	0.6%
Preferred Stock	2.3%
Corporate Bonds/Notes	27.1%
Convertible Bonds/Notes	31.7%
Common Stock	32.5%

Sector Allocation

Table Summary
Value	Value
Technology	19.0%
Industrials	16.0%
Financials	15.8%
Consumer, Non-cyclical	12.2%
Consumer, Cyclical	10.9%
Communications	10.4%
Short-Term Investments	7.0%
Energy	4.2%
Basic Materials	3.5%
Utilities	2.2%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VYGJX

Voya Global Income & Growth Fund

92913K199-AR

Class C: VYGKX

Voya Global Income & Growth Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$203	1.85%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the MSCI World Index℠.

↑ Top contributors to performance: Sectors that contributed were information technology, industrials & healthcare. At the subindustry level, information technology was driven by technology hardware and equipment, as well as semiconductors, industrials was driven by capital goods & healthcare was driven by pharmaceuticals as well as healthcare equipment.

↓ Top detractors from performance: By contrast, the sector that detracted was real estate. At the subindustry level, real estate management and development weighed on sector performance.

Total Return Based on $10,000 Investment

Table Summary
	Class C with Sale Charges	Class C without Sales Charge	Bloomberg Global Aggregate Index	MSCI All Country World Index℠	MSCI World Index℠	S&P Target Risk Growth Index
2016	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2017	$11,000	$11,000	$10,077	$11,753	$11,642	$11,171
2018	$11,899	$11,899	$10,250	$13,145	$12,989	$11,983
2019	$11,543	$11,543	$10,567	$12,975	$12,951	$12,177
2020	$11,578	$11,578	$11,158	$13,680	$13,832	$12,907
2021	$15,201	$15,201	$11,657	$19,404	$19,452	$16,118
2022	$13,604	$13,604	$10,117	$18,089	$18,514	$15,028
2023	$12,995	$12,995	$9,663	$18,243	$18,898	$15,043
2024	$14,835	$14,835	$9,738	$22,540	$23,607	$17,287
2025	$16,248	$16,248	$10,423	$25,617	$26,845	$19,018
2026	$19,644	$19,644	$10,763	$33,371	$34,224	$22,864

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	18.93%	4.93%	6.98%
Class C - Excluding Sales Charge	19.93%	4.93%	6.98%
Bloomberg Global Aggregate Index	3.26%	-1.58%	0.74%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
MSCI World Index℠	27.49%	11.96%	13.09%
S&P Target Risk Growth Index	20.22%	7.24%	8.62%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Fund Statistics

  Total Net Assets$455,138,766
  # of Portfolio Holdings319
  Portfolio Turnover Rate149%
  Investment Advisory Fees Paid$2,919,149

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	2.2%
NVIDIA Corp.	2.1%
Apple, Inc.	2.1%
Amazon.com, Inc.	1.3%
Knight-Swift Transportation Holdings, Inc., 1.000%, 11/15/31	1.0%
Microsoft Corp.	0.9%
Broadcom, Inc.	0.8%
Live Nation Entertainment, Inc., 2.875%, 01/15/30	0.8%
Digital Realty Trust L.P., 1.875%, 11/15/29	0.7%
Datadog, Inc., 0.000%, 12/01/29	0.7%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.8%
Equity-Linked Notes	0.6%
Preferred Stock	2.3%
Corporate Bonds/Notes	27.1%
Convertible Bonds/Notes	31.7%
Common Stock	32.5%

Sector Allocation

Table Summary
Value	Value
Technology	19.0%
Industrials	16.0%
Financials	15.8%
Consumer, Non-cyclical	12.2%
Consumer, Cyclical	10.9%
Communications	10.4%
Short-Term Investments	7.0%
Energy	4.2%
Basic Materials	3.5%
Utilities	2.2%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: VYGKX

Voya Global Income & Growth Fund

92913K181-AR

Class I: VYGLX

Voya Global Income & Growth Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$94	0.85%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the MSCI World Index℠.

↑ Top contributors to performance: Sectors that contributed were information technology, industrials & healthcare. At the subindustry level, information technology was driven by technology hardware and equipment, as well as semiconductors, industrials was driven by capital goods & healthcare was driven by pharmaceuticals as well as healthcare equipment.

↓ Top detractors from performance: By contrast, the sector that detracted was real estate. At the subindustry level, real estate management and development weighed on sector performance.

Total Return Based on $250,000 Investment

Table Summary
	Class I	Bloomberg Global Aggregate Index	MSCI All Country World Index℠	MSCI World Index℠	S&P Target Risk Growth Index
2016	$250,000	$250,000	$250,000	$250,000	$250,000
2017	$277,655	$251,925	$293,825	$291,050	$279,275
2018	$303,502	$256,258	$328,614	$324,724	$299,578
2019	$297,392	$264,176	$324,375	$323,783	$304,431
2020	$301,200	$278,944	$341,988	$345,800	$322,667
2021	$399,304	$291,413	$485,110	$486,299	$402,946
2022	$360,973	$252,917	$452,220	$462,859	$375,707
2023	$348,268	$241,586	$456,064	$472,440	$376,083
2024	$401,334	$243,454	$563,496	$590,169	$432,163
2025	$440,568	$260,578	$640,424	$671,120	$475,447
2026	$533,947	$269,063	$834,274	$855,598	$571,593

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	21.20%	5.98%	7.88%
Bloomberg Global Aggregate Index	3.26%	-1.58%	0.74%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
MSCI World Index℠	27.49%	11.96%	13.09%
S&P Target Risk Growth Index	20.22%	7.24%	8.62%

Fund Statistics

  Total Net Assets$455,138,766
  # of Portfolio Holdings319
  Portfolio Turnover Rate149%
  Investment Advisory Fees Paid$2,919,149

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	2.2%
NVIDIA Corp.	2.1%
Apple, Inc.	2.1%
Amazon.com, Inc.	1.3%
Knight-Swift Transportation Holdings, Inc., 1.000%, 11/15/31	1.0%
Microsoft Corp.	0.9%
Broadcom, Inc.	0.8%
Live Nation Entertainment, Inc., 2.875%, 01/15/30	0.8%
Digital Realty Trust L.P., 1.875%, 11/15/29	0.7%
Datadog, Inc., 0.000%, 12/01/29	0.7%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.8%
Equity-Linked Notes	0.6%
Preferred Stock	2.3%
Corporate Bonds/Notes	27.1%
Convertible Bonds/Notes	31.7%
Common Stock	32.5%

Sector Allocation

Table Summary
Value	Value
Technology	19.0%
Industrials	16.0%
Financials	15.8%
Consumer, Non-cyclical	12.2%
Consumer, Cyclical	10.9%
Communications	10.4%
Short-Term Investments	7.0%
Energy	4.2%
Basic Materials	3.5%
Utilities	2.2%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VYGLX

Voya Global Income & Growth Fund

92913K173-AR

Class R6: VYGNX

Voya Global Income & Growth Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$94	0.85%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the MSCI World Index℠.

↑ Top contributors to performance: Sectors that contributed were information technology, industrials & healthcare. At the subindustry level, information technology was driven by technology hardware and equipment, as well as semiconductors, industrials was driven by capital goods & healthcare was driven by pharmaceuticals as well as healthcare equipment.

↓ Top detractors from performance: By contrast, the sector that detracted was real estate. At the subindustry level, real estate management and development weighed on sector performance.

Total Return Based on $1,000,000 Investment

Table Summary
	Class R6	Bloomberg Global Aggregate Index	MSCI All Country World Index℠	MSCI World Index℠	S&P Target Risk Growth Index
9/29/2017	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2018	$1,041,609	$1,000,472	$1,060,206	$1,060,107	$1,032,862
2019	$1,017,005	$1,031,387	$1,046,530	$1,057,033	$1,049,594
2020	$1,030,689	$1,089,041	$1,103,356	$1,128,911	$1,112,465
2021	$1,365,915	$1,137,721	$1,565,111	$1,587,587	$1,389,246
2022	$1,235,610	$987,428	$1,458,997	$1,511,066	$1,295,333
2023	$1,192,445	$943,191	$1,471,398	$1,542,345	$1,296,629
2024	$1,373,642	$950,482	$1,818,006	$1,926,686	$1,489,975
2025	$1,508,595	$1,017,339	$2,066,199	$2,190,962	$1,639,208
2026	$1,828,257	$1,050,466	$2,691,619	$2,793,216	$1,970,692

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	Since Inception (9/29/2017)
Class R6	21.19%	6.00%	7.21%
Bloomberg Global Aggregate Index	3.26%	-1.58%	0.57%
MSCI All Country World Index℠	30.27%	11.45%	12.08%
MSCI World Index℠	27.49%	11.96%	12.58%
S&P Target Risk Growth Index	20.22%	7.24%	8.13%

Fund Statistics

  Total Net Assets$455,138,766
  # of Portfolio Holdings319
  Portfolio Turnover Rate149%
  Investment Advisory Fees Paid$2,919,149

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	2.2%
NVIDIA Corp.	2.1%
Apple, Inc.	2.1%
Amazon.com, Inc.	1.3%
Knight-Swift Transportation Holdings, Inc., 1.000%, 11/15/31	1.0%
Microsoft Corp.	0.9%
Broadcom, Inc.	0.8%
Live Nation Entertainment, Inc., 2.875%, 01/15/30	0.8%
Digital Realty Trust L.P., 1.875%, 11/15/29	0.7%
Datadog, Inc., 0.000%, 12/01/29	0.7%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.8%
Equity-Linked Notes	0.6%
Preferred Stock	2.3%
Corporate Bonds/Notes	27.1%
Convertible Bonds/Notes	31.7%
Common Stock	32.5%

Sector Allocation

Table Summary
Value	Value
Technology	19.0%
Industrials	16.0%
Financials	15.8%
Consumer, Non-cyclical	12.2%
Consumer, Cyclical	10.9%
Communications	10.4%
Short-Term Investments	7.0%
Energy	4.2%
Basic Materials	3.5%
Utilities	2.2%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYGNX

Voya Global Income & Growth Fund

92913K157-AR

Class W: VYGPX

Voya Global Income & Growth Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$94	0.85%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the MSCI World Index℠.

↑ Top contributors to performance: Sectors that contributed were information technology, industrials & healthcare. At the subindustry level, information technology was driven by technology hardware and equipment, as well as semiconductors, industrials was driven by capital goods & healthcare was driven by pharmaceuticals as well as healthcare equipment.

↓ Top detractors from performance: By contrast, the sector that detracted was real estate. At the subindustry level, real estate management and development weighed on sector performance.

Total Return Based on $10,000 Investment

Table Summary
	Class W	Bloomberg Global Aggregate Index	MSCI All Country World Index℠	MSCI World Index℠	S&P Target Risk Growth Index
2016	$10,000	$10,000	$10,000	$10,000	$10,000
2017	$11,105	$10,077	$11,753	$11,642	$11,171
2018	$12,136	$10,250	$13,145	$12,989	$11,983
2019	$11,893	$10,567	$12,975	$12,951	$12,177
2020	$12,038	$11,158	$13,680	$13,832	$12,907
2021	$15,963	$11,657	$19,404	$19,452	$16,118
2022	$14,429	$10,117	$18,089	$18,514	$15,028
2023	$13,921	$9,663	$18,243	$18,898	$15,043
2024	$16,046	$9,738	$22,540	$23,607	$17,287
2025	$17,617	$10,423	$25,617	$26,845	$19,018
2026	$21,342	$10,763	$33,371	$34,224	$22,864

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class W	21.14%	5.98%	7.88%
Bloomberg Global Aggregate Index	3.26%	-1.58%	0.74%
MSCI All Country World Index℠	30.27%	11.45%	12.81%
MSCI World Index℠	27.49%	11.96%	13.09%
S&P Target Risk Growth Index	20.22%	7.24%	8.62%

Fund Statistics

  Total Net Assets$455,138,766
  # of Portfolio Holdings319
  Portfolio Turnover Rate149%
  Investment Advisory Fees Paid$2,919,149

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	2.2%
NVIDIA Corp.	2.1%
Apple, Inc.	2.1%
Amazon.com, Inc.	1.3%
Knight-Swift Transportation Holdings, Inc., 1.000%, 11/15/31	1.0%
Microsoft Corp.	0.9%
Broadcom, Inc.	0.8%
Live Nation Entertainment, Inc., 2.875%, 01/15/30	0.8%
Digital Realty Trust L.P., 1.875%, 11/15/29	0.7%
Datadog, Inc., 0.000%, 12/01/29	0.7%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.8%
Equity-Linked Notes	0.6%
Preferred Stock	2.3%
Corporate Bonds/Notes	27.1%
Convertible Bonds/Notes	31.7%
Common Stock	32.5%

Sector Allocation

Table Summary
Value	Value
Technology	19.0%
Industrials	16.0%
Financials	15.8%
Consumer, Non-cyclical	12.2%
Consumer, Cyclical	10.9%
Communications	10.4%
Short-Term Investments	7.0%
Energy	4.2%
Basic Materials	3.5%
Utilities	2.2%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: VYGPX

Voya Global Income & Growth Fund

92913K132-AR

Class A: IEDAX

Voya Large Cap Value Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$109	1.00%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 1000® Value Index primarily due to unfavorable stock selection and allocation.

↑ Top contributors to performance: Stock selection in materials, communication services & financials contributed most to performance, while an overweight to energy was also beneficial.  At the individual stock level, an overweight position in Micron Technology, Inc., not owning Berkshire Hathaway Inc., &  an overweight position in Chevron Corp. were the biggest contributors.

↓ Top detractors from performance: Conversely, stock selection in health care was the largest detractor, followed by selection in information technology & consumer staples. Allocation effects also weighed on performance, driven primarily by an underweight in information technology and a modest cash position.  Key individual detractors included a position in Kenvue, Inc., not owning Intel Corp., &  Intercontinental Exchange, Inc.

Total Return Based on $10,000 Investment

Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Russell 3000® Index	Russell 1000® Value Index
2016	$9,421	$10,000	$10,000	$10,000
2017	$10,970	$11,644	$11,769	$11,466
2018	$11,658	$12,374	$13,541	$12,412
2019	$11,834	$12,561	$13,880	$12,592
2020	$11,504	$12,210	$15,471	$12,385
2021	$17,102	$18,152	$22,264	$17,882
2022	$17,867	$18,965	$21,444	$18,048
2023	$17,190	$18,246	$21,880	$17,227
2024	$21,625	$22,954	$27,915	$20,967
2025	$23,647	$25,100	$31,577	$22,836
2026	$28,017	$29,738	$40,875	$29,355

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	11.70%	9.07%	10.85%
Class A - Excluding Sales Charge	18.48%	10.38%	11.51%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 1000® Value Index	28.55%	10.42%	11.37%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$2,485,151,830
  # of Portfolio Holdings70
  Portfolio Turnover Rate132%
  Investment Advisory Fees Paid$6,502,086

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	5.1%
Micron Technology, Inc.	4.8%
JPMorgan Chase & Co.	3.9%
Cisco Systems, Inc.	3.2%
Amazon.com, Inc.	2.9%
Chevron Corp.	2.6%
Duke Energy Corp.	2.6%
Pfizer, Inc.	2.3%
State Street Corp.	2.2%
Assurant, Inc.	2.1%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.4%
Common Stock	99.5%

Sector Allocation

Table Summary
Value	Value
Information Technology	17.5%
Financials	17.0%
Industrials	12.4%
Health Care	11.2%
Consumer Staples	8.1%
Communication Services	7.7%
Consumer Discretionary	6.7%
Energy	5.8%
Materials	4.6%
Utilities	4.6%
Real Estate	3.9%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.1%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective October 1, 2025, the 0.05% distribution fee waiver on Class R shares expired. Effective February 6, 2026, the Fund's expense limits were reduced to 0.86%, 1.61%, 0.61%, 1.11%, 1.01%, 0.61% and 0.61% for Class A, Class C, Class I, Class R, Class R2, Class R6, and Class W shares, respectively. In conjunction with the expense limit change, the management fee breakpoints were reduced to 0.70% on the first $1 billion of assets; 0.65% on the next $1 billion of assets; 0.60% on the next $1 billion of assets; and 0.55% thereafter.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: IEDAX

Voya Large Cap Value Fund

92913K645-AR

Class C: IEDCX

Voya Large Cap Value Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$191	1.76%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 1000® Value Index primarily due to unfavorable stock selection and allocation.

↑ Top contributors to performance: Stock selection in materials, communication services & financials contributed most to performance, while an overweight to energy was also beneficial.  At the individual stock level, an overweight position in Micron Technology, Inc., not owning Berkshire Hathaway Inc., &  an overweight position in Chevron Corp. were the biggest contributors.

↓ Top detractors from performance: Conversely, stock selection in health care was the largest detractor, followed by selection in information technology & consumer staples. Allocation effects also weighed on performance, driven primarily by an underweight in information technology and a modest cash position.  Key individual detractors included a position in Kenvue, Inc., not owning Intel Corp., &  Intercontinental Exchange, Inc.

Total Return Based on $10,000 Investment

Table Summary
	Class C with Sale Charges	Class C without Sales Charge	Russell 3000® Index	Russell 1000® Value Index
2016	$10,000	$10,000	$10,000	$10,000
2017	$11,559	$11,559	$11,769	$11,466
2018	$12,181	$12,181	$13,541	$12,412
2019	$12,280	$12,280	$13,880	$12,592
2020	$11,858	$11,858	$15,471	$12,385
2021	$17,489	$17,489	$22,264	$17,882
2022	$18,139	$18,139	$21,444	$18,048
2023	$17,299	$17,299	$21,880	$17,227
2024	$21,627	$21,627	$27,915	$20,967
2025	$23,649	$23,649	$31,577	$22,836
2026	$28,020	$28,020	$40,875	$29,355

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	16.61%	9.54%	10.85%
Class C - Excluding Sales Charge	17.61%	9.54%	10.85%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 1000® Value Index	28.55%	10.42%	11.37%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Fund Statistics

  Total Net Assets$2,485,151,830
  # of Portfolio Holdings70
  Portfolio Turnover Rate132%
  Investment Advisory Fees Paid$6,502,086

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	5.1%
Micron Technology, Inc.	4.8%
JPMorgan Chase & Co.	3.9%
Cisco Systems, Inc.	3.2%
Amazon.com, Inc.	2.9%
Chevron Corp.	2.6%
Duke Energy Corp.	2.6%
Pfizer, Inc.	2.3%
State Street Corp.	2.2%
Assurant, Inc.	2.1%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.4%
Common Stock	99.5%

Sector Allocation

Table Summary
Value	Value
Information Technology	17.5%
Financials	17.0%
Industrials	12.4%
Health Care	11.2%
Consumer Staples	8.1%
Communication Services	7.7%
Consumer Discretionary	6.7%
Energy	5.8%
Materials	4.6%
Utilities	4.6%
Real Estate	3.9%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.1%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective October 1, 2025, the 0.05% distribution fee waiver on Class R shares expired. Effective February 6, 2026, the Fund's expense limits were reduced to 0.86%, 1.61%, 0.61%, 1.11%, 1.01%, 0.61% and 0.61% for Class A, Class C, Class I, Class R, Class R2, Class R6, and Class W shares, respectively. In conjunction with the expense limit change, the management fee breakpoints were reduced to 0.70% on the first $1 billion of assets; 0.65% on the next $1 billion of assets; 0.60% on the next $1 billion of assets; and 0.55% thereafter.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: IEDCX

Voya Large Cap Value Fund

92913K678-AR

Class I: IEDIX

Voya Large Cap Value Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$73	0.67%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 1000® Value Index primarily due to unfavorable stock selection and allocation.

↑ Top contributors to performance: Stock selection in materials, communication services & financials contributed most to performance, while an overweight to energy was also beneficial.  At the individual stock level, an overweight position in Micron Technology, Inc., not owning Berkshire Hathaway Inc., &  an overweight position in Chevron Corp. were the biggest contributors.

↓ Top detractors from performance: Conversely, stock selection in health care was the largest detractor, followed by selection in information technology & consumer staples. Allocation effects also weighed on performance, driven primarily by an underweight in information technology and a modest cash position.  Key individual detractors included a position in Kenvue, Inc., not owning Intel Corp., &  Intercontinental Exchange, Inc.

Total Return Based on $250,000 Investment

Table Summary
	Class I	Russell 3000® Index	Russell 1000® Value Index
2016	$250,000	$250,000	$250,000
2017	$292,228	$294,225	$286,650
2018	$311,356	$338,535	$310,299
2019	$317,435	$346,999	$314,798
2020	$309,550	$386,765	$309,635
2021	$461,625	$556,593	$447,051
2022	$483,864	$536,110	$451,209
2023	$467,074	$546,994	$430,679
2024	$589,535	$697,871	$524,186
2025	$646,323	$789,420	$570,889
2026	$768,591	$1,021,866	$733,871

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	18.92%	10.73%	11.89%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 1000® Value Index	28.55%	10.42%	11.37%

Fund Statistics

  Total Net Assets$2,485,151,830
  # of Portfolio Holdings70
  Portfolio Turnover Rate132%
  Investment Advisory Fees Paid$6,502,086

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	5.1%
Micron Technology, Inc.	4.8%
JPMorgan Chase & Co.	3.9%
Cisco Systems, Inc.	3.2%
Amazon.com, Inc.	2.9%
Chevron Corp.	2.6%
Duke Energy Corp.	2.6%
Pfizer, Inc.	2.3%
State Street Corp.	2.2%
Assurant, Inc.	2.1%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.4%
Common Stock	99.5%

Sector Allocation

Table Summary
Value	Value
Information Technology	17.5%
Financials	17.0%
Industrials	12.4%
Health Care	11.2%
Consumer Staples	8.1%
Communication Services	7.7%
Consumer Discretionary	6.7%
Energy	5.8%
Materials	4.6%
Utilities	4.6%
Real Estate	3.9%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.1%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective October 1, 2025, the 0.05% distribution fee waiver on Class R shares expired. Effective February 6, 2026, the Fund's expense limits were reduced to 0.86%, 1.61%, 0.61%, 1.11%, 1.01%, 0.61% and 0.61% for Class A, Class C, Class I, Class R, Class R2, Class R6, and Class W shares, respectively. In conjunction with the expense limit change, the management fee breakpoints were reduced to 0.70% on the first $1 billion of assets; 0.65% on the next $1 billion of assets; 0.60% on the next $1 billion of assets; and 0.55% thereafter.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IEDIX

Voya Large Cap Value Fund

92913K686-AR

Class R: IEDRX

Voya Large Cap Value Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$122	1.12%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 1000® Value Index primarily due to unfavorable stock selection and allocation.

↑ Top contributors to performance: Stock selection in materials, communication services & financials contributed most to performance, while an overweight to energy was also beneficial.  At the individual stock level, an overweight position in Micron Technology, Inc., not owning Berkshire Hathaway Inc., &  an overweight position in Chevron Corp. were the biggest contributors.

↓ Top detractors from performance: Conversely, stock selection in health care was the largest detractor, followed by selection in information technology & consumer staples. Allocation effects also weighed on performance, driven primarily by an underweight in information technology and a modest cash position.  Key individual detractors included a position in Kenvue, Inc., not owning Intel Corp., &  Intercontinental Exchange, Inc.

Total Return Based on $10,000 Investment

Table Summary
	Class R	Russell 3000® Index	Russell 1000® Value Index
2016	$10,000	$10,000	$10,000
2017	$11,617	$11,769	$11,466
2018	$12,306	$13,541	$12,412
2019	$12,483	$13,880	$12,592
2020	$12,095	$15,471	$12,385
2021	$17,959	$22,264	$17,882
2022	$18,717	$21,444	$18,048
2023	$17,956	$21,880	$17,227
2024	$22,564	$27,915	$20,967
2025	$24,603	$31,577	$22,836
2026	$29,089	$40,875	$29,355

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class R	18.23%	10.13%	11.27%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 1000® Value Index	28.55%	10.42%	11.37%

Fund Statistics

  Total Net Assets$2,485,151,830
  # of Portfolio Holdings70
  Portfolio Turnover Rate132%
  Investment Advisory Fees Paid$6,502,086

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	5.1%
Micron Technology, Inc.	4.8%
JPMorgan Chase & Co.	3.9%
Cisco Systems, Inc.	3.2%
Amazon.com, Inc.	2.9%
Chevron Corp.	2.6%
Duke Energy Corp.	2.6%
Pfizer, Inc.	2.3%
State Street Corp.	2.2%
Assurant, Inc.	2.1%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.4%
Common Stock	99.5%

Sector Allocation

Table Summary
Value	Value
Information Technology	17.5%
Financials	17.0%
Industrials	12.4%
Health Care	11.2%
Consumer Staples	8.1%
Communication Services	7.7%
Consumer Discretionary	6.7%
Energy	5.8%
Materials	4.6%
Utilities	4.6%
Real Estate	3.9%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.1%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective October 1, 2025, the 0.05% distribution fee waiver on Class R shares expired. Effective February 6, 2026, the Fund's expense limits were reduced to 0.86%, 1.61%, 0.61%, 1.11%, 1.01%, 0.61% and 0.61% for Class A, Class C, Class I, Class R, Class R2, Class R6, and Class W shares, respectively. In conjunction with the expense limit change, the management fee breakpoints were reduced to 0.70% on the first $1 billion of assets; 0.65% on the next $1 billion of assets; 0.60% on the next $1 billion of assets; and 0.55% thereafter.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: IEDRX

Voya Large Cap Value Fund

92913K751-AR

Class R2: IEDBX

Voya Large Cap Value Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of October 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R2Footnote Reference*	$72	1.02%
Footnote	Description
Footnote*	Expenses are for the period from October 1, 2025, commencement of operations, to May 31, 2026. Expenses for the full reporting period would be higher.

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 1000® Value Index primarily due to unfavorable stock selection and allocation.

↑ Top contributors to performance: Stock selection in materials, communication services & financials contributed most to performance, while an overweight to energy was also beneficial.  At the individual stock level, an overweight position in Micron Technology, Inc., not owning Berkshire Hathaway Inc., &  an overweight position in Chevron Corp. were the biggest contributors.

↓ Top detractors from performance: Conversely, stock selection in health care was the largest detractor, followed by selection in information technology & consumer staples. Allocation effects also weighed on performance, driven primarily by an underweight in information technology and a modest cash position.  Key individual detractors included a position in Kenvue, Inc., not owning Intel Corp., &  Intercontinental Exchange, Inc.

Total Return Based on $10,000 Investment

Table Summary
	Class R2 without Sales Charge	Russell 3000® Index	Russell 1000® Value Index
10/1/2025	$10,000	$10,000	$10,000
2026	$11,282	$11,351	$11,788

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Cumulative Total Returns

Table Summary
Fund	Since Inception (10/1/2025)
Class R2	12.82%
Russell 3000® Index	13.51%
Russell 1000® Value Index	17.88%

Fund Statistics

  Total Net Assets$2,485,151,830
  # of Portfolio Holdings70
  Portfolio Turnover Rate132%
  Investment Advisory Fees Paid$6,502,086

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	5.1%
Micron Technology, Inc.	4.8%
JPMorgan Chase & Co.	3.9%
Cisco Systems, Inc.	3.2%
Amazon.com, Inc.	2.9%
Chevron Corp.	2.6%
Duke Energy Corp.	2.6%
Pfizer, Inc.	2.3%
State Street Corp.	2.2%
Assurant, Inc.	2.1%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.4%
Common Stock	99.5%

Sector Allocation

Table Summary
Value	Value
Information Technology	17.5%
Financials	17.0%
Industrials	12.4%
Health Care	11.2%
Consumer Staples	8.1%
Communication Services	7.7%
Consumer Discretionary	6.7%
Energy	5.8%
Materials	4.6%
Utilities	4.6%
Real Estate	3.9%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.1%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective October 1, 2025, the 0.05% distribution fee waiver on Class R shares expired. Effective February 6, 2026, the Fund's expense limits were reduced to 0.86%, 1.61%, 0.61%, 1.11%, 1.01%, 0.61% and 0.61% for Class A, Class C, Class I, Class R, Class R2, Class R6, and Class W shares, respectively. In conjunction with the expense limit change, the management fee breakpoints were reduced to 0.70% on the first $1 billion of assets; 0.65% on the next $1 billion of assets; 0.60% on the next $1 billion of assets; and 0.55% thereafter.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R2: IEDBX

Voya Large Cap Value Fund

92913K124-AR

Class R6: IEDZX

Voya Large Cap Value Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$68	0.62%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 1000® Value Index primarily due to unfavorable stock selection and allocation.

↑ Top contributors to performance: Stock selection in materials, communication services & financials contributed most to performance, while an overweight to energy was also beneficial.  At the individual stock level, an overweight position in Micron Technology, Inc., not owning Berkshire Hathaway Inc., &  an overweight position in Chevron Corp. were the biggest contributors.

↓ Top detractors from performance: Conversely, stock selection in health care was the largest detractor, followed by selection in information technology & consumer staples. Allocation effects also weighed on performance, driven primarily by an underweight in information technology and a modest cash position.  Key individual detractors included a position in Kenvue, Inc., not owning Intel Corp., &  Intercontinental Exchange, Inc.

Total Return Based on $1,000,000 Investment

Table Summary
	Class R6	Russell 3000® Index	Russell 1000® Value Index
2016	$1,000,000	$1,000,000	$1,000,000
2017	$1,168,402	$1,176,900	$1,146,600
2018	$1,246,186	$1,354,141	$1,241,195
2019	$1,269,882	$1,387,995	$1,259,192
2020	$1,238,514	$1,547,059	$1,238,541
2021	$1,847,237	$2,226,372	$1,788,206
2022	$1,936,686	$2,144,442	$1,804,836
2023	$1,869,824	$2,187,974	$1,722,716
2024	$2,360,267	$2,791,483	$2,096,745
2025	$2,589,279	$3,157,678	$2,283,555
2026	$3,077,104	$4,087,463	$2,935,484

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	18.84%	10.74%	11.90%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 1000® Value Index	28.55%	10.42%	11.37%

Fund Statistics

  Total Net Assets$2,485,151,830
  # of Portfolio Holdings70
  Portfolio Turnover Rate132%
  Investment Advisory Fees Paid$6,502,086

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	5.1%
Micron Technology, Inc.	4.8%
JPMorgan Chase & Co.	3.9%
Cisco Systems, Inc.	3.2%
Amazon.com, Inc.	2.9%
Chevron Corp.	2.6%
Duke Energy Corp.	2.6%
Pfizer, Inc.	2.3%
State Street Corp.	2.2%
Assurant, Inc.	2.1%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.4%
Common Stock	99.5%

Sector Allocation

Table Summary
Value	Value
Information Technology	17.5%
Financials	17.0%
Industrials	12.4%
Health Care	11.2%
Consumer Staples	8.1%
Communication Services	7.7%
Consumer Discretionary	6.7%
Energy	5.8%
Materials	4.6%
Utilities	4.6%
Real Estate	3.9%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.1%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective October 1, 2025, the 0.05% distribution fee waiver on Class R shares expired. Effective February 6, 2026, the Fund's expense limits were reduced to 0.86%, 1.61%, 0.61%, 1.11%, 1.01%, 0.61% and 0.61% for Class A, Class C, Class I, Class R, Class R2, Class R6, and Class W shares, respectively. In conjunction with the expense limit change, the management fee breakpoints were reduced to 0.70% on the first $1 billion of assets; 0.65% on the next $1 billion of assets; 0.60% on the next $1 billion of assets; and 0.55% thereafter.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: IEDZX

Voya Large Cap Value Fund

92913K827-AR

Class W: IWEDX

Voya Large Cap Value Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$83	0.76%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 1000® Value Index primarily due to unfavorable stock selection and allocation.

↑ Top contributors to performance: Stock selection in materials, communication services & financials contributed most to performance, while an overweight to energy was also beneficial.  At the individual stock level, an overweight position in Micron Technology, Inc., not owning Berkshire Hathaway Inc., &  an overweight position in Chevron Corp. were the biggest contributors.

↓ Top detractors from performance: Conversely, stock selection in health care was the largest detractor, followed by selection in information technology & consumer staples. Allocation effects also weighed on performance, driven primarily by an underweight in information technology and a modest cash position.  Key individual detractors included a position in Kenvue, Inc., not owning Intel Corp., &  Intercontinental Exchange, Inc.

Total Return Based on $10,000 Investment

Table Summary
	Class W	Russell 3000® Index	Russell 1000® Value Index
2016	$10,000	$10,000	$10,000
2017	$11,675	$11,769	$11,466
2018	$12,430	$13,541	$12,412
2019	$12,669	$13,880	$12,592
2020	$12,353	$15,471	$12,385
2021	$18,399	$22,264	$17,882
2022	$19,270	$21,444	$18,048
2023	$18,591	$21,880	$17,227
2024	$23,455	$27,915	$20,967
2025	$25,706	$31,577	$22,836
2026	$30,526	$40,875	$29,355

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class W	18.75%	10.66%	11.81%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 1000® Value Index	28.55%	10.42%	11.37%

Fund Statistics

  Total Net Assets$2,485,151,830
  # of Portfolio Holdings70
  Portfolio Turnover Rate132%
  Investment Advisory Fees Paid$6,502,086

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	5.1%
Micron Technology, Inc.	4.8%
JPMorgan Chase & Co.	3.9%
Cisco Systems, Inc.	3.2%
Amazon.com, Inc.	2.9%
Chevron Corp.	2.6%
Duke Energy Corp.	2.6%
Pfizer, Inc.	2.3%
State Street Corp.	2.2%
Assurant, Inc.	2.1%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.4%
Common Stock	99.5%

Sector Allocation

Table Summary
Value	Value
Information Technology	17.5%
Financials	17.0%
Industrials	12.4%
Health Care	11.2%
Consumer Staples	8.1%
Communication Services	7.7%
Consumer Discretionary	6.7%
Energy	5.8%
Materials	4.6%
Utilities	4.6%
Real Estate	3.9%
Short-Term Investments	0.4%
Assets in Excess of Other Liabilities	0.1%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective October 1, 2025, the 0.05% distribution fee waiver on Class R shares expired. Effective February 6, 2026, the Fund's expense limits were reduced to 0.86%, 1.61%, 0.61%, 1.11%, 1.01%, 0.61% and 0.61% for Class A, Class C, Class I, Class R, Class R2, Class R6, and Class W shares, respectively. In conjunction with the expense limit change, the management fee breakpoints were reduced to 0.70% on the first $1 billion of assets; 0.65% on the next $1 billion of assets; 0.60% on the next $1 billion of assets; and 0.55% thereafter.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IWEDX

Voya Large Cap Value Fund

92913K736-AR

Class A: NLCAX

Voya Large-Cap Growth Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$103	0.90%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund's Class A, Class C and Class R shares underperformed the Russell 1000® Growth. Class I, Class R6 and Class W shares outperformed the Russell 1000® Growth.

↑ Top contributors to performance: At the sector level, stock selection within the information technology, industrials & real estate sectors contributed. Additionally, an underweight allocation to the financials sector contributed. At the individual stock level, key contributors included a non-benchmark position in Micron Technology, Inc., an overweight in Comfort Systems USA, Inc. & positioning in SanDisk Corp.

↓ Top detractors from performance: Stock selection within the health care, communication services & financials sectors detracted. Additionally, an overweight allocation to the materials, energy & health care sectors also detracted. Key individual stock detractors included positioning in Doximity, Inc. & Snowflake Inc., as well as an overweight position in Visa Inc.

Total Return Based on $10,000 Investment

Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Russell 3000® Index	Russell 1000® Growth Index
2016	$9,424	$10,000	$10,000	$10,000
2017	$11,250	$11,938	$11,769	$12,027
2018	$13,120	$13,922	$13,541	$14,555
2019	$13,922	$14,773	$13,880	$15,340
2020	$16,887	$17,919	$15,471	$19,366
2021	$22,161	$23,516	$22,264	$27,097
2022	$19,391	$20,576	$21,444	$25,404
2023	$20,845	$22,119	$21,880	$27,830
2024	$28,277	$30,006	$27,915	$37,181
2025	$32,199	$34,168	$31,577	$43,734
2026	$41,400	$43,931	$40,875	$56,266

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	21.19%	11.98%	15.27%
Class A - Excluding Sales Charge	28.57%	13.31%	15.95%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 1000® Growth Index	28.66%	15.73%	18.86%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$795,910,853
  # of Portfolio Holdings58
  Portfolio Turnover Rate65%
  Investment Advisory Fees Paid$4,174,185

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
NVIDIA Corp.	12.4%
Apple, Inc.	10.2%
Alphabet, Inc. - Class A	8.3%
Microsoft Corp.	7.6%
Amazon.com, Inc.	6.1%
Broadcom, Inc.	4.9%
Advanced Micro Devices, Inc.	3.3%
Visa, Inc. - Class A	3.1%
Crowdstrike Holdings, Inc. - Class A	2.5%
Eli Lilly & Co.	2.0%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.6%
Exchange-Traded Funds	0.4%
Common Stock	99.1%

Sector Allocation

Table Summary
Value	Value
Information Technology	53.0%
Consumer Discretionary	12.5%
Communication Services	11.0%
Industrials	6.7%
Health Care	6.4%
Financials	4.1%
Consumer Staples	2.4%
Materials	1.5%
Utilities	0.6%
Real Estate	0.5%
Energy	0.4%
Investment In Other Mutual Funds-Internal	0.4%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: NLCAX

Voya Large-Cap Growth Fund

92913K801-AR

Class C: NLCCX

Voya Large-Cap Growth Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$188	1.65%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund's Class A, Class C and Class R shares underperformed the Russell 1000® Growth. Class I, Class R6 and Class W shares outperformed the Russell 1000® Growth.

↑ Top contributors to performance: At the sector level, stock selection within the information technology, industrials & real estate sectors contributed. Additionally, an underweight allocation to the financials sector contributed. At the individual stock level, key contributors included a non-benchmark position in Micron Technology, Inc., an overweight in Comfort Systems USA, Inc. & positioning in SanDisk Corp.

↓ Top detractors from performance: Stock selection within the health care, communication services & financials sectors detracted. Additionally, an overweight allocation to the materials, energy & health care sectors also detracted. Key individual stock detractors included positioning in Doximity, Inc. & Snowflake Inc., as well as an overweight position in Visa Inc.

Total Return Based on $10,000 Investment

Table Summary
	Class C with Sale Charges	Class C without Sales Charge	Russell 3000® Index	Russell 1000® Growth Index
2016	$10,000	$10,000	$10,000	$10,000
2017	$11,847	$11,847	$11,769	$12,027
2018	$13,718	$13,718	$13,541	$14,555
2019	$14,442	$14,442	$13,880	$15,340
2020	$17,389	$17,389	$15,471	$19,366
2021	$22,650	$22,650	$22,264	$27,097
2022	$19,676	$19,676	$21,444	$25,404
2023	$20,967	$20,967	$21,880	$27,830
2024	$28,240	$28,240	$27,915	$37,181
2025	$32,157	$32,157	$31,577	$43,734
2026	$41,346	$41,346	$40,875	$56,266

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	26.61%	12.45%	15.25%
Class C - Excluding Sales Charge	27.61%	12.45%	15.25%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 1000® Growth Index	28.66%	15.73%	18.86%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Fund Statistics

  Total Net Assets$795,910,853
  # of Portfolio Holdings58
  Portfolio Turnover Rate65%
  Investment Advisory Fees Paid$4,174,185

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
NVIDIA Corp.	12.4%
Apple, Inc.	10.2%
Alphabet, Inc. - Class A	8.3%
Microsoft Corp.	7.6%
Amazon.com, Inc.	6.1%
Broadcom, Inc.	4.9%
Advanced Micro Devices, Inc.	3.3%
Visa, Inc. - Class A	3.1%
Crowdstrike Holdings, Inc. - Class A	2.5%
Eli Lilly & Co.	2.0%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.6%
Exchange-Traded Funds	0.4%
Common Stock	99.1%

Sector Allocation

Table Summary
Value	Value
Information Technology	53.0%
Consumer Discretionary	12.5%
Communication Services	11.0%
Industrials	6.7%
Health Care	6.4%
Financials	4.1%
Consumer Staples	2.4%
Materials	1.5%
Utilities	0.6%
Real Estate	0.5%
Energy	0.4%
Investment In Other Mutual Funds-Internal	0.4%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: NLCCX

Voya Large-Cap Growth Fund

92913K603-AR

Class I: PLCIX

Voya Large-Cap Growth Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$68	0.59%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund's Class A, Class C and Class R shares underperformed the Russell 1000® Growth. Class I, Class R6 and Class W shares outperformed the Russell 1000® Growth.

↑ Top contributors to performance: At the sector level, stock selection within the information technology, industrials & real estate sectors contributed. Additionally, an underweight allocation to the financials sector contributed. At the individual stock level, key contributors included a non-benchmark position in Micron Technology, Inc., an overweight in Comfort Systems USA, Inc. & positioning in SanDisk Corp.

↓ Top detractors from performance: Stock selection within the health care, communication services & financials sectors detracted. Additionally, an overweight allocation to the materials, energy & health care sectors also detracted. Key individual stock detractors included positioning in Doximity, Inc. & Snowflake Inc., as well as an overweight position in Visa Inc.

Total Return Based on $250,000 Investment

Table Summary
	Class I	Russell 3000® Index	Russell 1000® Growth Index
2016	$250,000	$250,000	$250,000
2017	$299,463	$294,225	$300,675
2018	$350,667	$338,535	$363,877
2019	$373,361	$346,999	$383,490
2020	$454,777	$386,765	$484,156
2021	$598,677	$556,593	$677,431
2022	$525,729	$536,110	$635,092
2023	$567,411	$546,994	$695,743
2024	$771,890	$697,871	$929,522
2025	$881,800	$789,420	$1,093,339
2026	$1,137,315	$1,021,866	$1,406,649

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	28.98%	13.69%	16.36%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 1000® Growth Index	28.66%	15.73%	18.86%

Fund Statistics

  Total Net Assets$795,910,853
  # of Portfolio Holdings58
  Portfolio Turnover Rate65%
  Investment Advisory Fees Paid$4,174,185

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
NVIDIA Corp.	12.4%
Apple, Inc.	10.2%
Alphabet, Inc. - Class A	8.3%
Microsoft Corp.	7.6%
Amazon.com, Inc.	6.1%
Broadcom, Inc.	4.9%
Advanced Micro Devices, Inc.	3.3%
Visa, Inc. - Class A	3.1%
Crowdstrike Holdings, Inc. - Class A	2.5%
Eli Lilly & Co.	2.0%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.6%
Exchange-Traded Funds	0.4%
Common Stock	99.1%

Sector Allocation

Table Summary
Value	Value
Information Technology	53.0%
Consumer Discretionary	12.5%
Communication Services	11.0%
Industrials	6.7%
Health Care	6.4%
Financials	4.1%
Consumer Staples	2.4%
Materials	1.5%
Utilities	0.6%
Real Estate	0.5%
Energy	0.4%
Investment In Other Mutual Funds-Internal	0.4%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: PLCIX

Voya Large-Cap Growth Fund

92913K504-AR

Class R: VGORX

Voya Large-Cap Growth Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$131	1.15%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund's Class A, Class C and Class R shares underperformed the Russell 1000® Growth. Class I, Class R6 and Class W shares outperformed the Russell 1000® Growth.

↑ Top contributors to performance: At the sector level, stock selection within the information technology, industrials & real estate sectors contributed. Additionally, an underweight allocation to the financials sector contributed. At the individual stock level, key contributors included a non-benchmark position in Micron Technology, Inc., an overweight in Comfort Systems USA, Inc. & positioning in SanDisk Corp.

↓ Top detractors from performance: Stock selection within the health care, communication services & financials sectors detracted. Additionally, an overweight allocation to the materials, energy & health care sectors also detracted. Key individual stock detractors included positioning in Doximity, Inc. & Snowflake Inc., as well as an overweight position in Visa Inc.

Total Return Based on $10,000 Investment

Table Summary
	Class R	Russell 3000® Index	Russell 1000® Growth Index
2016	$10,000	$10,000	$10,000
2017	$11,907	$11,769	$12,027
2018	$13,854	$13,541	$14,555
2019	$14,664	$13,880	$15,340
2020	$17,746	$15,471	$19,366
2021	$23,226	$22,264	$27,097
2022	$20,274	$21,444	$25,404
2023	$21,745	$21,880	$27,830
2024	$29,430	$27,915	$37,181
2025	$33,434	$31,577	$43,734
2026	$42,881	$40,875	$56,266

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class R	28.25%	13.05%	15.67%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 1000® Growth Index	28.66%	15.73%	18.86%

Fund Statistics

  Total Net Assets$795,910,853
  # of Portfolio Holdings58
  Portfolio Turnover Rate65%
  Investment Advisory Fees Paid$4,174,185

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
NVIDIA Corp.	12.4%
Apple, Inc.	10.2%
Alphabet, Inc. - Class A	8.3%
Microsoft Corp.	7.6%
Amazon.com, Inc.	6.1%
Broadcom, Inc.	4.9%
Advanced Micro Devices, Inc.	3.3%
Visa, Inc. - Class A	3.1%
Crowdstrike Holdings, Inc. - Class A	2.5%
Eli Lilly & Co.	2.0%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.6%
Exchange-Traded Funds	0.4%
Common Stock	99.1%

Sector Allocation

Table Summary
Value	Value
Information Technology	53.0%
Consumer Discretionary	12.5%
Communication Services	11.0%
Industrials	6.7%
Health Care	6.4%
Financials	4.1%
Consumer Staples	2.4%
Materials	1.5%
Utilities	0.6%
Real Estate	0.5%
Energy	0.4%
Investment In Other Mutual Funds-Internal	0.4%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VGORX

Voya Large-Cap Growth Fund

92913K561-AR

Class R6: VGOSX

Voya Large-Cap Growth Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$64	0.56%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund's Class A, Class C and Class R shares underperformed the Russell 1000® Growth. Class I, Class R6 and Class W shares outperformed the Russell 1000® Growth.

↑ Top contributors to performance: At the sector level, stock selection within the information technology, industrials & real estate sectors contributed. Additionally, an underweight allocation to the financials sector contributed. At the individual stock level, key contributors included a non-benchmark position in Micron Technology, Inc., an overweight in Comfort Systems USA, Inc. & positioning in SanDisk Corp.

↓ Top detractors from performance: Stock selection within the health care, communication services & financials sectors detracted. Additionally, an overweight allocation to the materials, energy & health care sectors also detracted. Key individual stock detractors included positioning in Doximity, Inc. & Snowflake Inc., as well as an overweight position in Visa Inc.

Total Return Based on $1,000,000 Investment

Table Summary
	Class R6	Russell 3000® Index	Russell 1000® Growth Index
2016	$1,000,000	$1,000,000	$1,000,000
2017	$1,198,024	$1,176,900	$1,202,700
2018	$1,403,915	$1,354,141	$1,455,508
2019	$1,496,445	$1,387,995	$1,533,959
2020	$1,823,947	$1,547,059	$1,936,624
2021	$2,402,909	$2,226,372	$2,709,724
2022	$2,111,404	$2,144,442	$2,540,366
2023	$2,278,391	$2,187,974	$2,782,971
2024	$3,099,826	$2,791,483	$3,718,088
2025	$3,542,034	$3,157,678	$4,373,357
2026	$4,569,635	$4,087,463	$5,626,595

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	29.01%	13.72%	16.41%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 1000® Growth Index	28.66%	15.73%	18.86%

Fund Statistics

  Total Net Assets$795,910,853
  # of Portfolio Holdings58
  Portfolio Turnover Rate65%
  Investment Advisory Fees Paid$4,174,185

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
NVIDIA Corp.	12.4%
Apple, Inc.	10.2%
Alphabet, Inc. - Class A	8.3%
Microsoft Corp.	7.6%
Amazon.com, Inc.	6.1%
Broadcom, Inc.	4.9%
Advanced Micro Devices, Inc.	3.3%
Visa, Inc. - Class A	3.1%
Crowdstrike Holdings, Inc. - Class A	2.5%
Eli Lilly & Co.	2.0%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.6%
Exchange-Traded Funds	0.4%
Common Stock	99.1%

Sector Allocation

Table Summary
Value	Value
Information Technology	53.0%
Consumer Discretionary	12.5%
Communication Services	11.0%
Industrials	6.7%
Health Care	6.4%
Financials	4.1%
Consumer Staples	2.4%
Materials	1.5%
Utilities	0.6%
Real Estate	0.5%
Energy	0.4%
Investment In Other Mutual Funds-Internal	0.4%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VGOSX

Voya Large-Cap Growth Fund

92913K553-AR

Class W: IGOWX

Voya Large-Cap Growth Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$74	0.65%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund's Class A, Class C and Class R shares underperformed the Russell 1000® Growth. Class I, Class R6 and Class W shares outperformed the Russell 1000® Growth.

↑ Top contributors to performance: At the sector level, stock selection within the information technology, industrials & real estate sectors contributed. Additionally, an underweight allocation to the financials sector contributed. At the individual stock level, key contributors included a non-benchmark position in Micron Technology, Inc., an overweight in Comfort Systems USA, Inc. & positioning in SanDisk Corp.

↓ Top detractors from performance: Stock selection within the health care, communication services & financials sectors detracted. Additionally, an overweight allocation to the materials, energy & health care sectors also detracted. Key individual stock detractors included positioning in Doximity, Inc. & Snowflake Inc., as well as an overweight position in Visa Inc.

Total Return Based on $10,000 Investment

Table Summary
	Class W	Russell 3000® Index	Russell 1000® Growth Index
2016	$10,000	$10,000	$10,000
2017	$11,966	$11,769	$12,027
2018	$13,995	$13,541	$14,555
2019	$14,880	$13,880	$15,340
2020	$18,101	$15,471	$19,366
2021	$23,810	$22,264	$27,097
2022	$20,887	$21,444	$25,404
2023	$22,519	$21,880	$27,830
2024	$30,629	$27,915	$37,181
2025	$34,966	$31,577	$43,734
2026	$45,071	$40,875	$56,266

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class W	28.90%	13.61%	16.25%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 1000® Growth Index	28.66%	15.73%	18.86%

Fund Statistics

  Total Net Assets$795,910,853
  # of Portfolio Holdings58
  Portfolio Turnover Rate65%
  Investment Advisory Fees Paid$4,174,185

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
NVIDIA Corp.	12.4%
Apple, Inc.	10.2%
Alphabet, Inc. - Class A	8.3%
Microsoft Corp.	7.6%
Amazon.com, Inc.	6.1%
Broadcom, Inc.	4.9%
Advanced Micro Devices, Inc.	3.3%
Visa, Inc. - Class A	3.1%
Crowdstrike Holdings, Inc. - Class A	2.5%
Eli Lilly & Co.	2.0%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.6%
Exchange-Traded Funds	0.4%
Common Stock	99.1%

Sector Allocation

Table Summary
Value	Value
Information Technology	53.0%
Consumer Discretionary	12.5%
Communication Services	11.0%
Industrials	6.7%
Health Care	6.4%
Financials	4.1%
Consumer Staples	2.4%
Materials	1.5%
Utilities	0.6%
Real Estate	0.5%
Energy	0.4%
Investment In Other Mutual Funds-Internal	0.4%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IGOWX

Voya Large-Cap Growth Fund

92913K579-AR

Class A: VYMQX

Voya MI Dynamic SMID Cap Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya MI Dynamic SMID Cap Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$108	0.96%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 2500TM Index.

↑ Top contributors to performance: Stock selection within the real estate, financials & energy sectors contributed to performance. At the individual stock level, key contributors included TTM Technologies, Inc., Coherent Corp., & Day One Biopharmaceuticals, Inc.

↓ Top detractors from performance: By contrast, stock selection within the industrials, health care, & information technology sectors detracted. Key detractors included Insmed Inc., Lumentum Holdings, Inc., and AvePoint, Inc.

Total Return Based on $10,000 Investment

Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Russell 3000® Index	Russell 2500™ Index	S&P MidCap 400® Index
2016	$9,427	$10,000	$10,000	$10,000	$10,000
2017	$10,838	$11,497	$11,769	$11,687	$11,716
2018	$11,939	$12,665	$13,541	$13,825	$13,457
2019	$11,063	$11,735	$13,880	$13,232	$12,725
2020	$10,682	$11,331	$15,471	$13,126	$12,622
2021	$16,702	$17,717	$22,264	$21,061	$19,787
2022	$15,669	$16,622	$21,444	$18,614	$18,497
2023	$14,973	$15,883	$21,880	$17,621	$18,011
2024	$19,001	$20,156	$27,915	$21,445	$22,688
2025	$19,661	$20,856	$31,577	$22,192	$23,181
2026	$24,605	$26,101	$40,875	$30,616	$29,179

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	17.93%	6.78%	9.42%
Class A - Excluding Sales Charge	25.15%	8.06%	10.07%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 2500™ Index	37.96%	7.77%	11.84%
S&P MidCap 400® Index	25.87%	8.08%	11.30%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Effective July 28, 2025, the Adviser changed the secondary benchmark from the S&P MidCap 400® Index to the Russell 2500™ Index because the Russell 2500™ Index is considered by the Adviser to be more reflected of the type of securities in which the Fund invests.

Fund Statistics

  Total Net Assets$139,809,989
  # of Portfolio Holdings153
  Portfolio Turnover Rate153%
  Investment Advisory Fees Paid$508,197

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Sandisk Corp.	3.2%
Ciena Corp.	1.6%
NOV, Inc.	1.5%
Comfort Systems USA, Inc.	1.5%
NiSource, Inc.	1.3%
Watts Water Technologies, Inc. - Class A	1.3%
F.N.B. Corp.	1.2%
Coherent Corp.	1.2%
Applied Industrial Technologies, Inc.	1.2%
Rocket Lab Corp.	1.1%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Short-Term Investments	2.1%
Exchange-Traded Funds	0.9%
Common Stock	99.1%

Sector Allocation

Table Summary
Value	Value
Industrials	22.8%
Information Technology	21.9%
Financials	15.2%
Health Care	10.7%
Materials	6.4%
Consumer Discretionary	6.3%
Real Estate	5.9%
Utilities	3.6%
Energy	3.2%
Communication Services	2.4%
Exchange-Traded Funds	0.9%
Consumer Staples	0.7%
Short-Term Investments	2.1%
Liabilities in Excess of Other Assets	(2.1)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

 Effective July 28, 2025, the Fund made the following changes: (i) Voya Investment Management (UK) Limited was appointed as sub-sub-adviser; (ii) the investment objective, principal investment strategies, including changes to the policy to invest, under normal circumstances, at least 80% of the value of its assets in investments in accordance with the investment focus that its name suggests, principal risks, and portfolio managers; and (iii) the Fund’s name was changed from "Voya Mid Cap Research Enhanced Index Fund" to "Voya MI Dynamic SMID Cap Fund."

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VYMQX

Voya MI Dynamic SMID Cap Fund

92918A105-AR

Class C: VYMRX

Voya MI Dynamic SMID Cap Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya MI Dynamic SMID Cap Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$164	1.46%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 2500TM Index.

↑ Top contributors to performance: Stock selection within the real estate, financials & energy sectors contributed to performance. At the individual stock level, key contributors included TTM Technologies, Inc., Coherent Corp., & Day One Biopharmaceuticals, Inc.

↓ Top detractors from performance: By contrast, stock selection within the industrials, health care, & information technology sectors detracted. Key detractors included Insmed Inc., Lumentum Holdings, Inc., and AvePoint, Inc.

Total Return Based on $10,000 Investment

Table Summary
	Class C with Sale Charges	Class C without Sales Charge	Russell 3000® Index	Russell 2500™ Index	S&P MidCap 400® Index
2016	$10,000	$10,000	$10,000	$10,000	$10,000
2017	$11,436	$11,436	$11,769	$11,687	$11,716
2018	$12,540	$12,540	$13,541	$13,825	$13,457
2019	$11,561	$11,561	$13,880	$13,232	$12,725
2020	$11,116	$11,116	$15,471	$13,126	$12,622
2021	$17,292	$17,292	$22,264	$21,061	$19,787
2022	$16,139	$16,139	$21,444	$18,614	$18,497
2023	$15,349	$15,349	$21,880	$17,621	$18,011
2024	$19,374	$19,374	$27,915	$21,445	$22,688
2025	$20,047	$20,047	$31,577	$22,192	$23,181
2026	$25,088	$25,088	$40,875	$30,616	$29,179

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	23.58%	7.51%	9.63%
Class C - Excluding Sales Charge	24.50%	7.51%	9.63%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 2500™ Index	37.96%	7.77%	11.84%
S&P MidCap 400® Index	25.87%	8.08%	11.30%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Effective July 28, 2025, the Adviser changed the secondary benchmark from the S&P MidCap 400® Index to the Russell 2500™ Index because the Russell 2500™ Index is considered by the Adviser to be more reflected of the type of securities in which the Fund invests.

Fund Statistics

  Total Net Assets$139,809,989
  # of Portfolio Holdings153
  Portfolio Turnover Rate153%
  Investment Advisory Fees Paid$508,197

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Sandisk Corp.	3.2%
Ciena Corp.	1.6%
NOV, Inc.	1.5%
Comfort Systems USA, Inc.	1.5%
NiSource, Inc.	1.3%
Watts Water Technologies, Inc. - Class A	1.3%
F.N.B. Corp.	1.2%
Coherent Corp.	1.2%
Applied Industrial Technologies, Inc.	1.2%
Rocket Lab Corp.	1.1%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Short-Term Investments	2.1%
Exchange-Traded Funds	0.9%
Common Stock	99.1%

Sector Allocation

Table Summary
Value	Value
Industrials	22.8%
Information Technology	21.9%
Financials	15.2%
Health Care	10.7%
Materials	6.4%
Consumer Discretionary	6.3%
Real Estate	5.9%
Utilities	3.6%
Energy	3.2%
Communication Services	2.4%
Exchange-Traded Funds	0.9%
Consumer Staples	0.7%
Short-Term Investments	2.1%
Liabilities in Excess of Other Assets	(2.1)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

 Effective July 28, 2025, the Fund made the following changes: (i) Voya Investment Management (UK) Limited was appointed as sub-sub-adviser; (ii) the investment objective, principal investment strategies, including changes to the policy to invest, under normal circumstances, at least 80% of the value of its assets in investments in accordance with the investment focus that its name suggests, principal risks, and portfolio managers; and (iii) the Fund’s name was changed from "Voya Mid Cap Research Enhanced Index Fund" to "Voya MI Dynamic SMID Cap Fund."

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: VYMRX

Voya MI Dynamic SMID Cap Fund

92918A204-AR

Class I: VYMSX

Voya MI Dynamic SMID Cap Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya MI Dynamic SMID Cap Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$80	0.71%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 2500TM Index.

↑ Top contributors to performance: Stock selection within the real estate, financials & energy sectors contributed to performance. At the individual stock level, key contributors included TTM Technologies, Inc., Coherent Corp., & Day One Biopharmaceuticals, Inc.

↓ Top detractors from performance: By contrast, stock selection within the industrials, health care, & information technology sectors detracted. Key detractors included Insmed Inc., Lumentum Holdings, Inc., and AvePoint, Inc.

Total Return Based on $250,000 Investment

Table Summary
	Class I	Russell 3000® Index	Russell 2500™ Index	S&P MidCap 400® Index
2016	$250,000	$250,000	$250,000	$250,000
2017	$288,223	$294,225	$292,183	$292,900
2018	$318,284	$338,535	$345,630	$336,425
2019	$295,757	$346,999	$330,810	$318,123
2020	$286,153	$386,765	$328,158	$315,547
2021	$448,628	$556,593	$526,536	$494,682
2022	$421,758	$536,110	$465,356	$462,429
2023	$403,999	$546,994	$440,526	$450,267
2024	$514,123	$697,871	$536,134	$567,195
2025	$533,385	$789,420	$554,821	$579,515
2026	$668,968	$1,021,866	$765,408	$729,464

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	25.42%	8.32%	10.34%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 2500™ Index	37.96%	7.77%	11.84%
S&P MidCap 400® Index	25.87%	8.08%	11.30%

Effective July 28, 2025, the Adviser changed the secondary benchmark from the S&P MidCap 400® Index to the Russell 2500™ Index because the Russell 2500™ Index is considered by the Adviser to be more reflected of the type of securities in which the Fund invests.

Fund Statistics

  Total Net Assets$139,809,989
  # of Portfolio Holdings153
  Portfolio Turnover Rate153%
  Investment Advisory Fees Paid$508,197

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Sandisk Corp.	3.2%
Ciena Corp.	1.6%
NOV, Inc.	1.5%
Comfort Systems USA, Inc.	1.5%
NiSource, Inc.	1.3%
Watts Water Technologies, Inc. - Class A	1.3%
F.N.B. Corp.	1.2%
Coherent Corp.	1.2%
Applied Industrial Technologies, Inc.	1.2%
Rocket Lab Corp.	1.1%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Short-Term Investments	2.1%
Exchange-Traded Funds	0.9%
Common Stock	99.1%

Sector Allocation

Table Summary
Value	Value
Industrials	22.8%
Information Technology	21.9%
Financials	15.2%
Health Care	10.7%
Materials	6.4%
Consumer Discretionary	6.3%
Real Estate	5.9%
Utilities	3.6%
Energy	3.2%
Communication Services	2.4%
Exchange-Traded Funds	0.9%
Consumer Staples	0.7%
Short-Term Investments	2.1%
Liabilities in Excess of Other Assets	(2.1)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

 Effective July 28, 2025, the Fund made the following changes: (i) Voya Investment Management (UK) Limited was appointed as sub-sub-adviser; (ii) the investment objective, principal investment strategies, including changes to the policy to invest, under normal circumstances, at least 80% of the value of its assets in investments in accordance with the investment focus that its name suggests, principal risks, and portfolio managers; and (iii) the Fund’s name was changed from "Voya Mid Cap Research Enhanced Index Fund" to "Voya MI Dynamic SMID Cap Fund."

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VYMSX

Voya MI Dynamic SMID Cap Fund

92918A303-AR

Class R: VYMVX

Voya MI Dynamic SMID Cap Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya MI Dynamic SMID Cap Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$136	1.21%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 2500TM Index.

↑ Top contributors to performance: Stock selection within the real estate, financials & energy sectors contributed to performance. At the individual stock level, key contributors included TTM Technologies, Inc., Coherent Corp., & Day One Biopharmaceuticals, Inc.

↓ Top detractors from performance: By contrast, stock selection within the industrials, health care, & information technology sectors detracted. Key detractors included Insmed Inc., Lumentum Holdings, Inc., and AvePoint, Inc.

Total Return Based on $10,000 Investment

Table Summary
	Class R	Russell 3000® Index	Russell 2500™ Index	S&P MidCap 400® Index
2016	$10,000	$10,000	$10,000	$10,000
2017	$11,467	$11,769	$11,687	$11,716
2018	$12,606	$13,541	$13,825	$13,457
2019	$11,654	$13,880	$13,232	$12,725
2020	$11,223	$15,471	$13,126	$12,622
2021	$17,504	$22,264	$21,061	$19,787
2022	$16,380	$21,444	$18,614	$18,497
2023	$15,612	$21,880	$17,621	$18,011
2024	$19,767	$27,915	$21,445	$22,688
2025	$20,407	$31,577	$22,192	$23,181
2026	$25,474	$40,875	$30,616	$29,179

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class R	24.83%	7.79%	9.80%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 2500™ Index	37.96%	7.77%	11.84%
S&P MidCap 400® Index	25.87%	8.08%	11.30%

Effective July 28, 2025, the Adviser changed the secondary benchmark from the S&P MidCap 400® Index to the Russell 2500™ Index because the Russell 2500™ Index is considered by the Adviser to be more reflected of the type of securities in which the Fund invests.

Fund Statistics

  Total Net Assets$139,809,989
  # of Portfolio Holdings153
  Portfolio Turnover Rate153%
  Investment Advisory Fees Paid$508,197

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Sandisk Corp.	3.2%
Ciena Corp.	1.6%
NOV, Inc.	1.5%
Comfort Systems USA, Inc.	1.5%
NiSource, Inc.	1.3%
Watts Water Technologies, Inc. - Class A	1.3%
F.N.B. Corp.	1.2%
Coherent Corp.	1.2%
Applied Industrial Technologies, Inc.	1.2%
Rocket Lab Corp.	1.1%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Short-Term Investments	2.1%
Exchange-Traded Funds	0.9%
Common Stock	99.1%

Sector Allocation

Table Summary
Value	Value
Industrials	22.8%
Information Technology	21.9%
Financials	15.2%
Health Care	10.7%
Materials	6.4%
Consumer Discretionary	6.3%
Real Estate	5.9%
Utilities	3.6%
Energy	3.2%
Communication Services	2.4%
Exchange-Traded Funds	0.9%
Consumer Staples	0.7%
Short-Term Investments	2.1%
Liabilities in Excess of Other Assets	(2.1)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

 Effective July 28, 2025, the Fund made the following changes: (i) Voya Investment Management (UK) Limited was appointed as sub-sub-adviser; (ii) the investment objective, principal investment strategies, including changes to the policy to invest, under normal circumstances, at least 80% of the value of its assets in investments in accordance with the investment focus that its name suggests, principal risks, and portfolio managers; and (iii) the Fund’s name was changed from "Voya Mid Cap Research Enhanced Index Fund" to "Voya MI Dynamic SMID Cap Fund."

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VYMVX

Voya MI Dynamic SMID Cap Fund

92918A600-AR

Class R6: VYMBX

Voya MI Dynamic SMID Cap Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya MI Dynamic SMID Cap Fund for the period of October 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6Footnote Reference*	$51	0.71%
Footnote	Description
Footnote*	Expenses are for the period from October 1, 2025, commencement of operations, to May 31, 2026. Expenses for the full reporting period would be higher.

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 2500TM Index.

↑ Top contributors to performance: Stock selection within the real estate, financials & energy sectors contributed to performance. At the individual stock level, key contributors included TTM Technologies, Inc., Coherent Corp., & Day One Biopharmaceuticals, Inc.

↓ Top detractors from performance: By contrast, stock selection within the industrials, health care, & information technology sectors detracted. Key detractors included Insmed Inc., Lumentum Holdings, Inc., and AvePoint, Inc.

Total Return Based on $1,000,000 Investment

Table Summary
	Class R6	Russell 3000® Index	Russell 2500™ Index	S&P MidCap 400® Index
10/1/2025	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2026	$1,154,159	$1,135,078	$1,209,840	$1,147,468

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Cumulative Total Returns

Table Summary
Fund	Since Inception (10/1/2025)
Class R6	15.42%
Russell 3000® Index	13.51%
Russell 2500™ Index	20.61%
S&P MidCap 400® Index	14.75%

Effective July 28, 2025, the Adviser changed the secondary benchmark from the S&P MidCap 400® Index to the Russell 2500™ Index because the Russell 2500™ Index is considered by the Adviser to be more reflected of the type of securities in which the Fund invests.

Fund Statistics

  Total Net Assets$139,809,989
  # of Portfolio Holdings153
  Portfolio Turnover Rate153%
  Investment Advisory Fees Paid$508,197

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Sandisk Corp.	3.2%
Ciena Corp.	1.6%
NOV, Inc.	1.5%
Comfort Systems USA, Inc.	1.5%
NiSource, Inc.	1.3%
Watts Water Technologies, Inc. - Class A	1.3%
F.N.B. Corp.	1.2%
Coherent Corp.	1.2%
Applied Industrial Technologies, Inc.	1.2%
Rocket Lab Corp.	1.1%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Short-Term Investments	2.1%
Exchange-Traded Funds	0.9%
Common Stock	99.1%

Sector Allocation

Table Summary
Value	Value
Industrials	22.8%
Information Technology	21.9%
Financials	15.2%
Health Care	10.7%
Materials	6.4%
Consumer Discretionary	6.3%
Real Estate	5.9%
Utilities	3.6%
Energy	3.2%
Communication Services	2.4%
Exchange-Traded Funds	0.9%
Consumer Staples	0.7%
Short-Term Investments	2.1%
Liabilities in Excess of Other Assets	(2.1)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

 Effective July 28, 2025, the Fund made the following changes: (i) Voya Investment Management (UK) Limited was appointed as sub-sub-adviser; (ii) the investment objective, principal investment strategies, including changes to the policy to invest, under normal circumstances, at least 80% of the value of its assets in investments in accordance with the investment focus that its name suggests, principal risks, and portfolio managers; and (iii) the Fund’s name was changed from "Voya Mid Cap Research Enhanced Index Fund" to "Voya MI Dynamic SMID Cap Fund."

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYMBX

Voya MI Dynamic SMID Cap Fund

92918A717-AR

Class W: VYMYX

Voya MI Dynamic SMID Cap Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya MI Dynamic SMID Cap Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$80	0.71%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 2500TM Index.

↑ Top contributors to performance: Stock selection within the real estate, financials & energy sectors contributed to performance. At the individual stock level, key contributors included TTM Technologies, Inc., Coherent Corp., & Day One Biopharmaceuticals, Inc.

↓ Top detractors from performance: By contrast, stock selection within the industrials, health care, & information technology sectors detracted. Key detractors included Insmed Inc., Lumentum Holdings, Inc., and AvePoint, Inc.

Total Return Based on $10,000 Investment

Table Summary
	Class W	Russell 3000® Index	Russell 2500™ Index	S&P MidCap 400® Index
2016	$10,000	$10,000	$10,000	$10,000
2017	$11,519	$11,769	$11,687	$11,716
2018	$12,737	$13,541	$13,825	$13,457
2019	$11,784	$13,880	$13,232	$12,725
2020	$11,405	$15,471	$13,126	$12,622
2021	$17,870	$22,264	$21,061	$19,787
2022	$16,810	$21,444	$18,614	$18,497
2023	$16,105	$21,880	$17,621	$18,011
2024	$20,495	$27,915	$21,445	$22,688
2025	$21,265	$31,577	$22,192	$23,181
2026	$26,664	$40,875	$30,616	$29,179

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class W	25.39%	8.33%	10.30%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 2500™ Index	37.96%	7.77%	11.84%
S&P MidCap 400® Index	25.87%	8.08%	11.30%

Effective July 28, 2025, the Adviser changed the secondary benchmark from the S&P MidCap 400® Index to the Russell 2500™ Index because the Russell 2500™ Index is considered by the Adviser to be more reflected of the type of securities in which the Fund invests.

Fund Statistics

  Total Net Assets$139,809,989
  # of Portfolio Holdings153
  Portfolio Turnover Rate153%
  Investment Advisory Fees Paid$508,197

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Sandisk Corp.	3.2%
Ciena Corp.	1.6%
NOV, Inc.	1.5%
Comfort Systems USA, Inc.	1.5%
NiSource, Inc.	1.3%
Watts Water Technologies, Inc. - Class A	1.3%
F.N.B. Corp.	1.2%
Coherent Corp.	1.2%
Applied Industrial Technologies, Inc.	1.2%
Rocket Lab Corp.	1.1%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.1)%
Short-Term Investments	2.1%
Exchange-Traded Funds	0.9%
Common Stock	99.1%

Sector Allocation

Table Summary
Value	Value
Industrials	22.8%
Information Technology	21.9%
Financials	15.2%
Health Care	10.7%
Materials	6.4%
Consumer Discretionary	6.3%
Real Estate	5.9%
Utilities	3.6%
Energy	3.2%
Communication Services	2.4%
Exchange-Traded Funds	0.9%
Consumer Staples	0.7%
Short-Term Investments	2.1%
Liabilities in Excess of Other Assets	(2.1)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

 Effective July 28, 2025, the Fund made the following changes: (i) Voya Investment Management (UK) Limited was appointed as sub-sub-adviser; (ii) the investment objective, principal investment strategies, including changes to the policy to invest, under normal circumstances, at least 80% of the value of its assets in investments in accordance with the investment focus that its name suggests, principal risks, and portfolio managers; and (iii) the Fund’s name was changed from "Voya Mid Cap Research Enhanced Index Fund" to "Voya MI Dynamic SMID Cap Fund."

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: VYMYX

Voya MI Dynamic SMID Cap Fund

92918A808-AR

Class A: NMCAX

Voya MidCap Opportunities Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$125	1.20%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the Russell MidCap® Growth Index.

↑ Top contributors to performance: Stock selection within the information technology, industrials, & energy sectors contributed.   An overweight allocation to the information technology and materials sectors also contributed.  On an individual stock level basis, key contributors were an overweight in Comfort Systems USA, Inc., positioning in MaxLinear, Inc., and an overweight in Monolithic Power Systems, Inc.

↓ Top detractors from performance: Stock selection in the health care, communication services & financials sectors detracted.   On an individual stock level basis, key detractors included not owning Quanta Services, Inc., as well as positioning in Rocket Lab Corp. and Tradeweb Markets Inc.

Total Return Based on $10,000 Investment

Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2016	$9,424	$10,000	$10,000	$10,000	$10,000
2017	$10,957	$11,627	$11,769	$11,668	$11,586
2018	$12,396	$13,154	$13,541	$13,817	$13,054
2019	$12,764	$13,544	$13,880	$14,766	$13,262
2020	$14,510	$15,398	$15,471	$17,281	$13,610
2021	$20,773	$22,043	$22,264	$23,810	$20,455
2022	$16,609	$17,625	$21,444	$19,355	$19,070
2023	$17,788	$18,875	$21,880	$20,468	$18,210
2024	$21,363	$22,669	$27,915	$24,952	$22,418
2025	$23,935	$25,399	$31,577	$30,750	$24,733
2026	$26,104	$27,700	$40,875	$33,173	$30,266

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	2.78%	3.44%	10.07%
Class A - Excluding Sales Charge	9.06%	4.67%	10.73%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell Midcap® Growth Index	7.88%	6.86%	12.74%
Russell Midcap® Index	22.37%	8.15%	11.71%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$587,525,116
  # of Portfolio Holdings83
  Portfolio Turnover Rate81%
  Investment Advisory Fees Paid$5,153,557

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Vertiv Holdings Co. - Class A	4.8%
Cloudflare, Inc. - Class A	3.8%
Howmet Aerospace, Inc.	3.8%
Monolithic Power Systems, Inc.	3.8%
Hilton Worldwide Holdings, Inc.	3.6%
Comfort Systems USA, Inc.	3.4%
Royal Caribbean Cruises Ltd.	3.2%
Datadog, Inc. - Class A	2.8%
Vistra Corp.	2.6%
WW Grainger, Inc.	2.5%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.2)%
Short-Term Investments	2.5%
Common Stock	99.7%

Sector Allocation

Table Summary
Value	Value
Industrials	25.7%
Information Technology	21.3%
Consumer Discretionary	17.8%
Health Care	12.4%
Financials	8.1%
Communication Services	3.9%
Energy	3.7%
Utilities	2.6%
Consumer Staples	1.7%
Real Estate	1.4%
Materials	1.1%
Short-Term Investments	2.5%
Liabilities in Excess of Other Assets	(2.2)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective January 1, 2026, the Fund's expenses limits were reduced to 1.22%, 1.97%, 0.89%, 1.47% and 0.97% for Class A, Class C, Class I, Class R, and Class W shares, respectively.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: NMCAX

Voya MidCap Opportunities Fund

92913K884-AR

Class C: NMCCX

Voya MidCap Opportunities Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$203	1.95%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the Russell MidCap® Growth Index.

↑ Top contributors to performance: Stock selection within the information technology, industrials, & energy sectors contributed.   An overweight allocation to the information technology and materials sectors also contributed.  On an individual stock level basis, key contributors were an overweight in Comfort Systems USA, Inc., positioning in MaxLinear, Inc., and an overweight in Monolithic Power Systems, Inc.

↓ Top detractors from performance: Stock selection in the health care, communication services & financials sectors detracted.   On an individual stock level basis, key detractors included not owning Quanta Services, Inc., as well as positioning in Rocket Lab Corp. and Tradeweb Markets Inc.

Total Return Based on $10,000 Investment

Table Summary
	Class C with Sale Charges	Class C without Sales Charge	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2016	$10,000	$10,000	$10,000	$10,000	$10,000
2017	$11,541	$11,541	$11,769	$11,668	$11,586
2018	$12,964	$12,964	$13,541	$13,817	$13,054
2019	$13,241	$13,241	$13,880	$14,766	$13,262
2020	$14,937	$14,937	$15,471	$17,281	$13,610
2021	$21,233	$21,233	$22,264	$23,810	$20,455
2022	$16,863	$16,863	$21,444	$19,355	$19,070
2023	$17,902	$17,902	$21,880	$20,468	$18,210
2024	$21,345	$21,345	$27,915	$24,952	$22,418
2025	$23,915	$23,915	$31,577	$30,750	$24,733
2026	$26,082	$26,082	$40,875	$33,173	$30,266

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	7.57%	3.87%	10.06%
Class C - Excluding Sales Charge	8.13%	3.87%	10.06%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell Midcap® Growth Index	7.88%	6.86%	12.74%
Russell Midcap® Index	22.37%	8.15%	11.71%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Fund Statistics

  Total Net Assets$587,525,116
  # of Portfolio Holdings83
  Portfolio Turnover Rate81%
  Investment Advisory Fees Paid$5,153,557

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Vertiv Holdings Co. - Class A	4.8%
Cloudflare, Inc. - Class A	3.8%
Howmet Aerospace, Inc.	3.8%
Monolithic Power Systems, Inc.	3.8%
Hilton Worldwide Holdings, Inc.	3.6%
Comfort Systems USA, Inc.	3.4%
Royal Caribbean Cruises Ltd.	3.2%
Datadog, Inc. - Class A	2.8%
Vistra Corp.	2.6%
WW Grainger, Inc.	2.5%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.2)%
Short-Term Investments	2.5%
Common Stock	99.7%

Sector Allocation

Table Summary
Value	Value
Industrials	25.7%
Information Technology	21.3%
Consumer Discretionary	17.8%
Health Care	12.4%
Financials	8.1%
Communication Services	3.9%
Energy	3.7%
Utilities	2.6%
Consumer Staples	1.7%
Real Estate	1.4%
Materials	1.1%
Short-Term Investments	2.5%
Liabilities in Excess of Other Assets	(2.2)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective January 1, 2026, the Fund's expenses limits were reduced to 1.22%, 1.97%, 0.89%, 1.47% and 0.97% for Class A, Class C, Class I, Class R, and Class W shares, respectively.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: NMCCX

Voya MidCap Opportunities Fund

92913K868-AR

Class I: NMCIX

Voya MidCap Opportunities Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$95	0.91%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the Russell MidCap® Growth Index.

↑ Top contributors to performance: Stock selection within the information technology, industrials, & energy sectors contributed.   An overweight allocation to the information technology and materials sectors also contributed.  On an individual stock level basis, key contributors were an overweight in Comfort Systems USA, Inc., positioning in MaxLinear, Inc., and an overweight in Monolithic Power Systems, Inc.

↓ Top detractors from performance: Stock selection in the health care, communication services & financials sectors detracted.   On an individual stock level basis, key detractors included not owning Quanta Services, Inc., as well as positioning in Rocket Lab Corp. and Tradeweb Markets Inc.

Total Return Based on $250,000 Investment

Table Summary
	Class I	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2016	$250,000	$250,000	$250,000	$250,000
2017	$291,571	$294,225	$291,700	$289,650
2018	$330,754	$338,535	$345,431	$326,349
2019	$341,654	$346,999	$369,162	$331,538
2020	$389,525	$386,765	$432,031	$340,257
2021	$559,561	$556,593	$595,252	$511,372
2022	$448,960	$536,110	$483,880	$476,752
2023	$482,047	$546,994	$511,703	$455,251
2024	$580,744	$697,871	$623,809	$560,458
2025	$652,043	$789,420	$768,750	$618,314
2026	$713,341	$1,021,866	$829,321	$756,655

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	9.40%	4.98%	11.05%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell Midcap® Growth Index	7.88%	6.86%	12.74%
Russell Midcap® Index	22.37%	8.15%	11.71%

Fund Statistics

  Total Net Assets$587,525,116
  # of Portfolio Holdings83
  Portfolio Turnover Rate81%
  Investment Advisory Fees Paid$5,153,557

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Vertiv Holdings Co. - Class A	4.8%
Cloudflare, Inc. - Class A	3.8%
Howmet Aerospace, Inc.	3.8%
Monolithic Power Systems, Inc.	3.8%
Hilton Worldwide Holdings, Inc.	3.6%
Comfort Systems USA, Inc.	3.4%
Royal Caribbean Cruises Ltd.	3.2%
Datadog, Inc. - Class A	2.8%
Vistra Corp.	2.6%
WW Grainger, Inc.	2.5%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.2)%
Short-Term Investments	2.5%
Common Stock	99.7%

Sector Allocation

Table Summary
Value	Value
Industrials	25.7%
Information Technology	21.3%
Consumer Discretionary	17.8%
Health Care	12.4%
Financials	8.1%
Communication Services	3.9%
Energy	3.7%
Utilities	2.6%
Consumer Staples	1.7%
Real Estate	1.4%
Materials	1.1%
Short-Term Investments	2.5%
Liabilities in Excess of Other Assets	(2.2)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective January 1, 2026, the Fund's expenses limits were reduced to 1.22%, 1.97%, 0.89%, 1.47% and 0.97% for Class A, Class C, Class I, Class R, and Class W shares, respectively.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: NMCIX

Voya MidCap Opportunities Fund

92913K850-AR

Class R: IMORX

Voya MidCap Opportunities Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$151	1.45%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the Russell MidCap® Growth Index.

↑ Top contributors to performance: Stock selection within the information technology, industrials, & energy sectors contributed.   An overweight allocation to the information technology and materials sectors also contributed.  On an individual stock level basis, key contributors were an overweight in Comfort Systems USA, Inc., positioning in MaxLinear, Inc., and an overweight in Monolithic Power Systems, Inc.

↓ Top detractors from performance: Stock selection in the health care, communication services & financials sectors detracted.   On an individual stock level basis, key detractors included not owning Quanta Services, Inc., as well as positioning in Rocket Lab Corp. and Tradeweb Markets Inc.

Total Return Based on $10,000 Investment

Table Summary
	Class R	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2016	$10,000	$10,000	$10,000	$10,000
2017	$11,599	$11,769	$11,668	$11,586
2018	$13,089	$13,541	$13,817	$13,054
2019	$13,442	$13,880	$14,766	$13,262
2020	$15,240	$15,471	$17,281	$13,610
2021	$21,772	$22,264	$23,810	$20,455
2022	$17,367	$21,444	$19,355	$19,070
2023	$18,545	$21,880	$20,468	$18,210
2024	$22,225	$27,915	$24,952	$22,418
2025	$24,830	$31,577	$30,750	$24,733
2026	$27,026	$40,875	$33,173	$30,266

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class R	8.85%	4.42%	10.45%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell Midcap® Growth Index	7.88%	6.86%	12.74%
Russell Midcap® Index	22.37%	8.15%	11.71%

Fund Statistics

  Total Net Assets$587,525,116
  # of Portfolio Holdings83
  Portfolio Turnover Rate81%
  Investment Advisory Fees Paid$5,153,557

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Vertiv Holdings Co. - Class A	4.8%
Cloudflare, Inc. - Class A	3.8%
Howmet Aerospace, Inc.	3.8%
Monolithic Power Systems, Inc.	3.8%
Hilton Worldwide Holdings, Inc.	3.6%
Comfort Systems USA, Inc.	3.4%
Royal Caribbean Cruises Ltd.	3.2%
Datadog, Inc. - Class A	2.8%
Vistra Corp.	2.6%
WW Grainger, Inc.	2.5%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.2)%
Short-Term Investments	2.5%
Common Stock	99.7%

Sector Allocation

Table Summary
Value	Value
Industrials	25.7%
Information Technology	21.3%
Consumer Discretionary	17.8%
Health Care	12.4%
Financials	8.1%
Communication Services	3.9%
Energy	3.7%
Utilities	2.6%
Consumer Staples	1.7%
Real Estate	1.4%
Materials	1.1%
Short-Term Investments	2.5%
Liabilities in Excess of Other Assets	(2.2)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective January 1, 2026, the Fund's expenses limits were reduced to 1.22%, 1.97%, 0.89%, 1.47% and 0.97% for Class A, Class C, Class I, Class R, and Class W shares, respectively.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: IMORX

Voya MidCap Opportunities Fund

92913K769-AR

Class R6: IMOZX

Voya MidCap Opportunities Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$88	0.84%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the Russell MidCap® Growth Index.

↑ Top contributors to performance: Stock selection within the information technology, industrials, & energy sectors contributed.   An overweight allocation to the information technology and materials sectors also contributed.  On an individual stock level basis, key contributors were an overweight in Comfort Systems USA, Inc., positioning in MaxLinear, Inc., and an overweight in Monolithic Power Systems, Inc.

↓ Top detractors from performance: Stock selection in the health care, communication services & financials sectors detracted.   On an individual stock level basis, key detractors included not owning Quanta Services, Inc., as well as positioning in Rocket Lab Corp. and Tradeweb Markets Inc.

Total Return Based on $1,000,000 Investment

Table Summary
	Class R6	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2017	$1,167,897	$1,176,900	$1,166,800	$1,158,600
2018	$1,325,978	$1,354,141	$1,381,725	$1,305,395
2019	$1,371,514	$1,387,995	$1,476,649	$1,326,150
2020	$1,565,006	$1,547,059	$1,728,122	$1,361,028
2021	$2,250,199	$2,226,372	$2,381,007	$2,045,489
2022	$1,806,778	$2,144,442	$1,935,521	$1,907,010
2023	$1,941,354	$2,187,974	$2,046,813	$1,821,003
2024	$2,341,044	$2,791,483	$2,495,237	$2,241,832
2025	$2,631,614	$3,157,678	$3,075,000	$2,473,256
2026	$2,879,827	$4,087,463	$3,317,286	$3,026,620

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	9.43%	5.06%	11.16%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell Midcap® Growth Index	7.88%	6.86%	12.74%
Russell Midcap® Index	22.37%	8.15%	11.71%

Fund Statistics

  Total Net Assets$587,525,116
  # of Portfolio Holdings83
  Portfolio Turnover Rate81%
  Investment Advisory Fees Paid$5,153,557

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Vertiv Holdings Co. - Class A	4.8%
Cloudflare, Inc. - Class A	3.8%
Howmet Aerospace, Inc.	3.8%
Monolithic Power Systems, Inc.	3.8%
Hilton Worldwide Holdings, Inc.	3.6%
Comfort Systems USA, Inc.	3.4%
Royal Caribbean Cruises Ltd.	3.2%
Datadog, Inc. - Class A	2.8%
Vistra Corp.	2.6%
WW Grainger, Inc.	2.5%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.2)%
Short-Term Investments	2.5%
Common Stock	99.7%

Sector Allocation

Table Summary
Value	Value
Industrials	25.7%
Information Technology	21.3%
Consumer Discretionary	17.8%
Health Care	12.4%
Financials	8.1%
Communication Services	3.9%
Energy	3.7%
Utilities	2.6%
Consumer Staples	1.7%
Real Estate	1.4%
Materials	1.1%
Short-Term Investments	2.5%
Liabilities in Excess of Other Assets	(2.2)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective January 1, 2026, the Fund's expenses limits were reduced to 1.22%, 1.97%, 0.89%, 1.47% and 0.97% for Class A, Class C, Class I, Class R, and Class W shares, respectively.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: IMOZX

Voya MidCap Opportunities Fund

92913K835-AR

Class W: IMOWX

Voya MidCap Opportunities Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$99	0.95%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the Russell MidCap® Growth Index.

↑ Top contributors to performance: Stock selection within the information technology, industrials, & energy sectors contributed.   An overweight allocation to the information technology and materials sectors also contributed.  On an individual stock level basis, key contributors were an overweight in Comfort Systems USA, Inc., positioning in MaxLinear, Inc., and an overweight in Monolithic Power Systems, Inc.

↓ Top detractors from performance: Stock selection in the health care, communication services & financials sectors detracted.   On an individual stock level basis, key detractors included not owning Quanta Services, Inc., as well as positioning in Rocket Lab Corp. and Tradeweb Markets Inc.

Total Return Based on $10,000 Investment

Table Summary
	Class W	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2016	$10,000	$10,000	$10,000	$10,000
2017	$11,656	$11,769	$11,668	$11,586
2018	$13,216	$13,541	$13,817	$13,054
2019	$13,647	$13,880	$14,766	$13,262
2020	$15,550	$15,471	$17,281	$13,610
2021	$22,316	$22,264	$23,810	$20,455
2022	$17,895	$21,444	$19,355	$19,070
2023	$19,188	$21,880	$20,468	$18,210
2024	$23,112	$27,915	$24,952	$22,418
2025	$25,959	$31,577	$30,750	$24,733
2026	$28,379	$40,875	$33,173	$30,266

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class W	9.33%	4.92%	10.99%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell Midcap® Growth Index	7.88%	6.86%	12.74%
Russell Midcap® Index	22.37%	8.15%	11.71%

Fund Statistics

  Total Net Assets$587,525,116
  # of Portfolio Holdings83
  Portfolio Turnover Rate81%
  Investment Advisory Fees Paid$5,153,557

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Vertiv Holdings Co. - Class A	4.8%
Cloudflare, Inc. - Class A	3.8%
Howmet Aerospace, Inc.	3.8%
Monolithic Power Systems, Inc.	3.8%
Hilton Worldwide Holdings, Inc.	3.6%
Comfort Systems USA, Inc.	3.4%
Royal Caribbean Cruises Ltd.	3.2%
Datadog, Inc. - Class A	2.8%
Vistra Corp.	2.6%
WW Grainger, Inc.	2.5%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.2)%
Short-Term Investments	2.5%
Common Stock	99.7%

Sector Allocation

Table Summary
Value	Value
Industrials	25.7%
Information Technology	21.3%
Consumer Discretionary	17.8%
Health Care	12.4%
Financials	8.1%
Communication Services	3.9%
Energy	3.7%
Utilities	2.6%
Consumer Staples	1.7%
Real Estate	1.4%
Materials	1.1%
Short-Term Investments	2.5%
Liabilities in Excess of Other Assets	(2.2)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of this Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective January 1, 2026, the Fund's expenses limits were reduced to 1.22%, 1.97%, 0.89%, 1.47% and 0.97% for Class A, Class C, Class I, Class R, and Class W shares, respectively.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IMOWX

Voya MidCap Opportunities Fund

92913K744-AR

Class I: IMCVX

Voya Multi-Manager Mid Cap Value Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Multi-Manager Mid Cap Value Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$84	0.78%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell Midcap® Value Index.

↑ Top contributors to performance: Stock selection in the consumer staples sector was an area of strength during the period. Archer-Daniels Midland Co. & Casey’s General Stores Inc. were among the top individual contributors. Top contributors from other sectors included MKS Inc., BorgWarner Inc., Keysight Technologies Inc., Steel Dynamics, Inc. & Expedia Group, Inc. Lastly, an underweight allocation to the real estate sector contributed to relative returns.

↓ Top detractors from performance: By sector, relative returns were weakest in information technology. Top detractors included Checkpoint Software Technologies Ltd., Zebra Technologies Corp., and underexposure to index outperformers that were driven by strong artificial intelligence and cloud infrastructure demand, such as data storage companies Sandisk Corp. and Western Digital Corp. In terms of investment style effects, underexposure to stocks with high market sensitivity (beta) and price momentum (such as the Sandisk and Western Digital) detracted from relative returns.

Total Return Based on $250,000 Investment

Table Summary
	Class I	Russell 3000® Index	Russell Midcap® Value Index
2016	$250,000	$250,000	$250,000
2017	$284,160	$294,225	$288,175
2018	$320,842	$338,535	$312,151
2019	$295,920	$346,999	$305,627
2020	$276,004	$386,765	$284,508
2021	$431,500	$556,593	$445,569
2022	$420,955	$536,110	$445,301
2023	$387,698	$546,994	$403,042
2024	$475,236	$697,871	$498,435
2025	$486,356	$789,420	$528,473
2026	$562,529	$1,021,866	$672,296

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	15.66%	5.45%	8.45%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell Midcap® Value Index	27.21%	8.57%	10.40%

Fund Statistics

  Total Net Assets$113,481,819
  # of Portfolio Holdings343
  Portfolio Turnover Rate105%
  Investment Advisory Fees Paid$1,005,792

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
US Foods Holding Corp.	1.8%
Labcorp Holdings, Inc.	1.7%
BorgWarner, Inc.	1.6%
Alliant Energy Corp.	1.4%
Microchip Technology, Inc.	1.4%
Packaging Corp. of America	1.3%
Archer-Daniels-Midland Co.	1.3%
Truist Financial Corp.	1.2%
CMS Energy Corp.	1.2%
Lincoln Electric Holdings, Inc.	1.2%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Short-Term Investments	2.1%
Exchange-Traded Funds	0.1%
Common Stock	96.4%

Sector Allocation

Table Summary
Value	Value
Industrials	21.0%
Consumer Discretionary	12.2%
Financials	10.8%
Information Technology	9.8%
Materials	8.8%
Health Care	7.8%
Utilities	6.8%
Consumer Staples	6.7%
Energy	6.0%
Real Estate	5.3%
Communication Services	1.2%
Exchange-Traded Funds	0.1%
Short-Term Investments	2.1%
Assets in Excess of Other Liabilities	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IMCVX

Voya Multi-Manager Mid Cap Value Fund

92913K793-AR

Class A: VWYFX

Voya Small Cap Growth Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$149	1.19%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the Russell 2000® Growth Index largely driven by stock selection.

↑ Top contributors to performance: Top contributors were a result of positive stock selection in the information technology, communication services & financials sectors. Top individual contributors were owning non-benchmark positions in Lumentum Holdings, Inc., Tower Semiconductor Ltd., and Silicon Motion Technology Corp.

↓ Top detractors from performance: Most notably, stock selection within the industrials, health care, & real estate sectors were the largest detractors. Overall allocation was a modest contributor, but holding cash detracted from the performance. Top individual detractors included an underweight in Bloom Energy Corp. and Credo Technology Group Holding Ltd., as well as an overweight to Casella Waste Systems, Inc. Also, not owning benchmark holding in Sterling Infrastructure, Inc. detracted.

Total Return Based on $10,000 Investment

Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Russell 3000® Index	Russell 2000® Growth Index
10/7/2022	$9,425	$10,000	$10,000	$10,000
2023	$10,029	$10,641	$11,477	$10,828
2024	$12,834	$13,617	$14,643	$12,818
2025	$12,317	$13,068	$16,564	$13,261
2026	$18,434	$19,559	$21,441	$18,813

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	Since Inception (10/7/2022)
Class A - Including Sales ChargeFootnote Reference*	41.05%	18.26%
Class A - Excluding Sales Charge	49.67%	20.20%
Russell 3000® Index	29.45%	23.20%
Russell 2000® Growth Index	41.87%	18.44%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$2,114,572,691
  # of Portfolio Holdings100
  Portfolio Turnover Rate132%
  Investment Advisory Fees Paid$13,257,041

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Silicon Motion Technology Corp.	2.7%
Bloom Energy Corp. - Class A	2.5%
Standex International Corp.	2.2%
BrightSpring Health Services, Inc.	2.1%
Allegro MicroSystems, Inc.	1.8%
Casella Waste Systems, Inc. - Class A	1.7%
Five Below, Inc.	1.7%
Mercury Systems, Inc.	1.6%
Onto Innovation, Inc.	1.6%
Dycom Industries, Inc.	1.6%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	3.7%
Common Stock	96.4%

Sector Allocation

Table Summary
Value	Value
Industrials	25.2%
Information Technology	23.2%
Health Care	21.3%
Consumer Discretionary	8.2%
Financials	6.6%
Energy	3.9%
Materials	3.4%
Consumer Staples	2.9%
Real Estate	1.7%
Short-Term Investments	3.7%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VWYFX

Voya Small Cap Growth Fund

92918A782-AR

Class C: VWYGX

Voya Small Cap Growth Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$241	1.94%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the Russell 2000® Growth Index largely driven by stock selection.

↑ Top contributors to performance: Top contributors were a result of positive stock selection in the information technology, communication services & financials sectors. Top individual contributors were owning non-benchmark positions in Lumentum Holdings, Inc., Tower Semiconductor Ltd., and Silicon Motion Technology Corp.

↓ Top detractors from performance: Most notably, stock selection within the industrials, health care, & real estate sectors were the largest detractors. Overall allocation was a modest contributor, but holding cash detracted from the performance. Top individual detractors included an underweight in Bloom Energy Corp. and Credo Technology Group Holding Ltd., as well as an overweight to Casella Waste Systems, Inc. Also, not owning benchmark holding in Sterling Infrastructure, Inc. detracted.

Total Return Based on $10,000 Investment

Table Summary
	Class C with Sale Charges	Class C without Sales Charge	Russell 3000® Index	Russell 2000® Growth Index
10/7/2022	$10,000	$10,000	$10,000	$10,000
2023	$10,591	$10,591	$11,477	$10,828
2024	$13,452	$13,452	$14,643	$12,818
2025	$12,812	$12,812	$16,564	$13,261
2026	$19,030	$19,030	$21,441	$18,813

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	Since Inception (10/7/2022)
Class C - Including Sales ChargeFootnote Reference*	47.53%	19.30%
Class C - Excluding Sales Charge	48.53%	19.30%
Russell 3000® Index	29.45%	23.20%
Russell 2000® Growth Index	41.87%	18.44%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Fund Statistics

  Total Net Assets$2,114,572,691
  # of Portfolio Holdings100
  Portfolio Turnover Rate132%
  Investment Advisory Fees Paid$13,257,041

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Silicon Motion Technology Corp.	2.7%
Bloom Energy Corp. - Class A	2.5%
Standex International Corp.	2.2%
BrightSpring Health Services, Inc.	2.1%
Allegro MicroSystems, Inc.	1.8%
Casella Waste Systems, Inc. - Class A	1.7%
Five Below, Inc.	1.7%
Mercury Systems, Inc.	1.6%
Onto Innovation, Inc.	1.6%
Dycom Industries, Inc.	1.6%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	3.7%
Common Stock	96.4%

Sector Allocation

Table Summary
Value	Value
Industrials	25.2%
Information Technology	23.2%
Health Care	21.3%
Consumer Discretionary	8.2%
Financials	6.6%
Energy	3.9%
Materials	3.4%
Consumer Staples	2.9%
Real Estate	1.7%
Short-Term Investments	3.7%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: VWYGX

Voya Small Cap Growth Fund

92918A774-AR

Class I: TCMSX

Voya Small Cap Growth Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$119	0.95%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the Russell 2000® Growth Index largely driven by stock selection.

↑ Top contributors to performance: Top contributors were a result of positive stock selection in the information technology, communication services & financials sectors. Top individual contributors were owning non-benchmark positions in Lumentum Holdings, Inc., Tower Semiconductor Ltd., and Silicon Motion Technology Corp.

↓ Top detractors from performance: Most notably, stock selection within the industrials, health care, & real estate sectors were the largest detractors. Overall allocation was a modest contributor, but holding cash detracted from the performance. Top individual detractors included an underweight in Bloom Energy Corp. and Credo Technology Group Holding Ltd., as well as an overweight to Casella Waste Systems, Inc. Also, not owning benchmark holding in Sterling Infrastructure, Inc. detracted.

Total Return Based on $250,000 Investment

Table Summary
	Class I	Russell 3000® Index	Russell 2000® Growth Index
2016	$250,000	$250,000	$250,000
2017	$316,483	$294,225	$299,275
2018	$394,574	$338,535	$374,333
2019	$397,570	$346,999	$348,579
2020	$422,078	$386,765	$374,095
2021	$650,113	$556,593	$561,666
2022	$536,820	$536,110	$417,262
2023	$543,003	$546,994	$428,445
2024	$697,264	$697,871	$507,205
2025	$671,192	$789,420	$524,717
2026	$1,007,072	$1,021,866	$744,411

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class IFootnote Reference*	50.04%	9.15%	14.95%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 2000® Growth Index	41.87%	5.80%	11.53%
Footnote	Description
Footnote*	Performance prior to April 1, 2022 reflects the historical performance, fees and expenses of the predecessor fund, which commenced operations on October 1, 2004. The returns would be different if the Fund’s current fees and expenses were reflected for periods to April 1, 2022.

Fund Statistics

  Total Net Assets$2,114,572,691
  # of Portfolio Holdings100
  Portfolio Turnover Rate132%
  Investment Advisory Fees Paid$13,257,041

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Silicon Motion Technology Corp.	2.7%
Bloom Energy Corp. - Class A	2.5%
Standex International Corp.	2.2%
BrightSpring Health Services, Inc.	2.1%
Allegro MicroSystems, Inc.	1.8%
Casella Waste Systems, Inc. - Class A	1.7%
Five Below, Inc.	1.7%
Mercury Systems, Inc.	1.6%
Onto Innovation, Inc.	1.6%
Dycom Industries, Inc.	1.6%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	3.7%
Common Stock	96.4%

Sector Allocation

Table Summary
Value	Value
Industrials	25.2%
Information Technology	23.2%
Health Care	21.3%
Consumer Discretionary	8.2%
Financials	6.6%
Energy	3.9%
Materials	3.4%
Consumer Staples	2.9%
Real Estate	1.7%
Short-Term Investments	3.7%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: TCMSX

Voya Small Cap Growth Fund

92913L288-AR

Class R: VWYIX

Voya Small Cap Growth Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$179	1.44%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the Russell 2000® Growth Index largely driven by stock selection.

↑ Top contributors to performance: Top contributors were a result of positive stock selection in the information technology, communication services & financials sectors. Top individual contributors were owning non-benchmark positions in Lumentum Holdings, Inc., Tower Semiconductor Ltd., and Silicon Motion Technology Corp.

↓ Top detractors from performance: Most notably, stock selection within the industrials, health care, & real estate sectors were the largest detractors. Overall allocation was a modest contributor, but holding cash detracted from the performance. Top individual detractors included an underweight in Bloom Energy Corp. and Credo Technology Group Holding Ltd., as well as an overweight to Casella Waste Systems, Inc. Also, not owning benchmark holding in Sterling Infrastructure, Inc. detracted.

Total Return Based on $10,000 Investment

Table Summary
	Class R	Russell 3000® Index	Russell 2000® Growth Index
10/7/2022	$10,000	$10,000	$10,000
2023	$10,626	$11,477	$10,828
2024	$13,561	$14,643	$12,818
2025	$12,983	$16,564	$13,261
2026	$19,384	$21,441	$18,813

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	Since Inception (10/7/2022)
Class R	49.30%	19.90%
Russell 3000® Index	29.45%	23.20%
Russell 2000® Growth Index	41.87%	18.44%

Fund Statistics

  Total Net Assets$2,114,572,691
  # of Portfolio Holdings100
  Portfolio Turnover Rate132%
  Investment Advisory Fees Paid$13,257,041

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Silicon Motion Technology Corp.	2.7%
Bloom Energy Corp. - Class A	2.5%
Standex International Corp.	2.2%
BrightSpring Health Services, Inc.	2.1%
Allegro MicroSystems, Inc.	1.8%
Casella Waste Systems, Inc. - Class A	1.7%
Five Below, Inc.	1.7%
Mercury Systems, Inc.	1.6%
Onto Innovation, Inc.	1.6%
Dycom Industries, Inc.	1.6%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	3.7%
Common Stock	96.4%

Sector Allocation

Table Summary
Value	Value
Industrials	25.2%
Information Technology	23.2%
Health Care	21.3%
Consumer Discretionary	8.2%
Financials	6.6%
Energy	3.9%
Materials	3.4%
Consumer Staples	2.9%
Real Estate	1.7%
Short-Term Investments	3.7%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VWYIX

Voya Small Cap Growth Fund

92918A758-AR

Class R6: VLNPX

Voya Small Cap Growth Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$106	0.85%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the Russell 2000® Growth Index largely driven by stock selection.

↑ Top contributors to performance: Top contributors were a result of positive stock selection in the information technology, communication services & financials sectors. Top individual contributors were owning non-benchmark positions in Lumentum Holdings, Inc., Tower Semiconductor Ltd., and Silicon Motion Technology Corp.

↓ Top detractors from performance: Most notably, stock selection within the industrials, health care, & real estate sectors were the largest detractors. Overall allocation was a modest contributor, but holding cash detracted from the performance. Top individual detractors included an underweight in Bloom Energy Corp. and Credo Technology Group Holding Ltd., as well as an overweight to Casella Waste Systems, Inc. Also, not owning benchmark holding in Sterling Infrastructure, Inc. detracted.

Total Return Based on $1,000,000 Investment

Table Summary
	Class R6	Russell 3000® Index	Russell 2000® Growth Index
4/4/2022	$1,000,000	$1,000,000	$1,000,000
2022	$863,926	$899,109	$842,267
2023	$874,904	$917,360	$864,840
2024	$1,124,075	$1,170,396	$1,023,822
2025	$1,083,381	$1,323,932	$1,059,172
2026	$1,626,827	$1,713,766	$1,502,636

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	Since Inception (4/4/2022)
Class R6	50.16%	12.42%
Russell 3000® Index	29.45%	13.81%
Russell 2000® Growth Index	41.87%	10.35%

Fund Statistics

  Total Net Assets$2,114,572,691
  # of Portfolio Holdings100
  Portfolio Turnover Rate132%
  Investment Advisory Fees Paid$13,257,041

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Silicon Motion Technology Corp.	2.7%
Bloom Energy Corp. - Class A	2.5%
Standex International Corp.	2.2%
BrightSpring Health Services, Inc.	2.1%
Allegro MicroSystems, Inc.	1.8%
Casella Waste Systems, Inc. - Class A	1.7%
Five Below, Inc.	1.7%
Mercury Systems, Inc.	1.6%
Onto Innovation, Inc.	1.6%
Dycom Industries, Inc.	1.6%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	3.7%
Common Stock	96.4%

Sector Allocation

Table Summary
Value	Value
Industrials	25.2%
Information Technology	23.2%
Health Care	21.3%
Consumer Discretionary	8.2%
Financials	6.6%
Energy	3.9%
Materials	3.4%
Consumer Staples	2.9%
Real Estate	1.7%
Short-Term Investments	3.7%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VLNPX

Voya Small Cap Growth Fund

92913L270-AR

Class W: VWYKX

Voya Small Cap Growth Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$118	0.94%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund outperformed the Russell 2000® Growth Index largely driven by stock selection.

↑ Top contributors to performance: Top contributors were a result of positive stock selection in the information technology, communication services & financials sectors. Top individual contributors were owning non-benchmark positions in Lumentum Holdings, Inc., Tower Semiconductor Ltd., and Silicon Motion Technology Corp.

↓ Top detractors from performance: Most notably, stock selection within the industrials, health care, & real estate sectors were the largest detractors. Overall allocation was a modest contributor, but holding cash detracted from the performance. Top individual detractors included an underweight in Bloom Energy Corp. and Credo Technology Group Holding Ltd., as well as an overweight to Casella Waste Systems, Inc. Also, not owning benchmark holding in Sterling Infrastructure, Inc. detracted.

Total Return Based on $10,000 Investment

Table Summary
	Class W	Russell 3000® Index	Russell 2000® Growth Index
10/7/2022	$10,000	$10,000	$10,000
2023	$10,660	$11,477	$10,828
2024	$13,673	$14,643	$12,818
2025	$13,156	$16,564	$13,261
2026	$19,739	$21,441	$18,813

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	Since Inception (10/7/2022)
Class W	50.03%	20.50%
Russell 3000® Index	29.45%	23.20%
Russell 2000® Growth Index	41.87%	18.44%

Fund Statistics

  Total Net Assets$2,114,572,691
  # of Portfolio Holdings100
  Portfolio Turnover Rate132%
  Investment Advisory Fees Paid$13,257,041

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Silicon Motion Technology Corp.	2.7%
Bloom Energy Corp. - Class A	2.5%
Standex International Corp.	2.2%
BrightSpring Health Services, Inc.	2.1%
Allegro MicroSystems, Inc.	1.8%
Casella Waste Systems, Inc. - Class A	1.7%
Five Below, Inc.	1.7%
Mercury Systems, Inc.	1.6%
Onto Innovation, Inc.	1.6%
Dycom Industries, Inc.	1.6%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	3.7%
Common Stock	96.4%

Sector Allocation

Table Summary
Value	Value
Industrials	25.2%
Information Technology	23.2%
Health Care	21.3%
Consumer Discretionary	8.2%
Financials	6.6%
Energy	3.9%
Materials	3.4%
Consumer Staples	2.9%
Real Estate	1.7%
Short-Term Investments	3.7%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: VWYKX

Voya Small Cap Growth Fund

92918A733-AR

Class A: VYSYX

Voya MI Dynamic Small Cap Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya MI Dynamic Small Cap Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$133	1.17%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection within the financials, real estate & utilities sectors contributed.  At the individual stock level, key contributors included our positioning in Primoris Services Corp. & overweight positions in Travere Therapeutics, Inc. as well as Cohu, Inc.

↓ Top detractors from performance: By contrast, stock selection within the industrials, information technology, and communication services sectors detracted.  Key detractors included overweight positions in Box, Inc. and AvePoint, Inc., as well as our positioning in Vertex, Inc.

Total Return Based on $10,000 Investment

Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Russell 3000® Index	Russell 2000® Index
2016	$9,428	$10,000	$10,000	$10,000
2017	$11,148	$11,825	$11,769	$12,036
2018	$12,495	$13,253	$13,541	$14,535
2019	$11,157	$11,834	$13,880	$13,221
2020	$10,433	$11,066	$15,471	$12,766
2021	$16,486	$17,486	$22,264	$21,008
2022	$14,406	$15,281	$21,444	$17,453
2023	$13,587	$14,412	$21,880	$16,636
2024	$16,029	$17,002	$27,915	$19,983
2025	$16,707	$17,721	$31,577	$20,220
2026	$21,318	$22,612	$40,875	$28,931

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	20.25%	4.04%	7.86%
Class A - Excluding Sales Charge	27.60%	5.28%	8.50%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 2000® Index	43.08%	6.61%	11.21%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$186,189,360
  # of Portfolio Holdings193
  Portfolio Turnover Rate121%
  Investment Advisory Fees Paid$1,115,146

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Bloom Energy Corp. - Class A	2.3%
CareTrust REIT, Inc.	2.1%
Mueller Water Products, Inc. - Class A	1.7%
Flowserve Corp.	1.5%
TTM Technologies, Inc.	1.4%
Progyny, Inc.	1.3%
Kohl's Corp.	1.3%
Applied Industrial Technologies, Inc.	1.2%
Gates Industrial Corp. PLC	1.1%
iShares Russell 2000 ETF	1.1%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	2.6%
Exchange-Traded Funds	1.1%
Common Stock	98.9%

Sector Allocation

Table Summary
Value	Value
Industrials	20.0%
Information Technology	18.5%
Financials	16.7%
Health Care	16.4%
Real Estate	6.2%
Materials	5.9%
Consumer Discretionary	4.8%
Utilities	4.3%
Communication Services	3.2%
Energy	1.9%
Exchange-Traded Funds	1.1%
Consumer Staples	1.0%
Short-Term Investments	2.6%
Liabilities in Excess of Other Assets	(2.6)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective September 30, 2025, the Fund’s name was changed from "Voya Small Company Fund" to "Voya MI Dynamic Small Cap Fund."

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VYSYX

Voya MI Dynamic Small Cap Fund

92918A881-AR

Class C: VYSZX

Voya MI Dynamic Small Cap Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya MI Dynamic Small Cap Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$218	1.92%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection within the financials, real estate & utilities sectors contributed.  At the individual stock level, key contributors included our positioning in Primoris Services Corp. & overweight positions in Travere Therapeutics, Inc. as well as Cohu, Inc.

↓ Top detractors from performance: By contrast, stock selection within the industrials, information technology, and communication services sectors detracted.  Key detractors included overweight positions in Box, Inc. and AvePoint, Inc., as well as our positioning in Vertex, Inc.

Total Return Based on $10,000 Investment

Table Summary
	Class C with Sale Charges	Class C without Sales Charge	Russell 3000® Index	Russell 2000® Index
2016	$10,000	$10,000	$10,000	$10,000
2017	$11,742	$11,742	$11,769	$12,036
2018	$13,059	$13,059	$13,541	$14,535
2019	$11,555	$11,555	$13,880	$13,221
2020	$10,730	$10,730	$15,471	$12,766
2021	$16,837	$16,837	$22,264	$21,008
2022	$14,583	$14,583	$21,444	$17,453
2023	$13,671	$13,671	$21,880	$16,636
2024	$15,988	$15,988	$27,915	$19,983
2025	$16,665	$16,665	$31,577	$20,220
2026	$21,264	$21,264	$40,875	$28,931

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	25.99%	4.51%	7.84%
Class C - Excluding Sales Charge	26.92%	4.51%	7.84%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 2000® Index	43.08%	6.61%	11.21%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Fund Statistics

  Total Net Assets$186,189,360
  # of Portfolio Holdings193
  Portfolio Turnover Rate121%
  Investment Advisory Fees Paid$1,115,146

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Bloom Energy Corp. - Class A	2.3%
CareTrust REIT, Inc.	2.1%
Mueller Water Products, Inc. - Class A	1.7%
Flowserve Corp.	1.5%
TTM Technologies, Inc.	1.4%
Progyny, Inc.	1.3%
Kohl's Corp.	1.3%
Applied Industrial Technologies, Inc.	1.2%
Gates Industrial Corp. PLC	1.1%
iShares Russell 2000 ETF	1.1%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	2.6%
Exchange-Traded Funds	1.1%
Common Stock	98.9%

Sector Allocation

Table Summary
Value	Value
Industrials	20.0%
Information Technology	18.5%
Financials	16.7%
Health Care	16.4%
Real Estate	6.2%
Materials	5.9%
Consumer Discretionary	4.8%
Utilities	4.3%
Communication Services	3.2%
Energy	1.9%
Exchange-Traded Funds	1.1%
Consumer Staples	1.0%
Short-Term Investments	2.6%
Liabilities in Excess of Other Assets	(2.6)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective September 30, 2025, the Fund’s name was changed from "Voya Small Company Fund" to "Voya MI Dynamic Small Cap Fund."

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: VYSZX

Voya MI Dynamic Small Cap Fund

92918A873-AR

Class I: VYSAX

Voya MI Dynamic Small Cap Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya MI Dynamic Small Cap Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$98	0.86%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection within the financials, real estate & utilities sectors contributed.  At the individual stock level, key contributors included our positioning in Primoris Services Corp. & overweight positions in Travere Therapeutics, Inc. as well as Cohu, Inc.

↓ Top detractors from performance: By contrast, stock selection within the industrials, information technology, and communication services sectors detracted.  Key detractors included overweight positions in Box, Inc. and AvePoint, Inc., as well as our positioning in Vertex, Inc.

Total Return Based on $250,000 Investment

Table Summary
	Class I	Russell 3000® Index	Russell 2000® Index
2016	$250,000	$250,000	$250,000
2017	$296,593	$294,225	$300,900
2018	$333,504	$338,535	$363,367
2019	$298,634	$346,999	$330,518
2020	$280,240	$386,765	$319,149
2021	$444,163	$556,593	$525,191
2022	$389,276	$536,110	$436,329
2023	$368,376	$546,994	$415,909
2024	$435,780	$697,871	$499,569
2025	$455,499	$789,420	$505,490
2026	$583,361	$1,021,866	$723,272

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	28.07%	5.60%	8.84%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 2000® Index	43.08%	6.61%	11.21%

Fund Statistics

  Total Net Assets$186,189,360
  # of Portfolio Holdings193
  Portfolio Turnover Rate121%
  Investment Advisory Fees Paid$1,115,146

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Bloom Energy Corp. - Class A	2.3%
CareTrust REIT, Inc.	2.1%
Mueller Water Products, Inc. - Class A	1.7%
Flowserve Corp.	1.5%
TTM Technologies, Inc.	1.4%
Progyny, Inc.	1.3%
Kohl's Corp.	1.3%
Applied Industrial Technologies, Inc.	1.2%
Gates Industrial Corp. PLC	1.1%
iShares Russell 2000 ETF	1.1%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	2.6%
Exchange-Traded Funds	1.1%
Common Stock	98.9%

Sector Allocation

Table Summary
Value	Value
Industrials	20.0%
Information Technology	18.5%
Financials	16.7%
Health Care	16.4%
Real Estate	6.2%
Materials	5.9%
Consumer Discretionary	4.8%
Utilities	4.3%
Communication Services	3.2%
Energy	1.9%
Exchange-Traded Funds	1.1%
Consumer Staples	1.0%
Short-Term Investments	2.6%
Liabilities in Excess of Other Assets	(2.6)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective September 30, 2025, the Fund’s name was changed from "Voya Small Company Fund" to "Voya MI Dynamic Small Cap Fund."

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VYSAX

Voya MI Dynamic Small Cap Fund

92918A865-AR

Class R: VYSDX

Voya MI Dynamic Small Cap Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya MI Dynamic Small Cap Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$161	1.42%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection within the financials, real estate & utilities sectors contributed.  At the individual stock level, key contributors included our positioning in Primoris Services Corp. & overweight positions in Travere Therapeutics, Inc. as well as Cohu, Inc.

↓ Top detractors from performance: By contrast, stock selection within the industrials, information technology, and communication services sectors detracted.  Key detractors included overweight positions in Box, Inc. and AvePoint, Inc., as well as our positioning in Vertex, Inc.

Total Return Based on $10,000 Investment

Table Summary
	Class R	Russell 3000® Index	Russell 2000® Index
10/4/2016	$10,000	$10,000	$10,000
2017	$11,211	$11,231	$11,099
2018	$12,537	$12,922	$13,403
2019	$11,264	$13,245	$12,192
2020	$10,611	$14,763	$11,772
2021	$16,716	$21,245	$19,372
2022	$14,571	$20,464	$16,094
2023	$13,708	$20,879	$15,341
2024	$16,140	$26,638	$18,427
2025	$16,784	$30,132	$18,646
2026	$21,362	$39,005	$26,679

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	Since Inception (10/4/2016)
Class R	27.28%	5.03%	8.18%
Russell 3000® Index	29.45%	12.92%	15.26%
Russell 2000® Index	43.08%	6.61%	10.75%

Fund Statistics

  Total Net Assets$186,189,360
  # of Portfolio Holdings193
  Portfolio Turnover Rate121%
  Investment Advisory Fees Paid$1,115,146

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Bloom Energy Corp. - Class A	2.3%
CareTrust REIT, Inc.	2.1%
Mueller Water Products, Inc. - Class A	1.7%
Flowserve Corp.	1.5%
TTM Technologies, Inc.	1.4%
Progyny, Inc.	1.3%
Kohl's Corp.	1.3%
Applied Industrial Technologies, Inc.	1.2%
Gates Industrial Corp. PLC	1.1%
iShares Russell 2000 ETF	1.1%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	2.6%
Exchange-Traded Funds	1.1%
Common Stock	98.9%

Sector Allocation

Table Summary
Value	Value
Industrials	20.0%
Information Technology	18.5%
Financials	16.7%
Health Care	16.4%
Real Estate	6.2%
Materials	5.9%
Consumer Discretionary	4.8%
Utilities	4.3%
Communication Services	3.2%
Energy	1.9%
Exchange-Traded Funds	1.1%
Consumer Staples	1.0%
Short-Term Investments	2.6%
Liabilities in Excess of Other Assets	(2.6)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective September 30, 2025, the Fund’s name was changed from "Voya Small Company Fund" to "Voya MI Dynamic Small Cap Fund."

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VYSDX

Voya MI Dynamic Small Cap Fund

92918A832-AR

Class R6: VYSEX

Voya MI Dynamic Small Cap Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya MI Dynamic Small Cap Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$98	0.86%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection within the financials, real estate & utilities sectors contributed.  At the individual stock level, key contributors included our positioning in Primoris Services Corp. & overweight positions in Travere Therapeutics, Inc. as well as Cohu, Inc.

↓ Top detractors from performance: By contrast, stock selection within the industrials, information technology, and communication services sectors detracted.  Key detractors included overweight positions in Box, Inc. and AvePoint, Inc., as well as our positioning in Vertex, Inc.

Total Return Based on $1,000,000 Investment

Table Summary
	Class R6	Russell 3000® Index	Russell 2000® Index
2016	$1,000,000	$1,000,000	$1,000,000
2017	$1,187,685	$1,176,900	$1,203,600
2018	$1,336,309	$1,354,141	$1,453,467
2019	$1,197,363	$1,387,995	$1,322,074
2020	$1,124,170	$1,547,059	$1,276,595
2021	$1,781,998	$2,226,372	$2,100,764
2022	$1,562,444	$2,144,442	$1,745,315
2023	$1,478,377	$2,187,974	$1,663,634
2024	$1,750,187	$2,791,483	$1,998,274
2025	$1,831,186	$3,157,678	$2,021,962
2026	$2,344,198	$4,087,463	$2,893,089

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	28.02%	5.64%	8.89%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 2000® Index	43.08%	6.61%	11.21%

Fund Statistics

  Total Net Assets$186,189,360
  # of Portfolio Holdings193
  Portfolio Turnover Rate121%
  Investment Advisory Fees Paid$1,115,146

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Bloom Energy Corp. - Class A	2.3%
CareTrust REIT, Inc.	2.1%
Mueller Water Products, Inc. - Class A	1.7%
Flowserve Corp.	1.5%
TTM Technologies, Inc.	1.4%
Progyny, Inc.	1.3%
Kohl's Corp.	1.3%
Applied Industrial Technologies, Inc.	1.2%
Gates Industrial Corp. PLC	1.1%
iShares Russell 2000 ETF	1.1%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	2.6%
Exchange-Traded Funds	1.1%
Common Stock	98.9%

Sector Allocation

Table Summary
Value	Value
Industrials	20.0%
Information Technology	18.5%
Financials	16.7%
Health Care	16.4%
Real Estate	6.2%
Materials	5.9%
Consumer Discretionary	4.8%
Utilities	4.3%
Communication Services	3.2%
Energy	1.9%
Exchange-Traded Funds	1.1%
Consumer Staples	1.0%
Short-Term Investments	2.6%
Liabilities in Excess of Other Assets	(2.6)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective September 30, 2025, the Fund’s name was changed from "Voya Small Company Fund" to "Voya MI Dynamic Small Cap Fund."

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYSEX

Voya MI Dynamic Small Cap Fund

92918A824-AR

Class W: VYSGX

Voya MI Dynamic Small Cap Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya MI Dynamic Small Cap Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$105	0.92%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection within the financials, real estate & utilities sectors contributed.  At the individual stock level, key contributors included our positioning in Primoris Services Corp. & overweight positions in Travere Therapeutics, Inc. as well as Cohu, Inc.

↓ Top detractors from performance: By contrast, stock selection within the industrials, information technology, and communication services sectors detracted.  Key detractors included overweight positions in Box, Inc. and AvePoint, Inc., as well as our positioning in Vertex, Inc.

Total Return Based on $10,000 Investment

Table Summary
	Class W	Russell 3000® Index	Russell 2000® Index
2016	$10,000	$10,000	$10,000
2017	$11,863	$11,769	$12,036
2018	$13,325	$13,541	$14,535
2019	$11,930	$13,880	$13,221
2020	$11,191	$15,471	$12,766
2021	$17,722	$22,264	$21,008
2022	$15,519	$21,444	$17,453
2023	$14,679	$21,880	$16,636
2024	$17,348	$27,915	$19,983
2025	$18,134	$31,577	$20,220
2026	$23,196	$40,875	$28,931

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class W	27.92%	5.53%	8.78%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 2000® Index	43.08%	6.61%	11.21%

Fund Statistics

  Total Net Assets$186,189,360
  # of Portfolio Holdings193
  Portfolio Turnover Rate121%
  Investment Advisory Fees Paid$1,115,146

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Bloom Energy Corp. - Class A	2.3%
CareTrust REIT, Inc.	2.1%
Mueller Water Products, Inc. - Class A	1.7%
Flowserve Corp.	1.5%
TTM Technologies, Inc.	1.4%
Progyny, Inc.	1.3%
Kohl's Corp.	1.3%
Applied Industrial Technologies, Inc.	1.2%
Gates Industrial Corp. PLC	1.1%
iShares Russell 2000 ETF	1.1%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	2.6%
Exchange-Traded Funds	1.1%
Common Stock	98.9%

Sector Allocation

Table Summary
Value	Value
Industrials	20.0%
Information Technology	18.5%
Financials	16.7%
Health Care	16.4%
Real Estate	6.2%
Materials	5.9%
Consumer Discretionary	4.8%
Utilities	4.3%
Communication Services	3.2%
Energy	1.9%
Exchange-Traded Funds	1.1%
Consumer Staples	1.0%
Short-Term Investments	2.6%
Liabilities in Excess of Other Assets	(2.6)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about September 30, 2026 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective September 30, 2025, the Fund’s name was changed from "Voya Small Company Fund" to "Voya MI Dynamic Small Cap Fund."

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: VYSGX

Voya MI Dynamic Small Cap Fund

92918A790-AR

VACS Series: VVLCX

Voya VACS Series LCC Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya VACS Series LCC Fund for the period of January 14, 2026 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS SeriesFootnote Reference*	$6	0.15%
Footnote	Description
Footnote*	Expenses are for the period from January 14, 2026, commencement of operations, to May 31, 2026. Expenses for the full reporting period would be higher.

How did the Fund perform in the past 12 months?

Since inception from January 14, 2026 through May 31, 2026, the Fund underperformed the Russell 1000® Index..

↑ Top contributors to performance:  Stock selection in financials, information technology & consumer discretionary contributed to performance, while a slight overweight to energy was also beneficial. At the individual stock level, an overweight positions in Micron Technology, Inc., our position in Sandisk Corp., and an overweight to Chevron Corp. were the biggest contributors..

↓ Top detractors from performance: Stock selection in health care, consumer staples & industrials detracted from performance. Allocation effect also weighed on performance, driven primarily by an overweight to health care & the underweight in industrials, as well as information technology. Key individual detractors included positions in Intel Corp., Advanced Micro Devices, Inc. & Humana Inc.

Total Return Based on $10,000 Investment

Table Summary
	VACS Series without Sales Charge	Russell 3000® Index	Russell 1000® Index
1/14/2026	$10,000	$10,000	$10,000
2026	$10,750	$10,940	$10,934

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Cumulative Total Returns

Table Summary
Fund	Since Inception (1/14/2026)
VACS Series	7.50%
Russell 3000® Index	9.34%
Russell 1000® Index	9.40%

Fund Statistics

  Total Net Assets$3,317,975
  # of Portfolio Holdings101
  Portfolio Turnover Rate36%
  Investment Advisory Fees PaidN/A

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	6.9%
NVIDIA Corp.	6.0%
Apple, Inc.	5.2%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	4.0%
Microsoft Corp.	3.9%
Micron Technology, Inc.	2.9%
JPMorgan Chase & Co.	1.9%
Cisco Systems, Inc.	1.6%
Coca-Cola Co.	1.5%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.4%
Exchange-Traded Funds	0.5%
Common Stock	99.1%

Sector Allocation

Table Summary
Value	Value
Information Technology	35.3%
Financials	10.3%
Consumer Discretionary	9.9%
Communication Services	9.6%
Industrials	9.4%
Health Care	8.7%
Consumer Staples	5.2%
Materials	3.0%
Energy	3.0%
Utilities	2.5%
Real Estate	2.2%
Investment In Other Mutual Funds-Internal	0.5%
Assets in Excess of Other Liabilities	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VACS Series: VVLCX

Voya VACS Series LCC Fund

92918A691-AR

VACS Series: VVJEX

Voya VACS Series MCV Fund

Annual Shareholder Report

                   May 31, 2026

This annual shareholder report contains important information about Voya VACS Series MCV Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Series	$17	0.16%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2026, the Fund underperformed the Russell Midcap® Value Index.

↑ Top contributors to performance: Stock selection in the consumer staples sector was an area of strength during the period. Archer-Daniels Midland Co. and Casey’s General Stores, Inc. were among the top individual contributors. Top contributors from other sectors included MKS Inc., BorgWarner Inc., Keysight Technologies Inc., Steel Dynamics, Inc., and Expedia Group, Inc. Lastly, an underweight allocation to the real estate sector contributed to relative returns.

↓ Top detractors from performance: By sector, relative returns were weakest in information technology. Top detractors included Checkpoint Software, Zebra Technologies Corp., and underexposure to index outperformers that were driven by strong artificial intelligence and cloud infrastructure demand, such as data storage companies Sandisk Corp. and Western Digital Corp. In terms of investment style effects, underexposure to stocks with high market sensitivity (beta) and price momentum (such as the Sandisk and Western Digital) detracted from relative returns.

Total Return Based on $10,000 Investment

Table Summary
	VACS Series	Russell 3000® Index	Russell Midcap® Value Index
3/24/2023	$10,000	$10,000	$10,000
2023	$9,930	$10,522	$10,047
2024	$12,198	$13,424	$12,425
2025	$12,562	$15,185	$13,174
2026	$14,619	$19,656	$16,759

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	Since Inception (3/24/2023)
VACS Series	16.37%	12.66%
Russell 3000® Index	29.45%	23.63%
Russell Midcap® Value Index	27.21%	17.53%

Fund Statistics

  Total Net Assets$121,030,159
  # of Portfolio Holdings344
  Portfolio Turnover Rate118%
  Investment Advisory Fees PaidN/A

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
US Foods Holding Corp.	1.7%
Labcorp Holdings, Inc.	1.7%
BorgWarner, Inc.	1.6%
Alliant Energy Corp.	1.4%
Microchip Technology, Inc.	1.3%
Packaging Corp. of America	1.3%
Archer-Daniels-Midland Co.	1.3%
Truist Financial Corp.	1.2%
CMS Energy Corp.	1.2%
Lincoln Electric Holdings, Inc.	1.2%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Short-Term Investments	3.2%
Exchange-Traded Funds	0.3%
Common Stock	95.1%

Sector Allocation

Table Summary
Value	Value
Industrials	20.7%
Consumer Discretionary	12.1%
Financials	10.7%
Information Technology	9.6%
Materials	8.7%
Health Care	7.7%
Utilities	6.7%
Consumer Staples	6.6%
Energy	5.9%
Real Estate	5.2%
Communication Services	1.2%
Exchange-Traded Funds	0.3%
Short-Term Investments	3.2%
Assets in Excess of Other Liabilities	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VACS Series: VVJEX

Voya VACS Series MCV Fund

92918A725-AR

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 19(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Christopher P. Sullivan, Jody Foster and Mark Wetzel are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Sullivan, Ms. Foster and Mr. Wetzel are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Below are the amount of fees that Ernst & Young LLP (“EY”), the Registrant’s current Independent Registered Public Accounting Firm, billed and paid to the Fund during the Fund’s fiscal years ended May 31, 2026 and May 31, 2025.

(a)	Audit Fees: The aggregate fees billed and paid for each of the last two fiscal years for professional services rendered by EY, the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $284,805 for the year ended May 31, 2026 and $236,900 for the year ended May 31, 2025.

(b)	Audit-Related Fees: The aggregate fees billed and paid in each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended May 31, 2026 and $0 for the year ended May 31, 2025.

(c)	Tax Fees: The aggregate fees billed and paid in each of the last two fiscal years for professional services rendered by EY for tax compliance, tax advice, and tax planning were $89,100 for the year ended May 31, 2026 and $98,424 for the year ended May 31, 2025. Such services included review of excise distribution calculations (if applicable), international tax compliance services, preparation of the Registrants’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed and paid in each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended May 31, 2026 and $0 for the year ended May 31, 2025.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

Appendix A

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.	Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

1

II.	Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.	Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-CEN or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.	Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommend a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.	Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.	Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.	Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.	Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.	Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent withPCAOB Rule 3526, and discussing with the auditors their methods and procedures for ensuring independence.

Last Approved:   November 13, 2025

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2026 through December 31, 2026

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2026 through December 31, 2026

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2026 through December 31, 2026

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions (Funds fees)	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued Pre-Approved Tax Services for the Pre-Approval Period January 1, 2026 through December 31, 2026

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax and technology training sessions		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Tax compliance services related to return preparation for the Funds (Adviser Fees)		√	As presented to Audit Committee[3]
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, year-end reporting for 1099’s, tax compliance services in foreign jurisdictions and similar routine tax consultations as requested.	√		Not to exceed $300,000 during the Pre-Approval Period
EU Reclaims IRS Closing Agreement Filings	√		$20,000 per Fund first closing agreement, $5,000 for subsequent closing agreements for same Fund

[3]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Service
German Tax Treaty Reclaims	√	Not to exceed $2,500 per fund during the Pre-Approval Period

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2026 through December 31, 2026

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:        January 1, 2026 to December 31, 2026

●	Bookkeeping or other services related to the accounting records or financial statements of the Funds

●	Financial information systems design and implementation

●	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

●	Actuarial services

●	Internal audit outsourcing services

●	Management functions

●	Human resources

●	Broker-dealer, investment adviser, or investment banking services

●	Legal services

●	Expert services unrelated to the audit

●	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA CREDIT INCOME FUND

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA ENHANCED SECURITIZED INCOME FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INVESTORS TRUST

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA SEPARATE PORTFOLIOS TRUST
VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

There were no services, or 0%, provided to the registrant by EY that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of EY if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed and paid to the Registrant by the independent registered public accounting firm for the Registrant’s fiscal years ended May 31, 2026 and May 31, 2025; and (ii) the aggregate non-audit fees billed to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2026	2025
Voya Equity Trust	$89,100	$98,424
Voya Investments, LLC (1)	$12,815,910	$16,318,367

(1) The Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining EY’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Annual Financial Statements and Other Information

May 31, 2026

Classes A, C, I, R, R2, R6 and W

■	Voya Large-Cap Growth Fund	■	Voya Multi-Manager Mid Cap Value Fund
■	Voya Large Cap Value Fund	■	Voya Small Cap Growth Fund
■	Voya MidCap Opportunities Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Large-Cap Growth Fund, Voya Large Cap Value Fund, Voya MidCap Opportunities Fund, Voya Multi-Manager Mid Cap Value Fund, and Voya Small Cap Growth Fund and the Board of Trustees of Voya Equity Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Large-Cap Growth Fund, Voya Large Cap Value Fund, Voya MidCap Opportunities Fund, Voya Multi-Manager Mid Cap Value Fund, and Voya Small Cap Growth Fund (collectively referred to as the “Funds”) (five of the funds constituting Voya Equity Trust (the “Trust”)), including the portfolios of investments, as of May 31, 2026, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting Voya Equity Trust) at May 31, 2026, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting Voya Equity Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Voya Large-Cap Growth Fund Voya Large Cap Value Fund Voya MidCap Opportunities Fund Voya Multi-Manager Mid Cap Value Fund	For the year ended May 31, 2026	For each of the two years in the period ended May 31, 2026	For each of the five years in the period ended May 31, 2026
Voya Small Cap Growth Fund	For the year ended May 31, 2026	For each of the two years in the period ended May 31, 2026	For each of the four years in the period ended May 31, 2026 and the period from October 1, 2021 through May 31, 2022

For Voya Small Cap Growth Fund, the financial highlights for the year ended September 30, 2021, were audited by another independent registered public accounting firm whose report, dated November 29, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

of securities owned as of May 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

July 23, 2026

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2026

	Voya Large-Cap Growth Fund	Voya Large Cap Value Fund	Voya MidCap Opportunities Fund
ASSETS:
Investments in securities at fair value+*	$792,399,540	$2,473,028,903	$585,612,965
Short-term investments at fair value†	4,652,000	10,280,000	14,957,664
Cash	374,710	580	49,021
Foreign currencies at value‡	–	10,915	–
Receivables:
Investment securities sold	2,711,134	–	–
Fund shares sold	124,720	1,459,740	133,545
Dividends	297,820	3,930,578	193,527
Interest	93	688	81
Foreign tax reclaims	10,371	315,250	29,470
Prepaid expenses	55,145	82,576	40,454
Reimbursement due from Investment Adviser	–	652,067	104,981
Other assets	21,822	51,668	40,145
Total assets	800,647,355	2,489,812,965	601,161,853

LIABILITIES:
Payable for investment securities purchased	1,205,024	–	–
Payable for fund shares redeemed	2,968,081	2,510,205	637,359
Payable upon receipt of securities loaned	–	–	12,289,664
Payable for investment management fees	344,212	1,360,091	411,091
Payable for distribution and shareholder service fees	36,513	201,777	51,867
Payable to trustees under the deferred compensation plan (Note 6)	21,822	51,668	40,145
Payable for trustee fees	2,045	3,012	1,679
Other accrued expenses and liabilities	158,805	534,382	204,932
Total liabilities	4,736,502	4,661,135	13,636,737
NET ASSETS	$795,910,853	$2,485,151,830	$587,525,116

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$288,978,410	$2,066,577,780	$487,407,685
Total distributable earnings	506,932,443	418,574,050	100,117,431
NET ASSETS	$795,910,853	$2,485,151,830	$587,525,116

+ Including securities loaned at value	$—	$—	$12,026,584
* Cost of investments in securities	$352,551,962	$2,080,020,530	$487,108,277
† Cost of short-term investments	$4,652,000	$10,280,000	$14,957,664
‡ Cost of foreign currencies	$—	$10,877	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2026 (continued)

	Voya Large-Cap Growth Fund	Voya Large Cap Value Fund	Voya MidCap Opportunities Fund
Class A
Net assets	$155,362,955	$625,324,547	$239,643,894
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	2,901,027	50,225,718	14,301,488
Net asset value and redemption price per share†	$53.55	$12.45	$16.76
Maximum offering price per share (5.75%)(1)	$56.82	$13.21	$17.78

Class C
Net assets	$5,238,970	$4,488,916	$2,313,233
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	165,713	361,071	632,938
Net asset value and redemption price per share†	$31.61	$12.43	$3.65

Class I
Net assets	$398,731,710	$1,544,146,636	$235,485,286
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	5,851,913	104,083,611	9,514,918
Net asset value and redemption price per share	$68.14	$14.84	$24.75

Class R
Net assets	$694,586	$102,685,662	$2,926,706
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	10,938	8,215,522	194,265
Net asset value and redemption price per share	$63.50	$12.50	$15.07

Class R2
Net assets	n/a	$76,633,547	n/a
Shares authorized	n/a	unlimited	n/a
Par value	n/a	$0.010	n/a
Shares outstanding	n/a	6,120,519	n/a
Net asset value and redemption price per share	n/a	$12.52	n/a

Class R6
Net assets	$202,286,865	$127,170,840	$101,450,694
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	2,959,894	8,603,263	3,998,549
Net asset value and redemption price per share	$68.34	$14.78	$25.37

Class W
Net assets	$33,595,767	$4,701,682	$5,705,303
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	521,553	317,712	240,087
Net asset value and redemption price per share	$64.41	$14.80	$23.76

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2026

	Voya Multi- Manager Mid Cap Value Fund	Voya Small Cap Growth Fund
ASSETS:
Investments in securities at fair value+*	$109,457,455	$2,038,795,920
Investments in affiliates at fair value**	64,245	–
Short-term investments at fair value†	2,350,209	78,073,000
Cash	12,405	33,787
Receivables:
Investment securities sold	352,948	–
Fund shares sold	2,779,473	2,458,116
Dividends	150,239	502,431
Interest	161	819
Foreign tax reclaims	3,376	21,347
Prepaid expenses	13,253	73,444
Reimbursement due from Investment Adviser	18,688	–
Other assets	7,053	30,069
Total assets	115,209,505	2,119,988,933

LIABILITIES:
Payable for investment securities purchased	1,534,808	–
Payable for fund shares redeemed	75,447	3,623,347
Payable upon receipt of securities loaned	38	–
Payable for investment management fees	69,226	1,393,720
Payable for distribution and shareholder service fees	–	22,376
Payable to trustees under the deferred compensation plan (Note 6)	7,053	30,069
Payable for trustee fees	370	4,142
Other accrued expenses and liabilities	35,607	342,588
Other payables	5,137	–
Total liabilities	1,727,686	5,416,242
NET ASSETS	$113,481,819	$2,114,572,691

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$95,496,313	$1,492,335,653
Total distributable earnings	17,985,506	622,237,038
NET ASSETS	$113,481,819	$2,114,572,691

+ Including securities loaned at value	$37	$—
* Cost of investments in securities	$101,406,982	$1,528,554,881
** Cost of investments in affiliates	$59,888	$—
† Cost of short-term investments	$2,350,209	$78,073,000

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2026 (continued)

	Voya Multi- Manager Mid Cap Value Fund	Voya Small Cap Growth Fund
Class A
Net assets	n/a	$83,079,719
Shares authorized	n/a	unlimited
Par value	n/a	$0.010
Shares outstanding	n/a	1,529,550
Net asset value and redemption price per share†	n/a	$54.32
Maximum offering price per share (5.75%)(1)	n/a	$57.63

Class C
Net assets	n/a	$5,906,128
Shares authorized	n/a	unlimited
Par value	n/a	$0.010
Shares outstanding	n/a	111,262
Net asset value and redemption price per share†	n/a	$53.08

Class I
Net assets	$113,481,819	$1,649,522,440
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	11,503,124	30,106,661
Net asset value and redemption price per share	$9.87	$54.79

Class R
Net assets	n/a	$970,813
Shares authorized	n/a	unlimited
Par value	n/a	$0.010
Shares outstanding	n/a	18,032
Net asset value and redemption price per share	n/a	$53.84

Class R6
Net assets	n/a	$341,774,734
Shares authorized	n/a	unlimited
Par value	n/a	$0.010
Shares outstanding	n/a	6,221,301
Net asset value and redemption price per share	n/a	$54.94

Class W
Net assets	n/a	$33,318,857
Shares authorized	n/a	unlimited
Par value	n/a	$0.010
Shares outstanding	n/a	609,033
Net asset value and redemption price per share	n/a	$54.71

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended May 31, 2026

	Voya Large-Cap Growth Fund	Voya Large Cap Value Fund	Voya MidCap Opportunities Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,667,227	$21,596,176	$3,760,101
Interest	1,399	8,187	2,568
Securities lending income, net	1,756	2,959	31,387
Other	4,869	6,362	4,046
Total investment income	3,675,251	21,613,684	3,798,102

EXPENSES:
Investment management fees	4,174,185	8,438,460	5,626,654
Distribution and shareholder service fees:
Class A	359,438	1,241,104	618,973
Class C	53,766	43,912	32,883
Class R	4,425	154,606	14,189
Class R2(1)	—	90,278	—
Transfer agent fees:
Class A	134,000	595,670	318,354
Class C	5,046	4,911	3,955
Class I	167,454	665,166	286,744
Class R	832	57,920	3,659
Class R2(1)	—	42,677	—
Class R6	10,008	853	1,161
Class W	30,113	5,144	8,311
Shareholder reporting expense	44,480	88,643	61,733
Registration fees	91,464	103,854	91,535
Professional fees	93,450	125,201	79,171
Custody and accounting expense	51,847	54,773	46,872
Trustee fees	20,447	30,120	16,788
Miscellaneous expense	73,959	78,039	63,887
Interest expense	—	1,000	10,236
Total expenses	5,314,914	11,822,331	7,285,105
Waived and reimbursed fees	—	(1,936,517)	(473,097)
Net expenses	5,314,914	9,885,814	6,812,008
Net investment income (loss)	(1,639,663)	11,727,870	(3,013,906)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	172,510,897	85,576,148	74,233,192
Foreign currency related transactions	—	(5,766)	—
Net realized gain	172,510,897	85,570,382	74,233,192
Net change in unrealized appreciation (depreciation) on:
Investments	39,642,385	161,312,457	(16,135,731)
Foreign currency related transactions	—	1,673	—
Net change in unrealized appreciation (depreciation)	39,642,385	161,314,130	(16,135,731)
Net realized and unrealized gain	212,153,282	246,884,512	58,097,461
Increase in net assets resulting from operations	$210,513,619	$258,612,382	$55,083,555

* Foreign taxes withheld	$—	$—	$5,564

(1)	Class R2 shares of Voya Large Cap Value Fund commenced operations on September 30, 2025.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended May 31, 2026

	Voya Multi- Manager Mid Cap Value Fund	Voya Small Cap Growth Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,902,000	$8,409,006
Dividends from affiliates	858	—
Interest	4,369	33,340
Other	882	9,598
Total investment income	2,908,109	8,451,944

EXPENSES:
Investment management fees	1,009,655	13,257,041
Distribution and shareholder service fees:
Class A	—	174,663
Class C	—	47,887
Class R	—	4,243
Transfer agent fees:
Class A	—	68,698
Class C	—	4,706
Class I	37,989	1,451,012
Class R	—	837
Class R6	—	12,505
Class W	—	23,974
Shareholder reporting expense	7,360	103,070
Registration fees	25,134	131,576
Professional fees	20,966	169,130
Custody and accounting expense	19,230	86,105
Trustee fees	3,697	41,414
Licensing fee (Note 7)	16,399	—
Miscellaneous expense	23,912	118,330
Total expenses	1,164,342	15,695,191
Waived and reimbursed fees	(3,863)	—
Net expenses	1,160,479	15,695,191
Net investment income (loss)	1,747,630	(7,243,247)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	15,987,826	248,020,056
Sale of investments in affiliates	801	—
Net realized gain	15,988,627	248,020,056
Net change in unrealized appreciation (depreciation) on:
Investments	3,088,489	424,323,883
Affiliates	4,357	—
Foreign currency related transactions	—	(17)
Net change in unrealized appreciation (depreciation)	3,092,846	424,323,866
Net realized and unrealized gain	19,081,473	672,343,922
Increase in net assets resulting from operations	$20,829,103	$665,100,675

* Foreign taxes withheld	$5,397	$16,733

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Large-Cap Growth Fund		Voya Large Cap Value Fund
	Year Ended May 31, 2026	Year Ended May 31, 2025	Year Ended May 31, 2026	Year Ended May 31, 2025
FROM OPERATIONS:
Net investment income (loss)	$(1,639,663)	$(499,464)	$11,727,870	$9,807,073
Net realized gain	172,510,897	51,960,644	85,570,382	43,792,924
Net change in unrealized appreciation (depreciation)	39,642,385	49,280,802	161,314,130	16,852,109
Increase in net assets resulting from operations	210,513,619	100,741,982	258,612,382	70,452,106

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(20,600,548)	(6,613,746)	(35,241,523)	(61,202,558)
Class C	(1,184,570)	(416,281)	(298,996)	(664,460)
Class I	(52,294,765)	(15,803,599)	(25,713,860)	(37,662,792)
Class R	(112,927)	(37,045)	(245,165)	(132,058)
Class R2(1)	—	—	(162,633)	—
Class R6	(21,554,860)	(6,130,766)	(728,306)	(474,596)
Class W	(3,780,768)	(1,387,416)	(293,386)	(580,085)
Total distributions	(99,528,438)	(30,388,853)	(62,683,869)	(100,716,549)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	90,653,570	168,593,737	862,992,526	118,115,654
Proceeds from shares issued in merger (Note 14)	—	—	838,569,271	—
Reinvestment of distributions	97,995,727	29,852,101	60,756,398	97,163,347
	188,649,297	198,445,838	1,762,318,195	215,279,001
Cost of shares redeemed	(295,395,294)	(190,526,549)	(269,827,484)	(156,236,867)
Net increase (decrease) in net assets resulting from capital share transactions	(106,745,997)	7,919,289	1,492,490,711	59,042,134
Net increase in net assets	4,239,184	78,272,418	1,688,419,224	28,777,691

NET ASSETS:
Beginning of year or period	791,671,669	713,399,251	796,732,606	767,954,915
End of year or period	$795,910,853	$791,671,669	$2,485,151,830	$796,732,606

(1)	Class R2 shares of Voya Large Cap Value Fund commenced operations on September 30, 2025.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya MidCap Opportunities Fund		Voya Multi- Manager Mid Cap Value Fund
	Year Ended May 31, 2026	Year Ended May 31, 2025	Year Ended May 31, 2026	Year Ended May 31, 2025
FROM OPERATIONS:
Net investment income (loss)	$(3,013,906)	$(1,683,343)	$1,747,630	$1,797,500
Net realized gain	74,233,192	80,152,869	15,988,627	10,563,736
Net change in unrealized appreciation (depreciation)	(16,135,731)	2,820,175	3,092,846	(9,133,231)
Increase in net assets resulting from operations	55,083,555	81,289,701	20,829,103	3,228,005

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(42,098,839)	(33,114,517)	—	—
Class C	(1,652,456)	(1,595,480)	—	—
Class I	(38,545,380)	(30,507,030)	(11,851,790)	(15,367,349)
Class R	(501,354)	(373,631)	—	—
Class R6	(12,055,463)	(9,012,375)	—	—
Class W	(838,279)	(768,610)	—	—
Total distributions	(95,691,771)	(75,371,643)	(11,851,790)	(15,367,349)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	89,050,507	94,601,818	68,418,878	41,930,770
Reinvestment of distributions	83,845,816	66,082,223	11,851,790	15,367,349
	172,896,323	160,684,041	80,270,668	57,298,119
Cost of shares redeemed	(244,662,644)	(165,521,836)	(118,911,956)	(72,924,446)
Net decrease in net assets resulting from capital share transactions	(71,766,321)	(4,837,795)	(38,641,288)	(15,626,327)
Net increase (decrease) in net assets	(112,374,537)	1,080,263	(29,663,975)	(27,765,671)

NET ASSETS:
Beginning of year or period	699,899,653	698,819,390	143,145,794	170,911,465
End of year or period	$587,525,116	$699,899,653	$113,481,819	$143,145,794

See Accompanying Notes to Financial Statements

  STATEMENTS OF CHANGES IN NET ASSETS

	Voya Small Cap Growth Fund
	Year Ended May 31, 2026	Year Ended May 31, 2025
FROM OPERATIONS:
Net investment loss	$(7,243,247)	$(4,397,329)
Net realized gain	248,020,056	56,754,385
Net change in unrealized appreciation (depreciation)	424,323,866	(110,557,707)
Increase (decrease) in net assets resulting from operations	665,100,675	(58,200,651)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(3,771,780)	(6,326,845)
Class C	(265,700)	(346,585)
Class I	(70,453,383)	(99,499,260)
Class R	(52,453)	(74,948)
Class R6	(12,079,224)	(10,234,879)
Class W	(1,288,460)	(520,340)
Total distributions	(87,911,000)	(117,002,857)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	594,056,884	627,827,118
Reinvestment of distributions	85,178,585	110,707,357
	679,235,469	738,534,475
Cost of shares redeemed	(417,826,535)	(327,427,984)
Net increase in net assets resulting from capital share transactions	261,408,934	411,106,491
Net increase in net assets	838,598,609	235,902,983

NET ASSETS:
Beginning of year or period	1,275,974,082	1,040,071,099
End of year or period	$2,114,572,691	$1,275,974,082

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions									Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any (2)(3)	Expenses net of all reductions/ additions (2)(3)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large-Cap Growth Fund
Class A
05-31-26	48.41	(0.23	)•	13.22	12.99	0.00	*	7.85	—	7.85		—	53.55	28.57	0.90	0.90	0.90	(0.45)	155,363	65
05-31-25	44.45	(0.15	)•	6.41	6.26	—		2.30	—	2.30		—	48.41	13.85	0.89	0.89	0.89	(0.32)	133,228	56
05-31-24	32.76	(0.06	)•	11.75	11.69	0.00	*	—	—	0.00	*	—	44.45	35.68	0.84	0.84	0.84	(0.16)	132,555	51
05-31-23	37.85	(0.04	)•	1.86	1.82	0.00	*	6.91	—	6.91		—	32.76	7.50	0.90	0.90	0.90	(0.12)	105,826	55
05-31-22	51.32	(0.20	)•	(4.26)	(4.46)	—		9.01	—	9.01		—	37.85	(12.50)	0.97	0.97	0.97	(0.40)	115,265	76
05-31-21	44.45	(0.13	)•	13.62	13.49	—		6.62	—	6.62		—	51.32	31.23	0.96	0.96	0.96	(0.26)	139,465	93
Class C
05-31-26	31.56	(0.38	)•	8.28	7.90	—		7.85	—	7.85		—	31.61	27.61	1.65	1.65	1.65	(1.20)	5,239	65
05-31-25	29.87	(0.34	)•	4.33	3.99	—		2.30	—	2.30		—	31.56	12.98	1.64	1.64	1.64	(1.07)	5,639	56
05-31-24	22.17	(0.23	)•	7.93	7.70	—		—	—	—		—	29.87	34.73	1.59	1.59	1.59	(0.92)	6,120	51
05-31-23	28.22	(0.21	)•	1.07	0.86	0.00	*	6.91	—	6.91		—	22.17	6.56	1.65	1.65	1.65	(0.88)	7,353	55
05-31-22	40.58	(0.46	)•	(2.89)	(3.35)	—		9.01	—	9.01		—	28.22	(13.13)	1.72	1.72	1.72	(1.16)	10,879	76
05-31-21	36.52	(0.41	)•	11.09	10.68	—		6.62	—	6.62		—	40.58	30.25	1.71	1.71	1.71	(1.01)	21,109	93
Class I
05-31-26	59.58	(0.09	)•	16.50	16.41	—		7.85	—	7.85		—	68.14	28.98	0.59	0.59	0.59	(0.15)	398,732	65
05-31-25	54.12	0.00	*,•	7.79	7.79	0.03		2.30	—	2.33		—	59.58	14.20	0.58	0.58	0.58	0.00 *	426,193	56
05-31-24	39.83	0.05	•	14.31	14.36	0.07		—	—	0.07		—	54.12	36.09	0.57	0.57	0.57	0.10	381,014	51
05-31-23	44.26	0.08	•	2.40	2.48	0.00	*	6.91	—	6.91		—	39.83	7.93	0.58	0.58	0.58	0.21	440,942	55
05-31-22	58.45	(0.03	)•	(5.15)	(5.18)	0.00	*	9.01	—	9.01		—	44.26	(12.19)	0.61	0.61	0.61	(0.05)	577,160	76
05-31-21	49.83	0.04	•	15.32	15.36	0.12		6.62	—	6.74		—	58.45	31.64	0.61	0.63	0.63	0.07	851,822	93
Class R
05-31-26	56.28	(0.41	)•	15.48	15.07	—		7.85	—	7.85		—	63.50	28.25	1.15	1.15	1.15	(0.69)	695	65
05-31-25	51.49	(0.31	)•	7.40	7.09	—		2.30	—	2.30		—	56.28	13.56	1.14	1.14	1.14	(0.57)	970	56
05-31-24	38.03	(0.17	)•	13.63	13.46	—		—	—	—		—	51.49	35.39	1.09	1.09	1.09	(0.39)	849	51
05-31-23	42.84	(0.14	)•	2.24	2.10	0.00	*	6.91	—	6.91		—	38.03	7.25	1.15	1.15	1.15	(0.36)	721	55
05-31-22	57.15	(0.36	)•	(4.94)	(5.30)	—		9.01	—	9.01		—	42.84	(12.71)	1.22	1.22	1.22	(0.65)	858	76
05-31-21	49.02	(0.28	)•	15.03	14.75	—		6.62	—	6.62		—	57.15	30.87	1.21	1.21	1.21	(0.51)	1,018	93
Class R6
05-31-26	59.72	(0.07	)•	16.54	16.47	—		7.85	—	7.85		—	68.34	29.01	0.56	0.56	0.56	(0.11)	202,287	65
05-31-25	54.23	0.01	•	7.81	7.82	0.03		2.30	—	2.33		—	59.72	14.23	0.56	0.56	0.56	0.02	191,425	56
05-31-24	39.91	0.06	•	14.33	14.39	0.07		—	—	0.07		—	54.23	36.10	0.55	0.55	0.55	0.12	159,437	51
05-31-23	44.34	0.09	•	2.39	2.48	0.00	*	6.91	—	6.91		—	39.91	7.91	0.57	0.57	0.57	0.23	121,250	55
05-31-22	58.51	(0.01	)•	(5.15)	(5.16)	0.00	*	9.01	—	9.01		—	44.34	(12.13)	0.56	0.56	0.56	(0.02)	89,841	76
05-31-21	49.87	0.08	•	15.33	15.41	0.15		6.62	—	6.77		—	58.51	31.74	0.55	0.55	0.55	0.14	306,068	93
Class W
05-31-26	56.72	(0.12	)•	15.66	15.54	—		7.85	—	7.85		—	64.41	28.90	0.65	0.65	0.65	(0.20)	33,596	65
05-31-25	51.65	(0.04	)•	7.44	7.40	0.03		2.30	—	2.33		—	56.72	14.12	0.64	0.64	0.64	(0.07)	34,217	56
05-31-24	37.96	0.03	•	13.66	13.69	—		—	—	—		—	51.65	36.07	0.59	0.59	0.59	0.08	33,424	51
05-31-23	42.57	0.05	•	2.25	2.30	0.00	*	6.91	—	6.91		—	37.96	7.82	0.65	0.65	0.65	0.13	26,140	55
05-31-22	56.58	(0.08	)•	(4.92)	(5.00)	—		9.01	—	9.01		—	42.57	(12.28)	0.72	0.72	0.72	(0.15)	52,098	76
05-31-21	48.42	0.01	•	14.86	14.87	0.09		6.62	—	6.71		—	56.58	31.55	0.71	0.71	0.71	0.01	78,049	93
Voya Large Cap Value Fund
Class A
05-31-26	11.37	0.10	•	1.92	2.02	0.10		0.84	—	0.94		—	12.45	18.48	1.13	1.00	1.00	0.85	625,325	132
05-31-25	11.95	0.13	•	1.00	1.13	0.15		1.56	—	1.71		—	11.37	9.35	1.11	1.06	1.06	1.12	443,093	100
05-31-24	10.57	0.15	•	2.42	2.57	0.15		1.04	—	1.19		—	11.95	25.80	1.16	1.10	1.10	1.29	446,407	94
05-31-23	11.89	0.15	•	(0.60)	(0.45)	0.16		0.72	—	0.88		—	10.57	(3.79)	1.12	1.07	1.07	1.34	392,251	80

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any (2)(3)	Expenses net of all reductions/ additions (2)(3)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large Cap Value Fund (continued)
Class A (continued)
05-31-22	13.25	0.12	•	0.45	0.57	0.10	1.83	—	1.93	—	11.89	4.48	1.15	1.10	1.10	0.95	439,016	57
05-31-21	9.74	0.12	•	4.39	4.51	0.16	0.84	—	1.00	—	13.25	48.66	1.16	1.10	1.10	1.09	452,381	94
Class C
05-31-26	11.35	0.01	•	1.93	1.94	0.02	0.84	—	0.86	—	12.43	17.61	1.88	1.76	1.76	0.09	4,489	132
05-31-25	11.94	0.04	•	0.99	1.03	0.06	1.56	—	1.62	—	11.35	8.45	1.86	1.81	1.81	0.37	4,620	100
05-31-24	10.55	0.06	•	2.44	2.50	0.07	1.04	—	1.11	—	11.94	25.02	1.91	1.85	1.85	0.55	4,919	94
05-31-23	11.88	0.06	•	(0.60)	(0.54)	0.07	0.72	—	0.79	—	10.55	(4.63)	1.87	1.82	1.82	0.58	4,905	80
05-31-22	13.25	0.02	•	0.46	0.48	0.02	1.83	—	1.85	—	11.88	3.72	1.90	1.85	1.85	0.16	6,143	57
05-31-21	9.74	0.04	•	4.38	4.42	0.07	0.84	—	0.91	—	13.25	47.49	1.91	1.85	1.85	0.37	10,327	94
Class I
05-31-26	13.37	0.15	•	2.30	2.45	0.14	0.84	—	0.98	—	14.84	18.92	0.85	0.67	0.67	1.10	1,544,147	132
05-31-25	13.78	0.20	•	1.13	1.33	0.18	1.56	—	1.74	—	13.37	9.63	0.83	0.76	0.76	1.42	339,152	100
05-31-24	12.02	0.21	•	2.78	2.99	0.19	1.04	—	1.23	—	13.78	26.22	0.84	0.76	0.76	1.63	296,362	94
05-31-23	13.39	0.21	•	(0.67)	(0.46)	0.19	0.72	—	0.91	—	12.02	(3.47)	0.82	0.76	0.76	1.64	232,382	80
05-31-22	14.68	0.18	•	0.50	0.68	0.14	1.83	—	1.97	—	13.39	4.82	0.81	0.76	0.76	1.27	245,169	57
05-31-21	10.70	0.18	•	4.83	5.01	0.19	0.84	—	1.03	—	14.68	49.13	0.82	0.76	0.76	1.43	271,656	94
Class R
05-31-26	11.41	0.09	•	1.92	2.01	0.08	0.84	—	0.92	—	12.50	18.23	1.39	1.12	1.12	0.74	102,686	132
05-31-25	12.00	0.11	•	0.99	1.10	0.13	1.56	—	1.69	—	11.41	9.04	1.36	1.26	1.26	0.92	1,250	100
05-31-24	10.60	0.12	•	2.45	2.57	0.13	1.04	—	1.17	—	12.00	25.66	1.41	1.30	1.30	1.09	932	94
05-31-23	11.93	0.13	•	(0.61)	(0.48)	0.13	0.72	—	0.85	—	10.60	(4.07)	1.37	1.27	1.27	1.14	779	80
05-31-22	13.29	0.09	•	0.45	0.54	0.07	1.83	—	1.90	—	11.93	4.23	1.40	1.30	1.30	0.72	886	57
05-31-21	9.76	0.10	•	4.40	4.50	0.13	0.84	—	0.97	—	13.29	48.48	1.41	1.30	1.30	0.88	1,032	94
Class R2
10-01-25(4)- 05-31-26	11.94	0.06	•	1.40	1.46	0.04	0.84	—	0.88	—	12.52	12.82	1.30	1.02	1.02	0.81	76,634	132
Class R6
05-31-26	13.33	0.17	•	2.26	2.43	0.14	0.84	—	0.98	—	14.78	18.84	0.72	0.62	0.62	1.22	127,171	132
05-31-25	13.74	0.20	•	1.14	1.34	0.19	1.56	—	1.75	—	13.33	9.70	0.80	0.74	0.74	1.46	3,993	100
05-31-24	11.99	0.21	•	2.77	2.98	0.19	1.04	—	1.23	—	13.74	26.23	0.80	0.74	0.74	1.66	14,283	94
05-31-23	13.36	0.21	•	(0.67)	(0.46)	0.19	0.72	—	0.91	—	11.99	(3.45)	0.79	0.74	0.74	1.67	17,456	80
05-31-22	14.65	0.18	•	0.50	0.68	0.14	1.83	—	1.97	—	13.36	4.84	0.79	0.74	0.74	1.30	20,126	57
05-31-21	10.68	0.18	•	4.82	5.00	0.19	0.84	—	1.03	—	14.65	49.15	0.80	0.74	0.74	1.45	18,739	94
Class W
05-31-26	13.35	0.15	•	2.27	2.42	0.13	0.84	—	0.97	—	14.80	18.75	0.88	0.76	0.76	1.09	4,702	132
05-31-25	13.76	0.19	•	1.14	1.33	0.18	1.56	—	1.74	—	13.35	9.60	0.86	0.81	0.81	1.37	4,625	100
05-31-24	12.00	0.20	•	2.78	2.98	0.18	1.04	—	1.22	—	13.76	26.17	0.91	0.85	0.85	1.55	5,051	94
05-31-23	13.37	0.20	•	(0.67)	(0.47)	0.18	0.72	—	0.90	—	12.00	(3.52)	0.87	0.82	0.82	1.59	4,831	80
05-31-22	14.66	0.17	•	0.50	0.67	0.13	1.83	—	1.96	—	13.37	4.73	0.90	0.85	0.85	1.20	5,157	57
05-31-21	10.69	0.17	•	4.82	4.99	0.18	0.84	—	1.02	—	14.66	48.94	0.91	0.85	0.85	1.35	5,267	94
Voya MidCap Opportunities Fund
Class A
05-31-26	18.49	(0.11	)•	1.60	1.49	—	3.22	—	3.22	—	16.76	9.06	1.27	1.20	1.20	(0.64)	239,644	81
05-31-25	18.67	(0.07	)•	2.43	2.36	—	2.54	—	2.54	—	18.49	12.04	1.19	1.15	1.15	(0.39)	256,528	87
05-31-24	15.70	(0.09	)•	3.23	3.14	—	0.17	—	0.17	—	18.67	20.10	1.25	1.20	1.20	(0.50)	260,381	70
05-31-23	14.66	(0.09	)•	1.13	1.04	—	—	—	—	—	15.70	7.09	1.32	1.25	1.25	(0.57)	233,488	60
05-31-22	23.82	(0.17	)•	(3.32)	(3.49)	—	5.67	—	5.67	—	14.66	(20.04)	1.23	1.21	1.21	(0.81)	246,265	62
05-31-21	20.41	(0.20	)•	8.70	8.50	—	5.09	—	5.09	—	23.82	43.16	1.27	1.25	1.25	(0.87)	346,695	82

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any (2)(3)	Expenses net of all reductions/ additions (2)(3)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya MidCap Opportunities Fund (continued)
Class C
05-31-26	6.51	(0.07	)•	0.43	0.36	—	3.22	—	3.22	—	3.65	8.13	2.02	1.95	1.95	(1.38)	2,313	81
05-31-25	8.03	(0.08	)•	1.10	1.02	—	2.54	—	2.54	—	6.51	11.22	1.94	1.90	1.90	(1.14)	4,223	87
05-31-24	6.89	(0.09	)•	1.40	1.31	—	0.17	—	0.17	—	8.03	19.23	2.00	1.95	1.95	(1.24)	6,266	70
05-31-23	6.49	(0.09	)•	0.49	0.40	—	—	—	—	—	6.89	6.16	2.07	2.00	2.00	(1.32)	7,417	60
05-31-22	13.68	(0.18	)•	(1.34)	(1.52)	—	5.67	—	5.67	—	6.49	(20.58)	1.98	1.96	1.96	(1.58)	9,451	62
05-31-21	13.41	(0.23	)•	5.59	5.36	—	5.09	—	5.09	—	13.68	42.15	2.02	2.00	2.00	(1.62)	23,803	82
Class I
05-31-26	25.74	(0.09	)•	2.32	2.23	—	3.22	—	3.22	—	24.75	9.40	0.98	0.91	0.91	(0.34)	235,485	81
05-31-25	25.09	(0.04	)•	3.23	3.19	—	2.54	—	2.54	—	25.74	12.28	0.96	0.92	0.92	(0.16)	326,618	87
05-31-24	20.98	(0.04	)•	4.32	4.28	—	0.17	—	0.17	—	25.09	20.48	0.94	0.89	0.89	(0.18)	326,546	70
05-31-23	19.54	(0.05	)•	1.49	1.44	—	—	—	—	—	20.98	7.37	1.02	0.93	0.93	(0.25)	301,910	60
05-31-22	29.83	(0.14	)•	(4.48)	(4.62)	—	5.67	—	5.67	—	19.54	(19.77)	0.93	0.91	0.91	(0.51)	346,729	62
05-31-21	24.53	(0.16	)•	10.55	10.39	—	5.09	—	5.09	—	29.83	43.65	0.94	0.92	0.92	(0.55)	504,762	82
Class R
05-31-26	16.97	(0.14	)•	1.46	1.32	—	3.22	—	3.22	—	15.07	8.85	1.52	1.45	1.45	(0.89)	2,927	81
05-31-25	17.36	(0.11	)•	2.26	2.15	—	2.54	—	2.54	—	16.97	11.72	1.44	1.40	1.40	(0.64)	2,927	87
05-31-24	14.64	(0.12	)•	3.01	2.89	—	0.17	—	0.17	—	17.36	19.84	1.50	1.45	1.45	(0.74)	2,683	70
05-31-23	13.71	(0.12	)•	1.05	0.93	—	—	—	—	—	14.64	6.78	1.57	1.50	1.50	(0.82)	2,245	60
05-31-22	22.68	(0.21	)•	(3.09)	(3.30)	—	5.67	—	5.67	—	13.71	(20.23)	1.48	1.46	1.46	(1.05)	2,241	62
05-31-21	19.65	(0.25	)•	8.37	8.12	—	5.09	—	5.09	—	22.68	42.86	1.52	1.50	1.50	(1.12)	3,388	82
Class R6
05-31-26	26.30	(0.07	)•	2.36	2.29	—	3.22	—	3.22	—	25.37	9.43	0.89	0.84	0.84	(0.27)	101,451	81
05-31-25	25.56	(0.02	)•	3.30	3.28	—	2.54	—	2.54	—	26.30	12.41	0.87	0.83	0.83	(0.07)	102,197	87
05-31-24	21.35	(0.03	)•	4.41	4.38	—	0.17	—	0.17	—	25.56	20.59	0.88	0.83	0.83	(0.13)	94,763	70
05-31-23	19.87	(0.03	)•	1.51	1.48	—	—	—	—	—	21.35	7.45	0.90	0.83	0.83	(0.15)	98,415	60
05-31-22	30.22	(0.12	)•	(4.56)	(4.68)	—	5.67	—	5.67	—	19.87	(19.71)	0.85	0.83	0.83	(0.43)	95,140	62
05-31-21	24.78	(0.14	)•	10.67	10.53	—	5.09	—	5.09	—	30.22	43.78	0.86	0.84	0.84	(0.47)	162,052	82
Class W
05-31-26	24.85	(0.09	)•	2.22	2.13	—	3.22	—	3.22	—	23.76	9.33	1.02	0.95	0.95	(0.38)	5,705	81
05-31-25	24.29	(0.03	)•	3.13	3.10	—	2.54	—	2.54	—	24.85	12.32	0.94	0.90	0.90	(0.14)	7,407	87
05-31-24	20.32	(0.06	)•	4.20	4.14	—	0.17	—	0.17	—	24.29	20.45	1.00	0.95	0.95	(0.26)	8,181	70
05-31-23	18.95	(0.06	)•	1.43	1.37	—	—	—	—	—	20.32	7.23	1.07	1.00	1.00	(0.33)	11,373	60
05-31-22	29.11	(0.15	)•	(4.34)	(4.49)	—	5.67	—	5.67	—	18.95	(19.82)	0.98	0.96	0.96	(0.56)	57,800	62
05-31-21	24.05	(0.17	)•	10.32	10.15	—	5.09	—	5.09	—	29.11	43.51	1.02	1.00	1.00	(0.61)	88,959	82
Voya Multi-Manager Mid Cap Value Fund
Class I
05-31-26	9.31	0.11	•	1.28	1.39	0.06	0.77	—	0.83	—	9.87	15.66	0.79	0.78	0.78	1.18	113,482	105
05-31-25	10.12	0.12	•	0.18	0.30	0.15	0.96	—	1.11	—	9.31	2.34	0.76	0.78	0.78	1.16	143,146	60
05-31-24	8.34	0.10	•	1.77	1.87	0.09	—	—	0.09	—	10.12	22.58	0.80	0.79	0.79	1.09	170,911	57
05-31-23	9.84	0.14	•	(0.88)	(0.74)	0.21	0.55	—	0.76	—	8.34	(7.90)	0.82	0.78	0.78	1.50	129,043	133
05-31-22	11.72	0.11	•	(0.31)	(0.20)	0.15	1.53	—	1.68	—	9.84	(2.44)	0.79	0.78	0.78	0.95	116,274	30
05-31-21	7.83	0.09	•	4.22	4.31	0.10	0.32	—	0.42	—	11.72	56.34 (5)	0.79	0.78	0.78	0.93	175,387	47
Voya Small Cap Growth Fund(6)
Class A
05-31-26	38.30	(0.31	)•	18.92	18.61	—	2.59	—	2.59	—	54.32	49.67	1.19	1.19	1.19	(0.68)	83,080	132
05-31-25	43.74	(0.29	)•	(0.79)	(1.08)	0.65	3.71	—	4.36	—	38.30	(4.01)	1.25	1.24	1.24	(0.66)	58,002	130
05-31-24	34.19	(0.24	)•	9.79	9.55	—	—	—	—	—	43.74	27.93	1.25	1.24	1.24	(0.63)	64,303	103
10-07-22(4)- 05-31-23	32.13	(0.13	)•	2.19	2.06	—	—	—	—	—	34.19	6.41	1.23	1.19	1.19	(0.58)	52,722	100

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any (2)(3)	Expenses net of all reductions/ additions (2)(3)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Small Cap Growth Fund(6) (continued)
Class C
05-31-26	37.75	(0.65	)•	18.57	17.92	—	2.59	—	2.59	—	53.08	48.53	1.94	1.94	1.94	(1.43)	5,906	132
05-31-25	43.20	(0.60	)•	(0.80)	(1.40)	0.34	3.71	—	4.05	—	37.75	(4.71)	2.00	1.99	1.99	(1.42)	3,943	130
05-31-24	34.03	(0.53	)•	9.70	9.17	—	—	—	—	—	43.20	26.95	2.00	1.99	1.99	(1.39)	3,558	103
10-07-22(4)- 05-31-23	32.13	(0.30	)•	2.20	1.90	—	—	—	—	—	34.03	5.91	1.98	1.94	1.94	(1.34)	3,124	100
Class I(7)
05-31-26	38.52	(0.21	)•	19.07	18.86	—	2.59	—	2.59	—	54.79	50.04	0.95	0.95	0.95	(0.44)	1,649,522	132
05-31-25	43.96	(0.15	)•	(0.79)	(0.94)	0.79	3.71	—	4.50	—	38.52	(3.70)	0.94	0.93	0.93	(0.35)	1,051,140	130
05-31-24	34.25	(0.12	)•	9.83	9.71	—	—	—	—	—	43.96	28.35	0.92	0.91	0.91	(0.30)	888,570	103
05-31-23	33.86	(0.13	)•	0.52	0.39	—	—	—	—	—	34.25	1.15	0.96	0.92	0.92	(0.37)	506,612	100
10-01-21 - 05-31-22	49.63	(0.16	)•	(6.98)	(7.14)	—	8.63	—	8.63	—	33.86	(18.31)	0.93	0.93	0.93	(0.57)	426,157	61
09-30-21	37.26	(0.32	)•	15.61	15.29	—	2.92	—	2.92	—	49.63	42.36	0.93	0.93	0.93	(0.68)	502	84
Class R
05-31-26	38.07	(0.43	)•	18.79	18.36	—	2.59	—	2.59	—	53.84	49.30	1.44	1.44	1.44	(0.93)	971	132
05-31-25	43.56	(0.40	)•	(0.78)	(1.18)	0.60	3.71	—	4.31	—	38.07	(4.24)	1.50	1.49	1.49	(0.92)	716	130
05-31-24	34.14	(0.34	)•	9.76	9.42	—	—	—	—	—	43.56	27.59	1.50	1.49	1.49	(0.88)	643	103
10-07-22(4)- 05-31-23	32.13	(0.19	)•	2.20	2.01	—	—	—	—	—	34.14	6.26	1.48	1.44	1.44	(0.85)	319	100
Class R6
05-31-26	38.59	(0.16	)•	19.10	18.94	—	2.59	—	2.59	—	54.94	50.16	0.85	0.85	0.85	(0.33)	341,775	132
05-31-25	44.02	(0.12	)•	(0.77)	(0.89)	0.83	3.71	—	4.54	—	38.59	(3.60)	0.85	0.84	0.84	(0.27)	144,817	130
05-31-24	34.27	(0.08	)•	9.83	9.75	—	—	—	—	—	44.02	28.45	0.84	0.83	0.83	(0.21)	79,119	103
05-31-23	33.84	(0.08	)•	0.51	0.43	—	—	—	—	—	34.27	1.27	0.87	0.83	0.83	(0.23)	41,179	100
04-04-22(4)- 05-31-22	39.17	(0.05	)•	(5.28)	(5.33)	—	—	—	—	—	33.84	(13.61)	2.10	0.85	0.85	(0.97)	3	61
Class W
05-31-26	38.47	(0.20	)•	19.03	18.83	—	2.59	—	2.59	—	54.71	50.03	0.94	0.94	0.94	(0.43)	33,319	132
05-31-25	43.92	(0.18	)•	(0.78)	(0.96)	0.78	3.71	—	4.49	—	38.47	(3.75)	1.00	0.99	0.99	(0.44)	17,355	130
05-31-24	34.25	(0.15	)•	9.82	9.67	—	—	—	—	—	43.92	28.23	1.00	0.99	0.99	(0.39)	3,877	103
10-07-22(4)- 05-31-23	32.13	(0.07	)•	2.19	2.12	—	—	—	—	—	34.25	6.60	0.98	0.94	0.94	(0.33)	3,425	100

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
(5)	Excluding a payment by affiliate in the fiscal year ended May 31, 2021, the total return for Multi-Manager Mid Cap Value would have been 56.13% on Classes I.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

(6)	Prior to the close of business April 1, 2022, Voya Small Cap Growth Fund operated under a different name and investment adviser. Please see Note 1 for more information regarding the predecessor fund and the reorganization. Effective close of business April 1, 2022, the fiscal year end was changed from September 30 to May 31. For the fiscal years ended September 30, 2020 and 2021, the information presented was audited by a different independent registered public accounting firm and the net assets are expressed in millions. For the periods ended May 31, 2022 and after the net assets are expressed in thousands.
(7)	Effective close of business April 1, 2022, the shares of the predecessor fund were redesignated as Class I shares of Voya Small Cap Growth Fund. Please see Note 1 for more information.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026

NOTE 1 — ORGANIZATION

Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for: Voya Large-Cap Growth Fund (“Large-Cap Growth”), Voya Large Cap Value Fund (“Large Cap Value”), Voya MidCap Opportunities Fund (“MidCap Opportunities”), Voya Multi-Manager Mid Cap Value Fund (“Multi-Manager Mid Cap Value”) and Voya Small Cap Growth Fund (“Small Cap Growth”) (each, a “Fund” and collectively, the “Funds”). Each Fund, except Large-Cap Growth, is a diversified series of the Trust. Large-Cap Growth is a non-diversified series of the Trust.

Each Fund offers at least one or more of the following classes of shares: Class A, Class C, Class I, Class R, Class R2, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees (if any), shareholder servicing fees (if any) and transfer agency fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.

Small Cap Growth acquired all of the assets and liabilities of TCM Small Cap Growth Fund (the “Predecessor Fund’) pursuant to an agreement and plan of reorganization (the “Reorganization”) effective close of business on April 1, 2022. The Predecessor Fund was a diversified series of Professionally Managed Portfolios, a Massachusetts business trust. The previous fiscal year end of the Predecessor Fund was September 30, 2021. Effective with the Reorganization, the fiscal year end of the Fund was changed from September 30 to May 31.

Upon completion of the Reorganization, Class I shares of the Fund assumed the performance, financial and other information of the Predecessor Fund’s shares. All information and references to the period prior to the close of business April 1, 2022 refer to the Predecessor Fund.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, to serve as sub-adviser to certain of the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolios of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income, adjusted for the accretion of discounts and amortization of premiums (if applicable), is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars.

Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid.

Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund declares and pays dividends, if any, as follows:

Annually	Quarterly
Large-Cap Growth	Large Cap Value
MidCap Opportunities
Multi-Manager Mid Cap Value
Small Cap Growth

Each Fund distributes capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain for income tax purposes.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 331∕3% of its total assets (except Large-Cap Growth which may temporarily lend up to 30% of its total assets) to brokers, dealers or other financial institutions in exchange for a

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.

H. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a) (2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

I. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended May 31, 2026, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Large-Cap Growth	$526,849,461	$732,097,315
Large Cap Value	2,227,035,022	1,622,022,815
MidCap Opportunities	540,908,312	709,438,884
Multi-Manager Mid Cap Value	152,106,285	199,853,927
Small Cap Growth	2,263,511,566	2,129,510,126

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments, the Investment Adviser to Multi-Manager Mid Cap Value, may, from time to time, directly manage a portion of the Fund’s investment portfolio. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates.

Fund	As a Percentage of Average Daily Net Assets
Large-Cap Growth	0.51% on all assets
Large Cap Value	0.700% on the first $1 billion; 0.650% on the next $1 billion; 0.600% on the next $1 billion; and 0.550% thereafter
MidCap Opportunities	0.85% on the first $500 million; 0.80% on the next $400 million; 0.75% on the next $450 million; and 0.70% thereafter
Multi-Manager Mid Cap Value	0.80% on Actively Managed Assets 0.40% on Passively Managed Assets
Small Cap Growth	0.80% on all assets

Prior to February 6, 2026, the management fee for Large Cap Value was 0.75% on the first $1 billion of assets; 0.725% on the next $1 billion of assets; 0.70% on the next

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

$1 billion of assets; 0.675% on the next $1 billion of assets; and 0.65% thereafter.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Funds and are paid by the Investment Adviser based on the average daily net assets of the respective Funds. Subject to such policies as the Board or the Investment Adviser may determine, each sub-adviser manages each respective Fund’s assets in accordance with that Fund’s investment objectives, policies, and limitations. The sub-adviser of each Fund is as follows (*denotes an affiliated sub-adviser):

Fund	Sub-Adviser
Large-Cap Growth	Voya IM*
Large Cap Value	Voya IM*
MidCap Opportunities	Voya IM*
Multi-Manager Mid Cap Value	Victory Capital Management, Inc. and Voya IM*
Small Cap Growth	Voya IM*

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C, Class R and Class R2 shares of each respective Fund have a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each share class pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:

				Class
	Class A	Class C	Class R	R2
Large-Cap Growth	0.25%	1.00%	0.50%	N/A
Large Cap Value	0.25%	1.00%	0.50%	0.40%
MidCap Opportunities	0.25%	1.00%	0.50%	N/A
Small Cap Growth	0.25%	1.00%	0.50%	N/A

For Large-Cap Growth, of this Class A 0.25% rate, Distribution Fees shall not exceed 0.10%.

Effective September 30, 2025, the Large Cap Value Class R Distribution Fee waiver was terminated. Prior to September 30, 2025, the Distributor had agreed to waive 0.05% of the

Distribution Fee for Class R. Termination of this obligation required approval by the Board.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the year ended May 31, 2026, the Distributor retained the following amounts in sales charges from the following Funds:

	Class A	Class C
Initial Sales Charges:
Large-Cap Growth	$11,261	$—
Large Cap Value	9,797	—
MidCap Opportunities	3,983	—
Small Cap Growth	10,567	—

Contingent Deferred Sales Charges:
Large-Cap Growth	$—	$621
Large Cap Value	86	93
MidCap Opportunities	1,044	54
Small Cap Growth	86	343

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2026, the following affiliated investment companies owned more than 5% of the following Funds:

Affiliated Investment Company	Fund	Percentage
Voya Institutional Trust Company	Large Cap Value	8.81%
Voya Retirement Insurance and Annuity Company	Large Cap Value	21.36
Voya Solution 2035 Portfolio	Multi-Manager Mid Cap Value	10.00
Voya Solution 2045 Portfolio	Multi-Manager Mid Cap Value	10.68
Voya Solution Aggressive Portfolio	Multi-Manager Mid Cap Value	12.16
Voya Solution Balanced Portfolio	Multi-Manager Mid Cap Value	5.54

The Investment Adviser may direct the Funds’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amounts credited to the Funds are reflected as brokerage commission recapture in the accompanying Statements of Operations.

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended May 31, 2026, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:

Fund	Amount
Large-Cap Growth	$6,687
Large Cap Value	607,545
MidCap Opportunities	10,942
Small Cap Growth	6,891

NOTE 7 — LICENSING FEE

Multi-Manager Mid Cap Value pays an annual licensing fee to Frank Russell Company in order to obtain data and permissions necessary to achieve its principal investment strategy.

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Fund’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

Fund	Class A	Class C	Class I	Class R	Class R2	Class R6	Class W
Large-Cap Growth	1.15%	1.90%	0.90%	1.40%	N/A	0.80%	0.90%
Large Cap Value*	0.86%	1.61%	0.61%	1.11%	1.01%	0.61%	0.61%
MidCap Opportunities**	1.22%	1.97%	0.89%	1.47%	N/A	0.83%	0.97%
Multi-Manager Mid Cap Value	N/A	N/A	0.78%	N/A	N/A	N/A	N/A
Fund	Class A	Class C	Class I	Class R	Class R2	Class R6	Class W
Small Cap Growth	1.30%	2.05%	0.95%	1.55%	N/A	0.85%	1.05%

*	Prior to February 6, 2026, the expense limits for Large Cap Value were 1.10%, 1.85%, 0.76%, 1.35%, 1.25%, 0.74% and 0.85% for Class A, Class C, Class I, Class R, Class R2, Class R6 and Class W shares, respectively.
**	Prior to January 1, 2026, the expense limits for MidCap Opportunities were 1.35%, 2.10%, 0.98%, 1.60%, 0.88% and 1.10% for Class A, Class C, Class I, Class R, Class R6 and Class W shares, respectively.

Pursuant to side letter agreements, through October 1, 2026, for Large-Cap Growth, the Investment Adviser has further lowered the expense limits. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that these side letter agreements will continue. Termination or modification of these obligations requires approval by the Board.

Fund	Class A	Class C	Class I	Class R	Class R2	Class R6	Class W
Large-Cap Growth	1.04%	1.79%	0.66%	1.29%	N/A	0.58%	0.79%

Prior to January 1, 2026, pursuant to a side letter agreement, the expense limits for MidCap Opportunities were 1.26%, 2.01%, 0.93%, 1.51%, 0.83% and 1.01% for Class A, Class C, Class I, Class R, Class R6 and Class W shares, respectively.

For MidCap Opportunities Fund and Large Cap Value Fund, any fee waived pursuant to the expense limits shall not be eligible for recoupment.

Unless otherwise specified above, the Investment Adviser may through October 1, 2026 recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of May 31, 2026, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	May 31,
	2027	2028	2029	Total
Multi-Manager Mid Cap Value	$13,448	$—	$3,863	$17,311

The expense limitation agreements are contractual through October 1, 2026. Termination or modification of these obligations requires approval by the Board.

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 9 — LINE OF CREDIT

Effective June 10, 2025, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

NOTE 10 — CAPITAL SHARES

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Funds utilized the line of credit during the year ended May 31, 2026:

Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Large Cap Value	2	$3,880,500	4.64%
MidCap Opportunities	5	15,680,000	4.70

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Large-Cap Growth
Class A
5/31/2026	154,833	—	399,095	(404,950)	—	148,978	7,791,894	—	19,308,205	(20,679,191)	—	6,420,908
5/31/2025	172,384	—	121,569	(523,737)	—	(229,784)	8,272,769	—	6,175,708	(25,262,815)	—	(10,814,338)
Class C
5/31/2026	20,139	—	41,332	(74,426)	—	(12,955)	608,393	—	1,184,570	(2,319,299)	—	(526,336)
5/31/2025	20,016	—	12,494	(58,734)	—	(26,224)	601,120	—	415,172	(1,827,687)	—	(811,395)
Class I
5/31/2026	866,647	—	846,688	(3,014,734)	—	(1,301,399)	52,545,610	—	52,054,397	(193,940,646)	—	(89,340,639)
5/31/2025	1,207,704	—	251,618	(1,346,056)	—	113,266	68,569,715	—	15,705,994	(77,981,988)	—	6,293,721
Class R
5/31/2026	1,734	—	1,966	(9,990)	—	(6,290)	102,606	—	112,927	(577,945)	—	(362,412)
5/31/2025	2,417	—	627	(2,308)	—	736	135,951	—	37,045	(126,879)	—	46,117
Class R6
5/31/2026	414,361	—	349,633	(1,009,602)	—	(245,608)	26,155,364	—	21,554,860	(65,281,312)	—	(17,571,088)
5/31/2025	1,428,991	—	97,998	(1,261,400)	—	265,589	84,206,742	—	6,130,766	(73,900,511)	—	16,436,997
Class W
5/31/2026	60,929	—	65,040	(207,656)	—	(81,687)	3,449,703	—	3,780,768	(12,596,901)	—	(5,366,430)
5/31/2025	135,871	—	23,338	(203,103)	—	(43,894)	6,807,440	—	1,387,416	(11,426,669)	—	(3,231,813)
Large Cap Value Class A
5/31/2026	563,155	13,036,375	2,889,338	(5,240,620)	—	11,248,248	6,581,549	157,079,304	33,379,043	(61,623,297)	—	135,416,599
5/31/2025	874,807	—	5,000,402	(4,244,237)	—	1,630,972	10,227,541	—	57,772,979	(50,191,061)	—	17,809,459
Class C
5/31/2026	36,558	—	25,927	(108,412)	—	(45,927)	428,970	—	298,996	(1,276,140)	—	(548,174)
5/31/2025	46,179	—	57,651	(108,951)	—	(5,121)	546,413	—	664,460	(1,251,756)	—	(40,883)
Class I
5/31/2026	62,773,498	26,908,416	1,871,441	(12,829,197)	—	78,724,158	835,344,906	386,089,356	25,654,158	(180,005,122)	—	1,067,083,298
5/31/2025	6,750,761	—	2,767,243	(5,658,702)	—	3,859,302	91,448,647	—	37,545,196	(76,091,639)	—	52,902,204
Class R
5/31/2026	61,362	8,665,869	21,762	(642,998)	—	8,105,995	699,432	104,894,623	245,012	(7,580,701)	—	98,258,366
5/31/2025	29,547	—	11,371	(9,098)	—	31,820	345,287	—	131,804	(107,126)	—	369,965
Class R2
10/01/2025(1)-
5/31/2026	6,915	6,375,464	14,488	(276,349)	—	6,120,518	81,653	77,290,313	162,412	(3,270,066)	—	74,264,312

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Large Cap Value (continued)
Class R6
5/31/2026	1,350,932	7,918,702	53,865	(1,019,848)	—	8,303,651	18,811,670	113,215,675	728,306	(14,332,413)	—	118,423,238
5/31/2025	1,108,451	—	34,708	(1,882,702)	—	(739,543)	15,443,688	—	474,596	(27,622,616)	—	(11,704,332)
Class W
5/31/2026	74,802	—	21,027	(124,692)	—	(28,863)	1,044,346	—	288,471	(1,739,745)	—	(406,928)
5/31/2025	8,028	—	42,423	(71,036)	—	(20,585)	104,078	—	574,312	(972,669)	—	(294,279)
MidCap Opportunities
Class A
5/31/2026	786,342	—	2,211,498	(2,572,648)	—	425,192	13,183,973	—	35,074,362	(44,154,699)	—	4,103,636
5/31/2025	756,769	—	1,426,683	(2,254,720)	—	(71,268)	14,256,800	—	27,549,252	(42,302,303)	—	(496,251)
Class C
5/31/2026	58,884	—	462,033	(536,693)	—	(15,776)	283,497	—	1,603,256	(2,389,003)	—	(502,250)
5/31/2025	34,874	—	225,230	(391,556)	—	(131,452)	247,304	—	1,536,068	(2,787,732)	—	(1,004,360)
Class I
5/31/2026	2,237,746	—	1,462,890	(6,872,837)	—	(3,172,201)	53,813,534	—	34,216,988	(164,280,118)	—	(76,249,596)
5/31/2025	2,150,650	—	1,009,659	(3,487,948)	—	(327,639)	54,342,386	—	27,119,444	(89,323,341)	—	(7,861,511)
Class R
5/31/2026	10,125	—	34,993	(23,281)	—	21,837	157,723	—	499,693	(411,961)	—	245,455
5/31/2025	13,483	—	21,004	(16,643)	—	17,844	233,320	—	372,823	(299,288)	—	306,855
Class R6
5/31/2026	838,622	—	484,938	(1,211,453)	—	112,107	21,233,429	—	11,623,968	(30,806,102)	—	2,051,295
5/31/2025	970,877	—	318,916	(1,110,631)	—	179,162	25,051,403	—	8,744,666	(28,672,005)	—	5,124,064
Class W
5/31/2026	15,453	—	36,829	(110,235)	—	(57,953)	378,351	—	827,549	(2,620,761)	—	(1,414,861)
5/31/2025	19,547	—	29,320	(87,584)	—	(38,717)	470,605	—	759,970	(2,137,167)	—	(906,592)
Multi-Manager Mid Cap Value
Class I
5/31/2026	7,047,924	—	1,298,115	(12,224,424)	—	(3,878,385)	68,418,878	—	11,851,790	(118,911,956)	—	(38,641,288)
5/31/2025	4,335,897	—	1,560,137	(7,409,215)	—	(1,513,181)	41,930,770	—	15,367,349	(72,924,446)	—	(15,626,327)
Small Cap Growth
Class A
5/31/2026	127,840	—	70,124	(182,756)	—	15,208	6,025,809	—	3,281,090	(8,454,188)	—	852,711
5/31/2025	149,083	—	119,237	(224,227)	—	44,093	6,456,002	—	5,400,263	(9,552,931)	—	2,303,334
Class C
5/31/2026	26,592	—	5,754	(25,537)	—	6,809	1,219,056	—	264,045	(1,140,354)	—	342,747
5/31/2025	46,168	—	7,681	(31,742)	—	22,107	1,913,918	—	344,096	(1,373,402)	—	884,612
Class I
5/31/2026	8,612,507	—	1,446,737	(7,237,432)	—	2,821,812	409,536,794	—	68,213,667	(339,012,337)	—	138,738,124
5/31/2025	11,613,215	—	2,069,370	(6,609,997)	—	7,072,588	491,883,399	—	94,135,656	(277,767,515)	—	308,251,540
Class R
5/31/2026	7,682	—	1,130	(9,595)	—	(783)	363,560	—	52,453	(439,870)	—	(23,857)
5/31/2025	12,403	—	1,663	(10,016)	—	4,050	533,794	—	74,948	(435,151)	—	173,591
Class R6
5/31/2026	3,565,300	—	255,591	(1,352,047)	—	2,468,844	166,177,090	—	12,079,224	(64,115,525)	—	114,140,789
5/31/2025	2,545,335	—	224,701	(815,105)	—	1,954,931	108,500,707	—	10,232,891	(35,461,112)	—	83,272,486
Class W
5/31/2026	230,102	—	27,366	(99,589)	—	157,879	10,734,575	—	1,288,106	(4,664,261)	—	7,358,420
5/31/2025	424,586	—	11,435	(73,156)	—	362,865	18,539,298	—	519,503	(2,837,873)	—	16,220,928

(1)	Commencement of operations.

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 11 — SECURITIES LENDING (continued)

provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following table represents a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under the Agreement as of May 31, 2026:

MidCap Opportunities

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Int'l Ltd.	$860,826	$(860,826)	$—
BofA Securities Inc	2,157,922	(2,157,922)	—
HSBC Bank PLC	9,007,836	(9,007,836)	—
Total	$12,026,584	$(12,026,584)	$—

(1)	Cash collateral with a fair value of $12,289,664 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Multi-Manager Mid Cap Value

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Int'l Ltd.	$16	$(16)	$—
BofA Securities Inc	21	(21)	—
Total	$37	$(37)	$—

(1)	Cash collateral with a fair value of $38 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of distributions in connection with redemption of fund shares (equalization), income from passive foreign investment companies (PFICs) and wash sale deferrals.

The following permanent tax differences have been reclassified as of May 31, 2026:

	Paid-in Capital	Distributable Earnings
Large-Cap Growth(1)	$15,858,469	$(15,858,469)

(1)	Amount relates to equalization.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

	Year Ended May 31, 2026		Year Ended May 31, 2025
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Large-Cap Growth	$5,400,192	$94,128,246	$261,501	$30,127,352
Large Cap Value	11,121,334	51,562,535	24,699,945	76,016,604
MidCap Opportunities	25,932,011	69,759,760	—	75,371,643
Multi-Manager Mid Cap Value	853,078	10,998,712	7,118,982	8,248,367
Small Cap Growth	—	87,911,000	31,769,541	85,233,316

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of May 31, 2026, were:

	Undistributed Ordinary	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards			Total Distributable
	Income	Capital Gains	(Depreciation)	Amount		Character	Earnings/(Loss)
Large-Cap Growth	$1,597,093	$73,225,819	$432,109,531	$—		—	$506,932,443
Large Cap Value	1,641,221	43,374,914	373,557,915	—		—	418,574,050
MidCap Opportunities	—	3,648,479	96,468,952	—		—	100,117,431
Multi-Manager Mid Cap Value	4,288,359	7,984,511	5,712,636	—		—	17,985,506
Small Cap Growth	5,680,286	126,435,192	502,805,938	(12,684,378	)*	Short-term	622,237,038

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of May 31, 2026 no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Pandemics and other disruptions may also create challenges for real estate markets, including lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other consequences. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Military action by Russia in Ukraine, the prolonged conflict between Hamas and Israel, the Iranian conflict that commenced in February 2026, and political upheaval in Venezuela have resulted, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production or transportation, including through key shipping routes, any of which could adversely affect the value of a Fund's investments, including beyond a Fund's direct exposure to issuers in the affected regions. The escalation or expansion of hostilities, including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions, and resulting market disruptions are

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

impossible to predict but could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Any of these occurrences could disrupt the operations of Fund and of a Fund's service providers. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to a Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of a Fund. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

NOTE 14 — REORGANIZATIONS

After close of business on February 6, 2026, Large Cap Value (“Acquiring Fund”) acquired all of the net assets and assumed all liabilities of VY® T. Rowe Price Equity Income Portfolio (“Acquired Fund 1”) and Large Cap Value Portfolio (“Acquired Fund 2” and, together with Acquired Fund 1, the “Acquired Funds”), open-end investment companies that are not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Fund. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on June 1, 2025, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the year ended May 31, 2026, are as follows (Unaudited):

Net investment income	$18,370,592
Net realized and unrealized gain on investments	$354,940,910
Net increase in net assets resulting from operations	$373,311,502

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Acquiring Fund’s statement of operations since after close of business on February 6, 2026. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Acquired Funds	Total Net Assets of Acquired Funds (000s)	Total Net Assets of Acquiring Fund (000s)	Acquired Funds’ Capital Loss Carryforwards (000s)	Acquired Funds’ Unrealized Appreciation (000s)	Funds’ Conversion Ratio
Acquired Fund 1	$297,205	$829,160	$-	$17,529	0.5455
Acquired Fund 2	$541,365	$829,160	$-	$77,435	0.4284

The net assets of the Acquiring Fund after the acquisition of Acquired Fund were $1,667,728,793.

NOTE 15 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures,

which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07,

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 15 — SEGMENT REPORTING (continued)

impacts financial statement disclosure only and did not affect a Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Funds have one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Funds holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Fund’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENT

The Funds have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 17 — SUBSEQUENT EVENTS

Line of Credit Renewal: Effective June 8, 2026, the funds to which the Credit Agreement is available have entered into a renewed Credit Agreement with BNY for an aggregate amount of $300,000,000 and continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Dividends: Subsequent to May 31, 2026, the following Fund declared dividends from net investment income of:

	Per Share Amount	Payable Date	Record Date
Large Cap Value
Class A	$0.0254	July 1, 2026	June 30, 2026
Class C	$0.0021	July 1, 2026	June 30, 2026
Class I	$0.0337	July 1, 2026	June 30, 2026
Class R	$0.0175	July 1, 2026	June 30, 2026
Class R2	$0.0211	July 1, 2026	June 30, 2026
Class R6	$0.0337	July 1, 2026	June 30, 2026
Class W	$0.0337	July 1, 2026	June 30, 2026

Reorganization: The Board approved a proposal to reorganize VY® Baron Growth Portfolio, which is not included in this report, (the “Disappearing Portfolio”) with and into MidCap Opportunities. The Reorganization was approved by the shareholders of the Disappearing Portfolio. The Reorganization took place on July 17, 2026.

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.1%
	Communication Services: 11.0%
172,975	Alphabet, Inc. - Class A	$65,789,311	8.3
14,387	Meta Platforms, Inc. - Class A	9,099,921	1.1
72,958 (1)	ROBLOX Corp. - Class A	3,439,970	0.4
19,364 (1)	Spotify Technology SA	9,637,076	1.2
		87,966,278	11.0

	Consumer Discretionary: 12.5%
179,467 (1)	Amazon.com, Inc.	48,570,949	6.1
30,124 (1)	DoorDash, Inc. - Class A	4,798,452	0.6
65,985 (1)	O'Reilly Automotive, Inc.	5,732,777	0.7
18,043	Royal Caribbean Cruises Ltd.	5,135,579	0.6
56,373	Starbucks Corp.	5,589,947	0.7
36,330 (1)	Tesla, Inc.	15,832,251	2.0
48,414	TJX Cos., Inc.	7,492,066	0.9
33,550	Williams-Sonoma, Inc.	6,829,773	0.9
		99,981,794	12.5

	Consumer Staples: 2.4%
104,101	Coca-Cola Co.	8,225,020	1.1
55,506 (1)	Dollar Tree, Inc.	6,463,118	0.8
35,709	Walmart, Inc.	4,133,317	0.5
		18,821,455	2.4

	Energy: 0.4%
31,230	Chesapeake Energy Corp.	2,903,765	0.4

	Financials: 4.1%
15,799	LPL Financial Holdings, Inc.	4,325,292	0.5
254,174 (1)	Rocket Cos., Inc. - Class A	3,688,065	0.5
76,790	Visa, Inc. - Class A	25,061,184	3.1
		33,074,541	4.1

	Health Care: 6.4%
22,491	AstraZeneca PLC	4,175,904	0.5
19,351	Danaher Corp.	3,534,847	0.5
14,411	Eli Lilly & Co.	15,924,155	2.0
14,432 (1)	Intuitive Surgical, Inc.	6,128,405	0.8
5,798	McKesson Corp.	4,304,667	0.5
6,177	Regeneron Pharmaceuticals, Inc.	3,797,496	0.5
16,127 (1)	Vertex Pharmaceuticals, Inc.	7,217,478	0.9
14,646 (1)	Waters Corp.	5,617,766	0.7
		50,700,718	6.4

	Industrials: 6.7%
12,154 (1)	Axon Enterprise, Inc.	5,453,743	0.7
5,084	Comfort Systems USA, Inc.	9,294,620	1.2
11,503	Cummins, Inc.	7,438,185	0.9
22,309	HEICO Corp.	7,767,547	1.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
31,023	Howmet Aerospace, Inc.	$8,011,690	1.0
37,407 (1)	Kratos Defense & Security Solutions, Inc.	2,398,911	0.3
8,864 (1)	Saia, Inc.	4,187,088	0.5
26,834	Vertiv Holdings Co. - Class A	8,471,762	1.1
		53,023,546	6.7

	Information Technology: 53.0%
51,277 (1)	Advanced Micro Devices, Inc.	26,464,060	3.3
258,910	Apple, Inc.	80,795,455	10.2
13,835 (1)	AppLovin Corp. - Class A	8,482,100	1.1
87,673	Broadcom, Inc.	39,169,666	4.9
18,899 (1)	Cadence Design Systems, Inc.	7,085,802	0.9
32,754 (1)	Cloudflare, Inc. - Class A	7,920,572	1.0
21,707 (1)	Coherent Corp.	7,846,429	1.0
27,493 (1)	Crowdstrike Holdings, Inc. - Class A	20,097,383	2.5
46,652	Lam Research Corp.	14,843,734	1.9
8,138	Micron Technology, Inc.	7,901,998	1.0
134,817	Microsoft Corp.	60,700,006	7.6
6,568	Monolithic Power Systems, Inc.	10,286,867	1.3
469,165	NVIDIA Corp.	99,059,498	12.4
16,911 (1)	Onto Innovation, Inc.	4,367,097	0.5
101,315 (1)	Palantir Technologies, Inc. - Class A	15,859,850	2.0
6,359 (1)	Sandisk Corp.	10,778,378	1.4
		421,658,895	53.0

	Materials: 1.5%
16,250	Ecolab, Inc.	4,160,000	0.5
94,824	Element Solutions, Inc.	4,023,382	0.5
14,924	Vulcan Materials Co.	4,222,298	0.5
		12,405,680	1.5

	Real Estate: 0.5%
20,693	Welltower, Inc.	4,248,894	0.5

	Utilities: 0.6%
28,085	Vistra Corp.	4,500,060	0.6

	Total Common Stock (Cost $349,643,076)	789,285,626	99.1

See Accompanying Notes to Financial Statements.

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.4%
24,356	iShares Russell 1000 Growth ETF	$3,113,914	0.4

	Total Exchange-Traded Funds (Cost $2,908,886)	3,113,914	0.4

	Total Long-Term Investments (Cost $352,551,962)	792,399,540	99.5

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
4,652,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.540% (Cost $4,652,000)	$4,652,000	0.6

	Total Short-Term Investments (Cost $4,652,000)	4,652,000	0.6

	Total Investments in Securities (Cost $357,203,962)	$797,051,540	100.1
	Liabilities in Excess of Other Assets	(1,140,687)	(0.1)
	Net Assets	$795,910,853	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of May 31, 2026.

See Accompanying Notes to Financial Statements.

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2026
Asset Table
Investments, at fair value
Common Stock*	$789,285,626	$—	$—	$789,285,626
Exchange-Traded Funds	3,113,914	—	—	3,113,914
Short-Term Investments	4,652,000	—	—	4,652,000
Total Investments, at fair value	$797,051,540	$—	$—	$797,051,540

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At May 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $364,942,009.
Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$451,487,138
Gross Unrealized Depreciation	(19,377,607)
Net Unrealized Appreciation	$432,109,531

See Accompanying Notes to Financial Statements.

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.5%
	Communication Services: 7.7%
332,059	Alphabet, Inc. - Class A	$126,295,320	5.1
47,080	Meta Platforms, Inc. - Class A	29,778,571	1.2
355,859	Walt Disney Co.	36,237,122	1.4
		192,311,013	7.7

	Consumer Discretionary: 6.7%
270,968 (1)	Amazon.com, Inc.	73,334,780	2.9
166,671 (1)	Brinker International, Inc.	23,730,617	1.0
222,098	TJX Cos., Inc.	34,369,665	1.4
166,232	Williams-Sonoma, Inc.	33,839,848	1.4
		165,274,910	6.7

	Consumer Staples: 8.1%
651,410	Coca-Cola Co.	51,467,904	2.1
335,521	PepsiCo, Inc.	48,378,773	1.9
283,993	Philip Morris International, Inc.	50,374,678	2.0
358,394	Procter & Gamble Co.	51,451,043	2.1
		201,672,398	8.1

	Energy: 5.8%
115,475	Chesapeake Energy Corp.	10,736,866	0.4
353,942	Chevron Corp.	64,580,257	2.6
457,137	Devon Energy Corp.	20,338,025	0.8
98,447	Diamondback Energy, Inc.	18,850,632	0.8
74,646	Expand Energy Corp.	6,940,585	0.3
1,685,000 (2)(3)	Samson Investment Co.	–	0.0
422,688	Schlumberger NV	23,057,630	0.9
		144,503,995	5.8

	Financials: 17.0%
555,657	American International Group, Inc.	41,246,419	1.7
214,796	Assurant, Inc.	53,456,281	2.1
323,757	JPMorgan Chase & Co.	96,903,708	3.9
539,253	Lazard, Inc.	25,522,845	1.0
184,608	PNC Financial Services Group, Inc.	40,820,521	1.6
349,536	State Street Corp.	54,401,783	2.2
341,266	Synchrony Financial	24,380,043	1.0
126,324	Travelers Cos., Inc.	36,872,712	1.5
3,565,972	Valley National Bancorp	49,103,434	2.0
		422,707,746	17.0

	Health Care: 11.2%
136,684 (1)	Align Technology, Inc.	23,912,866	1.0
127,353	AstraZeneca PLC	23,645,631	0.9
22,269	McKesson Corp.	16,533,396	0.7
11,900 (1)	Mettler-Toledo International, Inc.	14,048,902	0.6
2,163,307	Pfizer, Inc.	56,635,377	2.3
31,955	Regeneron Pharmaceuticals, Inc.	19,645,295	0.8
75,684	Thermo Fisher Scientific, Inc.	37,275,127	1.5
112,173	UnitedHealth Group, Inc.	42,660,514	1.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
40,766 (1)	Vertex Pharmaceuticals, Inc.	$18,244,416	0.7
66,690 (1)	Waters Corp.	25,580,283	1.0
		278,181,807	11.2

	Industrials: 12.4%
150,670 (1)	Boeing Co.	34,827,370	1.4
670,620	CSX Corp.	30,352,261	1.2
45,538	Cummins, Inc.	29,446,237	1.2
78,769 (1)	Dycom Industries, Inc.	40,172,190	1.6
1,015,314 (1)	Gates Industrial Corp. PLC	26,316,939	1.1
45,747	Lennox International, Inc.	22,972,314	0.9
589,944	Leonardo DRS, Inc.	28,765,669	1.2
33,341	Parker-Hannifin Corp.	28,160,809	1.1
197,291	Raytheon Technologies Corp.	35,445,301	1.4
65,040 (1)	Saia, Inc.	30,722,945	1.3
		307,182,035	12.4

	Information Technology: 17.5%
70,120	Broadcom, Inc.	31,327,512	1.3
653,122	Cisco Systems, Inc.	78,648,951	3.2
56,348 (1)	Coherent Corp.	20,368,112	0.8
369,372 (1)	GLOBALFOUNDRIES, Inc.	29,538,679	1.2
133,253	International Business Machines Corp.	39,682,743	1.6
122,473	Micron Technology, Inc.	118,921,283	4.8
104,844 (1)	Onto Innovation, Inc.	27,074,915	1.1
26,681 (1)	Sandisk Corp.	45,223,761	1.8
151,599 (1)	ServiceNow, Inc.	18,854,368	0.7
59,199	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	24,771,821	1.0
		434,412,145	17.5

	Materials: 4.6%
664,652	Amcor PLC	25,801,791	1.0
597,061	Freeport-McMoRan, Inc.	39,232,878	1.6
802,855	International Paper Co.	26,871,557	1.1
94,156	Nucor Corp.	23,539,000	0.9
		115,445,226	4.6

	Real Estate: 3.9%
308,548	Extra Space Storage, Inc.	44,526,562	1.8
258,796	Welltower, Inc.	53,138,583	2.1
		97,665,145	3.9

	Utilities: 4.6%
229,294	DTE Energy Co.	32,759,234	1.3
518,932	Duke Energy Corp.	63,688,524	2.6
440,822 (2)	Prime AET&D Holdings No 1	–	0.0

See Accompanying Notes to Financial Statements.

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
107,500	Vistra Corp.	$17,224,725	0.7
		113,672,483	4.6
	Total Common Stock
	(Cost $2,079,232,623)	2,473,028,903	99.5

WARRANTS: –%
	Information Technology: –%
4,200 (2)	Constellation Software, Inc.	–	–

	Total Warrants
	(Cost $–)	–	–

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
Financial: –%
1,216,000 (2)(4)	Tropicana Entertainment LLC / Tropicana Finance Corp., 9.625%, 12/15/2014	–	–

Total Corporate Bonds/ Notes
	(Cost $787,907)	–	–

Total Long-Term Investments
	(Cost $2,080,020,530)	2,473,028,903	99.5

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
10,280,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.540% (Cost $10,280,000)	$10,280,000	0.4

	Total Short-Term Investments
	(Cost $10,280,000)	10,280,000	0.4

	Total Investments in Securities
	(Cost $2,090,300,530)	$2,483,308,903	99.9
	Assets in Excess of Other Liabilities	1,842,927	0.1
	Net Assets	$2,485,151,830	100.0

ADR	American Depositary Receipt
†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(3)	Restricted security as to resale, excluding Rule 144A securities. As of May 31, 2026, the Fund held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.

(4)	Defaulted security.

(5)	Rate shown is the 7-day yield as of May 31, 2026.

See Accompanying Notes to Financial Statements.

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2026
Asset Table
Investments, at fair value
Common Stock
Communication Services	$192,311,013	$—	$—	$192,311,013
Consumer Discretionary	165,274,910	—	—	165,274,910
Consumer Staples	201,672,398	—	—	201,672,398
Energy	144,503,995	—	—	144,503,995
Financials	422,707,746	—	—	422,707,746
Health Care	278,181,807	—	—	278,181,807
Industrials	307,182,035	—	—	307,182,035
Information Technology	434,412,145	—	—	434,412,145
Materials	115,445,226	—	—	115,445,226
Real Estate	97,665,145	—	—	97,665,145
Utilities	113,672,483	—	—	113,672,483
Total Common Stock	2,473,028,903	—	—	2,473,028,903
Corporate Bonds/Notes	—	—	—	—
Short-Term Investments	10,280,000	—	—	10,280,000
Warrants	—	—	—	—
Total Investments, at fair value	$2,483,308,903	$—	$—	$2,483,308,903

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At May 31, 2026, Voya Large Cap Value Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Samson Investment Co.	6/28/2017	$30,842	$—
		$30,842	$—

At May 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $2,109,762,921.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$419,472,135
Gross Unrealized Depreciation	(45,914,220)
Net Unrealized Appreciation	$373,557,915

See Accompanying Notes to Financial Statements.

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.7%
	Communication Services: 3.9%
22,912 (1)(2)	AST SpaceMobile, Inc.	$2,598,450	0.4
69,365 (1)	Live Nation Entertainment, Inc.	11,681,760	2.0
184,123 (1)	Roblox Corp. - Class A	8,681,399	1.5
		22,961,609	3.9

	Consumer Discretionary: 17.8%
27,839 (1)	Burlington Stores, Inc.	9,015,103	1.5
63,672 (1)	Carvana Co.	4,648,056	0.8
139,951 (1)	Coupang, Inc.	2,323,187	0.4
164,893 (1)	Dutch Bros, Inc. - Class A	9,563,794	1.6
64,356	Hilton Worldwide Holdings, Inc.	21,086,887	3.6
66,590	Royal Caribbean Cruises Ltd.	18,953,512	3.2
76,154 (1)(2)	SharkNinja, Inc.	9,282,411	1.6
77,775	Tapestry, Inc.	11,313,152	1.9
228,038	Tractor Supply Co.	7,190,038	1.2
43,393	Williams-Sonoma, Inc.	8,833,513	1.5
17,018	Wingstop, Inc.	2,671,145	0.5
		104,880,798	17.8

	Consumer Staples: 1.7%
113,199 (1)	Celsius Holdings, Inc.	3,766,131	0.7
52,019 (1)	Dollar Tree, Inc.	6,057,092	1.0
		9,823,223	1.7

	Energy: 3.7%
27,567	Chesapeake Energy Corp.	2,563,180	0.4
47,594	Targa Resources Corp.	12,139,801	2.1
91,216	TechnipFMC PLC	6,240,999	1.0
2,748	Texas Pacific Land Corp.	1,079,964	0.2
		22,023,944	3.7

	Financials: 8.1%
72,858 (1)	Affirm Holdings, Inc.	5,365,992	0.9
34,259	Assurant, Inc.	8,526,037	1.4
118,678	Lazard, Inc.	5,617,030	1.0
31,614	LPL Financial Holdings, Inc.	8,654,965	1.5
72,039 (1)	Robinhood Markets, Inc. - Class A	6,793,278	1.2
243,587 (1)	Rocket Cos., Inc. - Class A	3,534,447	0.6
92,022	Synchrony Financial	6,574,051	1.1
97,496 (1)	Toast, Inc. - Class A	2,537,821	0.4
		47,603,621	8.1

	Health Care: 12.4%
32,855 (1)	Align Technology, Inc.	5,747,982	1.0
27,074 (1)	Alnylam Pharmaceuticals, Inc.	8,175,807	1.4
50,531	AmerisourceBergen Corp.	13,611,030	2.3
25,329 (1)	IDEXX Laboratories, Inc.	14,273,651	2.4
17,475 (1)	Insmed, Inc.	1,868,252	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
11,144 (1)	Natera, Inc.	$2,489,235	0.4
26,734 (1)	Protagonist Therapeutics, Inc.	2,661,637	0.5
24,230	Quest Diagnostics, Inc.	4,722,427	0.8
27,999 (1)	Repligen Corp.	3,470,476	0.6
13,481 (1)	Veeva Systems, Inc. - Class A	2,350,278	0.4
62,892 (1)	Vera Therapeutics, Inc.	2,233,924	0.4
74,767 (1)	Viridian Therapeutics, Inc.	1,317,395	0.2
25,356 (1)	Waters Corp.	9,725,801	1.7
		72,647,895	12.4

	Industrials: 25.7%
30,964	Applied Industrial Technologies, Inc.	9,407,173	1.6
23,151 (1)	Axon Enterprise, Inc.	10,388,317	1.8
10,988	Comfort Systems USA, Inc.	20,088,371	3.4
16,540 (1)	Dycom Industries, Inc.	8,435,400	1.4
30,987	HEICO Corp.	10,789,054	1.9
86,398	Howmet Aerospace, Inc.	22,312,283	3.8
88,385 (1)	Kratos Defense & Security Solutions, Inc.	5,668,130	1.0
147,610	Leonardo DRS, Inc.	7,197,464	1.2
47,731 (1)	Rocket Lab Corp.	6,848,444	1.2
14,123 (1)	Saia, Inc.	6,671,281	1.1
89,842	Vertiv Holdings Co. - Class A	28,364,018	4.8
11,812	WW Grainger, Inc.	14,578,843	2.5
		150,748,778	25.7

	Information Technology: 21.3%
23,395 (1)	Astera Labs, Inc.	8,020,976	1.4
93,093 (1)	Cloudflare, Inc. - Class A	22,511,749	3.8
10,658 (1)	Coherent Corp.	3,852,547	0.7
11,719 (1)	Crowdstrike Holdings, Inc. - Class A	8,566,589	1.5
66,386 (1)	Datadog, Inc. - Class A	16,420,577	2.8
37,635 (1)	GLOBALFOUNDRIES, Inc.	3,009,671	0.5
82,637 (1)	MaxLinear, Inc.	7,679,456	1.3
18,387 (1)	MongoDB, Inc.	6,169,758	1.0
14,106	Monolithic Power Systems, Inc.	22,092,958	3.8
23,029 (1)	Onto Innovation, Inc.	5,947,009	1.0
42,452 (1)	Rubrik, Inc. - Class A	3,338,001	0.6
186,543 (1)	Samsara, Inc. - Class A	6,527,140	1.1
4,571 (1)	SiTime Corp.	3,246,324	0.5
16,720 (1)	Snowflake, Inc. - Class A	4,272,796	0.7
25,259 (1)	Synaptics, Inc.	3,467,556	0.6
		125,123,107	21.3

	Materials: 1.1%
22,982	Vulcan Materials Co.	6,502,067	1.1

See Accompanying Notes to Financial Statements.

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 1.4%
39,855	Welltower, Inc.	$8,183,427	1.4

	Utilities: 2.6%
94,330	Vistra Corp.	15,114,496	2.6

	Total Common Stock
	(Cost $487,108,277)	585,612,965	99.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Repurchase Agreements: 1.8%
2,760,972 (3)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 05/31/2026, 3.620%, due 06/01/2026 (Repurchase Amount $2,761,793, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%- 6.500%, Market Value plus accrued interest $2,816,191, due 05/01/31-05/01/56)	2,760,972	0.5
2,760,972 (3)	HSBC Securities (USA) Inc., Repurchase Agreement dated 05/31/2026, 3.620%, due 06/01/2026 (Repurchase Amount $2,761,793, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%- 7.000%, Market Value plus accrued interest $2,816,191, due 12/01/27-05/20/65)	2,760,972	0.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,396,056 (3)	Nomura Securities International, Inc., Repurchase Agreement dated 05/31/2026, 3.620%, due 06/01/2026 (Repurchase Amount $1,396,471, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $1,423,977, due 07/15/26-02/15/56)	$1,396,056	0.2
737,886 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 05/31/2026, 3.610%, due 06/01/2026 (Repurchase Amount $738,105, collateralized by various U.S. Government Securities, 0.000%- 4.625%, Market Value plus accrued interest $752,644, due 02/15/34-08/15/46)	737,886	0.1
2,790,344 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 05/31/2026, 3.730%, due 06/01/2026 (Repurchase Amount $2,791,199, collateralized by various U.S. Government Securities, 0.125%- 3.875%, Market Value plus accrued interest $2,835,603, due 01/15/28-02/15/56)	2,790,344	0.5
	Total Repurchase Agreements
	(Cost $10,446,230)	10,446,230	1.8

	Time Deposits: 0.3%
307,239 (3)	DZ Bank AG, 3.610%, 06/01/2026	307,239	0.1
307,239 (3)	Landesbank Hessen Thueringen Girozentrale, 3.620%, 06/01/2026	307,239	0.1

See Accompanying Notes to Financial Statements.

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
307,239 (3)	Mizuho Bank Ltd., 3.620%, 06/01/2026	$307,239	0.0
307,239 (3)	Royal Bank of Canada, 3.640%, 06/01/2026	307,239	0.0
307,239 (3)	Societe Generale S.A., 3.620%, 06/01/2026	307,239	0.0
307,239 (3)	Toronto-Dominion Bank, 3.630%, 06/01/2026	307,239	0.1
	Total Time Deposits
	(Cost $1,843,434)	1,843,434	0.3

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.4%
2,668,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.540% (Cost $2,668,000)	$2,668,000	0.4

	Total Short-Term Investments
	(Cost $14,957,664)	14,957,664	2.5

	Total Investments in Securities
	(Cost $502,065,941)	$600,570,629	102.2
	Liabilities in Excess of Other Assets	(13,045,513)	(2.2)
	Net Assets	$587,525,116	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Non-income producing security.

(2)	Security, or a portion of the security, is on loan.

(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)	Rate shown is the 7-day yield as of May 31, 2026.

See Accompanying Notes to Financial Statements.

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2026
Asset Table
Investments, at fair value
Common Stock*	$585,612,965	$—	$—	$585,612,965
Short-Term Investments	2,668,000	12,289,664	—	14,957,664
Total Investments, at fair value	$588,280,965	$12,289,664	$—	$600,570,629

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At May 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $504,101,677.
Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$127,784,909
Gross Unrealized Depreciation	(31,315,957)
Net Unrealized Appreciation	$96,468,952

See Accompanying Notes to Financial Statements.

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.4%
	Communication Services: 1.2%
385	Electronic Arts, Inc.	$77,662	0.1
3,478	Fox Corp. - Class A	222,314	0.2
2,858	Fox Corp. - Class B	164,021	0.1
7,333 (1)	Liberty Global Ltd. - Class A	91,736	0.1
5,336 (1)	Liberty Global Ltd. - Class C	64,886	0.0
1,406	Match Group, Inc.	50,799	0.0
2,540	Millicom International Cellular SA	216,814	0.2
1,517	New York Times Co. - Class A	114,093	0.1
3,781	News Corp. - Class A	98,684	0.1
1,246	Nexstar Media Group, Inc.	222,324	0.2
1,137	Omnicom Group, Inc.	82,671	0.1
		1,406,004	1.2

	Consumer Discretionary: 12.2%
9,799	ADT, Inc.	65,751	0.1
4,178 (1)	Aptiv PLC	283,853	0.2
23,082	Aramark	1,232,117	1.1
201 (1)	AutoNation, Inc.	37,732	0.0
305 (1)	AutoZone, Inc.	895,233	0.8
3,034	Best Buy Co., Inc.	236,500	0.2
25,729	BorgWarner, Inc.	1,847,857	1.6
1,876	Boyd Gaming Corp.	155,108	0.1
663	D.R. Horton, Inc.	97,521	0.1
371	Dick's Sporting Goods, Inc.	84,429	0.1
128	Domino's Pizza, Inc.	39,754	0.0
1,756	eBay, Inc.	191,878	0.2
1,675	Expedia Group, Inc.	378,198	0.3
7,997	Ford Motor Co.	139,468	0.1
3,626	Gentex Corp.	87,604	0.1
1,391	Genuine Parts Co.	137,292	0.1
321 (1)	Grand Canyon Education, Inc.	48,102	0.0
2,368	H&R Block, Inc.	91,144	0.1
863	Hasbro, Inc.	74,365	0.1
3,350	Hilton Worldwide Holdings, Inc.	1,097,661	1.0
2,912	Lear Corp.	416,766	0.4
1,035	Lennar Corp. - Class A	92,922	0.1
4,675	LKQ Corp.	126,786	0.1
5,850	Lowe's Cos., Inc.	1,254,006	1.1
7,940 (1)	Mattel, Inc.	118,624	0.1
2,681 (1)	MGM Resorts International	117,079	0.1
696 (1)	Mohawk Industries, Inc.	74,764	0.1
22 (1)	NVR, Inc.	134,306	0.1
6,060	Penske Automotive Group, Inc.	1,014,262	0.9
2,569	PulteGroup, Inc.	303,604	0.3
397	Ralph Lauren Corp.	144,468	0.1
334	Ross Stores, Inc.	77,398	0.1
857	Service Corp. International	64,438	0.1
5,750	Texas Roadhouse, Inc.	1,038,565	0.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
698	Thor Industries, Inc.	$55,198	0.0
1,378	Toll Brothers, Inc.	190,908	0.2
221 (1)	TopBuild Corp.	92,263	0.1
820	Travel + Leisure Co.	55,760	0.0
239 (1)	Ulta Beauty, Inc.	121,615	0.1
1,393 (1)	Versigent PLC	61,459	0.1
4,825	Williams-Sonoma, Inc.	982,225	0.9
331	Wynn Resorts Ltd.	33,504	0.0
346	Yum! Brands, Inc.	51,191	0.0
		13,843,678	12.2

	Consumer Staples: 6.7%
7,924	Albertsons Cos., Inc. - Class A	123,694	0.1
18,232	Archer-Daniels- Midland Co.	1,454,549	1.3
9,587 (1)	BJ's Wholesale Club Holdings, Inc.	817,579	0.7
1,886	Bunge Global SA	232,544	0.2
2,119 (2)	Campbell Soup Co.	44,732	0.0
502	Casey's General Stores, Inc.	385,104	0.3
537	Church & Dwight Co., Inc.	51,353	0.0
401	Clorox Co.	36,098	0.0
3,163	Coca-Cola Consolidated, Inc.	548,021	0.5
4,168	Conagra Brands, Inc.	55,351	0.0
3,693	Dollar General Corp.	408,483	0.4
2,094	General Mills, Inc.	70,798	0.1
918	Hershey Co.	178,120	0.2
1,922	Ingredion, Inc.	194,968	0.2
3,583	Kraft Heinz Co.	86,028	0.1
3,289	Kroger Co.	204,411	0.2
1,059	Lamb Weston Holdings, Inc.	45,728	0.0
694	McCormick & Co., Inc.	32,875	0.0
2,506	Molson Coors Beverage Co. - Class B	99,062	0.1
1,673	Pilgrim's Pride Corp.	47,363	0.0
722 (1)	Post Holdings, Inc.	66,308	0.1
11	Seaboard Corp.	55,901	0.1
963	Sysco Corp.	73,005	0.1
3,987	Tyson Foods, Inc. - Class A	243,287	0.2
24,631 (1)	US Foods Holding Corp.	2,016,047	1.8
		7,571,409	6.7

	Energy: 6.0%
3,387	Antero Midstream Corp.	70,991	0.1
12,420	Baker Hughes Co.	793,389	0.7
9,150	Chesapeake Energy Corp.	850,767	0.7
5,700	Chord Energy Corp.	751,659	0.7
30,431	Devon Energy Corp.	1,353,875	1.2
27,998	Halliburton Co.	1,087,722	1.0
1,928	HF Sinclair Corp.	134,748	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
1,161	Marathon Petroleum Corp.	$288,822	0.2
4,776	NOV, Inc.	95,329	0.1
978	Ovintiv, Inc.	54,807	0.0
678	Phillips 66	119,247	0.1
16,925	Schlumberger NV	923,259	0.8
1,478	TechnipFMC PLC	101,125	0.1
885	Valero Energy Corp.	216,666	0.2
		6,842,406	6.0

	Financials: 10.8%
720	Affiliated Managers Group, Inc.	218,052	0.2
962	Allstate Corp.	198,259	0.2
6,378	American Financial Group, Inc.	827,864	0.7
5,473	Annaly Capital Management, Inc.	119,585	0.1
4,105 (1)	Arch Capital Group Ltd.	366,741	0.3
556	Assurant, Inc.	138,372	0.1
2,852	Axis Capital Holdings Ltd.	270,740	0.2
1,186	Bank OZK	57,391	0.1
555	Cboe Global Markets, Inc.	185,126	0.2
2,104	Cincinnati Financial Corp.	331,212	0.3
408	East West Bancorp, Inc.	49,996	0.0
294	Evercore, Inc. - Class A	100,213	0.1
378	Everest Re Group Ltd.	122,483	0.1
2,231	Fidelity National Financial, Inc.	105,638	0.1
1,672	Globe Life, Inc.	256,217	0.2
910	Hanover Insurance Group, Inc.	169,442	0.1
10,794	Hartford Financial Services Group, Inc.	1,372,241	1.2
329	Houlihan Lokey, Inc.	46,606	0.0
2,699	Invesco Ltd.	76,813	0.1
559	Jack Henry & Associates, Inc.	76,203	0.1
2,246	Janus Henderson Group PLC	116,141	0.1
1,293	Lazard, Inc.	61,198	0.1
1,242	Loews Corp.	128,609	0.1
1,025	LPL Financial Holdings, Inc.	280,614	0.2
254	M&T Bank Corp.	54,892	0.0
113 (1)	Markel Corp.	205,162	0.2
14,629	MGIC Investment Corp.	368,943	0.3
315	Northern Trust Corp.	52,117	0.0
24,833	Old Republic International Corp.	924,533	0.8
1,657	OneMain Holdings, Inc.	91,649	0.1
391	Popular, Inc.	58,075	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
373	Primerica, Inc.	$100,699	0.1
1,037	Principal Financial Group, Inc.	107,454	0.1
432	Prudential Financial, Inc.	43,476	0.0
7,652	Raymond James Financial, Inc.	1,097,373	1.0
334	Reinsurance Group of America, Inc.	67,047	0.1
1,143	RenaissanceRe Holdings Ltd.	320,440	0.3
759	RLI Corp.	37,980	0.0
1,568	SEI Investments Co.	137,796	0.1
4,440	Synchrony Financial	317,194	0.3
1,770	T. Rowe Price Group, Inc.	185,018	0.2
29,175	Truist Financial Corp.	1,406,527	1.2
2,552	Unum Group	212,403	0.2
791 (3)	Voya Financial, Inc.	64,245	0.1
2,949	W.R. Berkley Corp.	187,379	0.2
7,413 (2)	Western Union Co.	60,268	0.1
25	White Mountains Insurance Group Ltd.	51,620	0.0
1,825	Willis Towers Watson PLC	455,648	0.4
		12,283,694	10.8

	Health Care: 7.8%
310	Agilent Technologies, Inc.	42,014	0.0
522 (1)	Biogen, Inc.	102,313	0.1
838 (1)	BioMarin Pharmaceutical, Inc.	48,009	0.0
10,375 (1)	Centene Corp.	618,350	0.6
153	Chemed Corp.	65,241	0.1
1,443	Encompass Health Corp.	152,742	0.1
615	GE HealthCare Technologies, Inc.	38,339	0.0
3,013 (1)	Henry Schein, Inc.	230,736	0.2
1,078	Humana, Inc.	329,243	0.3
257 (1)	IQVIA Holdings, Inc.	46,828	0.0
1,120 (1)	Jazz Pharmaceuticals PLC	264,869	0.2
7,442	Labcorp Holdings, Inc.	1,935,366	1.7
47 (1)	Mettler-Toledo International, Inc.	55,487	0.1
6,950 (1)	Molina Healthcare, Inc.	1,206,520	1.1
1,160	QIAGEN N.V.	42,444	0.0
5,689	Quest Diagnostics, Inc.	1,108,786	1.0
215	ResMed, Inc.	40,973	0.0
10,650	Revvity, Inc.	1,113,457	1.0
8,716	Royalty Pharma PLC - Class A	486,004	0.4
1,580 (1)	Solventum Corp.	118,421	0.1
386	STERIS PLC	82,114	0.1
1,108 (1)	Tenet Healthcare Corp.	194,255	0.2
336 (1)	United Therapeutics Corp.	187,091	0.2
See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,819	Universal Health Services, Inc. - Class B	$265,774	0.2
4,213	Viatris, Inc.	68,503	0.1
611	Zimmer Biomet Holdings, Inc.	50,304	0.0
		8,894,183	7.8

	Industrials: 21.0%
2,411	A.O. Smith Corp.	136,752	0.1
134	Acuity Brands, Inc.	40,885	0.0
1,020	AECOM	70,757	0.1
4,700	AGCO Corp.	527,716	0.5
756	Allegion PLC	98,333	0.1
692	Allison Transmission Holdings, Inc.	78,563	0.1
318	AMETEK, Inc.	71,820	0.1
7,850 (1)	API Group Corp.	321,850	0.3
363	Applied Industrial Technologies, Inc.	110,283	0.1
278	Armstrong World Industries, Inc.	43,896	0.0
268	BWX Technologies, Inc.	52,496	0.0
1,845 (1)	CACI International, Inc. - Class A	947,426	0.8
345	Carlisle Cos., Inc.	118,959	0.1
18,800	Carrier Global Corp.	1,200,756	1.1
2,718	CH Robinson Worldwide, Inc.	485,571	0.4
261 (1)	Clean Harbors, Inc.	73,349	0.1
4,508	Crane Co.	824,964	0.7
26,925	CSX Corp.	1,218,625	1.1
125	Cummins, Inc.	80,829	0.1
131	Curtiss-Wright Corp.	97,937	0.1
1,674	Delta Air Lines, Inc.	138,072	0.1
1,880	Donaldson Co., Inc.	153,916	0.1
647	Dover Corp.	136,750	0.1
174	EMCOR Group, Inc.	143,867	0.1
1,649	Expeditors International of Washington, Inc.	260,526	0.2
348	Ferguson Enterprises, Inc.	78,638	0.1
760	Flowserve Corp.	57,388	0.1
1,639	Fortive Corp.	95,586	0.1
5,562 (1)	FTI Consulting, Inc.	851,987	0.8
3,819	Genpact Ltd.	125,836	0.1
955	Graco, Inc.	72,055	0.1
951 (1)	GXO Logistics, Inc.	47,655	0.0
671	Hexcel Corp.	60,249	0.1
2,799	Hubbell, Inc.	1,325,634	1.2
287	Huntington Ingalls Industries, Inc.	88,445	0.1
4,950	IDEX Corp.	1,043,608	0.9
657	ITT, Inc.	128,115	0.1
656	Jacobs Solutions, Inc.	78,628	0.1
780	JB Hunt Transport Services, Inc.	215,615	0.2
1,140 (1)	Kirby Corp.	160,273	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
15,205	Knight-Swift Transportation Holdings, Inc.	$1,149,954	1.0
3,200	L3Harris Technologies, Inc.	1,008,576	0.9
3,698	Landstar System, Inc.	765,116	0.7
1,166	Leidos Holdings, Inc.	149,015	0.1
5,344	Lincoln Electric Holdings, Inc.	1,381,371	1.2
1,837	Masco Corp.	129,049	0.1
349	MSA Safety, Inc.	57,864	0.1
1,492	MSC Industrial Direct Co., Inc. - Class A	163,329	0.1
1,492	Mueller Industries, Inc.	191,871	0.2
178	Nordson Corp.	51,145	0.0
2,774	Oshkosh Corp.	360,620	0.3
695	Otis Worldwide Corp.	49,234	0.0
647	Pentair PLC	45,833	0.0
4,625	Regal Rexnord Corp.	933,140	0.8
3,850	Republic Services, Inc.	771,694	0.7
108	Rockwell Automation, Inc.	48,714	0.0
1,218	Ryder System, Inc.	305,535	0.3
723	Science Applications International Corp.	75,337	0.1
1,429	Sensata Technologies Holding PLC	70,578	0.1
339	Simpson Manufacturing Co., Inc.	64,322	0.1
531	Snap-on, Inc.	197,113	0.2
644	SS&C Technologies Holdings, Inc.	43,483	0.0
34,100 (1)	Standardaero, Inc.	976,624	0.9
1,446	Textron, Inc.	132,685	0.1
841	Timken Co.	107,631	0.1
12,422	Toro Co.	1,116,489	1.0
449 (1)	United Airlines Holdings, Inc.	51,545	0.0
414	Valmont Industries, Inc.	215,201	0.2
368	WESCO International, Inc.	132,911	0.1
326	Westinghouse Air Brake Technologies Corp.	85,138	0.1
299	Woodward, Inc.	104,659	0.1
8,798	Xylem, Inc.	963,733	0.8
		23,764,119	21.0

	Information Technology: 9.8%
7,551 (1)	Akamai Technologies, Inc.	1,129,177	1.0
2,154	Amdocs Ltd.	135,637	0.1
395 (1)	Arrow Electronics, Inc.	84,779	0.1
879	Avnet, Inc.	76,411	0.1
4,625	CDW Corp.	580,206	0.5
836 (1)	Cirrus Logic, Inc.	142,078	0.1
1,643	Cognizant Technology Solutions Corp. - Class A	91,605	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
681	Dolby Laboratories, Inc. - Class A	$38,007	0.0
2,701 (1)	Dropbox, Inc. - Class A	72,603	0.1
2,726 (1)	F5, Inc.	1,045,285	0.9
3,510 (1)	Flex Ltd.	529,238	0.5
4,880	Hewlett Packard Enterprise Co.	210,035	0.2
2,269	HP, Inc.	61,354	0.0
3,150 (1)	IPG Photonics Corp.	360,738	0.3
261	Jabil, Inc.	95,150	0.1
4,050 (1)	Keysight Technologies, Inc.	1,370,237	1.2
16,450	Microchip Technology, Inc.	1,556,993	1.4
1,850	MKS Instruments, Inc.	599,881	0.5
465	NetApp, Inc.	81,045	0.1
3,775 (1)	Okta, Inc.	465,344	0.4
1,050	Qnity Electronics, Inc.	163,800	0.1
1,114	Ralliant Corp.	68,923	0.1
777	Skyworks Solutions, Inc.	60,489	0.0
1,985	TD SYNNEX Corp.	518,641	0.5
153 (1)	Teledyne Technologies, Inc.	94,834	0.1
11,786 (1)	Trimble, Inc.	664,848	0.6
456	VeriSign, Inc.	130,133	0.1
1,505	Vontier Corp.	42,712	0.0
2,600 (1)	Zebra Technologies Corp. - Class A	633,438	0.6
		11,103,621	9.8

	Materials: 8.8%
15,275	Amrize Ltd.	830,807	0.7
9,299	AptarGroup, Inc.	1,077,289	1.0
669	Avery Dennison Corp.	106,418	0.1
1,554 (1)	Axalta Coating Systems Ltd.	47,817	0.0
7,932	CF Industries Holdings, Inc.	891,160	0.8
1,036	Corteva, Inc.	81,098	0.1
1,519	Crown Holdings, Inc.	144,427	0.1
27,411	DuPont de Nemours, Inc.	1,327,241	1.2
836	Eastman Chemical Co.	63,427	0.1
1,275	Franco-Nevada Corp.	294,142	0.3
908	LyondellBasell Industries NV - Class A	60,518	0.1
1,894	Mosaic Co.	45,267	0.0
71	NewMarket Corp.	54,924	0.0
601	Nucor Corp.	150,250	0.1
6,720	Packaging Corp. of America	1,471,075	1.3
475	PPG Industries, Inc.	53,666	0.0
1,179	Reliance Steel & Aluminum Co.	448,928	0.4
390	Royal Gold, Inc.	87,547	0.1
12,925	RPM International, Inc.	1,369,662	1.2
5,194	Steel Dynamics, Inc.	1,351,219	1.2
		9,956,882	8.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 5.3%
231	AvalonBay Communities, Inc.	$42,160	0.0
2,140	Brixmor Property Group, Inc.	65,398	0.1
9,875	Camden Property Trust	1,052,280	0.9
300 (1)	CBRE Group, Inc. - Class A	37,512	0.0
1,631	CubeSmart	65,240	0.1
292	EastGroup Properties, Inc.	58,958	0.0
17,843	Equity LifeStyle Properties, Inc.	1,102,162	1.0
910	Equity Residential	59,559	0.1
294	Essex Property Trust, Inc.	80,156	0.1
1,254	First Industrial Realty Trust, Inc.	77,585	0.1
3,104	Gaming and Leisure Properties, Inc.	145,795	0.1
8,389	Host Hotels & Resorts, Inc.	192,779	0.2
295 (1)	Jones Lang LaSalle, Inc.	83,281	0.1
8,300	Lamar Advertising Co. - Class A	1,265,418	1.1
356	Mid-America Apartment Communities, Inc.	45,949	0.0
22,572	National Retail Properties, Inc.	1,004,680	0.9
1,706	Omega Healthcare Investors, Inc.	79,773	0.1
4,424	Rayonier, Inc.	92,417	0.1
386	SBA Communications Corp.	78,420	0.1
238	Simon Property Group, Inc.	48,769	0.0
6,064	VICI Properties, Inc.	171,126	0.1
1,524	WP Carey, Inc.	113,416	0.1
		5,962,833	5.3

	Utilities: 6.8%
9,381	AES Corp.	137,619	0.1
22,336	Alliant Energy Corp.	1,599,481	1.4
1,170	Ameren Corp.	126,325	0.1
9,755	American Water Works Co., Inc.	1,202,499	1.1
676	Atmos Energy Corp.	114,332	0.1
2,797	Brookfield Renewable Corp.	111,824	0.1
2,649	CenterPoint Energy, Inc.	111,947	0.1
1,523	Clearway Energy, Inc. - Class C	62,687	0.0
19,288	CMS Energy Corp.	1,399,730	1.2
1,337	Consolidated Edison, Inc.	141,227	0.1
1,308	DTE Energy Co.	186,874	0.2
1,757	Edison International	122,885	0.1
945	Entergy Corp.	103,052	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
2,411	Essential Utilities, Inc.	$88,942	0.1
2,773	Evergy, Inc.	227,497	0.2
1,424	Eversource Energy	97,217	0.1
3,110	Exelon Corp.	141,940	0.1
2,588	FirstEnergy Corp.	120,057	0.1
763	IDACORP, Inc.	107,026	0.1
2,189	MDU Resources Group, Inc.	46,144	0.0
4,732	National Fuel Gas Co.	365,547	0.3
1,851	NiSource, Inc.	85,553	0.1
2,852	OGE Energy Corp.	134,700	0.1
4,489	PG&E Corp.	73,350	0.1
2,217	Pinnacle West Capital Corp.	221,124	0.2
2,796	PPL Corp.	98,950	0.1
8,913	UGI Corp.	311,242	0.3
936	WEC Energy Group, Inc.	103,943	0.1
988	Xcel Energy, Inc.	78,546	0.1
		7,722,260	6.8

	Total Common Stock
	(Cost $101,300,732)	109,351,089	96.4

EXCHANGE-TRADED FUNDS: 0.1%
1,589	iShares Russell Mid- Cap ETF	170,611	0.1

	Total Exchange-Traded Funds
	(Cost $166,138)	170,611	0.1

	Total Long-Term Investments
	(Cost $101,466,870)	109,521,700	96.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Repurchase Agreements: 0.0%
36 (4)	HSBC Securities (USA) Inc., Repurchase Agreement dated 05/31/2026, 3.620%, due 06/01/2026 (Repurchase Amount $36, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%- 7.000%, Market Value plus accrued interest $37, due 12/01/27-05/20/65)	36	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2 (4)	RBC Dominion Securities Inc., Repurchase Agreement dated 05/31/2026, 3.610%, due 06/01/2026 (Repurchase Amount $2, collateralized by various U.S. Government Securities, 0.000%- 4.625%, Market Value plus accrued interest $2, due 02/15/34-08/15/46)	$2	0.0
	Total Repurchase Agreements
	(Cost $38)	38	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.1%
2,350,171 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.510% (Cost $2,350,171)	$2,350,171	2.1

	Total Short-Term Investments
	(Cost $2,350,209)	2,350,209	2.1

	Total Investments in Securities
	(Cost $103,817,079)	$111,871,909	98.6
	Assets in Excess of Other Liabilities	1,609,910	1.4
	Net Assets	$113,481,819	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of May 31, 2026.

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2026
Asset Table
Investments, at fair value
Common Stock*	$109,351,089	$—	$—	$109,351,089
Exchange-Traded Funds	170,611	—	—	170,611
Short-Term Investments	2,350,171	38	—	2,350,209
Total Investments, at fair value	$111,871,871	$38	$—	$111,871,909

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2026, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2025	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2026	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$—	$85,035	$(25,147)	$4,357	$64,245	$858	$801	$—
	$—	$85,035	$(25,147)	$4,357	$64,245	$858	$801	$—

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

At May 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $106,159,273.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$12,330,394
Gross Unrealized Depreciation	(6,617,758)
Net Unrealized Appreciation	$5,712,636

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Small Cap Growth Fund	as of May 31, 2026

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 96.4%
	Consumer Discretionary: 8.2%
219,450 (1)	Cava Group, Inc.	$17,042,487	0.8
372,528 (1)	Dutch Bros, Inc. - Class A	21,606,624	1.0
156,313 (1)	Five Below, Inc.	35,539,324	1.7
349,469 (1)	Floor & Decor Holdings, Inc. - Class A	17,962,707	0.8
51,692	Group 1 Automotive, Inc.	16,352,247	0.8
841,873 (1)	Life Time Group Holdings, Inc.	27,849,159	1.3
73,128 (1)	Modine Manufacturing Co.	20,396,130	1.0
239,066 (1)	Skyline Champion Corp.	17,602,430	0.8
		174,351,108	8.2

	Consumer Staples: 2.9%
669,236 (1)	Celsius Holdings, Inc.	22,265,482	1.1
189,176 (1)	Chefs' Warehouse, Inc.	14,479,531	0.7
139,966	PriceSmart, Inc.	23,792,820	1.1
		60,537,833	2.9

	Energy: 3.9%
955,910	Atlas Energy Solutions, Inc.	15,954,138	0.8
793,203	Northern Oil and Gas, Inc.	17,268,029	0.8
347,622	Solaris Oilfield Infrastructure, Inc. - Class A	24,173,634	1.1
863,707 (1)	Uranium Energy Corp.	11,893,246	0.6
488,841 (1)	X-Energy, Inc.	13,154,711	0.6
		82,443,758	3.9

	Financials: 6.6%
355,906	Ameris Bancorp	30,006,435	1.4
71,504 (1)	Dave, Inc.	20,204,170	1.0
689,421	Glacier Bancorp, Inc.	32,781,969	1.6
123,743 (1)	Palomar Holdings, Inc.	13,245,451	0.6
309,996	Piper Sandler Cos.	24,306,786	1.1
163,312 (1)	StoneX Group, Inc.	18,511,415	0.9
		139,056,226	6.6

	Health Care: 21.3%
329,341 (1)	ACADIA Pharmaceuticals, Inc.	7,133,526	0.3
1,133,911 (1)	Alignment Healthcare, Inc.	17,371,516	0.8
270,350 (1)	Arrowhead Pharmaceuticals, Inc.	21,062,968	1.0
99,216 (1)	Axsome Therapeutics, Inc.	23,264,168	1.1
277,735 (1)	Bridgebio Pharma, Inc.	18,402,721	0.9
707,038 (1)	BrightSpring Health Services, Inc.	43,610,104	2.1
323,646 (1)	Catalyst Pharmaceuticals, Inc.	10,107,465	0.5
69,266 (1)	Celcuity, Inc.	9,204,066	0.4
242,964 (1)	Cogent Biosciences, Inc.	8,494,021	0.4

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
168,342 (1)	Crinetics Pharmaceuticals, Inc.	$5,984,558	0.3
120,888 (1)	Cytokinetics, Inc.	9,279,363	0.4
251,658 (1)	Guardant Health, Inc.	32,637,526	1.5
446,696 (1)	HeartFlow, Inc.	13,838,642	0.7
250,337 (1)	Hinge Health, Inc. - Class A	14,071,443	0.7
89,089 (1)	ICON PLC	12,122,340	0.6
56,755 (1)	Krystal Biotech, Inc.	17,538,998	0.8
104,596 (1)	Kymera Therapeutics, Inc.	8,516,206	0.4
243,288 (1)	Lantheus Holdings, Inc.	24,158,498	1.1
31,662 (1)	Madrigal Pharmaceuticals, Inc.	15,744,563	0.8
84,426 (1)	Nuvalent, Inc. - Class A	9,319,786	0.4
188,634 (1)	Protagonist Therapeutics, Inc.	18,780,401	0.9
165,455 (1)	PTC Therapeutics, Inc.	12,218,852	0.6
247,162 (1)	RadNet, Inc.	13,724,906	0.7
257,182 (1)	Repligen Corp.	31,877,709	1.5
127,931 (1)	Rhythm Pharmaceuticals, Inc.	11,298,866	0.5
417,599 (1)	Scholar Rock Holding Corp.	20,587,631	1.0
177,238 (1)	Tandem Diabetes Care, Inc.	3,048,494	0.1
219,729 (1)	TG Therapeutics, Inc.	8,336,518	0.4
225,479 (1)	Vera Therapeutics, Inc.	8,009,014	0.4
		449,744,869	21.3

	Industrials: 25.2%
802,967 (1)	Babcock & Wilcox Enterprises, Inc.	14,814,741	0.7
183,551 (1)	Bloom Energy Corp. - Class A	52,312,035	2.5
450,639 (1)	Casella Waste Systems, Inc. - Class A	37,029,007	1.7
194,405 (1)	CECO Environmental Corp.	14,531,774	0.7
117,803 (1)	Construction Partners, Inc. - Class A	13,720,515	0.6
64,588 (1)	Dycom Industries, Inc.	32,939,880	1.6
671,163 (1)	EquipmentShare.com, Inc. - Class A	13,987,037	0.7
432,431 (1)	Forgent Power Solutions, Inc.	23,636,678	1.1
237,575	Granite Construction, Inc.	32,509,763	1.5
160,601	Helios Technologies, Inc.	13,344,337	0.6
177,432	Herc Holdings, Inc.	23,598,456	1.1
86,569	John Bean Technologies Corp.	11,634,008	0.5
255,202 (1)	Karman Holdings, Inc.	14,674,115	0.7
296,194 (1)	Mercury Systems, Inc.	33,084,870	1.6
189,893 (1)	Nextracker, Inc. - Class A	29,699,265	1.4
327,163 (1)	Planet Labs PBC	16,731,116	0.8
1,016,833 (1)	QXO, Inc.	17,540,369	0.8

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Small Cap Growth Fund	as of May 31, 2026 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
48,210 (1)	Saia, Inc.	$22,772,958	1.1
103,778 (1)	SPX Technologies, Inc.	22,484,541	1.1
165,459	Standex International Corp.	45,833,798	2.2
295,062	Terex Corp.	17,166,707	0.8
160,710	VSE Corp.	29,755,457	1.4
		533,801,427	25.2

	Information Technology: 23.2%
366,588 (1)	ACI Worldwide, Inc.	16,008,898	0.7
806,857 (1)	Allegro MicroSystems, Inc.	38,624,245	1.8
595,176 (1)	Applied Digital Corp.	28,139,921	1.3
74,518 (1)	Applied Optoelectronics, Inc.	11,804,396	0.5
391,909	Cognex Corp.	25,807,208	1.2
689,349 (1)	Core Scientific, Inc.	18,509,021	0.9
113,533 (1)	Credo Technology Group Holding Ltd.	26,797,194	1.3
130,190 (1)	DigitalOcean Holdings, Inc.	20,303,130	1.0
17,682 (1)	Fabrinet	11,566,857	0.5
100,294 (1)	Impinj, Inc.	15,144,394	0.7
86,520	InterDigital, Inc.	21,810,827	1.0
429,085 (1)	IonQ, Inc.	30,924,156	1.5
152,872 (1)	JFrog Ltd.	12,150,267	0.6
1,390,297 (1)	Ondas, Inc.	18,379,726	0.9
128,030 (1)	Onto Innovation, Inc.	33,062,467	1.6
328,047 (1)	Procore Technologies, Inc.	16,235,046	0.8
201,493 (1)	Rambus, Inc.	29,309,172	1.4
196,819 (1)	Semtech Corp.	30,022,770	1.4
205,279	Silicon Motion Technology Corp., ADR	56,835,597	2.7
42,580 (1)	SiTime Corp.	30,240,316	1.4
		491,675,608	23.2

	Materials: 3.4%
347,283	Celanese Corp.	18,451,146	0.9
837,168	Chemours Co.	18,551,643	0.9
570,485	Element Solutions, Inc.	24,205,678	1.1
1,115,896 (1)	United States Antimony Corp.	10,020,746	0.5
		71,229,213	3.4

	Real Estate: 1.7%
414,413	American Healthcare REIT, Inc.	20,260,651	1.0
116,954	FirstService Corp.	15,695,227	0.7
		35,955,878	1.7

	Total Common Stock
	(Cost $1,528,554,881)	2,038,795,920	96.4

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 3.7%
	Mutual Funds: 3.7%
78,073,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.540% (Cost $78,073,000)	$78,073,000	3.7

	Total Short-Term Investments (Cost $78,073,000)	$78,073,000	3.7

	Total Investments in Securities (Cost $1,606,627,881)	$2,116,868,920	100.1
	Liabilities in Excess of Other Assets	(2,296,229)	(0.1)
	Net Assets	$2,114,572,691	100.0

ADR	American Depositary Receipt

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of May 31, 2026.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Small Cap Growth Fund	as of May 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2026
Asset Table
Investments, at fair value
Common Stock*	$2,038,795,920	$—	$—	$2,038,795,920
Short-Term Investments	78,073,000	—	—	78,073,000
Total Investments, at fair value	$2,116,868,920	$—	$—	$2,116,868,920

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At May 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,614,062,683.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$570,681,293
Gross Unrealized Depreciation	(67,875,355)
Net Unrealized Appreciation	$502,805,938

See Accompanying Notes to Financial Statements

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended May 31, 2026 were as follows:

		Per Share
Fund Name	Type	Amount
Voya Large-Cap Growth Fund
All Classes	STCG	$0.4261
All Classes	LTCG	$7.4274
Voya Large Cap Value Fund
Class A	NII	$0.1047
Class C	NII	$0.0157
Class I	NII	$0.1380
Class R	NII	$0.0780
Class R2(1)	NII	$0.0436
Class R6	NII	$0.1402
Class W	NII	$0.1325
All Classes	LTCG	$0.8351

		Per Share
Fund Name	Type	Amount
Voya MidCap Opportunities Fund
All Classes	STCG	$0.8733
All Classes	LTCG	$2.3491
Voya Multi-Manager Mid Cap Value Fund
Class I	NII	$0.0598
Class I	LTCG	$0.7710
Voya Small Cap Growth Fund
All Classes	LTCG	$2.5871

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

(1) Commenced operations October 1, 2025

Of the ordinary distributions made during the year ended May 31, 2026, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Large-Cap Growth Fund	47.03%
Voya Large Cap Value Fund	100.00%
Voya MidCap Opportunities Fund	10.86%
Voya Multi-Manager Mid Cap Value Fund	43.84%

For the year ended May 31, 2026, the following are percentages of ordinary distributions paid by the Funds that are designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals:

Voya Large-Cap Growth Fund	49.49%
Voya Large Cap Value Fund	100.00%
Voya MidCap Opportunities Fund	12.61%
Voya Multi-Manager Mid Cap Value Fund	46.37%

For the year ended May 31, 2026, the Funds designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Large-Cap Growth Fund	$94,128,246
Voya Large Cap Value Fund	$51,562,535
Voya MidCap Opportunities Fund	$69,759,760
Voya Multi-Manager Mid Cap Value Fund	$10,998,712
Voya Small Cap Growth Fund	$87,911,000

TAX INFORMATION (Unaudited) (continued)

The Funds designate the following amounts as Section 199A dividends:

Voya Large-Cap Growth Fund	$35,259
Voya Large Cap Value Fund	$843,880
Voya MidCap Opportunities Fund	$216,791
Voya Multi-Manager Mid Cap Value Fund	$388,889

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

[This Page Intentionally Left Blank]

Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

163058 (0526)

Annual Financial Statements and Other Information

May 31, 2026

Classes A, C, I, R, R6 and W

Domestic Equity and Growth Funds

■	Voya Corporate Leaders® 100 Fund

■	Voya MI Dynamic Small Cap Fund (Formerly, Voya Small Company Fund)

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Corporate Leaders® 100 Fund and Voya MI Dynamic Small Cap Fund (formerly, Voya Small Company Fund) and the Board of Trustees of Voya Equity Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Corporate Leaders® 100 Fund and Voya MI Dynamic Small Cap Fund (formerly, Voya Small Company Fund) (collectively referred to as the “Funds”) (two of the funds constituting Voya Equity Trust (the “Trust”)), including the portfolios of investments, as of May 31, 2026, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the funds constituting Voya Equity Trust) at May 31, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

July 23, 2026

1

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2026

	Voya Corporate Leaders® 100 Fund	Voya MI Dynamic Small Cap Fund
ASSETS:
Investments in securities at fair value+*	$1,347,344,532	$186,214,770
Short-term investments at fair value†	14,464,000	4,828,447
Cash	88,161	438,933
Cash collateral for futures contracts	914,228	–
Receivables:
Fund shares sold	383,269	521,580
Dividends	1,762,484	104,217
Interest	369	74
Foreign tax reclaims	–	13,926
Variation margin on futures contracts	26,600	–
Prepaid expenses	56,701	39,420
Reimbursement due from Investment Adviser	249,318	18,554
Other assets	55,797	24,031
Total assets	1,365,345,459	192,203,952

LIABILITIES:
Payable for investment securities purchased	–	872,908
Payable for fund shares redeemed	1,109,799	608,529
Payable upon receipt of securities loaned	–	4,311,447
Payable for investment management fees	516,404	115,366
Payable for distribution and shareholder service fees	201,657	7,101
Payable to trustees under the deferred compensation plan (Note 6)	55,797	24,031
Payable for trustee fees	3,116	418
Other accrued expenses and liabilities	483,408	74,792
Total liabilities	2,370,181	6,014,592
NET ASSETS	$1,362,975,278	$186,189,360

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$702,277,487	$181,055,798
Total distributable earnings	660,697,791	5,133,562
NET ASSETS	$1,362,975,278	$186,189,360

+ Including securities loaned at value	$—	$4,156,138
* Cost of investments in securities	$734,918,282	$179,589,726
† Cost of short-term investments	$14,464,000	$4,828,447

See Accompanying Notes to Financial Statements

2

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2026 (continued)

	Voya Corporate Leaders® 100 Fund	Voya MI Dynamic Small Cap Fund
Class A
Net assets	$652,972,165	$31,566,245
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	23,026,936	2,902,837
Net asset value and redemption price per share†	$28.36	$10.87
Maximum offering price per share (5.75%)(1)	$30.09	$11.53

Class C
Net assets	$36,976,875	$547,937
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	1,311,987	108,181
Net asset value and redemption price per share†	$28.18	$5.07

Class I
Net assets	$519,773,837	$67,074,768
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	18,279,125	4,202,361
Net asset value and redemption price per share	$28.44	$15.96

Class R
Net assets	$102,743,047	$120,169
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	3,669,190	11,116
Net asset value and redemption price per share	$28.00	$10.81

Class R6
Net assets	$33,135,223	$62,508,460
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	1,164,132	3,896,203
Net asset value and redemption price per share	$28.46	$16.04

Class W
Net assets	$17,374,131	$24,371,781
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	607,786	1,527,727
Net asset value and redemption price per share	$28.59	$15.95

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

3

STATEMENTS OF OPERATIONS for the year ended May 31, 2026

	Voya Corporate Leaders® 100 Fund	Voya MI Dynamic Small Cap Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$25,810,857	$2,297,947
Interest	38,795	1,351
Securities lending income, net	4	61,679
Other	7,339	989
Total investment income	25,856,995	2,361,966

EXPENSES:
Investment management fees	5,736,876	1,256,139
Distribution and shareholder service fees:
Class A	1,507,194	75,119
Class C	362,074	6,558
Class R	488,813	522
Transfer agent fees:
Class A	607,438	44,989
Class C	36,138	972
Class I	597,326	80,555
Class R	98,081	157
Class R6	511	464
Class W	15,438	36,417
Shareholder reporting expense	82,031	30,086
Registration fees	121,740	87,346
Professional fees	145,396	27,927
Custody and accounting expense	70,840	25,997
Trustee fees	31,163	4,184
Licensing fee (Note 7)	213,711	—
Miscellaneous expense	102,198	24,653
Interest expense	208	325
Total expenses	10,217,176	1,702,410
Waived and reimbursed fees	(1,228,666)	(140,993)
Net expenses	8,988,510	1,561,417
Net investment income	16,868,485	800,549

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	106,930,691	6,892,660
Futures	2,930,993	—
Net realized gain	109,861,684	6,892,660
Net change in unrealized appreciation (depreciation) on:
Investments	127,121,930	34,301,233
Foreign currency related transactions	—	(22)
Futures	270,106	—
Net change in unrealized appreciation (depreciation)	127,392,036	34,301,211
Net realized and unrealized gain	237,253,720	41,193,871
Increase in net assets resulting from operations	$254,122,205	$41,994,420

* Foreign taxes withheld	$—	$11,903

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Corporate Leaders® 100 Fund		Voya MI Dynamic Small Cap Fund
	Year Ended May 31, 2026	Year Ended May 31, 2025	Year Ended May 31, 2026	Year Ended May 31, 2025
FROM OPERATIONS:
Net investment income	$16,868,485	$16,613,354	$800,549	$1,146,830
Net realized gain	109,861,684	59,786,259	6,892,660	27,181,498
Net change in unrealized appreciation (depreciation)	127,392,036	67,312,677	34,301,211	(15,368,898)
Increase in net assets resulting from operations	254,122,205	143,712,290	41,994,420	12,959,430

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(47,150,420)	(34,348,830)	(4,531,263)	(4,813,088)
Class C	(2,652,244)	(2,360,119)	(183,963)	(257,270)
Class I	(39,008,900)	(27,623,470)	(5,763,444)	(6,579,491)
Class R	(7,475,683)	(5,531,205)	(15,678)	(12,842)
Class R6	(1,711,572)	(759,732)	(6,024,535)	(6,777,391)
Class W	(1,190,848)	(869,490)	(2,673,663)	(3,029,352)
Return of capital:
Class A	—	—	(24,927)	—
Class C	—	—	(1,035)	—
Class I	—	—	(31,086)	—
Class R	—	—	(87)	—
Class R6	—	—	(32,447)	—
Class W	—	—	(14,500)	—
Total distributions	(99,189,667)	(71,492,846)	(19,296,628)	(21,469,434)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	255,188,890	204,427,163	43,914,214	24,609,236
Reinvestment of distributions	90,673,643	65,929,010	18,950,959	21,061,252
	345,862,533	270,356,173	62,865,173	45,670,488
Cost of shares redeemed	(239,137,091)	(251,812,418)	(49,267,384)	(94,120,993)
Net increase (decrease) in net assets resulting from capital share transactions	106,725,442	18,543,755	13,597,789	(48,450,505)
Net increase (decrease) in net assets	261,657,980	90,763,199	36,295,581	(56,960,509)

NET ASSETS:
Beginning of year or period	1,101,317,298	1,010,554,099	149,893,779	206,854,288
End of year or period	$1,362,975,278	$1,101,317,298	$186,189,360	$149,893,779

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Corporate Leaders® 100 Fund
Class A
05-31-26	25.03	0.34	•	5.13	5.47	0.32	1.82	—	2.14	—	28.36	22.59	0.87	0.81	0.81	1.26	652,972	38
05-31-25	23.28	0.36	•	3.06	3.42	0.39	1.28	—	1.67	—	25.03	14.81	0.87	0.81	0.81	1.46	543,411	29
05-31-24	19.79	0.37	•	4.07	4.44	0.34	0.61	—	0.95	—	23.28	22.92	0.86	0.81	0.81	1.70	497,913	24
05-31-23	20.76	0.34	•	(0.21)	0.13	0.33	0.77	—	1.10	—	19.79	0.83	0.92	0.81	0.81	1.70	418,159	29
05-31-22	22.56	0.29	•	(0.31)	(0.02)	0.28	1.50	—	1.78	—	20.76	(0.68)	0.89	0.81	0.81	1.29	428,157	28
Class C
05-31-26	24.89	0.20	•	5.08	5.28	0.17	1.82	—	1.99	—	28.18	21.91	1.62	1.33	1.33	0.74	36,977	38
05-31-25	23.15	0.23	•	3.05	3.28	0.26	1.28	—	1.54	—	24.89	14.24	1.62	1.32	1.32	0.95	35,525	29
05-31-24	19.66	0.26	•	4.03	4.29	0.19	0.61	—	0.80	—	23.15	22.26	1.61	1.31	1.31	1.20	39,073	24
05-31-23	20.61	0.23	•	(0.20)	0.03	0.21	0.77	—	0.98	—	19.66	0.31	1.67	1.35	1.35	1.15	47,270	29
05-31-22	22.39	0.17	•	(0.31)	(0.14)	0.14	1.50	—	1.64	—	20.61	(1.19)	1.64	1.34	1.34	0.75	63,022	28
Class I
05-31-26	25.09	0.42	•	5.15	5.57	0.40	1.82	—	2.22	—	28.44	22.99	0.65	0.49	0.49	1.58	519,774	38
05-31-25	23.33	0.44	•	3.07	3.51	0.47	1.28	—	1.75	—	25.09	15.17	0.63	0.49	0.49	1.77	408,309	29
05-31-24	19.83	0.44	•	4.07	4.51	0.40	0.61	—	1.01	—	23.33	23.30	0.60	0.49	0.49	2.02	366,733	24
05-31-23	20.80	0.40	•	(0.20)	0.20	0.40	0.77	—	1.17	—	19.83	1.16	0.63	0.49	0.49	2.02	243,883	29
05-31-22	22.60	0.37	•	(0.32)	0.05	0.35	1.50	—	1.85	—	20.80	(0.37)	0.60	0.49	0.49	1.64	308,185	28
Class R
05-31-26	24.74	0.26	•	5.07	5.33	0.25	1.82	—	2.07	—	28.00	22.27	1.12	1.08	1.08	0.99	102,743	38
05-31-25	23.04	0.29	•	3.03	3.32	0.34	1.28	—	1.62	—	24.74	14.47	1.12	1.07	1.07	1.20	90,082	29
05-31-24	19.59	0.31	•	4.03	4.34	0.28	0.61	—	0.89	—	23.04	22.63	1.11	1.06	1.06	1.45	81,768	24
05-31-23	20.57	0.28	•	(0.21)	0.07	0.28	0.77	—	1.05	—	19.59	0.54	1.17	1.10	1.10	1.41	65,878	29
05-31-22	22.37	0.23	•	(0.32)	(0.09)	0.21	1.50	—	1.71	—	20.57	(0.98)	1.14	1.09	1.09	1.02	62,865	28
Class R6
05-31-26	25.10	0.42	•	5.16	5.58	0.40	1.82	—	2.22	—	28.46	23.01	0.52	0.48	0.48	1.56	33,135	38
05-31-25	23.34	0.44	•	3.08	3.52	0.48	1.28	—	1.76	—	25.10	15.18	0.53	0.48	0.48	1.78	10,881	29
05-31-24	19.84	0.44	•	4.07	4.51	0.40	0.61	—	1.01	—	23.34	23.27	0.54	0.48	0.48	2.00	13,489	24
05-31-23	20.81	0.40	•	(0.20)	0.20	0.40	0.77	—	1.17	—	19.84	1.16	0.56	0.48	0.48	2.03	7,112	29
05-31-22	22.61	0.36	•	(0.31)	0.05	0.35	1.50	—	1.85	—	20.81	(0.36)	0.54	0.48	0.48	1.58	7,323	28
Class W
05-31-26	25.21	0.41	•	5.17	5.58	0.38	1.82	—	2.20	—	28.59	22.92	0.62	0.56	0.56	1.51	17,374	38
05-31-25	23.44	0.42	•	3.09	3.51	0.46	1.28	—	1.74	—	25.21	15.07	0.62	0.56	0.56	1.71	13,109	29
05-31-24	19.92	0.42	•	4.10	4.52	0.39	0.61	—	1.00	—	23.44	23.22	0.61	0.56	0.56	1.95	11,578	24
05-31-23	20.89	0.39	•	(0.21)	0.18	0.38	0.77	—	1.15	—	19.92	1.08	0.67	0.56	0.56	1.95	11,668	29
05-31-22	22.69	0.35	•	(0.32)	0.03	0.33	1.50	—	1.83	—	20.89	(0.44)	0.64	0.56	0.56	1.54	13,848	28
Voya MI Dynamic Small Cap Fund
Class A
05-31-26	9.98	0.03	•	2.57	2.60	0.06	1.64	0.01	1.71	—	10.87	27.60	1.27	1.17	1.17	0.25	31,566	121
05-31-25	11.20	0.04	•	0.63	0.67	0.21	1.68	—	1.89	—	9.98	4.14	1.17	1.17	1.17	0.36	28,379	179
05-31-24	9.51	0.07	•	1.65	1.72	0.03	—	—	0.03	—	11.20	18.08	1.18	1.18	1.18	0.69	30,541	197
05-31-23	10.11	0.04	•	(0.61)	(0.57)	0.03	—	—	0.03	—	9.51	(5.69)	1.21	1.18	1.18	0.39	29,041	314
05-31-22	15.58	(0.05	)•	(1.62)	(1.67)	—	3.80	—	3.80	—	10.11	(12.61)	1.39	1.34	1.34	(0.42)	34,940	111
Class C
05-31-26	5.43	(0.03	)•	1.34	1.31	0.02	1.64	0.01	1.67	—	5.07	26.92	2.02	1.92	1.92	(0.48)	548	121
05-31-25	6.84	(0.02	)•	0.46	0.44	0.17	1.68	—	1.85	—	5.43	3.29	1.92	1.92	1.92	(0.38)	678	179
05-31-24	5.84	(0.00	)*•	1.00	1.00	—	—	—	—	—	6.84	17.12	1.93	1.93	1.93	(0.06)	1,118	197

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions									Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya MI Dynamic Small Cap Fund (continued)
Class C (continued)
05-31-23	6.23	(0.02	)•	(0.37)	(0.39)	0.00	*	—	—	0.00	*	—	5.84	(6.26)	1.96	1.93	1.93	(0.38)	1,378	314
05-31-22	11.22	(0.11	)•	(1.08)	(1.19)	—		3.80	—	3.80		—	6.23	(13.39)	2.14	2.09	2.09	(1.19)	2,144	111
Class I
05-31-26	13.95	0.08	•	3.67	3.75	0.09		1.64	0.01	1.74		—	15.96	28.07	1.02	0.86	0.86	0.55	67,075	121
05-31-25	15.00	0.10	•	0.78	0.88	0.25		1.68	—	1.93		—	13.95	4.46	0.90	0.86	0.86	0.67	50,272	179
05-31-24	12.73	0.14	•	2.19	2.33	0.06		—	—	0.06		—	15.00	18.38	0.87	0.87	0.87	1.00	56,201	197
05-31-23	13.51	0.08	•	(0.81)	(0.73)	0.05		—	—	0.05		—	12.73	(5.37)	0.94	0.87	0.87	0.65	35,491	314
05-31-22	19.42	(0.02	)•	(2.09)	(2.11)	—		3.80	—	3.80		—	13.51	(12.36)	1.04	1.03	1.03	(0.14)	88,522	111
Class R
05-31-26	9.94	(0.00	)*•	2.56	2.56	0.04		1.64	0.01	1.69		—	10.81	27.28	1.52	1.42	1.42	(0.02)	120	121
05-31-25	11.16	0.01	•	0.63	0.64	0.18		1.68	—	1.86		—	9.94	3.89	1.42	1.42	1.42	0.11	87	179
05-31-24	9.47	0.04	•	1.65	1.69	—		—	—	—		—	11.16	17.85	1.43	1.43	1.43	0.43	87	197
05-31-23	10.08	0.02	•	(0.62)	(0.60)	0.01		—	—	0.01		—	9.47	(5.92)	1.46	1.43	1.43	0.17	95	314
05-31-22	15.58	(0.08	)•	(1.62)	(1.70)	—		3.80	—	3.80		—	10.08	(12.83)	1.64	1.59	1.59	(0.65)	71	111
Class R6
05-31-26	14.02	0.08	•	3.69	3.77	0.10		1.64	0.01	1.75		—	16.04	28.02	0.87	0.86	0.86	0.53	62,508	121
05-31-25	15.07	0.12	•	0.77	0.89	0.26		1.68	—	1.94		—	14.02	4.49	0.82	0.82	0.82	0.75	45,580	179
05-31-24	12.77	0.15	•	2.21	2.36	0.06		—	—	0.06		—	15.07	18.54	0.82	0.82	0.82	1.05	92,714	197
05-31-23	13.56	0.10	•	(0.83)	(0.73)	0.06		—	—	0.06		—	12.77	(5.38)	0.85	0.85	0.85	0.78	84,357	314
05-31-22	19.47	(0.02	)•	(2.09)	(2.11)	—		3.80	—	3.80		—	13.56	(12.32)	1.03	1.00	1.00	(0.09)	41,310	111
Class W
05-31-26	13.95	0.08	•	3.66	3.74	0.09		1.64	0.01	1.74		—	15.95	27.92	1.02	0.92	0.92	0.51	24,372	121
05-31-25	14.99	0.09	•	0.79	0.88	0.24		1.68	—	1.92		—	13.95	4.46	0.92	0.92	0.92	0.61	24,898	179
05-31-24	12.71	0.14	•	2.18	2.32	0.04		—	—	0.04		—	14.99	18.26	0.93	0.93	0.93	0.96	26,194	197
05-31-23	13.49	0.08	•	(0.81)	(0.73)	0.05		—	—	0.05		—	12.71	(5.41)	0.96	0.93	0.93	0.62	18,641	314
05-31-22	19.41	(0.03	)•	(2.09)	(2.12)	—		3.80	—	3.80		—	13.49	(12.43)	1.14	1.09	1.09	(0.17)	49,206	111

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

7

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026

NOTE 1 — ORGANIZATION

Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for: Voya Corporate Leaders® 100 Fund (“Corporate Leaders® 100”) and Voya MI Dynamic Small Cap Fund (“MI Dynamic Small Cap”) (each, a “Fund” and collectively, the “Funds”). Prior to October 1, 2025, MI Dynamic Small Cap was known as Voya Small Company Fund. Each Fund is a diversified series of the Trust.

Each Fund offers at least five or more of the following classes of shares: Class A, Class C, Class I, Class R, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s

8

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within each Portfolios of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income, adjusted for the accretion of discounts and amortization of premiums (if applicable), is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

9

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(2)	Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment strategies permit them to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that

10

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

E. Foreign Currency Transactions and Futures Contracts. For the purposes of hedging only, each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Funds may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Funds’ assets are valued.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin)

11

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Funds’ Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Funds’ Statements of Operations. Realized gains (losses) are reported in the Funds’ Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended May 31, 2026, Corporate Leaders® 100 purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Funds are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Funds’ securities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended May 31, 2026, Corporate Leaders® 100 had an average quarterly notional amount on futures contracts purchased of $14,745,603. Please refer to the table within the Portfolio of Investments for open futures contracts for Corporate Leaders® 100 at May 31, 2026.

F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends, if any, annually. Each Fund distributes capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal

Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain for income tax purposes.

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.

J. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a) (2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are

12

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

K. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended May 31, 2026, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Corporate Leaders® 100	$486,243,030	$462,715,424
MI Dynamic Small Cap	202,718,919	205,865,448

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management

Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

Fund	As a Percentage of Average Daily Net Assets
Corporate Leaders®100	0.500% on first $500 million;
0.450% on next $500 million; and
0.400% in excess of $1 billion
MI Dynamic Small Cap	0.750% on all assets

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages each Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C and Class R shares of each Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of the Funds pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:

	Class A	Class C	Class R
Corporate Leaders® 100	0.25%	1.00%	0.50%
MI Dynamic Small Cap	0.25%	1.00%	0.50%

The Distributor has agreed to waive 0.25% of the Distribution Fee for Corporate Leaders® 100 Class C. Termination or modification of this contractual waiver requires approval by the Board.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the year ended May 31, 2026, the Distributor retained the following amounts in sales charges:

13

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

	Class A	Class C
Initial Sales Charges:
Corporate Leaders® 100	$20,771	$—
MI Dynamic Small Cap	817	—

Contingent Deferred Sales Charges:
Corporate Leaders® 100	$—	$1,587
MI Dynamic Small Cap	87	18

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2026, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:

Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Institutional Trust Company	Corporate Leaders® 100	11.57%
Voya Solution Aggressive Portfolio	MI Dynamic Small Cap	5.07

The Investment Adviser may direct the Funds’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Funds’ equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amount credited to the Funds are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended May 31, 2026, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:

Fund	Amount
Corporate Leaders® 100	$306,659
MI Dynamic Small Cap	8,197

NOTE 7 — LICENSING FEE

Corporate Leaders® 100 pays an annual licensing fee to S&P Opco, LLC. in order to obtain data and permissions necessary to achieve its principal investment strategy.

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Fund’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

Fund	Class A	Class C	Class I	Class R	Class R6	Class W
Corporate Leaders® 100	0.90%	1.45%	0.65%	1.15%	0.65%	0.65%
MI Dynamic Small Cap	1.17%	1.92%	0.86%	1.42%	0.86%	0.92%

Pursuant to a side letter agreement, through October 1, 2026, the Investment Adviser has further lowered the expense limits for certain share classes of shares of Corporate Leaders® 100 listed below. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that the side letter agreement will continue. Termination or modification of these obligations requires approval by the Board.

Fund	Class A	Class C	Class I	Class R	Class R6	Class W
Corporate Leaders® 100	0.81%	1.45%	0.49%	1.15%	0.48%	0.56%

Unless otherwise specified above, the Investment Adviser may through October 1, 2026 recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

14

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

As of May 31, 2026, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	May 31,
	2027	2028	2029	Total
Corporate Leaders® 100	$456,803	$552,395	$461,871	$1,471,069
MI Dynamic Small Cap	—	—	10,812	10,812

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates, as of May 31, 2026, are as follows:

	May 31,
	2027	2028	2029	Total
Corporate Leaders® 100
Class A	$—	$37,565	$123,976	$161,541
Class I	183,153	349,793	548,524	1,081,470
Class R6	502	496	511	1,509
Class W	—	933	3,266	4,199
MI Dynamic Small Cap
Class A	$17	$—	$26,957	$26,974
Class C	8	—	587	595
Class I	—	22,458	80,445	102,903
Class R	—	—	95	95
Class R6	—	—	464	464
Class W	—	—	21,633	21,633

The Expense Limitation Agreement is contractual through October 1, 2026. Termination or modification of these obligations requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective June 10, 2025, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Funds utilized the line of credit during the year ended May 31, 2026, as follows:

Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Corporate Leaders® 100	1	$1,612,000	4.64%
MI Dynamic Small Cap	3	790,000	4.94

NOTE 10 — CAPITAL SHARES

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Corporate Leaders® 100
Class A
5/31/2026	2,568,198	—	1,662,434	(2,914,823)	—	1,315,809	68,563,487	—	43,406,140	(77,724,486)	—	34,245,141
5/31/2025	1,542,663	—	1,270,480	(2,488,300)	—	324,843	37,745,225	—	31,330,040	(61,186,222)	—	7,889,043
Class C
5/31/2026	161,934	—	95,639	(373,068)	—	(115,495)	4,301,176	—	2,488,529	(9,850,546)	—	(3,060,841)
5/31/2025	214,063	—	91,236	(565,552)	—	(260,253)	5,251,389	—	2,242,580	(13,806,970)	—	(6,313,001)
Class I
5/31/2026	5,619,503	—	1,321,273	(4,936,933)	—	2,003,843	150,110,910	—	34,538,075	(131,806,690)	—	52,842,295
5/31/2025	5,903,614	—	1,024,036	(6,372,782)	—	554,868	145,657,569	—	25,273,204	(153,305,568)	—	17,625,205
Class R
5/31/2026	211,876	—	289,483	(472,613)	—	28,746	5,581,557	—	7,474,455	(12,502,011)	—	554,001
5/31/2025	368,050	—	226,559	(503,268)	—	91,341	8,902,804	—	5,530,308	(12,079,881)	—	2,353,231
Class R6
5/31/2026	802,533	—	61,645	(133,479)	—	730,699	21,748,350	—	1,613,237	(3,551,518)	—	19,810,069
5/31/2025	178,351	—	28,692	(351,463)	—	(144,420)	4,465,295	—	708,681	(8,874,823)	—	(3,700,847)

15

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Corporate Leaders® 100 (continued)
Class W
5/31/2026	182,100	—	43,865	(138,160)	—	87,805	4,883,410	—	1,153,207	(3,701,840)	—	2,334,777
5/31/2025	96,506	—	34,026	(104,546)	—	25,986	2,404,881	—	844,197	(2,558,954)	—	690,124
MI Dynamic Small Cap
Class A
5/31/2026	73,594	—	447,566	(462,162)	—	58,998	757,260	—	4,457,759	(4,849,099)	—	365,920
5/31/2025	88,255	—	420,053	(391,683)	—	116,625	946,721	—	4,704,596	(4,383,074)	—	1,268,243
Class C
5/31/2026	10,554	—	39,782	(66,915)	—	(16,579)	51,979	—	184,985	(330,008)	—	(93,044)
5/31/2025	11,276	—	42,038	(91,972)	—	(38,658)	80,175	—	257,270	(567,479)	—	(230,034)
Class I
5/31/2026	941,346	—	391,896	(733,932)	—	599,310	14,334,975	—	5,717,755	(10,974,162)	—	9,078,568
5/31/2025	399,617	—	414,838	(957,766)	—	(143,311)	5,824,884	—	6,483,913	(14,366,189)	—	(2,057,392)
Class R
5/31/2026	1,579	—	1,591	(860)	—	2,310	15,981	—	15,765	(8,832)	—	22,914
5/31/2025	2,004	—	1,151	(2,150)	—	1,005	20,392	—	12,842	(23,337)	—	9,897
Class R6
5/31/2026	1,814,228	—	401,263	(1,571,068)	—	644,423	26,587,438	—	5,886,532	(24,270,374)	—	8,203,596
5/31/2025	907,281	—	418,680	(4,228,264)	—	(2,902,303)	13,256,238	—	6,573,279	(67,278,972)	—	(47,449,455)
Class W
5/31/2026	147,905	—	184,247	(589,771)	—	(257,619)	2,166,581	—	2,688,163	(8,834,909)	—	(3,980,165)
5/31/2025	331,683	—	193,817	(487,117)	—	38,383	4,480,826	—	3,029,352	(7,501,942)	—	8,236

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of May 31, 2026:

16

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 11 — SECURITIES LENDING (continued)

MI Dynamic Small Cap

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,210,878	$(1,210,878)	$—
BMO Capital markets Corp.	1,365,208	(1,365,208)	—
BNP Paribas Prime Brokerage Int’l Ltd.	1,676	(1,676)	—
BofA Securities Inc	335,392	(335,392)	—
Goldman, Sachs & Co. LLC	205	(205)	—
J.P. Morgan Securities LLC	478,022	(478,022)	—
Janney Montgomery Scott LLC	10,920	(10,920)	—
Morgan Stanley & Co. LLC	293,810	(293,810)	—
National Bank of Canada Financial Inc.	448,633	(448,633)	—
Scotia Capital (USA) Inc.	2,930	(2,930)	—
UBS AG	8,464	(8,464)	—
Total	$4,156,138	$(4,156,138)	$—

(1)	Cash collateral with a fair value of $4,311,447 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended May 31, 2026			Year Ended May 31, 2025
	Ordinary Income	Long-term Capital Gains	Return of Capital	Ordinary Income	Long-term Capital Gains
Corporate Leaders® 100	$44,615,419	$54,574,248	$—	$28,388,233	$43,104,613
MI Dynamic Small Cap	17,519,661	1,672,885	104,082	19,775,990	1,693,444

The tax-basis components of distributable earnings as of May 31, 2026, were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Late Year Ordinary Losses Deferred	Post- October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/(Loss)
Corporate Leaders® 100	$17,744,585	$48,654,446	$—	$—	$594,298,760	$660,697,791
MI Dynamic Small Cap	—	—	(114,276)	(130,014)	5,377,852	5,133,562

17

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

At May 31, 2026, the Funds did not have any capital loss carryforwards for U.S. federal income tax purposes.

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of May 31, 2026, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on U.S. federal and state income tax returns for open tax years. The Funds’ U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Pandemics and other disruptions may also create challenges for real estate markets, including lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other consequences. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Military action by Russia in Ukraine, the prolonged conflict between Hamas and Israel, the Iranian conflict that commenced in February 2026, and political upheaval in Venezuela have resulted, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production or transportation, including through key shipping routes, any of which could adversely affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to issuers in the affected regions. The escalation or expansion of hostilities, including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions, and resulting market disruptions are impossible to predict but could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund’s investments. Any of these occurrences could disrupt the operations of Fund and of a Fund’s service providers. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to a Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of a Fund. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

NOTE 14 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief

18

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 14 — SEGMENT REPORTING (continued)

operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Funds have one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Funds holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Fund’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENT

The Funds have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 16 — SUBSEQUENT EVENTS

Line of Credit Renewal: Effective June 8, 2026, the funds to which the Credit Agreement is available have entered into a renewed Credit Agreement with BNY for an aggregate amount of $300,000,000 and continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

19

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.8%
	Communication Services: 7.3%
44,932	Alphabet, Inc. - Class C	$16,913,753	1.2
426,437	AT&T, Inc.	10,575,637	0.8
424,667	Comcast Corp. - Class A	10,561,468	0.8
22,880	Meta Platforms, Inc. - Class A	14,471,829	1.1
132,010 (1)	Netflix, Inc.	11,355,500	0.8
57,366	T-Mobile US, Inc.	10,757,846	0.8
243,993	Verizon Communications, Inc.	11,665,305	0.8
130,120	Walt Disney Co.	13,250,120	1.0
		99,551,458	7.3

	Consumer Discretionary: 8.6%
61,075 (1)	Amazon.com, Inc.	16,529,338	1.2
74,510	Booking Holdings, Inc.	12,475,209	0.9
168,676	General Motors Co.	14,040,590	1.1
37,937	Home Depot, Inc.	12,031,340	0.9
52,768	Lowe’s Cos., Inc.	11,311,349	0.8
39,777	McDonald’s Corp.	11,105,738	0.8
239,517	NIKE, Inc. - Class B	11,072,871	0.8
141,522	Starbucks Corp.	14,033,322	1.0
34,544 (1)	Tesla, Inc.	15,053,930	1.1
		117,653,687	8.6

	Consumer Staples: 8.2%
183,121	Altria Group, Inc.	12,741,559	0.9
160,913	Coca-Cola Co.	12,713,736	0.9
143,157	Colgate-Palmolive Co.	12,902,740	1.0
12,314	Costco Wholesale Corp.	11,776,125	0.9
210,693	Mondelez International, Inc. - Class A	12,888,091	1.0
78,260	PepsiCo, Inc.	11,284,309	0.8
74,458	Philip Morris International, Inc.	13,207,360	1.0
84,805	Procter & Gamble Co.	12,174,606	0.9
99,376	Walmart, Inc.	11,502,772	0.8
		111,191,298	8.2

	Energy: 2.3%
58,245	Chevron Corp.	10,627,383	0.8
92,362	ConocoPhillips	10,527,421	0.8
71,574	Exxon Mobil Corp.	10,396,839	0.7
		31,551,643	2.3

	Financials: 14.8%
41,255	American Express Co.	13,055,970	1.0
259,852	Bank of America Corp.	13,408,363	1.0
106,552	Bank of New York Mellon Corp.	14,856,545	1.1
25,855 (1)	Berkshire Hathaway, Inc. - Class B	12,267,681	0.9
13,139	Blackrock, Inc.	13,754,956	1.0
68,899	Capital One Financial Corp.	12,948,189	0.9
131,879	Charles Schwab Corp.	11,519,631	0.8
114,411	Citigroup, Inc.	14,404,345	1.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
15,197	Goldman Sachs Group, Inc.	$15,585,435	1.1
43,250	JPMorgan Chase & Co.	12,945,158	0.9
24,844	Mastercard, Inc. - Class A	12,272,439	0.9
77,494	Morgan Stanley	16,118,752	1.2
241,212	US Bancorp	13,230,478	1.0
40,972	Visa, Inc. - Class A	13,371,622	1.0
159,804	Wells Fargo & Co.	12,391,202	0.9
		202,130,766	14.8

	Health Care: 13.9%
120,464	Abbott Laboratories	10,311,718	0.8
57,588	AbbVie, Inc.	12,538,059	0.9
35,165	Amgen, Inc.	11,843,220	0.9
205,472	Bristol-Myers Squibb Co.	11,748,889	0.9
174,976	CVS Health Corp.	15,919,317	1.2
66,741	Danaher Corp.	12,191,579	0.9
13,842	Eli Lilly & Co.	15,295,410	1.1
90,017	Gilead Sciences, Inc.	12,100,985	0.9
27,106 (1)	Intuitive Surgical, Inc.	11,510,292	0.8
50,612	Johnson & Johnson	11,404,402	0.8
143,141	Medtronic PLC	10,565,237	0.8
103,919	Merck & Co., Inc.	12,337,264	0.9
441,946	Pfizer, Inc.	11,570,146	0.8
25,565	Thermo Fisher Scientific, Inc.	12,591,018	0.9
46,881	UnitedHealth Group, Inc.	17,829,313	1.3
		189,756,849	13.9

	Industrials: 14.8%
86,114	3M Co.	13,186,637	1.0
64,863 (1)	Boeing Co.	14,993,082	1.1
18,389	Caterpillar, Inc.	16,106,373	1.2
22,094	Deere & Co.	11,978,925	0.9
99,537	Emerson Electric Co.	14,315,411	1.0
35,910	FedEx Corp.	14,785,943	1.1
44,914	GE Aerospace	14,541,357	1.1
15,016	GE Vernova, Inc.	14,540,293	1.1
36,012	General Dynamics Corp.	12,489,682	0.9
54,916	Honeywell International, Inc.	13,062,320	0.9
20,505	Lockheed Martin Corp.	10,876,877	0.8
65,577	Raytheon Technologies Corp.	11,781,564	0.8
175,552 (1)	Uber Technologies, Inc.	12,358,861	0.9
51,302	Union Pacific Corp.	13,473,957	1.0
129,256	United Parcel Service, Inc. - Class B	13,790,323	1.0
		202,281,605	14.8

	Information Technology: 23.4%
62,125	Accenture PLC - Class A	11,621,724	0.9
50,897 (1)	Adobe, Inc.	13,193,011	1.0

See Accompanying Notes to Financial Statements

20

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
37,417 (1)	Advanced Micro Devices, Inc.	$19,310,914	1.4
49,762	Apple, Inc.	15,528,730	1.1
37,983	Applied Materials, Inc.	17,094,629	1.3
41,829	Broadcom, Inc.	18,687,942	1.4
159,306	Cisco Systems, Inc.	19,183,629	1.4
157,671 (1)	Intel Corp.	18,081,710	1.3
51,729	International Business Machines Corp.	15,404,896	1.1
28,606	Intuit, Inc.	9,483,747	0.7
61,386	Lam Research Corp.	19,531,797	1.4
22,710	Micron Technology, Inc.	22,051,410	1.6
34,190	Microsoft Corp.	15,393,706	1.1
74,305	NVIDIA Corp.	15,688,758	1.2
88,420	Oracle Corp.	19,963,468	1.5
89,225 (1)	Palantir Technologies, Inc. - Class A	13,967,281	1.0
59,826	Qualcomm, Inc.	15,017,523	1.1
66,329	Salesforce, Inc.	12,675,472	0.9
116,919 (1)	ServiceNow, Inc.	14,541,216	1.1
41,283	Texas Instruments, Inc.	12,619,387	0.9
		319,040,950	23.4

	Materials: 0.9%
24,582	Linde PLC US	12,234,216	0.9

	Real Estate: 2.0%
72,041	American Tower Corp.	13,468,785	1.0
67,304	Simon Property Group, Inc.	13,791,263	1.0
		27,260,048	2.0

	Utilities: 2.6%
93,182	Duke Energy Corp.	11,436,227	0.8
133,327	NextEra Energy, Inc.	11,600,782	0.9
126,616	Southern Co.	11,655,003	0.9
		34,692,012	2.6
	Total Common Stock
	(Cost $734,918,282)	1,347,344,532	98.8

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 1.1%
	Mutual Funds: 1.1%
14,464,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.540% (Cost $14,464,000)	$14,464,000	1.1
	Total Short-Term Investments (Cost $14,464,000)	$14,464,000	1.1

	Total Investments in Securities (Cost $749,382,282)	$1,361,808,532	99.9
	Assets in Excess of Other Liabilities	1,166,746	0.1
	Net Assets	$1,362,975,278	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of May 31, 2026.

 See Accompanying Notes to Financial Statements

21

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2026
Asset Table
Investments, at fair value
Common Stock*	$1,347,344,532	$—	$—	$1,347,344,532
Short-Term Investments	14,464,000	—	—	14,464,000
Total Investments, at fair value	$1,361,808,532	$—	$—	$1,361,808,532
Other Financial Instruments+
Futures	1,289,601	—	—	1,289,601
Total Assets	$1,363,098,133	$—	$—	$1,363,098,133

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At May 31, 2026, the following futures contracts were outstanding for Voya Corporate Leaders® 100 Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
S&P 500 E-Mini	38	06/18/26	$14,431,925	$1,289,601
			$14,431,925	$1,289,601

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$1,289,601
Total Asset Derivatives		$1,289,601

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended May 31, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$2,930,993
Total	$2,930,993

See Accompanying Notes to Financial Statements

22

PORTFOLIO OF INVESTMENTS
Voya Corporate Leaders® 100 Fund	as of May 31, 2026 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$270,106
Total	$270,106

At May 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $768,799,373.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$632,988,545
Gross Unrealized Depreciation	(38,689,785)
Net Unrealized Appreciation	$594,298,760

See Accompanying Notes to Financial Statements

23

Voya MI Dynamic Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.9%
	Communication Services: 3.2%
27,708 (1)	CarGurus, Inc.	$827,361	0.5
123,910 (1)	Lumen Technologies, Inc.	1,361,771	0.7
56,053 (1)	Magnite, Inc.	803,240	0.4
63,802 (1)	TripAdvisor, Inc.	713,306	0.4
69,652 (1)	Uniti Group, Inc.	781,495	0.4
30,922 (1)	Yelp, Inc.	705,022	0.4
245,426 (1)	ZipRecruiter, Inc. - Class A	795,180	0.4
		5,987,375	3.2

	Consumer Discretionary: 4.8%
36,407 (2)	Ermenegildo Zegna NV	535,183	0.3
22,114	Garrett Motion, Inc.	724,455	0.4
161,309	Kohl’s Corp.	2,316,397	1.3
7,212	Monarch Casino & Resort, Inc.	867,315	0.5
20,263	Red Rock Resorts, Inc. - Class A	1,182,954	0.6
74,839 (1)	Sonos, Inc.	1,180,959	0.6
168,350	Super Group SGHC Ltd.	2,095,958	1.1
		8,903,221	4.8

	Consumer Staples: 1.0%
7,727	Coca-Cola Consolidated, Inc.	1,338,780	0.7
43,927	Dole PLC	614,539	0.3
		1,953,319	1.0

	Energy: 1.9%
187,411 (1)	Clean Energy Fuels Corp.	382,318	0.2
47,755	DHT Holdings, Inc.	779,362	0.4
39,554	Excelerate Energy, Inc. - Class A	1,302,909	0.7
81,255 (2)	HighPeak Energy, Inc.	576,910	0.3
51,246 (1)	TETRA Technologies, Inc.	524,247	0.3
		3,565,746	1.9

	Financials: 16.7%
25,855	Arrow Financial Corp.	948,879	0.5
39,099	Banc of California, Inc.	751,483	0.4
48,455	BCB Bancorp, Inc.	505,870	0.3
143,311	BGC Group, Inc. - Class A	1,497,600	0.8
11,767	Cathay General Bancorp	678,485	0.4
36,979	ConnectOne Bancorp, Inc.	1,111,959	0.6
43,056	Farmers National Banc Corp.	610,534	0.3
80,875	First BanCorp/Puerto Rico	1,939,382	1.0
37,864	First Commonwealth Financial Corp.	717,144	0.4
26,151	First Horizon Corp.	633,639	0.3
64,811	Fulton Financial Corp.	1,405,751	0.8

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
151,899 (1)	Genworth Financial, Inc. - Class A	$1,300,255	0.7
27,177	Hancock Whitney Corp.	1,851,297	1.0
19,499	Hilltop Holdings, Inc.	735,502	0.4
27,405	HomeStreet, Inc. - Class A	403,402	0.2
62,585	Hope Bancorp, Inc.	784,816	0.4
37,627	Ladder Capital Corp.	384,548	0.2
39,118	MFA Financial, Inc.	375,533	0.2
9,881	NBT Bancorp, Inc.	456,897	0.2
10,885	Old Republic International Corp.	405,249	0.2
14,612	Origin Bancorp, Inc.	696,408	0.4
34,037 (1)	Oscar Health, Inc. - Class A	756,643	0.4
58,840	P10, Inc. - Class A	487,195	0.3
94,079	Pagseguro Digital Ltd. - Class A	879,639	0.5
216,562 (1)	Payoneer Global, Inc.	1,126,122	0.6
125,825	Redwood Trust, Inc.	681,971	0.4
36,920	Simmons First National Corp. - Class A	791,934	0.4
90,728 (1)	Slide Insurance Holdings, Inc.	1,635,826	0.9
100,625	StoneCo Ltd. - Class A	1,152,156	0.6
42,576	United Community Banks, Inc.	1,402,879	0.8
132,877	Valley National Bancorp	1,829,716	1.0
60,928	WisdomTree, Inc.	1,160,678	0.6
59,568	XP, Inc. - Class A	992,999	0.5
		31,092,391	16.7

	Health Care: 16.4%
18,884 (1)	10X Genomics, Inc. - Class A	534,512	0.3
43,888 (1)	4D Molecular Therapeutics, Inc.	434,930	0.2
94,901 (1)	Alignment Healthcare, Inc.	1,453,883	0.8
26,240 (1)	Alumis, Inc.	566,784	0.3
22,095 (1)	Arrowhead Pharmaceuticals, Inc.	1,721,421	0.9
129,338 (1)	Aveanna Healthcare Holdings, Inc.	927,353	0.5
132,512 (1)	BioCryst Pharmaceuticals, Inc.	1,180,682	0.6
21,954	Bio-Techne Corp.	1,134,583	0.6
37,226 (1)	Brookdale Senior Living, Inc.	479,099	0.3
316,946 (1)	Cerus Corp.	963,516	0.5
30,254 (1)	Corvus Pharmaceuticals, Inc.	375,452	0.2
76,012 (1)(2)	Erasca, Inc.	975,994	0.5
59,873 (1)	Fortrea Holdings, Inc.	921,445	0.5
16,104 (1)	HealthEquity, Inc.	1,416,991	0.8
62,546 (1)(2)	ImmunityBio, Inc.	470,346	0.2
128,965 (1)	Ironwood Pharmaceuticals, Inc.	460,405	0.2

See Accompanying Notes to Financial Statements

24

Voya MI Dynamic Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
27,730 (1)	Mineralys Therapeutics, Inc.	$873,495	0.5
13,817 (1)	Mirum Pharmaceuticals, Inc.	1,402,425	0.8
24,497 (1)	Monte Rosa Therapeutics, Inc.	482,836	0.3
35,266 (1)	Olema Pharmaceuticals, Inc.	465,159	0.2
338,013 (1)	OPKO Health, Inc.	493,499	0.3
35,895 (1)	Orthofix Medical, Inc.	332,747	0.2
9,655 (1)	Oruka Therapeutics, Inc.	565,107	0.3
12,525 (1)	PACS Group, Inc.	459,041	0.2
105,819 (1)	Perspective Therapeutics, Inc.	416,927	0.2
2,948 (1)	Praxis Precision Medicines, Inc.	1,031,712	0.6
94,249 (1)	Progyny, Inc.	2,409,004	1.3
24,245	QIAGEN N.V.	887,125	0.5
220,314 (1)	Savara, Inc.	1,145,633	0.6
43,295 (1)	Tandem Diabetes Care, Inc.	744,674	0.4
41,838 (1)	Tango Therapeutics, Inc.	919,599	0.5
102,737 (1)	Taysha Gene Therapies, Inc.	603,066	0.3
92,242 (1)	Teladoc Health, Inc.	701,962	0.4
34,596 (1)	Travere Therapeutics, Inc.	1,632,239	0.9
140,114 (1)	Xeris Biopharma Holdings, Inc.	863,102	0.5
		30,446,748	16.4

	Industrials: 20.0%
36,942	Aebi Schmidt Holding AG	461,036	0.3
11,055	Allison Transmission Holdings, Inc.	1,255,074	0.7
43,640 (1)	Amprius Technologies, Inc.	885,019	0.5
15,965	Apogee Enterprises, Inc.	613,216	0.3
7,127	Applied Industrial Technologies, Inc.	2,165,254	1.2
61,500 (1)(2)	Array Technologies, Inc.	558,420	0.3
19,749	Atmus Filtration Technologies, Inc.	923,858	0.5
15,134 (1)	Bloom Energy Corp. - Class A	4,313,190	2.3
15,711	Cadre Holdings, Inc.	489,241	0.3
77,413 (1)	CoreCivic, Inc.	1,631,866	0.9
4,637	Donaldson Co., Inc.	379,631	0.2
34,150	Enerpac Tool Group Corp.	1,143,684	0.6
36,444	Flowserve Corp.	2,751,886	1.5
22,792 (1)	Fluence Energy, Inc.	430,313	0.2
18,601 (1)	Fluor Corp.	851,182	0.5
8,024	Franklin Electric Co., Inc.	789,401	0.4

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
81,703 (1)	Gates Industrial Corp. PLC	$2,117,742	1.1
80,943 (1)	GEO Group, Inc.	1,834,978	1.0
11,399 (1)(2)	Intuitive Machines, Inc.	499,618	0.3
32,941	Kennametal, Inc.	1,080,465	0.6
96,695 (1)	Legalzoom.com, Inc.	608,212	0.3
4,666	Lincoln Electric Holdings, Inc.	1,206,114	0.7
97,816 (1)	Manitowoc Co., Inc.	1,157,163	0.6
128,194	Mueller Water Products, Inc. - Class A	3,231,771	1.7
104,570 (1)	NOW, Inc.	1,337,450	0.7
75,743 (1)(2)	T1 Energy, Inc.	799,846	0.4
42,403	Tetra Tech, Inc.	1,165,659	0.6
12,693	TriNet Group, Inc.	579,816	0.3
50,653 (1)	Upwork, Inc.	446,759	0.2
61,187 (1)	Vestis Corp.	790,536	0.4
16,723	Zurn Elkay Water Solutions Corp.	785,981	0.4
		37,284,381	20.0

	Information Technology: 18.5%
224,211 (1)	8x8, Inc.	464,117	0.2
33,610	A10 Networks, Inc.	1,013,005	0.5
33,443 (1)	ACI Worldwide, Inc.	1,460,456	0.8
5,162 (1)	Aehr Test Systems	476,607	0.3
71,869 (1)	Amplitude, Inc. - Class A	562,016	0.3
11,694 (1)	Applied Digital Corp.	552,892	0.3
6,850 (1)	Applied Optoelectronics, Inc.	1,085,109	0.6
42,086 (1)	Arlo Technologies, Inc.	561,427	0.3
85,131 (1)	AvePoint, Inc.	928,779	0.5
13,532	Bentley Systems, Inc. - Class B	441,685	0.2
51,568 (1)	Box, Inc. - Class A	1,390,273	0.7
48,218 (1)	Cerence, Inc.	620,084	0.3
30,600 (1)	Cipher Mining, Inc.	723,690	0.4
16,056 (1)	Cohu, Inc.	846,954	0.5
25,466 (1)	Core Scientific, Inc.	683,762	0.4
7,912 (1)	Credo Technology Group Holding Ltd.	1,867,469	1.0
16,169	CTS Corp.	1,038,212	0.6
11,048 (1)	DigitalOcean Holdings, Inc.	1,722,936	0.9
16,663 (1)	Dropbox, Inc. - Class A	447,901	0.2
66,466 (1)	Extreme Networks, Inc.	1,762,014	0.9
8,801 (1)	Hut 8 Corp.	1,098,629	0.6
46,477	Ingram Micro Holding Corp.	1,312,975	0.7
35,036 (1)	Knowles Corp.	1,310,697	0.7
3,890	Littelfuse, Inc.	1,816,124	1.0
22,662 (1)	Navitas Semiconductor Corp.	602,809	0.3
21,760 (1)	Photronics, Inc.	703,936	0.4
12,403 (1)	Rambus, Inc.	1,804,140	1.0
27,172 (1)	Riot Platforms, Inc.	736,633	0.4
19,015 (1)	Rubrik, Inc. - Class A	1,495,149	0.8
19,781 (1)(2)	Terawulf, Inc.	505,602	0.3
14,564 (1)	TTM Technologies, Inc.	2,530,058	1.4

See Accompanying Notes to Financial Statements

25

Voya MI Dynamic Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
10,119 (1)	Viavi Solutions, Inc.	$491,379	0.3
152,094 (1)	Yext, Inc.	635,753	0.3
33,995 (1)	Zeta Global Holdings Corp. - Class A	778,146	0.4
		34,471,418	18.5

	Materials: 5.9%
3,929	Balchem Corp.	615,792	0.3
105,517	Coeur Mining, Inc.	2,038,588	1.1
39,710 (1)	Critical Metals Corp.	444,752	0.2
45,106	Element Solutions, Inc.	1,913,848	1.0
109,613	Hecla Mining Co.	1,947,823	1.1
84,653	Huntsman Corp.	1,299,424	0.7
55,970 (1)	Rayonier Advanced Materials, Inc.	512,125	0.3
125,654	Tronox Holdings PLC	998,949	0.5
73,117 (1)(2)	United States Antimony Corp.	656,591	0.4
17,950 (1)	USA Rare Earth, Inc.	502,779	0.3
		10,930,671	5.9

	Real Estate: 6.2%
64,896	Acadia Realty Trust	1,429,010	0.8
97,262	CareTrust REIT, Inc.	3,970,235	2.1
108,586	DiamondRock Hospitality Co.	1,193,360	0.6
55,238	Diversified Healthcare Trust	459,580	0.3
15,635	First Industrial Realty Trust, Inc.	967,338	0.5
15,716	LTC Properties, Inc.	587,936	0.3
103,074 (2)	Medical Properties Trust, Inc.	526,708	0.3
24,787	Sabra Health Care REIT, Inc.	493,013	0.3
120,620	Summit Hotel Properties, Inc.	695,977	0.4
31,771	Tanger Factory Outlet Centers, Inc.	1,145,980	0.6
		11,469,137	6.2

	Utilities: 4.3%
35,556	Avista Corp.	1,474,507	0.8
26,604	Black Hills Corp.	1,937,303	1.1
102,317 (1)	Hawaiian Electric Industries, Inc.	1,360,816	0.7
25,589	NiSource, Inc.	1,182,724	0.6
16,823	Northwest Natural Holding Co.	815,747	0.4
24,695	Portland General Electric Co.	1,237,714	0.7
		8,008,811	4.3
	Total Common Stock
	(Cost $177,609,554)	184,113,218	98.9

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 1.1%
7,236	iShares Russell 2000 ETF	$2,101,552	1.1
	Total Exchange-Traded Funds
	(Cost $1,980,172)	2,101,552	1.1
	Total Long-Term Investments
	(Cost $179,589,726)	186,214,770	100.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 2.6%
	Repurchase Agreements: 2.0%
1,000,000 (3)	Bank of America securities Inc., Repurchase Agreement dated 05/31/2026, 3.630%, due 06/01/2026 (Repurchase Amount $1,000,298, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $1,020,000, due 06/01/33-09/20/65)	1,000,000	0.5
449,000 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 05/31/2026, 3.620%, due 06/01/2026 (Repurchase Amount $449,134, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.756%, Market Value plus accrued interest $457,980, due 04/01/33-09/20/75)	449,000	0.3

See Accompanying Notes to Financial Statements

26

Voya MI Dynamic Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (3)	Nomura Securities International, Inc., Repurchase Agreement dated 05/31/2026, 3.620%, due 06/01/2026 (Repurchase Amount $1,000,298, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 07/15/26-02/15/56)	$1,000,000	0.5
259,969 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 05/31/2026, 3.610%, due 06/01/2026 (Repurchase Amount $260,046, collateralized by various U.S. Government Securities, 0.000%-4.625%, Market Value plus accrued interest $265,168, due 02/15/34-08/15/46)	259,969	0.2
1,000,000 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 05/31/2026, 3.730%, due 06/01/2026 (Repurchase Amount $1,000,307, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,016,220, due 01/15/28-02/15/56)	1,000,000	0.5
	Total Repurchase Agreements
	(Cost $3,708,969)	3,708,969	2.0

	Time Deposits: 0.3%
100,413 (3)	DZ Bank AG, 3.610%, 06/01/2026	100,413	0.1
100,413 (3)	Landesbank Hessen Thueringen Girozentrale, 3.620%, 06/01/2026	100,413	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
100,413 (3)	Mizuho Bank Ltd., 3.620%, 06/01/2026	$100,413	0.0
100,413 (3)	Royal Bank of Canada, 3.640%, 06/01/2026	100,413	0.0
100,413 (3)	Societe Generale S.A., 3.620%, 06/01/2026	100,413	0.0
100,413 (3)	Toronto-Dominion Bank, 3.630%, 06/01/2026	100,413	0.1
	Total Time Deposits
	(Cost $602,478)	602,478	0.3
			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.3%
517,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.540% (Cost $517,000)	$517,000	0.3
	Total Short-Term Investments
	(Cost $4,828,447)	4,828,447	2.6

	Total Investments in Securities
	(Cost $184,418,173)	$191,043,217	102.6
	Liabilities in Excess of Other Assets	(4,853,857)	(2.6)
	Net Assets	$186,189,360	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of May 31, 2026.

See Accompanying Notes to Financial Statements

27

Voya MI Dynamic Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2026
Asset Table
Investments, at fair value
Common Stock*	$184,113,218	$—	$—	$184,113,218
Exchange-Traded Funds	2,101,552	—	—	2,101,552
Short-Term Investments	517,000	4,311,447	—	4,828,447
Total Investments, at fair value	$186,731,770	$4,311,447	$—	$191,043,217

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At May 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $185,664,912.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$23,600,971
Gross Unrealized Depreciation	(18,223,119)
Net Unrealized Appreciation	$5,377,852

See Accompanying Notes to Financial Statements

28

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended May 31, 2026, were as follows:

		Per Share
Fund Name	Type	Amount
Voya Corporate Leaders® 100 Fund
Class A	NII	$0.3167
Class C	NII	$0.1732
Class I	NII	$0.3976
Class R	NII	$0.2501
Class R6	NII	$0.3960
Class W	NII	$0.3801
All Classes	STCG	$0.6332
All Classes	LTCG	$1.1909

Voya MI Dynamic Small Cap Fund
Class A	NII	$0.0613
Class C	NII	$0.0238
Class I	NII	$0.0952
Class R	NII	$0.0412
Class R6	NII	$0.0977
Class W	NII	$0.0857
All Classes	ROC	$0.0093
All Classes	STCG	$1.4875
All Classes	LTCG	$0.1503

NII - Net investment income

ROC - Return of Capital

STCG - Short-term capital gain

LTCG - Long-term capital gain

Of the ordinary distributions made during the year ended May 31, 2026, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Corporate Leaders® 100 Fund	60.06%
Voya MI Dynamic Small Cap Fund	12.47%

For the year ended May 31, 2026, the following are percentages of ordinary distributions paid by the Funds that are designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals:

Voya Corporate Leaders® 100 Fund	62.06%
Voya MI Dynamic Small Cap Fund	15.32%

The Funds designate the following amount of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Corporate Leaders® 100 Fund	$54,574,248
Voya MI Dynamic Small Cap Fund	$1,672,885

29

TAX INFORMATION (Unaudited) (continued)

The Funds designate the following amounts as Section 199A dividends:

Voya Corporate Leaders® 100 Fund	$863,862
Voya MI Dynamic Small Cap Fund	$482,361

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

30

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

163050 (0526)

Annual Financial Statements and Other Information

May 31, 2026

Classes A, C, I, R, R6 and W

Domestic Equity Fund

■	Voya MI Dynamic SMID Cap Fund (formerly, Voya Mid Cap Research Enhanced Index Fund)

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Voya MI Dynamic SMID Cap Fund (formerly, Voya Mid Cap Research Enhanced Index Fund)

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Voya MI Dynamic SMID Cap Fund (formerly, Voya Mid Cap Research Enhanced Index Fund) (the “Fund”) (one of the funds constituting Voya Equity Trust (the “Trust”)), including the portfolio of investments, as of May 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Voya Equity Trust) at May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

July 23, 2026

1

STATEMENT OF ASSETS AND LIABILITIES as of May 31, 2026

ASSETS:
Investments in securities at fair value+*	$139,699,881
Short-term investments at fair value†	2,998,703
Cash	14,311
Receivables:
Investment securities sold	335,027
Fund shares sold	828
Dividends	41,643
Interest	556
Prepaid expenses	40,117
Reimbursement due from Investment Adviser	25,943
Other assets	19,835
Total assets	143,176,844

LIABILITIES:
Payable for fund shares redeemed	209,591
Payable upon receipt of securities loaned	2,924,703
Payable for investment management fees	64,170
Payable for distribution and shareholder service fees	30,975
Payable to trustees under the deferred compensation plan (Note 6)	19,835
Payable for trustee fees	340
Other accrued expenses and liabilities	117,241
Total liabilities	3,366,855
NET ASSETS	$139,809,989

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$112,451,268
Total distributable earnings	27,358,721
NET ASSETS	$139,809,989

+ Including securities loaned at value	$2,738,363
* Cost of investments in securities	$115,476,551
† Cost of short-term investments	$2,998,703

See Accompanying Notes to Financial Statements

2

STATEMENT OF ASSETS AND LIABILITIES as of May 31, 2026 (continued)

Class A
Net assets	$120,402,697
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	7,009,170
Net asset value and redemption price per share†	$17.18
Maximum offering price per share (5.75%)(1)	$18.23

Class C
Net assets	$365,265
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	24,810
Net asset value and redemption price per share†	$14.72

Class I
Net assets	$4,366,408
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	238,636
Net asset value and redemption price per share	$18.30

Class R
Net assets	$13,574,401
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	822,342
Net asset value and redemption price per share	$16.51

Class R6
Net assets	$2,671
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	146
Net asset value and redemption price per share	$18.29

Class W
Net assets	$1,098,547
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	59,452
Net asset value and redemption price per share	$18.48

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

3

STATEMENT OF OPERATIONS for the year ended May 31, 2026

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,132,181
Interest	1,625
Securities lending income, net	28,259
Other	821
Total investment income	2,162,886

EXPENSES:
Investment management fees	748,639
Distribution and shareholder service fees:
Class A	282,612
Class C	2,777
Class R	62,753
Transfer agent fees:
Class A	169,798
Class C	554
Class I	12,514
Class R	18,810
Class R6(1)	24
Class W	5,614
Shareholder reporting expense	39,277
Registration fees	85,958
Professional fees	44,200
Custody and accounting expense	24,094
Trustee fees	3,399
Licensing fee (Note 7)	25,439
Miscellaneous expense	23,317
Interest expense	4,413
Total expenses	1,554,192
Waived and reimbursed fees	(240,442)
Net expenses	1,313,750
Net investment income	849,136

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	29,258,004
Net change in unrealized appreciation (depreciation) on investments	1,288,940
Net realized and unrealized gain	30,546,944
Increase in net assets resulting from operations	$31,396,080

* Foreign taxes withheld	$2,858

(1) Class R6 shares of the fund commenced operations on October 01, 2025.

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31, 2026	Year Ended May 31, 2025
FROM OPERATIONS:
Net investment income	$849,136	$1,037,019
Net realized gain	29,258,004	16,343,853
Net change in unrealized appreciation (depreciation)	1,288,940	(10,026,194)
Increase in net assets resulting from operations	31,396,080	7,354,678

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(27,113,710)	(12,266,751)
Class C	(101,510)	(54,705)
Class I	(1,167,950)	(1,215,534)
Class R	(3,010,079)	(1,438,600)
Class R6(1)	(700)	—
Class W	(253,681)	(2,642,921)
Total distributions	(31,647,630)	(17,618,511)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,508,528	11,902,397
Reinvestment of distributions	31,378,636	17,465,998

	34,887,164	29,368,395
Cost of shares redeemed	(51,344,340)	(35,194,202)
Net decrease in net assets resulting from capital share transactions	(16,457,176)	(5,825,807)
Net decrease in net assets	(16,708,726)	(16,089,640)

NET ASSETS:
Beginning of year or period	156,518,715	172,608,355
End of year or period	$139,809,989	$156,518,715

(1) Class R6 shares of the fund commenced operations on October 01, 2025.

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
05-31-26	17.96	0.11	•	3.84	3.95	0.14	4.59	—	4.73	—	17.18	25.15	1.14	0.96	0.96	0.64	120,403	153
05-31-25	19.31	0.11	•	0.72	0.83	0.14	2.04	—	2.18	—	17.96	3.48	1.07	0.95	0.95	0.58	108,550	72
05-31-24	15.34	0.12	•	3.99	4.11	0.14	—	—	0.14	—	19.31	26.90	1.05	0.96	0.96	0.70	113,786	107
05-31-23	17.14	0.13	•	(0.88)	(0.75)	0.10	0.95	—	1.05	—	15.34	(4.45)	1.11	0.95	0.95	0.82	97,951	91
05-31-22	21.15	0.09	•	(1.18)	(1.09)	0.11	2.81	—	2.92	—	17.14	(6.18)	1.13	0.95	0.95	0.48	108,606	72
Class C
05-31-26	15.99	0.02	•	3.36	3.38	0.06	4.59	—	4.65	—	14.72	24.50	1.64	1.46	1.46	0.15	365	153
05-31-25	17.41	0.01	•	0.67	0.68	0.06	2.04	—	2.10	—	15.99	2.98	1.57	1.45	1.45	0.07	443	72
05-31-24	13.85	0.03	•	3.59	3.62	0.06	—	—	0.06	—	17.41	26.22	1.55	1.46	1.46	0.21	425	107
05-31-23	15.57	0.05	•	(0.80)	(0.75)	0.02	0.95	—	0.97	—	13.85	(4.90)	1.61	1.45	1.45	0.31	420	91
05-31-22	19.48	(0.00	)*•	(1.08)	(1.08)	0.02	2.81	—	2.83	—	15.57	(6.66)	1.63	1.45	1.45	(0.01)	584	72
Class I
05-31-26	18.86	0.16	•	4.06	4.22	0.19	4.59	—	4.78	—	18.30	25.42	0.95	0.71	0.71	0.83	4,366	153
05-31-25	20.17	0.17	•	0.75	0.92	0.19	2.04	—	2.23	—	18.86	3.75	0.76	0.70	0.70	0.86	10,222	72
05-31-24	16.01	0.17	•	4.17	4.34	0.18	—	—	0.18	—	20.17	27.26	0.74	0.71	0.71	0.93	20,041	107
05-31-23	17.84	0.18	•	(0.92)	(0.74)	0.14	0.95	—	1.09	—	16.01	(4.21)	0.80	0.70	0.70	1.09	11,314	91
05-31-22	21.90	0.15	•	(1.24)	(1.09)	0.16	2.81	—	2.97	—	17.84	(5.99)	0.82	0.70	0.70	0.75	18,326	72
Class R
05-31-26	17.42	0.07	•	3.71	3.78	0.10	4.59	—	4.69	—	16.51	24.83	1.39	1.21	1.21	0.39	13,574	153
05-31-25	18.79	0.06	•	0.71	0.77	0.10	2.04	—	2.14	—	17.42	3.23	1.32	1.20	1.20	0.33	12,413	72
05-31-24	14.93	0.08	•	3.88	3.96	0.10	—	—	0.10	—	18.79	26.62	1.30	1.21	1.21	0.45	12,893	107
05-31-23	16.71	0.09	•	(0.86)	(0.77)	0.06	0.95	—	1.01	—	14.93	(4.69)	1.36	1.20	1.20	0.57	10,760	91
05-31-22	20.69	0.04	•	(1.15)	(1.11)	0.06	2.81	—	2.87	—	16.71	(6.42)	1.38	1.20	1.20	0.23	11,973	72
Class R6
10-01-25(4)- 05-31-26	20.49	0.09	•	2.50	2.59	0.20	4.59	—	4.79	—	18.29	15.42	2.12	0.71	0.71	0.78	3	153
Class W
05-31-26	18.95	0.11	•	4.14	4.25	0.13	4.59	—	4.72	—	18.48	25.39	0.82	0.71	0.71	0.55	1,099	153
05-31-25	20.26	0.16	•	0.76	0.92	0.19	2.04	—	2.23	—	18.95	3.76	0.82	0.70	0.70	0.82	24,891	72
05-31-24	16.08	0.17	•	4.19	4.36	0.18	—	—	0.18	—	20.26	27.26	0.80	0.71	0.71	0.92	25,463	107
05-31-23	17.91	0.19	•	(0.93)	(0.74)	0.14	0.95	—	1.09	—	16.08	(4.20)	0.86	0.70	0.70	1.10	17,908	91
05-31-22	21.96	0.15	•	(1.23)	(1.08)	0.16	2.81	—	2.97	—	17.91	(5.93)	0.88	0.70	0.70	0.73	111	72

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS (continued)

*       Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

7

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026

NOTE 1 — ORGANIZATION

Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for Voya MI Dynamic SMID Cap Fund (“MI Dynamic SMID Cap” or the “Fund”), a diversified series of the Trust. Prior to July 28, 2025, MI Dynamic SMID Cap was known as Voya Mid Cap Research Enhanced Index Fund.

The Fund offers the following classes of shares: Class A, Class C, Class I, Class R, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company and Voya Investment Management (UK) Limited(1) (“Voya UK” or the “sub-sub-adviser”) to serve as the sub-advisers to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

(1)  Voya UK was appointed as sub-sub-adviser to the fund on July 28, 2025

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s

8

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income, adjusted for the accretion of discounts and amortization of premiums (if applicable), is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

9

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(2) Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaim recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders.

Therefore, no U.S. federal income tax provision is required. Management has considered the sustainability of the Fund’s tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions will be made until any capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Securities Lending. The Fund has the option to temporarily loan up to 331/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Fund. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.

H. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended May 31, 2026, the cost of purchases and the proceeds from sales of investments, excluding short-term securities, were as follows:

Purchases	Sales
$208,837,481	$255,117,412

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment

10

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of the Fund, at the following annual rates: 0.550% on the first $500 million, 0.525% on the next $250 million, 0.500% on the next $1.25 billion, and 0.475% in excess of $2 billion.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C and Class R shares of the Fund have a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of the Fund pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:

Class A	Class C	Class R
0.25%	0.75%	0.50%

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the fund, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the year ended May 31, 2026, the Distributor retained the following amounts in sales charges:

	Class A	Class C
Initial Sales Charges:	$994	$—
Contingent Deferred Sales Charges:	$—	$34

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2026, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Fund:

Subsidiary	Percentage
Voya Institutional Trust Company	9.09%

The Investment Adviser may direct the Fund’s Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of the Fund. Any amount credited to the Fund is reflected as brokerage commission recapture on the accompanying Statement of Operations.

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended May 31, 2026, the per account fees for affiliated recordkeeping services paid by the Fund were $5,864.

NOTE 7 — LICENSING FEE

The Fund pays an annual licensing fee to S&P Opco, LLC. in order to obtain data and permissions necessary to achieve its principal investment strategy.

11

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Fund’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

Class A	Class C	Class I	Class R	Class R6	Class W
1.00%	1.50%	0.75%	1.25%	0.75%	0.75%

Pursuant to a side letter agreement, through October 1, 2026, the Investment Adviser has further lowered the expense limits to the levels listed below. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Class A	Class C	Class I	Class R	Class R6	Class W
0.95%	1.45%	0.70%	1.20%	0.70%	0.70%

Unless otherwise specified above, the Investment Adviser may through October 1, 2026 recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of May 31, 2026, the Fund did not have any amount of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser.

The Expense Limitation Agreement is contractual through October 1, 2026. Termination or modification of this obligation requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective June 10, 2025, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Fund utilized the line of credit during the year ended May 31, 2026 as follows:

Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
4	$7,493,250	5.30%

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
5/31/2026	80,568	—	1,751,932	(866,423)	—	966,077	1,365,536	—	26,874,632	(14,764,654)	—	13,475,514
5/31/2025	78,540	—	626,353	(555,198)	—	149,695	1,493,261	—	12,138,715	(10,622,236)	—	3,009,740
Class C
5/31/2026	1,731	—	7,655	(12,271)	—	(2,885)	27,164	—	100,897	(185,232)	—	(57,171)
5/31/2025	11,374	—	3,141	(11,255)	—	3,260	189,771	—	54,310	(190,970)	—	53,111
Class I
5/31/2026	66,418	—	69,813	(439,613)	—	(303,382)	1,161,664	—	1,139,348	(8,322,056)	—	(6,021,044)
5/31/2025	251,521	—	58,634	(761,893)	—	(451,738)	4,945,966	—	1,191,452	(16,141,863)	—	(10,004,445)
Class R
5/31/2026	47,345	—	203,935	(141,511)	—	109,769	753,138	—	3,010,078	(2,404,037)	—	1,359,179

12

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class R
5/31/2025	31,077	—	76,481	(81,227)	—	26,331	572,814	—	1,438,600	(1,480,742)	—	530,672
Class R6
10/01/2025(1)-5/31/2026	146	—	—	—	—	146	3,000	—	—	—	—	3,000
Class W
5/31/2026	10,413	—	15,393	(1,279,996)	—	(1,254,190)	198,026	—	253,681	(25,668,361)	—	(25,216,654)
5/31/2025	262,172	—	129,491	(335,066)	—	56,597	4,700,585	—	2,642,921	(6,758,391)	—	585,115

(1)	Commencement of operations.

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market close of the Fund at its last sale price or official closing price on the principal exchange or system on which it is traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the fund.

The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of May 31, 2026:

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Int’l Ltd.	$475,886	$(475,886)	$—
BofA Securities Inc	374,116	(374,116)	—
Citadel Securities LLC	536,988	(536,988)	—
Citigroup Global Markets Inc.	310,695	(310,695)	—
Deutsche Bank Securities Inc.	1,198	(1,198)	—
J.P. Morgan Securities LLC	357,228	(357,228)	—
UBS AG	682,252	(682,252)	—
Total	$2,738,363	$(2,738,363)	$—

(1)	Cash collateral with a fair value of $2,924,703 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

13

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of distributions in connection with redemption of fund shares (equalization) and wash sale deferrals.

The following permanent tax differences have been reclassified as of May 31, 2026:

Paid-in		Distributable
Capital		Earnings
$2,480,078	(1)	$(2,480,078)

(1)	Amount relates to equalization.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended May 31, 2026		Year Ended May 31, 2025
Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
$6,790,882	$24,856,748	$3,496,290	$14,122,221

The tax-basis components of distributable earnings as of May 31, 2026, were:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Total Distributable Earnings/(Loss)
$4,280,922	$11,166	$23,066,633	$—	$27,358,721

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of May 31, 2026, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Pandemics and other disruptions may also create challenges for real estate markets, including lower occupancy rates, decreased lease payments, defaults, and foreclosures among other consequences. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Military action by Russia in Ukraine, the prolonged conflict between Hamas and Israel, the Iranian conflict that commenced in February 2026, and political upheaval in Venezuela have resulted, and

14

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production or transportation, including through key shipping routes, any of which could adversely affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to issuers in the affected regions. The escalation or expansion of hostilities, including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions, and resulting market disruptions are impossible to predict but could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund’s investments. Any of these occurrences could disrupt the operations of Fund and of a Fund’s service providers. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to a Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of a Fund. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

NOTE 14 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Fund has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Fund holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Fund’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENT

The Fund has adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 16 — SUBSEQUENT EVENTS

Line of Credit Renewal: Effective June 8, 2026, the funds to which the Credit Agreement is available have entered into a renewed Credit Agreement with BNY for an aggregate amount of $300,000,000 and continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

15

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 16 — SUBSEQUENT EVENTS (continued)

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

16

Voya MI Dynamic SMID Cap Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.1%
	Communication Services: 2.4%
6,460 (1)(2)	AST SpaceMobile, Inc.	$732,629	0.5
22,446 (2)	CarGurus, Inc.	670,237	0.5
56,209 (2)	Lumen Technologies, Inc.	617,737	0.4
10,775	New York Times Co. - Class A	810,388	0.6
45,094 (2)	PubMatic, Inc. - Class A	526,698	0.4
		3,357,689	2.4

	Consumer Discretionary: 6.3%
63,578	Camping World Holdings, Inc. - Class A	466,027	0.3
21,171 (2)	CarMax, Inc.	944,650	0.7
13,741 (2)	Etsy, Inc.	933,289	0.7
33,229	Gap, Inc.	702,793	0.5
39,034	Gentex Corp.	943,061	0.7
20,843	H&R Block, Inc.	802,247	0.6
50,124	Kohl’s Corp.	719,781	0.5
41,371	Macy’s, Inc.	900,233	0.6
35,970 (2)	Sonos, Inc.	567,607	0.4
60,409	Super Group SGHC Ltd.	752,092	0.5
16,672	Travel + Leisure Co.	1,133,696	0.8
		8,865,476	6.3

	Consumer Staples: 0.7%
5,547	Coca-Cola Consolidated, Inc.	961,073	0.7

	Energy: 3.2%
28,450 (2)	Antero Resources Corp.	1,017,088	0.7
18,349	APA Corp.	668,454	0.5
103,773	NOV, Inc.	2,071,309	1.5
47,885 (2)	Talos Energy, Inc.	702,473	0.5
		4,459,324	3.2

	Financials: 15.2%
9,757	Axis Capital Holdings Ltd.	926,232	0.7
59,141	Banc of California, Inc.	1,136,690	0.8
99,795	BGC Group, Inc. - Class A	1,042,858	0.8
98,988	F.N.B. Corp.	1,730,310	1.2
12,665	First American Financial Corp.	838,803	0.6
21,389	First Hawaiian, Inc.	577,075	0.4
57,636	First Horizon Corp.	1,396,520	1.0
6,391	Globe Life, Inc.	979,357	0.7
12,734	Hancock Whitney Corp.	867,440	0.6
4,932	Hanover Insurance Group, Inc.	918,338	0.7
29,532	MGIC Investment Corp.	744,797	0.5
40,007	Old Republic International Corp.	1,489,461	1.1
99,300	P10, Inc. - Class A	822,204	0.6
163,021 (2)	Payoneer Global, Inc.	847,709	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
9,249	Popular, Inc.	$1,373,754	1.0
45,121	Rithm Capital Corp.	420,528	0.3
32,295 (2)	Slide Insurance Holdings, Inc.	582,279	0.4
47,231	Starwood Property Trust, Inc.	806,705	0.6
73,307	Valley National Bancorp	1,009,437	0.7
50,879 (1)	WisdomTree, Inc.	969,245	0.7
49,947	XP, Inc. - Class A	832,617	0.6
14,168	Zions Bancorp NA	884,792	0.6
		21,197,151	15.2

	Health Care: 10.7%
24,715 (2)	10X Genomics, Inc. - Class A	699,558	0.5
36,606 (2)	Alignment Healthcare, Inc.	560,804	0.4
7,417 (2)	AnaptysBio, Inc.	412,904	0.3
94,458 (2)	BioCryst Pharmaceuticals, Inc.	841,621	0.6
23,708	Bio-Techne Corp.	1,225,229	0.9
10,298 (2)	HealthEquity, Inc.	906,121	0.7
46,741 (1)(2)	ImmunityBio, Inc.	351,492	0.3
10,767 (2)	Insmed, Inc.	1,151,100	0.8
14,012 (2)	LivaNova PLC	1,034,086	0.7
148,275 (2)	MannKind Corp.	558,997	0.4
22,715 (2)	Option Care Health, Inc.	474,062	0.3
185,950 (2)	Organogenesis Holdings, Inc.	477,891	0.3
3,599 (2)	Palvella Therapeutics, Inc.	426,338	0.3
19,109	QIAGEN N.V.	699,198	0.5
49,096 (2)	Relay Therapeutics, Inc.	689,799	0.5
5,224 (2)	Revolution Medicines, Inc.	822,675	0.6
9,886 (2)	Spyre Therapeutics, Inc.	726,621	0.5
5,393 (2)	Tenet Healthcare Corp.	945,501	0.7
17,110 (2)	Travere Therapeutics, Inc.	807,250	0.6
30,025 (2)	Waystar Holding Corp.	597,798	0.4
80,798 (2)	Xeris Biopharma Holdings, Inc.	497,716	0.4
		14,906,761	10.7

	Industrials: 22.8%
11,252	A.O. Smith Corp.	638,213	0.5
3,156	Acuity Brands, Inc.	962,927	0.7
10,566	Albany International Corp. - Class A	683,515	0.5
6,391	Allegion PLC	831,277	0.6
7,556	Allison Transmission Holdings, Inc.	857,833	0.6
5,493	Applied Industrial Technologies, Inc.	1,668,828	1.2
5,249 (2)	Bloom Energy Corp. - Class A	1,495,965	1.1

See Accompanying Notes to Financial Statements

17

Voya MI Dynamic SMID Cap Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
5,262	BWX Technologies, Inc.	$1,030,721	0.7
1,112	Comfort Systems USA, Inc.	2,032,969	1.5
22,805 (2)	Core & Main, Inc. - Class A	1,127,707	0.8
16,550	Enerpac Tool Group Corp.	554,259	0.4
6,527 (2)	Everus Construction Group, Inc.	971,022	0.7
14,814	Flowserve Corp.	1,118,605	0.8
48,714 (2)	Gates Industrial Corp. PLC	1,262,667	0.9
13,392	Hexcel Corp.	1,202,468	0.9
7,972	ITT, Inc.	1,554,540	1.1
11,747 (2)	Kratos Defense & Security Solutions, Inc.	753,335	0.5
90,952 (2)	Legalzoom.com, Inc.	572,088	0.4
33,196 (2)	Lyft, Inc. - Class A	468,396	0.3
35,238	Mueller Water Products, Inc. - Class A	888,350	0.6
2,892	Nordson Corp.	830,958	0.6
46,378 (2)	NOW, Inc.	593,175	0.4
8,119	Owens Corning	1,021,533	0.7
6,055 (2)	Paylocity Holding Corp.	695,901	0.5
11,287	Pentair PLC	799,571	0.6
18,249	Robert Half International, Inc.	537,251	0.4
11,000 (2)	Rocket Lab Corp.	1,578,280	1.1
62,060 (2)	Titan International, Inc.	448,073	0.3
9,110	Toro Co.	818,807	0.6
3,083	Watsco, Inc.	1,131,769	0.8
5,907	Watts Water Technologies, Inc. - Class A	1,825,145	1.3
20,958	Zurn Elkay Water Solutions Corp.	985,026	0.7
		31,941,174	22.8

	Information Technology: 21.9%
86,130 (2)	Amplitude, Inc. - Class A	673,537	0.5
8,349 (2)	Applied Digital Corp.	394,741	0.3
2,283 (2)	Applied Optoelectronics, Inc.	361,650	0.3
3,315 (2)	Astera Labs, Inc.	1,136,548	0.8
85,928 (2)	AvePoint, Inc.	937,474	0.7
23,729	Bentley Systems, Inc. - Class B	774,515	0.6
3,916 (2)	Ciena Corp.	2,272,181	1.6
20,566 (2)	Cipher Mining, Inc.	486,386	0.3
4,646 (2)	Coherent Corp.	1,679,390	1.2
21,281 (2)	Core Scientific, Inc.	571,395	0.4
4,623 (2)	Credo Technology Group Holding Ltd.	1,091,167	0.8
23,975 (2)	Dropbox, Inc. - Class A	644,448	0.5
26,943 (2)	Dynatrace, Inc.	1,147,502	0.8
26,454 (2)	Extreme Networks, Inc.	701,295	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
16,135	Ingram Micro Holding Corp.	$455,814	0.3
9,826 (1)(2)	IonQ, Inc.	708,160	0.5
29,201 (2)	Knowles Corp.	1,092,409	0.8
1,746	Littelfuse, Inc.	815,155	0.6
1,710 (2)	Lumentum Holdings, Inc.	1,461,982	1.0
18,308 (2)	Nutanix, Inc. - Class A	953,297	0.7
16,067 (2)	Pure Storage, Inc. - Class A	1,277,487	0.9
6,514 (2)	Rambus, Inc.	947,526	0.7
12,233 (2)	Rubrik, Inc. - Class A	961,881	0.7
2,650 (2)	Sandisk Corp.	4,491,697	3.2
1,056 (2)	SiTime Corp.	749,971	0.5
8,934	Skyworks Solutions, Inc.	695,512	0.5
5,914	TD SYNNEX Corp.	1,545,210	1.1
5,520 (2)	TTM Technologies, Inc.	958,934	0.7
7,032 (2)	Viasat, Inc.	566,920	0.4
		30,554,184	21.9

	Materials: 6.4%
3,817	Albemarle Corp.	673,395	0.5
9,140	AptarGroup, Inc.	1,058,869	0.7
56,602 (2)	Cleveland-Cliffs, Inc.	769,787	0.5
50,215	Coeur Mining, Inc.	970,154	0.7
13,079	Crown Holdings, Inc.	1,243,551	0.9
23,656	Element Solutions, Inc.	1,003,724	0.7
45,872	Hecla Mining Co.	815,145	0.6
71,130	Huntsman Corp.	1,091,846	0.8
13,000	RPM International, Inc.	1,377,610	1.0
		9,004,081	6.4

	Real Estate: 5.9%
40,202	Brixmor Property Group, Inc.	1,228,573	0.9
35,735	CareTrust REIT, Inc.	1,458,703	1.0
15,194	EPR Properties	866,818	0.6
15,946	First Industrial Realty Trust, Inc.	986,579	0.7
59,616	Host Hotels & Resorts, Inc.	1,369,975	1.0
25,955	Omega Healthcare Investors, Inc.	1,213,656	0.9
29,257	Tanger Factory Outlet Centers, Inc.	1,055,300	0.8
		8,179,604	5.9

	Utilities: 3.6%
5,247	Black Hills Corp.	382,086	0.3
51,369 (2)	Hawaiian Electric Industries, Inc.	683,208	0.5
41,370	MDU Resources Group, Inc.	872,080	0.6
9,020	National Fuel Gas Co.	696,795	0.5
39,533	NiSource, Inc.	1,827,215	1.3

See Accompanying Notes to Financial Statements

18

Voya MI Dynamic SMID Cap Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
8,034	ONE Gas, Inc.	$624,563	0.4
		5,085,947	3.6
	Total Common Stock (Cost $114,389,843)	138,512,464	99.1

EXCHANGE-TRADED FUNDS: 0.9%
13,402 (1)	iShares Russell 2500 ETF	1,187,417	0.9

	Total Exchange-Traded Funds (Cost $1,086,708)	1,187,417	0.9
	Total Long-Term Investments (Cost $115,476,551)	139,699,881	100.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Repurchase Agreements: 2.1%
1,000,000 (3)	Citadel Securities LLC, Repurchase Agreement dated 05/31/2026, 3.680%, due 06/01/2026 (Repurchase Amount $1,000,302, collateralized by various U.S. Government Securities, 0.000%-6.125%, Market Value plus accrued interest $1,020,313, due 06/09/26-05/15/56)	1,000,000	0.7
748,000 (3)	HSBC Securities (USA) Inc., Repurchase Agreement dated 05/31/2026, 3.620%, due 06/01/2026 (Repurchase Amount $748,223, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $762,960, due 12/01/27-05/20/65)	748,000	0.6
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
176,703 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 05/31/2026, 3.610%, due 06/01/2026 (Repurchase Amount $176,755, collateralized by various U.S. Government Securities, 0.000%-4.625%, Market Value plus accrued interest $180,237, due 02/15/34-08/15/46)	$176,703	0.1
1,000,000 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 05/31/2026, 3.730%, due 06/01/2026 (Repurchase Amount $1,000,307, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,016,220, due 01/15/28-02/15/56)	1,000,000	0.7
	Total Repurchase Agreements (Cost $2,924,703)	2,924,703	2.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
74,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.540% (Cost $74,000)	$74,000	0.0

	Total Short-Term Investments (Cost $2,998,703)	2,998,703	2.1
	Total Investments in Securities (Cost $118,475,254)	$142,698,584	102.1
	Liabilities in Excess of Other Assets	(2,888,595)	(2.1)
	Net Assets	$139,809,989	100.0

See Accompanying Notes to Financial Statements

19

Voya MI Dynamic SMID Cap Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of May 31, 2026.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2026
Asset Table
Investments, at fair value
Common Stock*	$138,512,464	$—	$—	$138,512,464
Exchange-Traded Funds	1,187,417	—	—	1,187,417
Short-Term Investments	74,000	2,924,703	—	2,998,703
Total Investments, at fair value	$139,773,881	$2,924,703	$—	$142,698,584

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At May 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $119,631,951.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$30,520,847
Gross Unrealized Depreciation	(7,454,214)
Net Unrealized Appreciation	$23,066,633

See Accompanying Notes to Financial Statements

20

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended May 31, 2026, were as follows:

Fund Name	Type	Per Share Amount
Voya MI Dynamic SMID Cap Fund
Class A	NII	$0.1442
Class C	NII	$0.0592
Class I	NII	$0.1897
Class R	NII	$0.0956
Class R6	NII	$0.1964
Class W	NII	$0.1253
All Classes	STCG	$0.8733
All Classes	LTCG	$3.7118

NII — Net investment income

STCG— Short-term capital gain

LTCG — Long-term capital gain

Of the ordinary distributions made during the year ended May 31, 2026, 21.70% qualify for the dividends received deduction (DRD) available to corporate shareholders.

For the year ended May 31, 2026, 22.73% of ordinary distributions paid by the Fund is designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals.

The Fund designates $24,856,748 of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(c).

The Fund designates $490,021 as Section 199A dividends.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

21

Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc. 103 Bellevue Parkway Wilmington, Delaware 19809	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

163060 (0526)

Annual Financial Statements and Other Information

May 31, 2026

Voya Global Income & Growth Fund

Classes A, C, I, R6 and W

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Voya Global Income & Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Voya Global Income & Growth Fund (the “Fund”), (one of the funds constituting Voya Equity Trust (the “Trust”)), including the portfolio of investments, as of May 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Voya Equity Trust) at May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

July 23, 2026

1

STATEMENT OF ASSETS AND LIABILITIES as of May 31, 2026

ASSETS:
Investments in securities at fair value+*	$428,946,054
Short-term investments at fair value†	31,870,808
Cash	66,570
Foreign currencies at value‡	2,738,799
Receivables:
Investment securities and currencies sold	14,108,987
Fund shares sold	22,715
Dividends	333,567
Interest	2,718,130
Foreign tax reclaims	73,066
Unrealized appreciation on forward foreign currency contracts	1,496
Prepaid expenses	36,068
Reimbursement due from Investment Adviser	71,224
Other assets	36,717
Total assets	481,024,201

LIABILITIES:
Income distribution payable	52,840
Payable for investment securities and currencies purchased	16,506,061
Payable for fund shares redeemed	748,747
Payable upon receipt of securities loaned	7,826,176
Unrealized depreciation on forward foreign currency contracts	6,861
Payable for investment management fees	289,074
Payable for distribution and shareholder service fees	86,663
Payable to trustees under the deferred compensation plan (Note 6)	36,717
Payable for trustee fees	1,101
Other accrued expenses and liabilities	229,192
Other payables	11,224
Written options, at fair value^	90,779
Total liabilities	25,885,435
NET ASSETS	$455,138,766

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$403,046,954
Total distributable earnings	52,091,812
NET ASSETS	$455,138,766

+ Including securities loaned at value	$7,543,156
* Cost of investments in securities	$374,146,602
† Cost of short-term investments	$31,870,808
‡ Cost of foreign currencies	$2,721,258
^ Premiums received on written options	$80,097

See Accompanying Notes to Financial Statements

2

STATEMENT OF ASSETS AND LIABILITIES as of May 31, 2026 (continued)

Class A
Net assets	$359,733,664
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	27,642,235
Net asset value and redemption price per share†	$13.01
Maximum offering price per share (5.75%)(1)	$13.80

Class C
Net assets	$12,309,510
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	926,101
Net asset value and redemption price per share†	$13.29

Class I
Net assets	$56,303,811
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	4,222,203
Net asset value and redemption price per share	$13.34

Class R6
Net assets	$216,963
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	16,197
Net asset value and redemption price per share	$13.40

Class W
Net assets	$26,574,818
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	1,996,377
Net asset value and redemption price per share	$13.31

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

3

STATEMENT OF OPERATIONS for the year ended May 31, 2026

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,162,427
Interest	10,503,340
Securities lending income, net	99,469
Other	2,616
Total investment income	13,767,852

EXPENSES:
Investment management fees	3,301,565
Distribution and shareholder service fees:
Class A	862,010
Class C	135,812
Transfer agent fees:
Class A	396,498
Class C	15,366
Class I	28,750
Class R6	76
Class W	30,060
Shareholder reporting expense	114,698
Registration fees	76,630
Professional fees	45,708
Custody and accounting expense	77,960
Trustee fees	11,004
Miscellaneous expense	43,861
Total expenses	5,139,998
Waived and reimbursed fees	(382,416)
Net expenses	4,757,582
Net investment income	9,010,270

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	46,384,782
Forward foreign currency contracts	(7,791)
Foreign currency related transactions	(273,225)
Written options	19,103
Net realized gain	46,122,869

Net change in unrealized appreciation (depreciation) on:
Investments	28,415,220
Forward foreign currency contracts	(5,365)
Foreign currency related transactions	(8,274)
Written options	(46,696)
Net change in unrealized appreciation (depreciation)	28,354,885
Net realized and unrealized gain	74,477,754
Increase in net assets resulting from operations	$83,488,024

* Foreign taxes withheld	$147,193

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31, 2026	Year Ended May 31, 2025
FROM OPERATIONS:
Net investment income	$9,010,270	$7,027,999
Net realized gain (loss)	46,122,869	(7,951,303)
Net change in unrealized appreciation (depreciation)	28,354,885	26,824,519
Increase in net assets resulting from operations	83,488,024	25,901,215

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(21,479,572)	(10,313,355)
Class C	(749,680)	(266,032)
Class I	(3,537,374)	(1,894,776)
Class R6	(47,294)	(63,318)
Class W	(1,693,871)	(497,862)
Return of capital:
Class A	—	(9,759,501)
Class C	—	(485,023)
Class I	—	(1,632,208)
Class R6	—	(43,208)
Class W	—	(768,555)
Total distributions	(27,507,791)	(25,723,838)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	22,284,686	23,186,986
Proceeds from shares issued in merger (Note 13)	—	347,374,750
Reinvestment of distributions	26,861,678	24,926,057
	49,146,364	395,487,793
Cost of shares redeemed	(74,966,842)	(95,149,918)
Net increase (decrease) in net assets resulting from capital share transactions	(25,820,478)	300,337,875
Net increase in net assets	30,159,755	300,515,252

NET ASSETS:
Beginning of year or period	424,979,011	124,463,759
End of year or period	$455,138,766	$424,979,011

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
05-31-26	11.46	0.25	•	2.07	2.32	0.25	0.52	—	0.77	—	13.01	20.80	1.20	1.10	1.10	2.02	359,734	149
05-31-25	11.49	0.25	•	0.79	1.04	0.18	0.55	0.34	1.07	—	11.46	9.52	1.24	1.10	1.10	2.22	328,463	157
05-31-24	10.26	0.26	•	1.26	1.52	0.29	—	—	0.29	—	11.49	14.90	0.75	0.74	0.74	2.35	107,553	116
05-31-23	11.09	0.16	•	(0.59)	(0.43)	0.11	0.29	—	0.40	—	10.26	(3.69)	0.88	0.72	0.72	1.57	102,002	38
05-31-22	13.66	0.16	•	(1.30)	(1.14)	0.47	0.96	—	1.43	—	11.09	(9.86)	0.86	0.70	0.70	1.20	114,575	44
Class C
05-31-26	11.71	0.16	•	2.12	2.28	0.18	0.52	—	0.70	—	13.29	19.93	1.95	1.85	1.85	1.27	12,310	149
05-31-25	11.76	0.17	•	0.80	0.97	0.13	0.55	0.34	1.02	—	11.71	8.67	1.99	1.85	1.85	1.47	14,892	157
05-31-24	10.48	0.18	•	1.30	1.48	0.20	—	—	0.20	—	11.76	14.16	1.50	1.49	1.49	1.61	1,084	116
05-31-23	11.31	0.08	•	(0.60)	(0.52)	0.02	0.29	—	0.31	—	10.48	(4.48)	1.63	1.47	1.47	0.81	1,126	38
05-31-22	13.85	0.05	•	(1.32)	(1.27)	0.31	0.96	—	1.27	—	11.31	(10.50)	1.61	1.45	1.45	0.38	1,426	44
Class I
05-31-26	11.74	0.29	•	2.13	2.42	0.30	0.52	—	0.82	—	13.34	21.20	0.89	0.85	0.85	2.28	56,304	149
05-31-25	11.75	0.29	•	0.80	1.09	0.21	0.55	0.34	1.10	—	11.74	9.77	0.92	0.85	0.85	2.46	53,804	157
05-31-24	10.48	0.29	•	1.29	1.58	0.31	—	—	0.31	—	11.75	15.24	0.49	0.49	0.49	2.59	14,864	116
05-31-23	11.33	0.19	•	(0.61)	(0.42)	0.14	0.29	—	0.43	—	10.48	(3.52)	0.58	0.47	0.47	1.85	14,992	38
05-31-22	13.92	0.19	•	(1.31)	(1.12)	0.51	0.96	—	1.47	—	11.33	(9.60)	0.56	0.45	0.45	1.42	14,443	44
Class R6
05-31-26	11.79	0.29	•	2.14	2.43	0.30	0.52	—	0.82	—	13.40	21.19	0.85	0.85	0.85	2.29	217	149
05-31-25	11.79	0.29	•	0.81	1.10	0.21	0.55	0.34	1.10	—	11.79	9.82	0.89	0.85	0.85	2.49	1,770	157
05-31-24	10.52	0.30	•	1.28	1.58	0.31	—	—	0.31	—	11.79	15.20	0.42	0.42	0.42	2.66	863	116
05-31-23	11.37	0.20	•	(0.62)	(0.42)	0.14	0.29	—	0.43	—	10.52	(3.49)	0.50	0.47	0.47	1.87	640	38
05-31-22	13.96	0.19	•	(1.31)	(1.12)	0.51	0.96	—	1.47	—	11.37	(9.54)	1.11	0.45	0.45	1.47	637	44
Class W
05-31-26	11.72	0.29	•	2.12	2.41	0.30	0.52	—	0.82	—	13.31	21.14	0.95	0.85	0.85	2.27	26,575	149
05-31-25	11.73	0.29	•	0.80	1.09	0.21	0.55	0.34	1.10	—	11.72	9.79	0.99	0.85	0.85	2.49	26,050	157
05-31-24	10.46	0.28	•	1.30	1.58	0.31	—	—	0.31	—	11.73	15.27	0.50	0.49	0.49	2.56	100	116
05-31-23	11.31	0.19	•	(0.61)	(0.42)	0.14	0.29	—	0.43	—	10.46	(3.52)	0.63	0.47	0.47	1.82	116	38
05-31-22	13.90	0.19	•	(1.31)	(1.12)	0.51	0.96	—	1.47	—	11.31	(9.61)	0.61	0.45	0.45	1.45	123	44

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include expenses of the Underlying Funds.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

6

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026

NOTE 1 — ORGANIZATION

Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for Voya Global Income & Growth Fund (“Global Income & Growth” or the “Fund”), a diversified series of the Trust.

The Fund offers the following classes of shares: Class A, Class C, Class I, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board

(“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration

7

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments. The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income, adjusted for the accretion of discounts and amortization of premiums (if applicable), is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

8

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(2) Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Risk Exposures and the Use of Derivative Instruments. The Fund’s investment strategies permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect

9

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

The Fund’s Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover

10

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.

As of May 31, 2026, the Fund had a liability of $6,861 on forward foreign currency contracts. If a contingent feature would have been triggered as of May 31, 2026, the Fund could have been required to pay this amount in cash to its counterparty. The Fund did not pledge any cash collateral for its open OTC derivatives as of May 31, 2026.

D. Forward Foreign Currency Contracts and Futures Contracts. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses on forward foreign currency contracts are included on the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

During the year ended May 31, 2026, the Fund entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Fund used forward foreign currency contracts primarily to protect their non-U.S. dollar denominated holdings from adverse currency movements. During the year ended May 31, 2026, the Fund had an average quarterly contract amount on forward foreign currency contracts to buy and sell of $3,499,696 and $3,221,743, respectively. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at May 31, 2026.

The Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

During the year ended May 31, 2026, the Fund did not enter into any futures contracts.

E. Options Contracts. The Fund may purchase put and call options and may write (sell) put options and covered call options. The Fund may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Fund upon the writing of a put or call option is included in the Statement of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts

11

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the year ended May 31, 2026, the Fund had written exchange-traded options on equity securities to generate income from option premiums. The Fund had an average quarterly notional value on written exchange-traded options of $24,533,444. Please refer to the tables within the Portfolio of Investments for open written exchange-traded options at May 31, 2026.

F.  Equity-Linked Notes. The Fund invests in equity-linked notes. Equity-linked notes are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income earned from equity-linked notes is recorded as Interest income in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The Fund records the net change in the fair value of the equity-linked note on the accompanying Statement of Operations as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations upon the sale or maturity of the equity-linked note. The risks of investing in equity-linked notes include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked notes and the appreciation potential may be limited. Equity-linked notes may be more volatile and less liquid than other investments held by the Fund. Please refer to the Portfolio of Investments for open equity-linked notes at May 31, 2026.

G. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays capital gain distributions, if any, at least annually. Dividend distributions, if any, are declared and paid at least monthly to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

H. Convertible Securities. The Fund may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund’s investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Fund is exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.

I. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

J. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

K. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended May 31, 2026, the cost of purchases and the proceeds from the sales of investments, excluding short-term securities, were as follows:

12

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 3 — INVESTMENT TRANSACTIONS (continued)

Purchases	Sales
$617,670,570	$666,940,213

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Effective November 1, 2025, the Management Agreement compensates the Investment Adviser with a management fee computed daily and payable monthly, based on the average daily net assets equal to 0.750%.

Prior to November 1, 2025, The Management Agreement compensated the Investment Adviser with a management fee equal to 0.18% of the Fund’s average daily net assets invested in affiliated Underlying Funds; 0.750% on the Fund’s average daily net assets invested in direct investments; and 0.40% the Fund’s average daily net assets invested in all other investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A and Class C shares of the Fund each have a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, Class A and Class C shares of the Fund pay the Distributor

Distribution Fees and/or Service Fees based on average daily net assets at the following rates:

Class A	Class C
0.25%	1.00%

The Distributor may also retain the proceeds of the initial sales charge paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the year ended May 31, 2026, the Distributor retained the following amounts in sales charges:

	Class A	Class C
Initial Sales Charges:	$5,613	$—
Contingent Deferred Sales Charges:	$—	$110

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2026, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Fund:

Subsidiary	Percentage
Voya Institutional Trust Company	25.82%

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended May 31, 2026, the per account fees for affiliated recordkeeping services paid by the Fund were $159,474.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

Voya Investments has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund whereby the Investment Adviser has agreed

13

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the Fund’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, to the levels listed below:

Class A	Class C	Class I	Class R6	Class W
1.10%	1.85%	0.85%	0.85%	0.85%

The Investment Adviser may through October 1, 2026 recoup from the Fund for class specific fees waived and/ or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of May 31, 2026, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

May 31,
2027	2028	2029	Total
$—	$131,379	$—	$131,379

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates, as of May 31, 2026, are as follows:

	May 31,
	2027	2028	2029	Total
Class A	$17,849	$235,094	$325,366	$578,309
Class C	192	9,350	12,765	22,307
Class I	617	10,476	19,527	30,620
Class R6	—	120	9	129
Class W	20	13,702	24,749	38,471

The Expense Limitation Agreement is contractual through October 1, 2026. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2025, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Fund did not utilize the line of credit during the year ended May 31, 2026.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Class A
5/31/2026	980,557	—	1,696,465	(3,700,062)	—	(1,023,040)	12,059,683	—	20,897,875	(45,419,074)	—	(12,461,516)
5/31/2025	965,521	20,771,677	1,719,242	(4,153,394)	—	19,303,046	10,887,861	237,650,702	19,362,967	(47,046,856)	—	220,854,674

14

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
(continued)
Class C
5/31/2026	89,942	—	59,088	(494,716)	—	(345,686)	1,123,559	—	742,184	(6,183,270)	—	(4,317,527)
5/31/2025	13,081	1,676,811	64,408	(574,749)	—	1,179,551	149,683	19,592,921	744,880	(6,669,686)	—	13,817,798
Class I
5/31/2026	696,979	—	277,420	(1,335,633)	—	(361,234)	8,759,157	—	3,499,934	(16,816,510)	—	(4,557,419)
5/31/2025	958,117	5,206,958	299,538	(3,146,433)	—	3,318,180	11,063,626	61,044,485	3,462,692	(36,745,954)	—	38,824,849
Class R6
5/31/2026	15,399	—	3,785	(153,093)	—	(133,909)	188,717	—	47,294	(1,900,713)	—	(1,664,702)
5/31/2025	66,183	26,847	9,224	(25,324)	—	76,930	766,813	316,071	106,526	(289,271)	—	900,139
Class W
5/31/2026	12,261	—	132,964	(371,641)	—	(226,416)	153,570	—	1,674,391	(4,647,275)	—	(2,819,314)
5/31/2025	27,246	2,458,057	107,789	(378,839)	—	2,214,253	319,003	28,770,571	1,248,992	(4,398,151)	—	25,940,415

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market close of the Fund at its last sale price or official closing price on the principal exchange or system on which it is traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the fund.

The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of May 31, 2026:

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime
Brokerage Int'l Ltd.	$1,484,137	$(1,484,137)	$—
J.P. Morgan Securities LLC	346,139	(346,139)	—
J.P. Morgan Securities Plc.	1,678,791	(1,678,791)	—
Jefferies International Ltd.	960,599	(960,599)	—
Scotia Capital (USA) Inc.	394,248	(394,248)	—
TD Securities (USA) Inc.	97,460	(97,460)	—
Truist Securities Inc.	1,353,119	(1,353,119)	—
UBS AG	166,977	(166,977)	—
Wells Fargo Securities LLC	1,061,686	(1,061,686)	—
Total	$7,543,156	$(7,543,156)	$—

15

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 10 — SECURITIES LENDING (continued)

(1)	Cash collateral with a fair value of $7,826,176 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of income from passive foreign investment companies (PFICs), foreign currency transactions, straddle loss deferrals and wash sale deferrals.

Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended May 31, 2026	Year Ended May 31, 2025
Ordinary Income	Ordinary Income	Long-term Capital Gains	Return of Capital
$27,507,791	$7,155,637	$5,879,706	$12,688,495

The tax-basis components of distributable earnings as of May 31, 2026 were:

Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Long-term Capital Loss Carryforward		Total Distributable Earnings/(Loss)
$3,812,909	$52,923,285	$(4,644,382	)*	$52,091,812

* Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of May 31, 2026, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines

16

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Pandemics and other disruptions may also create challenges for real estate markets, including lower occupancy rates, decreased lease payments, defaults, and foreclosures among other consequences. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Military action by Russia in Ukraine, the prolonged conflict between Hamas and Israel, the Iranian conflict that commenced in February 2026, and political upheaval in Venezuela have resulted, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production or transportation, including through key shipping routes, any of which could adversely affect the value of a Fund's investments, including beyond a Fund's direct exposure to issuers in the affected regions. The escalation or expansion of hostilities, including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions, and resulting market disruptions are impossible to predict but could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Any of these occurrences could disrupt the operations of Fund and of a Fund's service providers. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to a Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of a Fund. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

NOTE 13 — REORGANIZATIONS

On October 25, 2024, Global Income & Growth (“Acquiring Fund”) acquired all of the net assets and assumed all liabilities of Voya Global Diversified Payment Fund (“Acquired Fund 1”) and Voya Global Perspectives® Fund (“Acquired Fund 2” and, together with Acquired Fund 1, the “Acquired Funds”), open-end investment companies that are not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Fund. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on June 1, 2024, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the year ended May 31, 2025, are as follows (Unaudited):

Net investment income	$17,276,210
Net realized and unrealized gain on investments	$83,915,402
Net increase in net assets resulting from operations	$101,191,612

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Acquiring Fund’s statement of operations since October 25, 2024. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

17

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 13 — REORGANIZATIONS (continued)

Acquired Funds	Total Net Assets of Acquired Funds (000s)	Total Net Assets of Acquiring Fund (000s)	Acquired Funds’ Capital Loss Carryforwards (000s)	Acquired Funds’ Unrealized Depreciation (000s)	Funds’ Conversion Ratio

Acquired Fund 1	$237,081	$128,445	$(11,693)	$(1,664)	0.5996
Acquired Fund 2	$110,294	$128,445	$(10,669)	$(785)	0.9321

The net assets of the Acquiring Fund after the acquisition of Acquired Fund were $475,819,963.

NOTE 14 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Fund has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Fund holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Fund’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENT

The Fund has adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 16 — SUBSEQUENT EVENTS

Line of Credit Renewal: Effective June 8, 2026, the funds to which the Credit Agreement is available have entered into a renewed Credit Agreement with BNY for an aggregate amount of $300,000,000 and continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Dividends: Subsequent to May 31, 2026, the Fund declared dividends from net investment income of:

	Per Share Amount	Payable Date	Record Date
Class A	$0.0640	June 30, 2026	June 29, 2026
Class C	$0.0580	June 30, 2026	June 29, 2026
Class I	$0.0680	June 30, 2026	June 29, 2026
Class R6	$0.0680	June 30, 2026	June 29, 2026
Class W	$0.0680	June 30, 2026	June 29, 2026

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

18

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 32.5%
	Canada: 0.5%
10,710 (1)	Aritzia, Inc.	$1,202,559	0.3
18,430	Loblaw Cos. Ltd.	824,414	0.2
		2,026,973	0.5

	Denmark: 0.2%
4,230	DSV A/S	1,058,170	0.2

	Finland: 0.2%
55,795	Nokia Oyj, ADR	827,998	0.2

	Germany: 0.8%
2,220	Hochtief AG	1,255,104	0.3
15,010	RWE AG	955,217	0.2
7,845	Siemens Energy AG	1,485,167	0.3
		3,695,488	0.8

	Hong Kong: 0.3%
99,760	Prudential PLC	1,419,333	0.3

	Italy: 0.9%
75,805	Banca Mediolanum SpA	1,749,267	0.4
33,240	Lottomatica Group SpA	981,771	0.2
50,215	Poste Italiane SpA	1,482,892	0.3
		4,213,930	0.9

	Japan: 2.8%
140,505	ENEOS Holdings, Inc.	1,151,245	0.3
23,085	FANUC Corp.	1,134,205	0.3
2,560	Fast Retailing Co. Ltd.	1,326,686	0.3
42,370	Japan Tobacco, Inc.	1,632,171	0.4
30,475	Kajima Corp.	1,125,488	0.2
5,875	Lasertec Corp.	1,485,460	0.3
84,140	Mitsubishi UFJ Financial Group, Inc.	1,581,316	0.3
38,900	Sompo Holdings, Inc.	1,437,440	0.3
5,030	Tokyo Electron Ltd.	1,686,934	0.4
		12,560,945	2.8

	Luxembourg: 0.2%
16,180	ArcelorMittal SA	1,113,870	0.2

	Netherlands: 0.3%
765	ASML Holding N.V.	1,233,761	0.3

	Singapore: 0.5%
29,150	DBS Group Holdings Ltd.	1,435,866	0.3
118,180	Keppel Corp. Ltd.	996,615	0.2
		2,432,481	0.5

	South Korea: 0.8%
11,960	KB Financial Group, Inc., ADR	1,213,222	0.3
7,125	Samsung Electronics Co. Ltd.	1,494,780	0.3
4,125	Samsung Life Insurance Co. Ltd.	1,065,744	0.2
		3,773,746	0.8

	Spain: 0.8%
8,795	ACS Actividades de Construccion y Servicios SA	1,274,770	0.3
130,090	Banco Santander SA	1,626,884	0.3
12,400	Indra Sistemas SA	824,549	0.2
		3,726,203	0.8

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Sweden: 0.2%
39,010 (2)	Munters Group AB	$816,125	0.2

	Switzerland: 0.5%
6,085	Galderma Group AG	1,287,290	0.3
11,030	Sandoz Group AG	927,497	0.2
		2,214,787	0.5

	Taiwan: 0.4%
4,800	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,008,560	0.4

	United Kingdom: 1.6%
4,265	AstraZeneca PLC	791,882	0.2
26,125	Halma PLC	1,642,155	0.4
85,205	HSBC Holdings PLC	1,599,991	0.3
1,085,845	Lloyds Banking Group PLC	1,485,249	0.3
24,140	TechnipFMC PLC	1,651,659	0.4
		7,170,936	1.6

	United States: 21.5%
4,235 (1)	Advanced Micro Devices, Inc.	2,185,684	0.5
25,830	Alphabet, Inc. - Class A	9,824,182	2.2
21,417 (1)	Amazon.com, Inc.	5,796,297	1.3
4,040	Analog Devices, Inc.	1,671,954	0.4
31,312	Apple, Inc.	9,771,223	2.1
1,950	Applied Materials, Inc.	877,617	0.2
8,645	Broadcom, Inc.	3,862,327	0.8
3,835 (1)	Cadence Design Systems, Inc.	1,437,857	0.3
31,735	Carnival Corp. Ltd.	890,484	0.2
2,015	Caterpillar, Inc.	1,764,878	0.4
6,070	CH Robinson Worldwide, Inc.	1,084,405	0.2
2,890	Chubb Ltd.	900,900	0.2
13,090	Citigroup, Inc.	1,648,031	0.4
15,225	Coca-Cola Co.	1,202,927	0.3
2,535 (1)	Coherent Corp.	916,326	0.2
1,085	Costco Wholesale Corp.	1,037,607	0.2
10,215	CSX Corp.	462,331	0.1
1,200	Cummins, Inc.	775,956	0.2
14,090	CVS Health Corp.	1,281,908	0.3
25,335	Devon Energy Corp.	1,127,154	0.2
3,345	Eaton Corp. PLC	1,340,007	0.3
1,470	Eli Lilly & Co.	1,624,350	0.4
5,125	Exxon Mobil Corp.	744,457	0.2
660	GE Vernova, Inc.	639,091	0.1
6,020	Gilead Sciences, Inc.	809,269	0.2
5,495	Howmet Aerospace, Inc.	1,419,084	0.3
7,050	InterContinental Hotels Group PLC	1,081,126	0.2
10,945	Johnson & Johnson	2,466,237	0.5
4,210	JPMorgan Chase & Co.	1,260,095	0.3
2,899	Mastercard, Inc. - Class A	1,432,048	0.3
13,184	Merck & Co., Inc.	1,565,204	0.3
3,030	Meta Platforms, Inc. - Class A	1,916,505	0.4
9,191	Microsoft Corp.	4,138,156	0.9
10,045 (1)	Monster Beverage Corp.	884,764	0.2
7,785	Morgan Stanley	1,619,280	0.4

See Accompanying Notes to Financial Statements

19

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
46,454	NVIDIA Corp.	$9,808,298	2.1
5,160	Old Dominion Freight Line, Inc.	1,161,774	0.3
6,605	Oracle Corp.	1,491,277	0.3
5,490 (1)	Palantir Technologies, Inc. - Class A	859,405	0.2
935	Parker-Hannifin Corp.	789,729	0.2
3,210	Ralph Lauren Corp.	1,168,119	0.3
3,285	Rockwell Automation, Inc.	1,481,732	0.3
7,315	Ross Stores, Inc.	1,695,105	0.4
2,320 (1)	Take-Two Interactive Software, Inc.	520,051	0.1
4,970 (1)	Tesla, Inc.	2,165,876	0.5
3,430	UnitedHealth Group, Inc.	1,304,463	0.3
4,340	Valero Energy Corp.	1,062,519	0.2
2,595	VeriSign, Inc.	740,561	0.2
9,694	Walmart, Inc.	1,122,080	0.2
10,390	Wells Fargo & Co.	805,641	0.2
		97,636,351	21.5
	Total Common Stock
	(Cost $113,643,130)	147,929,657	32.5
			Percentage
Principal			of Net
Amount†		Value	Assets
CONVERTIBLE BONDS/NOTES: 31.7%
	Australia: 0.4%
1,900,000 (2)(3)	IREN Ltd., 0.000%, 07/01/2031	1,978,375	0.4

	Austria: 0.2%
EUR600,000	voestalpine AG, 2.750%, 04/28/2028	887,189	0.2

	China: 2.7%
1,700,000 (3)	Alibaba Group Holding Ltd., 0.000%, 09/15/2032	1,654,950	0.4
800,000	China Hongqiao Group Ltd., 1.500%, 03/26/2030	1,265,923	0.3
1,000,000 (3)	CMOC Capital Ltd., 0.000%, 01/24/2027	987,250	0.2
HKD6,000,000 (3)	GF Securities Co. Ltd., 0.000%, 01/12/2027	762,738	0.2
HKD7,000,000 (3)	Midea Investment Development Co. Ltd. 1, 0.000%, 05/11/2027	896,783	0.2
HKD3,000,000 (3)	Ping An Insurance Group Co. of China Ltd., 0.000%, 06/11/2030	451,709	0.1
400,000	Ping An Insurance Group Co. of China Ltd., 0.875%, 07/22/2029	598,200	0.1
CNY11,000,000 (3)	WuXi AppTec Co. Ltd., 0.000%, 05/22/2027	1,696,671	0.4
HKD10,000,000 (3)	XtalPi Holdings Ltd., 0.000%, 01/26/2027	1,251,132	0.3
CNY10,000,000	Zoomlion Heavy Industry Science and Technology Co. Ltd., 0.700%, 02/05/2031	1,467,818	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CONVERTIBLE BONDS/NOTES: (continued)
	China (continued)
1,100,000	ZTO Express Cayman, Inc., 0.925%, 03/01/2031	$1,069,200	0.2
		12,102,374	2.7

	France: 1.2%
EUR24,000	Accor SA, 0.700%, 12/07/2027	1,588,228	0.3
EUR2,100,000 (3)	BNP Paribas SA, 0.000%, 02/19/2031	2,493,527	0.5
EUR800,000	Elis SA, 2.250%, 09/22/2029	1,591,657	0.4
		5,673,412	1.2

	Germany: 0.4%
EUR800,000 (3)	AIXTRON SE, 0.000%, 04/23/2031	1,345,875	0.3
EUR200,000	Nordex SE, 4.250%, 04/14/2030	650,769	0.1
		1,996,644	0.4

	Hong Kong: 0.5%
1,200,000 (3)	Jinkai Investment Holdings Ltd., 0.000%, 02/05/2031	1,106,100	0.2
HKD10,000,000	Link CB Ltd., 4.500%, 12/12/2027	1,292,603	0.3
		2,398,703	0.5

	Italy: 0.4%
EUR1,400,000 (4)	Snam SpA IG, 1.750%, 01/14/2031	1,668,978	0.4

	Japan: 1.2%
JPY220,000,000 (3)	Advantest Corp., 0.000%, 03/28/2031	1,593,727	0.4
JPY60,000,000 (3)	Ibiden Co. Ltd., 0.000%, 03/14/2031	1,931,649	0.4
JPY240,000,000 (3)	JX Advanced Metals Corp., 0.000%, 06/04/2029	1,730,008	0.4
		5,255,384	1.2

	Macao: 0.5%
2,100,000 (2)	Wynn Macau Ltd., 4.500%, 03/07/2029	2,104,725	0.5

	Monaco: 0.3%
1,500,000 (2)	Scorpio Tankers, Inc., 1.750%, 04/15/2031	1,580,850	0.3

	Netherlands: 0.7%
EUR1,400,000 (4)	Euronext NV, 1.500%, 05/30/2032	1,676,511	0.4
900,000 (2)	Nebius Group NV, 1.250%, 03/15/2031	1,378,800	0.3
		3,055,311	0.7

	South Korea: 0.7%
1,300,000 (3)	HD Korea Shipbuilding & Offshore Engineering Co. Ltd., 0.000%, 05/04/2031	1,810,575	0.4
1,100,000	LG Chem Ltd., 1.750%, 06/16/2028	1,465,750	0.3
		3,276,325	0.7

See Accompanying Notes to Financial Statements

20

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CONVERTIBLE BONDS/NOTES: (continued)
	Spain: 0.6%
EUR2,000,000	Iberdrola Finanzas SA IBE, 1.500%, 03/27/2030	$2,696,971	0.6

	Taiwan: 0.8%
500,000 (3)	Phison Electronics Corp. A, 0.000%, 05/26/2031	524,375	0.1
1,200,000 (3)	Quanta Computer, Inc., 0.000%, 09/16/2029	1,348,500	0.3
700,000 (3)	Zhen Ding Technology Holding Ltd., 0.000%, 09/25/2030	1,853,250	0.4
		3,726,125	0.8

	United Kingdom: 0.7%
EUR700,000 (2)(3)	Barclays PLC STM, 0.000%, 01/20/2031	1,394,823	0.3
EUR900,000	International Consolidated Airlines Group SA IAG, 1.125%, 05/18/2028	1,555,326	0.4
		2,950,149	0.7

	United States: 20.4%
1,205,000 (2)(3)	Advanced Energy Industries, Inc., 0.000%, 05/15/2031	1,185,117	0.3
1,400,000	Affirm Holdings, Inc., 0.750%, 12/15/2029	1,551,643	0.3
2,050,000 (2)(3)	Akamai Technologies, Inc., 0.000%, 05/15/2030	2,138,150	0.5
1,400,000	Akamai Technologies, Inc., 0.375%, 09/01/2027	1,955,800	0.4
450,000 (4)	Alignment Healthcare, Inc., 4.250%, 11/15/2029	578,813	0.1
395,000	Alphatec Holdings, Inc., 0.750%, 03/15/2030	362,388	0.1
600,000 (2)	Array Technologies, Inc., 2.875%, 07/01/2031	864,000	0.2
350,000 (2)	AST SpaceMobile, Inc., 2.000%, 01/15/2036	482,774	0.1
1,200,000 (2)(3)	Bloom Energy Corp., 0.000%, 11/15/2030	2,089,200	0.5
830,000	Bridgebio Pharma, Inc., 2.250%, 02/01/2029	894,485	0.2
850,000	Burlington Stores, Inc., 1.250%, 12/15/2027	1,382,950	0.3
1,900,000 (2)(3)	BWX Technologies, Inc., 0.000%, 11/01/2030	1,956,050	0.4
700,000	Chefs' Warehouse, Inc., 2.375%, 12/15/2028	1,266,650	0.3
260,000 (2)(3)	Cipher Mining, Inc., 0.000%, 10/01/2031	442,587	0.1
850,000	Citigroup Global Markets Holdings, Inc./United States, MTN, 1.000%, 03/15/2027	1,505,009	0.3
1,400,000 (3)	Cloudflare, Inc., 0.000%, 08/15/2026	1,797,740	0.4
600,000 (2)(3)	CyberArk Software Ltd., 0.000%, 06/15/2030	859,657	0.2
2,200,000 (3)	Datadog, Inc., 0.000%, 12/01/2029	3,049,075	0.7

			Percentage
Principal			of Net
Amount†		Value	Assets
CONVERTIBLE BONDS/NOTES: (continued)
	United States (continued)
850,000 (2)(3)	Dave, Inc., 0.000%, 04/01/2031	$1,077,049	0.2
3,000,000 (2)	Digital Realty Trust L.P., 1.875%, 11/15/2029	3,285,000	0.7
1,100,000 (2)	Federal Realty OP L.P., 3.250%, 01/15/2029	1,187,450	0.3
EUR1,800,000	Ferrovial SE, 0.750%, 05/20/2031	2,213,708	0.5
1,200,000 (2)	Galaxy Digital Holdings L.P., 0.500%, 05/01/2031	1,060,200	0.2
900,000	Granite Construction, Inc., 3.250%, 06/15/2030	1,660,185	0.4
800,000 (3)	Guardant Health, Inc., 0.000%, 11/15/2027	931,083	0.2
1,005,000 (2)(3)(4)	Guardant Health, Inc., 0.000%, 05/15/2033	1,371,787	0.3
1,355,000 (2)(3)	Halozyme Therapeutics, Inc., 0.000%, 02/15/2031	1,339,418	0.3
2,430,000 (2)	Healthcare Realty Holdings L.P., 3.000%, 01/15/2032	2,483,460	0.5
950,000 (2)	IMAX Corp., 0.750%, 11/15/2030	1,085,613	0.2
700,000 (2)(3)	Impinj, Inc., 0.000%, 09/15/2029	696,710	0.1
725,000 (2)	Indivior Pharmaceuticals, Inc., 0.625%, 03/15/2031	818,452	0.2
395,000 (2)	Intuitive Machines, Inc., 2.500%, 10/01/2030	1,380,920	0.3
2,125,000 (2)(3)	Ionis Pharmaceuticals, Inc., 0.000%, 12/01/2030	2,225,755	0.5
1,520,000	Jazz Investments I Ltd., 3.125%, 09/15/2030	2,549,040	0.6
EUR1,300,000 (3)	JPMorgan Chase Bank NA, 0.000%, 12/31/2031	1,667,622	0.4
3,800,000 (2)	Knight-Swift Transportation Holdings, Inc., 1.000%, 11/15/2031	4,349,100	1.0
940,000 (2)(3)	Liberty Energy, Inc., 0.000%, 03/01/2031	1,037,760	0.2
385,000 (2)	Ligand Pharmaceuticals, Inc., 0.750%, 10/01/2030	518,172	0.1
3,150,000	Live Nation Entertainment, Inc., 2.875%, 01/15/2030	3,609,900	0.8
160,000 (2)	Lumentum Holdings, Inc., 0.375%, 03/15/2032	739,280	0.2
700,000 (3)	MACOM Technology Solutions Holdings, Inc., 0.000%, 12/15/2029	1,548,750	0.3
700,000 (2)(3)	Microchip Technology, Inc., 0.000%, 02/15/2030	813,045	0.2
850,000 (2)(3)	Mirion Technologies, Inc., 0.000%, 10/01/2031	814,555	0.2
775,000	MKS, Inc., 1.250%, 06/01/2030	1,708,875	0.4
2,500,000 (3)	Morgan Stanley Finance LLC, 0.000%, 02/19/2030	2,504,358	0.5
265,000 (2)	MP Materials Corp., 3.000%, 03/01/2030	816,995	0.2

See Accompanying Notes to Financial Statements

21

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CONVERTIBLE BONDS/NOTES: (continued)
	United States (continued)
1,200,000	NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/2027	$1,567,500	0.3
650,000	ON Semiconductor Corp., 0.500%, 03/01/2029	882,050	0.2
1,426,000 (2)	OSI Systems, Inc., 0.500%, 02/01/2031	1,325,123	0.3
45,000	Seagate HDD Cayman, 3.500%, 06/01/2028	478,416	0.1
950,000 (2)(3)	Semtech Corp., 0.000%, 10/15/2030	1,657,612	0.4
1,140,000 (3)	SiTime Corp., 0.000%, 06/15/2031	1,224,591	0.3
830,000 (3)	Snowflake, Inc., 0.000%, 10/01/2027	1,396,227	0.3
850,000	Solaris Energy Infrastructure, Inc., 0.250%, 10/01/2031	1,249,500	0.3
1,400,000	Strategy, Inc., 0.875%, 03/15/2031	1,569,470	0.3
550,000	Synaptics, Inc., 0.750%, 12/01/2031	879,670	0.2
850,000 (2)(3)	Terawulf, Inc., 0.000%, 05/01/2032	1,297,541	0.3
510,000	Travere Therapeutics, Inc., 0.500%, 05/15/2032	539,329	0.1
935,000 (3)	Uber Technologies, Inc., 0.000%, 05/15/2028	1,120,294	0.2
1,300,000 (2)(3)	Ultra Clean Holdings, Inc., 0.000%, 03/15/2031	1,701,635	0.4
320,000 (2)	Viavi Solutions, Inc., 0.625%, 03/01/2031	1,157,440	0.2
1,650,000 (2)	Welltower OP LLC, 3.125%, 07/15/2029	2,710,950	0.6
65,000	Western Digital Corp., 3.000%, 11/15/2028	913,003	0.2
1,000,000 (2)	WisdomTree, Inc., 4.625%, 08/15/2030	1,257,500	0.3
		92,784,181	20.4
	Total Convertible Bonds/Notes
	(Cost $126,012,514)	144,135,696	31.7
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 27.1%
	Canada: 0.9%
1,870,000 (2)	1011778 BC ULC / New Red Finance, Inc., 6.125%, 06/15/2029	1,905,364	0.5
1,815,000 (2)	Bombardier, Inc., 6.750%, 06/15/2033	1,892,686	0.4
		3,798,050	0.9

	Denmark: 0.3%
1,285,000 (2)	Genmab A/S/Genmab Finance LLC, 7.250%, 12/15/2033	1,338,791	0.3
			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Guatemala: 0.4%
1,850,000 (2)	Millicom International Cellular SA, 7.375%, 04/02/2032	$1,908,090	0.4

	Japan: 0.2%
1,000,000	SoftBank Group Corp., 7.250%, 07/10/2032	994,917	0.2

	United Kingdom: 0.4%
2,005,000 (2)	Vmed O2 UK Financing I PLC, 7.750%, 04/15/2032	1,874,448	0.4

	United States: 24.9%
1,275,000 (2)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	1,310,439	0.3
680,000 (2)	Acushnet Co., 5.625%, 12/01/2033	676,383	0.2
1,355,000 (2)	Adient Global Holdings Ltd., 7.500%, 02/15/2033	1,406,083	0.3
1,225,000 (2)(4)	Advance Auto Parts, Inc., 7.375%, 08/01/2033	1,275,268	0.3
1,615,000 (2)	American Axle & Manufacturing, Inc., 7.750%, 10/15/2033	1,620,541	0.4
875,000 (2)	AmeriTex HoldCo Intermediate LLC, 7.625%, 08/15/2033	911,892	0.2
1,280,000 (2)	Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp., 7.000%, 04/15/2030	1,292,052	0.3
1,020,000 (2)	APLD ComputeCo 2 LLC, 6.750%, 03/15/2031	1,028,643	0.2
940,000 (2)	Arsenal AIC Parent LLC, 8.000%, 10/01/2030	986,093	0.2
595,000 (2)	Asurion LLC and Asurion Co-Issuer, Inc., 8.000%, 12/31/2032	620,869	0.1
1,005,000 (2)	Asurion LLC and Asurion Co-Issuer, Inc., 8.375%, 02/01/2034	982,982	0.2
985,000 (2)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.000%, 02/15/2031	992,668	0.2
1,290,000 (2)	Axon Enterprise, Inc., 6.250%, 03/15/2033	1,322,909	0.3
660,000	Bath & Body Works, Inc., 6.875%, 11/01/2035	660,958	0.1
915,000 (2)	Builders FirstSource, Inc., 6.375%, 06/15/2032	924,103	0.2
690,000 (2)	CACI International, Inc., 6.375%, 06/15/2033	706,102	0.2
1,435,000 (2)(4)	Caesars Entertainment, Inc., 6.000%, 10/15/2032	1,286,136	0.3
700,000 (2)	Carnival Corp., 5.750%, 08/01/2032	708,002	0.2
1,730,000 (2)(4)	CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 03/01/2031	1,755,850	0.4

See Accompanying Notes to Financial Statements

22

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
955,000	Celanese US Holdings LLC, 6.750%, 04/15/2033	$986,180	0.2
1,215,000 (2)	Chemours Co., 7.875%, 03/15/2034	1,233,289	0.3
690,000 (2)	Churchill Downs, Inc., 6.750%, 05/01/2031	705,299	0.2
915,000 (2)	Cipher Compute LLC, 7.125%, 11/15/2030	954,987	0.2
990,000 (2)	CITGO Petroleum Corp., 8.375%, 01/15/2029	1,020,443	0.2
1,255,000 (2)	Clarios Global L.P. / Clarios US Finance Co., 6.750%, 09/15/2032	1,286,588	0.3
1,615,000 (2)	Cleveland-Cliffs, Inc., 7.625%, 01/15/2034	1,663,206	0.4
1,310,000 (2)	Cloud Software Group, Inc., 6.500%, 03/31/2029	1,300,723	0.3
1,205,000 (2)	CNX Resources Corp., 7.375%, 01/15/2031	1,237,619	0.3
1,015,000 (2)	Commercial Metals Co., 6.000%, 12/15/2035	1,017,621	0.2
1,345,000 (2)	Concentra Escrow Issuer Corp., 6.875%, 07/15/2032	1,393,803	0.3
960,000 (2)	CoreWeave, Inc., 9.000%, 02/01/2031	974,563	0.2
1,275,000 (2)	DaVita, Inc., 6.750%, 07/15/2033	1,318,775	0.3
660,000 (2)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.875%, 06/01/2034	669,648	0.2
640,000 (2)	Deluxe Corp., 8.000%, 06/01/2029	649,238	0.1
1,355,000 (2)	Directv Financing LLC, 8.875%, 02/01/2030	1,391,018	0.3
1,020,000 (2)	EquipmentShare.com, Inc., 8.000%, 03/15/2033	1,061,504	0.2
1,895,000 (2)	Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/2030	1,989,566	0.4
915,000 (2)	Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.750%, 05/31/2032	959,529	0.2
1,965,000 (2)	Gen Digital, Inc., 6.250%, 04/01/2033	1,958,801	0.4
965,000 (2)	GFL Environmental, Inc., 6.750%, 01/15/2031	997,597	0.2
1,035,000 (2)	Global Medical Response, Inc., 7.375%, 10/01/2032	1,076,105	0.2
840,000	Goodyear Tire & Rubber Co., 6.625%, 07/15/2030	821,888	0.2
650,000 (2)	Granite Construction, Inc., 6.375%, 06/15/2034	664,957	0.1
930,000 (2)	Gray Media, Inc., 9.625%, 07/15/2032	918,065	0.2
1,550,000 (2)	Herc Holdings, Inc., 7.250%, 06/15/2033	1,618,474	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
1,325,000 (2)	Iron Mountain, Inc., 6.250%, 01/15/2033	$1,346,639	0.3
995,000 (2)	Iron Mountain, Inc., 7.000%, 02/15/2029	1,016,393	0.2
645,000 (2)	Level 3 Financing, Inc., 7.500%, 02/15/2037	665,407	0.1
1,170,000 (2)	Level 3 Financing, Inc., 8.500%, 01/15/2036	1,266,146	0.3
980,000 (2)	Light & Wonder International, Inc., 6.250%, 10/01/2033	969,676	0.2
995,000 (2)	Mauser Packaging Solutions Holding Co., 7.875%, 04/15/2030	1,005,793	0.2
985,000 (2)	Meridian Arc Holdco LLC, 6.250%, 04/30/2031	990,597	0.2
1,625,000 (2)	NCL Corp. Ltd., 6.750%, 02/01/2032	1,611,927	0.4
1,125,000 (2)	Newell Brands, Inc., 8.500%, 06/01/2028	1,175,312	0.3
1,300,000 (2)	Nexstar Media, Inc., 7.250%, 04/15/2034	1,308,954	0.3
950,000 (2)	Northern Oil and Gas, Inc., 8.750%, 06/15/2031	985,699	0.2
1,640,000 (2)	NRG Energy, Inc., 6.250%, 11/01/2034	1,655,063	0.4
1,580,000 (2)	OAK-Eagle Acquireco, Inc., 8.750%, 07/01/2034	1,670,683	0.4
665,000	OneMain Finance Corp., 6.750%, 09/15/2033	652,411	0.1
615,000	OneMain Finance Corp., 7.125%, 11/15/2031	623,042	0.1
1,270,000	OneMain Finance Corp., 7.125%, 09/15/2032	1,281,407	0.3
1,035,000 (2)(4)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	1,018,979	0.2
1,935,000 (2)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	1,942,082	0.4
1,405,000	Paramount Global, 6.875%, 04/30/2036	1,300,251	0.3
640,000 (2)	Penn Entertainment, Inc., 6.750%, 04/01/2031	637,920	0.1
655,000 (2)	PennyMac Financial Services, Inc., 6.875%, 02/15/2033	636,876	0.1
625,000 (2)	PennyMac Financial Services, Inc., 7.875%, 12/15/2029	649,446	0.1
1,295,000 (2)	Performance Food Group, Inc., 6.125%, 09/15/2032	1,310,870	0.3
1,025,000 (2)	Permian Resources Operating LLC, 6.250%, 02/01/2033	1,053,572	0.2
895,000 (2)	Petco Health & Wellness Co., Inc., 8.250%, 02/01/2031	897,194	0.2
655,000 (2)	Pioneer Opco LLC, 7.000%, 05/15/2033	669,967	0.2

See Accompanying Notes to Financial Statements

23

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
645,000 (2)	Post Holdings, Inc., 6.250%, 10/15/2034	$639,972	0.1
1,325,000 (2)	Post Holdings, Inc., 6.375%, 03/01/2033	1,322,413	0.3
660,000 (2)	PRA Group, Inc., 8.375%, 02/01/2028	671,225	0.2
1,910,000 (2)	Quikrete Holdings, Inc., 6.750%, 03/01/2033	1,939,334	0.4
1,295,000 (2)	Rocket Cos., Inc., 6.375%, 08/01/2033	1,316,693	0.3
1,270,000 (2)	Rocket Cos., Inc., 7.125%, 02/01/2032	1,316,549	0.3
1,545,000 (2)	Seagate Data Storage Technology Pte Ltd., 8.500%, 07/15/2031	1,616,572	0.4
1,350,000 (2)	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/2032	1,350,199	0.3
1,660,000 (2)	Sirius XM Radio LLC, 5.875%, 04/15/2032	1,653,752	0.4
670,000 (2)	SM Energy Co., 6.625%, 04/15/2034	673,997	0.2
690,000 (2)(4)	SM Energy Co., 7.000%, 08/01/2032	707,292	0.2
670,000 (2)	Snap, Inc., 6.875%, 03/01/2033	664,567	0.1
655,000 (2)	Solaris Energy Infrastructure LLC, 6.375%, 05/15/2031	665,564	0.2
935,000 (2)	Stonepeak Nile Parent LLC, 7.250%, 03/15/2032	975,051	0.2
1,290,000 (2)	Sunoco L.P., 6.250%, 07/01/2033	1,312,738	0.3
1,330,000 (2)	Talen Energy Supply LLC, 6.500%, 02/01/2036	1,338,531	0.3
1,345,000 (2)	Tenet Healthcare Corp., 6.000%, 11/15/2033	1,359,100	0.3
970,000 (2)	Tenneco, Inc., 8.000%, 11/17/2028	972,554	0.2
1,340,000 (2)	TransDigm, Inc., 6.125%, 07/31/2034	1,336,134	0.3
1,310,000 (2)	TransDigm, Inc., 6.750%, 01/31/2034	1,343,995	0.3
655,000 (2)	UKG, Inc., 6.875%, 02/01/2031	644,207	0.1
640,000 (2)	Venture Global LNG, Inc., 7.000%, 01/15/2030	656,759	0.1
875,000 (2)	Venture Global Plaquemines LNG LLC, 6.750%, 01/15/2036	928,533	0.2
1,235,000 (2)	Versant Media Group, Inc., 7.250%, 01/30/2031	1,283,832	0.3
635,000 (2)	Waste Pro USA, Inc., 7.000%, 02/01/2033	650,721	0.1
660,000 (2)	Wayfair LLC, 6.750%, 11/15/2032	671,015	0.2
980,000 (2)	WESCO Distribution, Inc., 5.500%, 04/15/2034	975,324	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
630,000 (2)	WESCO Distribution, Inc., 6.375%, 03/15/2033	$647,723	0.1
1,305,000 (2)	Williams Scotsman, Inc., 6.625%, 04/15/2030	1,343,184	0.3
975,000 (2)	WS Escrow LLC, 7.750%, 06/01/2033	995,244	0.2
1,240,000 (2)	WULF Compute LLC, 7.750%, 10/15/2030	1,303,668	0.3
1,410,000 (2)	XPO, Inc., 7.125%, 06/01/2031	1,456,381	0.3
		113,412,588	24.9
	Total Corporate Bonds/Notes
	(Cost $122,718,520)	123,326,884	27.1
			Percentage
Principal			of Net
Amount†		Value	Assets
EQUITY-LINKED NOTES: 0.6%
	United States: 0.6%
900,000 (5)	BofA Finance LLC, MTN, 1.000%, 03/25/2027	1,229,490	0.3
1,150,000 (5)	JPMorgan Chase Financial Co. LLC DMTs, 1.000%, 04/01/2028	1,624,030	0.3
		2,853,520	0.6
	Total Equity-Linked Notes
	(Cost $2,807,356)	2,853,520	0.6
Shares
PREFERRED STOCK: 2.3%
	United States: 2.3%
10,500	Albemarle Corp.	726,495	0.2
2,075	Bank of America Corp.	2,503,052	0.5
24,000	Boeing Co.	1,730,880	0.4
10,520	BrightSpring Health Services, Inc.	2,125,250	0.5
22,000	Oracle Corp.	1,410,200	0.3
12,390	QXO, Inc.	603,145	0.1
32,500	VSE Corp.	1,601,275	0.3
		10,700,297	2.3
	Total Preferred Stock
	(Cost $8,965,082)	10,700,297	2.3
	Total Long-Term Investments
	(Cost $374,146,602)	428,946,054	94.2

See Accompanying Notes to Financial Statements

24

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 7.0%
	Repurchase Agreements: 1.5%
1,758,228 (6)	Bank of America securities Inc., Repurchase Agreement dated 05/29/2026, 3.630%, due 06/01/2026 (Repurchase Amount $1,758,753, collateralized by various U.S. Government Agency Obligations, 2.500%- 6.500%, Market Value plus accrued interest $1,793,393, due 06/01/33-09/20/65)	$1,758,228	0.4
1,870,456 (6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 05/29/2026, 3.620%, due 06/01/2026 (Repurchase Amount $1,871,013, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 6.756%, Market Value plus accrued interest $1,907,865, due 04/01/33-09/20/75)	1,870,456	0.4
1,870,456 (6)	CF Secured, LLC, Repurchase Agreement dated 05/29/2026, 3.620%, due 06/01/2026 (Repurchase Amount $1,871,013, collateralized by various U.S. Government Agency Obligations, 2.000%- 6.500%, Market Value plus accrued interest $1,907,865, due 05/23/28-02/01/56)	1,870,456	0.4
112,228 (6)	Citadel Securities LLC, Repurchase Agreement dated 05/29/2026, 3.680%, due 06/01/2026 (Repurchase Amount $112,262, collateralized by various U.S. Government Securities, 0.000%-6.125%, Market Value plus accrued interest $114,508, due 06/09/26-05/15/56)	112,228	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,040,884 (6)	Clear Street LLC, Repurchase Agreement dated 05/29/2026, 3.670%, due 06/01/2026 (Repurchase Amount $1,041,198, collateralized by various U.S. Government Agency Obligations, 2.500%- 5.600%, Market Value plus accrued interest $1,061,702, due 02/17/39-06/01/56)	$1,040,884	0.3
	Total Repurchase Agreements
	(Cost $6,652,252)	6,652,252	1.5

	Time Deposits: 0.2%
195,654 (6)	DZ Bank AG, 3.610%, 06/01/2026	195,654	0.0
195,654 (6)	Landesbank Hessen Thueringen Girozentrale, 3.620%, 06/01/2026	195,654	0.0
195,654 (6)	Mizuho Bank Ltd., 3.620%, 06/01/2026	195,654	0.1
195,654 (6)	Royal Bank of Canada, 3.640%, 06/01/2026	195,654	0.1
195,654 (6)	Societe Generale S.A., 3.620%, 06/01/2026	195,654	0.0
195,654 (6)	Toronto-Dominion Bank, 3.630%, 06/01/2026	195,654	0.0
	Total Time Deposits
	(Cost $1,173,924)	1,173,924	0.2
			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 5.3%
24,044,632 (7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.510%
	(Cost $24,044,632)	$24,044,632	5.3
	Total Short-Term Investments
	(Cost $31,870,808)	31,870,808	7.0
	Total Investments in Securities
	(Cost $406,017,410)	$460,816,862	101.2
	Liabilities in Excess of Other Assets	(5,678,096)	(1.2)
	Net Assets	$455,138,766	100.0
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements

25

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Represents a zero coupon bond.
(4)	Security, or a portion of the security, is on loan.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of May 31, 2026.

Currency Abbreviations:

CNY	China Yuan
EUR	EU Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen

Sector Diversification	Percentage of Net Assets
Financials	16.5%
Industrials	16.0
Information Technology	11.1
Technology	8.7
Consumer, Non-cyclical	7.9
Consumer, Cyclical	7.1
Communications	6.3
Energy	4.1
Consumer Discretionary	3.6
Basic Materials	3.1
Health Care	3.1
Communication Services	2.7
Utilities	2.2
Consumer Staples	1.5
Materials	0.3
Short-Term Investments	7.0
Liabilities in Excess of Other Assets	(1.2)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

26

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2026
Asset Table
Investments, at fair value
Common Stock
Canada	$2,026,973	$—	$—	$2,026,973
Denmark	—	1,058,170	—	1,058,170
Finland	827,998	—	—	827,998
Germany	955,217	2,740,271	—	3,695,488
Hong Kong	—	1,419,333	—	1,419,333
Italy	—	4,213,930	—	4,213,930
Japan	—	12,560,945	—	12,560,945
Luxembourg	—	1,113,870	—	1,113,870
Netherlands	1,233,761	—	—	1,233,761
Singapore	—	2,432,481	—	2,432,481
South Korea	1,213,222	2,560,524	—	3,773,746
Spain	—	3,726,203	—	3,726,203
Sweden	—	816,125	—	816,125
Switzerland	—	2,214,787	—	2,214,787
Taiwan	2,008,560	—	—	2,008,560
United Kingdom	2,443,541	4,727,395	—	7,170,936
United States	96,555,225	1,081,126	—	97,636,351
Total Common Stock	107,264,497	40,665,160	—	147,929,657
Convertible Bonds/Notes	—	144,135,696	—	144,135,696
Corporate Bonds/Notes	—	123,326,884	—	123,326,884
Equity-Linked Notes	—	—	2,853,520	2,853,520
Preferred Stock	10,700,297	—	—	10,700,297
Short-Term Investments	24,044,632	7,826,176	—	31,870,808
Total Investments, at fair value	$142,009,426	$315,953,916	$2,853,520	$460,816,862
Other Financial Instruments+
Forward Foreign Currency Contracts	—	1,496	—	1,496
Total Assets	$142,009,426	$315,955,412	$2,853,520	$460,818,358
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(6,861)	$—	$(6,861)
Written Options	(90,779)	—	—	(90,779)
Total Liabilities	$(90,779)	$(6,861)	$—	$(97,640)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At May 31, 2026, the following forward foreign currency contracts were outstanding for Voya Global Income & Growth Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	687,552	SGD	880,220	The Bank of New York Mellon	06/02/26	$(2,141)
USD	1,753,746	JPY	279,072,000	The Bank of New York Mellon	06/03/26	1,496
USD	780,445	SGD	997,426	The Bank of New York Mellon	06/03/26	(1,083)
JPY	285,000,000	USD	1,790,998	The Bank of New York Mellon	06/03/26	(1,528)

See Accompanying Notes to Financial Statements

27

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	271,800,000	USD	1,708,698	The Bank of New York Mellon	06/03/26	$(2,109)
						$(5,365)

At May 31, 2026, the following exchange-traded written options were outstanding for Voya Global Income & Growth Fund:

		Expiration	Exercise		Number of	Notional		Premiums
Description	Put/Call	Date	Price		Contracts	Amount		Received	Fair Value
Advanced Micro Devices, Inc.	Call	06/18/26	USD	600.00	21	USD	1,083,810	$4,489	$(20,475)
Alphabet, Inc.	Call	06/18/26	USD	450.00	129	USD	4,906,386	6,660	(4,644)
Amazon.com, Inc.	Call	06/18/26	USD	310.00	102	USD	2,760,528	7,714	(4,080)
Analog Devices, Inc.	Call	06/18/26	USD	470.00	20	USD	827,700	2,376	(4,600)
Applied Materials, Inc.	Call	06/18/26	USD	560.00	10	USD	450,060	3,015	(1,630)
Caterpillar, Inc.	Call	06/18/26	USD	1,020.00	10	USD	875,870	2,666	(1,950)
Citigroup, Inc.	Call	06/18/26	USD	140.00	65	USD	818,350	2,283	(2,405)
Coherent Corp.	Call	06/18/26	USD	450.00	15	USD	542,205	9,174	(6,195)
Costco Wholesale Corp.	Call	06/18/26	USD	1,060.00	5	USD	478,160	673	(690)
Cummins, Inc.	Call	06/18/26	USD	730.00	6	USD	387,978	1,300	(1,554)
Devon Energy Corp.	Call	06/18/26	USD	57.50	170	USD	756,330	3,588	(680)
Eaton Corp. PLC	Call	06/18/26	USD	460.00	12	USD	480,720	1,251	(1,548)
Exxon Mobil Corp.	Call	06/18/26	USD	185.00	26	USD	377,676	1,345	(182)
GE Vernova, Inc.	Call	06/18/26	USD	1,300.00	6	USD	580,992	2,440	(360)
Gilead Sciences, Inc.	Call	06/18/26	USD	145.00	15	USD	201,645	1,167	(735)
Merck & Co., Inc.	Call	06/18/26	USD	125.00	56	USD	664,832	4,293	(5,600)
Meta Platforms, Inc.	Call	06/18/26	USD	720.00	15	USD	948,765	5,242	(3,225)
Microsoft Corp.	Call	06/18/26	USD	480.00	46	USD	2,071,104	4,918	(18,262)
NVIDIA Corp.	Call	06/18/26	USD	275.00	116	USD	2,449,224	4,725	(1,856)
Old Dominion Freight Line, Inc.	Call	06/18/26	USD	240.00	13	USD	292,695	1,022	(3,510)
Palantir Technologies, Inc.	Call	06/18/26	USD	190.00	27	USD	422,658	2,069	(3,240)
Tesla, Inc.	Call	06/18/26	USD	550.00	25	USD	1,089,475	2,844	(2,450)
UnitedHealth Group, Inc.	Call	06/18/26	USD	450.00	17	USD	646,527	1,240	(289)
Valero Energy Corp.	Call	06/18/26	USD	310.00	22	USD	538,604	2,501	(220)
Walmart, Inc.	Call	06/18/26	USD	138.00	57	USD	659,775	1,102	(399)
								$80,097	$(90,779)

Currency Abbreviations:

JPY	—	Japanese Yen
SGD	—	Singapore Dollar
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,496
Total Asset Derivatives		$1,496

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$6,861
Equity contracts	Written options, at fair value	90,779
Total Liability Derivatives		$97,640

See Accompanying Notes to Financial Statements

28

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

The effect of derivative instruments on the Fund's Statement of Operations for the year ended May 31, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Forward
	foreign
	currency	Written
Derivatives not accounted for as hedging instruments	contracts	options	Total
Equity contracts	$—	$19,103	$19,103
Foreign exchange contracts	(7,791)	—	(7,791)
Total	$(7,791)	$19,103	$11,312

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Forward
	foreign
	currency	Written
Derivatives not accounted for as hedging instruments	contracts	options	Total
Equity contracts	$—	$(46,696)	$(46,696)
Foreign exchange contracts	(5,365)	—	(5,365)
Total	$(5,365)	$(46,696)	$(52,061)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2026:

The Bank of New York Mellon
Assets:
Forward foreign currency contracts	$1,496
Total Assets	$1,496
Liabilities:
Forward foreign currency contracts	$6,861
Total Liabilities	$6,861
Net OTC derivative instruments by counterparty, at fair value	$(5,365)
Total collateral pledged by the Fund/(Received from counterparty)	$—
Net Exposure(1)	$(5,365)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At May 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $410,540,275.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$57,631,677
Gross Unrealized Depreciation	(4,708,392)
Net Unrealized Appreciation	$52,923,285

See Accompanying Notes to Financial Statements

29

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the tax year ended May 31, 2026 were as follows:

Fund Name	Type	Per Share Amount
Voya Global Income & Growth Fund
Class A	NII	$0.2519
Class C	NII	$0.1799
Class I	NII	$0.2999
Class R6	NII	$0.2999
Class W	NII	$0.2999
All Classes	STCG	$0.5161

NII — Net investment income

STCG— Short-term capital gain

Of the ordinary distributions made during the year ended May 31, 2026, 3.04% qualify for the dividends received deduction (DRD) available to corporate shareholders.

For the year ended May 31, 2026, 6.27% of ordinary income dividends paid by the Fund are designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals.

Pursuant to Internal Revenue Code Section 871(k)(1), the Fund designates 84.61% of net investment income distributions as interest-related dividends.

The Fund designates $16,544 as Section 199A dividends.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

30

SHAREHOLDER MEETING INFORMATION (Unaudited)

A special meeting of shareholders of Voya Global Income and Growth Fund was held October 2, 2025, at the offices of Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposal:

1. To approve an amendment to the management agreement between Voya Investments, LLC and Voya Equity Trust, on behalf of the Voya Global Income & Growth Fund

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Total Shares Voted
Voya Global Income and Growth Fund	1*	16,409,624.427	401,196.954	1,815,246.750	18,626,068.131

*	Proposal Passed.

31

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

163055 (0526)

Annual Financial Statements and Other Information

May 31, 2026

■	Voya VACS Series LCC Fund

■	Voya VACS Series MCV Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya VACS Series MCV Fund and Voya VACS Series LCC Fund, and the Board of Trustees of Voya Equity Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya VACS Series MCV Fund and Voya VACS Series LCC Fund (the “Funds”) (two of the funds constituting Voya Equity Trust (the “Trust”)), including the portfolios of investments, as of May 31, 2026, and the related statements of operations, changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds at May 31, 2026 and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting Voya Equity Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Voya VACS Series MCV Fund	For the year ended May 31, 2026	For each of the two years in the period ended May 31, 2026	For each of the three years in the period ended May 31, 2026 and the period March 24, 2023 (commencement of operations) through May 31, 2023
Voya VACS Series LCC Fund	For the period from January 14, 2026 (commencement of operations) through May 31, 2026

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

 1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

July 23, 2026

 2

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2026

	Voya VACS Series LCC Fund	Voya VACS Series MCV Fund
ASSETS:
Investments in securities at fair value+*	$3,303,213	$115,455,195
Investments in affiliates at fair value**	–	68,387
Short-term investments at fair value†	–	3,854,761
Cash	–	7,376
Receivables:
Investment securities sold	–	312,579
Fund shares sold	–	4,446,642
Dividends	3,098	154,523
Foreign tax reclaims	–	2,409
Prepaid expenses	4,996	16,002
Prepaid offering expense	46,849	–
Reimbursement due from Investment Adviser	7,752	714
Other assets	3	982
Total assets	3,365,911	124,319,570

LIABILITIES:
Payable for investment securities purchased	2,446	2,257,823
Payable for fund shares redeemed	–	101,020
Payable upon receipt of securities loaned	–	808,334
Payable to custodian due to bank overdraft	4,580	–
Payable to trustees under the deferred compensation plan (Note 5)	3	982
Payable for trustee fees	7	312
Other accrued expenses and liabilities	40,900	120,940
Total liabilities	47,936	3,289,411
NET ASSETS	$3,317,975	$121,030,159

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$3,087,870	$107,503,802
Total distributable earnings	230,105	13,526,357
NET ASSETS	$3,317,975	$121,030,159

+ Including securities loaned at value	$—	$784,376
* Cost of investments in securities	$3,004,848	$107,122,728
** Cost of investments in affiliates	$—	$63,824
† Cost of short-term investments	$—	$3,854,761

Net assets	$3,317,975	$121,030,159
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	308,689	10,219,304
Net asset value and redemption price per share	$10.75	$11.84

See Accompanying Notes to Financial Statements

 3

STATEMENTS OF OPERATIONS for the year ended May 31, 2026

	Voya VACS Series LCC Fund	Voya VACS Series MCV Fund
	January 14, 2026(1) to May 31, 2026
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$12,533	$2,463,305
Dividends from affiliates	—	744
Interest	81	407
Securities lending income, net	—	1,044
Other	—	755
Total investment income	12,614	2,466,255
EXPENSES:
Transfer agent fees	152	330
Shareholder reporting expense	54	1,697
Registration fees	519	26,847
Professional fees	4,002	73,575
Custody and accounting expense	117	30,655
Trustee fees	74	3,122
Licensing fee (Note 6)	—	50,541
Offering expense	28,151	—
Miscellaneous expense	428	14,561
Interest expense	—	1,608
Total expenses	33,497	202,936
Waived and reimbursed fees	(31,768)	(4,398)
Net expenses	1,729	198,538
Net investment income	10,885	2,267,717
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(79,145)	10,110,387
Sale of investments in affiliates	—	(853)
Net realized gain (loss)	(79,145)	10,109,534
Net change in unrealized appreciation (depreciation) on:
Investments	298,365	6,327,028
Affiliates	—	4,563
Net change in unrealized appreciation (depreciation)	298,365	6,331,591
Net realized and unrealized gain	219,220	16,441,125
Increase in net assets resulting from operations	$230,105	$18,708,842

* Foreign taxes withheld	$9	$4,171

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

 4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Series LCC Fund	Voya VACS Series MCV Fund
	January 14, 2026(1) to May 31, 2026	Year Ended May 31, 2026	Year Ended May 31, 2025
FROM OPERATIONS:
Net investment income	$10,885	$2,267,717	$2,569,181
Net realized gain (loss)	(79,145)	10,109,534	7,004,760
Net change in unrealized appreciation (depreciation)	298,365	6,331,591	(7,905,402)
Increase in net assets resulting from operations	230,105	18,708,842	1,668,539

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	—	(10,282,462)	(11,841,212)
Total distributions	—	(10,282,462)	(11,841,212)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,087,880	66,112,714	51,360,850
Reinvestment of distributions	—	10,282,462	11,841,212
	3,087,880	76,395,176	63,202,062
Cost of shares redeemed	(10)	(99,028,825)	(69,874,448)
Net increase (decrease) in net assets resulting from capital share transactions	3,087,870	(22,633,649)	(6,672,386)
Net increase (decrease) in net assets	3,317,975	(14,207,269)	(16,845,059)
NET ASSETS:
Beginning of year or period	—	135,237,428	152,082,487
End of year or period	$3,317,975	$121,030,159	$135,237,428

(1)    Commencement of operations.

See Accompanying Notes to Financial Statements

 5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya VACS Series LCC Fund
01-14-26(4)- 05-31-26	10.00	0.04	•	0.71	0.75	—	—	—	—	—	10.75	7.50	3.00	0.15	0.15	0.97	3,318	36
Voya VACS Series MCV Fund
05-31-26	11.18	0.21	•	1.53	1.74	0.20	0.88	—	1.08	—	11.84	16.37	0.16	0.16	0.16	1.82	121,030	118
05-31-25	11.86	(0.22)		0.19	0.41	0.26	0.83	—	1.09	—	11.18	2.99	0.18	0.15	0.15	1.84	135,237	72
05-31-24	9.93	0.20		2.04	2.24	0.15	0.16	—	0.31	—	11.86	22.84	0.12	0.12	0.12	1.84	152,082	48
03-24-23(4)- 05-31-23	10.00	0.04		(0.11)	(0.07)	—	—	—	—	—	9.93	(0.70)	0.18	0.17	0.17	1.93	83,391	5

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

 6

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026

NOTE 1 — ORGANIZATION

Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for Voya VACS Series MCV Fund (“MCV”), and Voya VACS Series LCC Fund (“LCC”) (each, a "Fund" and collectively, the "Funds"). Each Fund is a diversified series of the Trust.

The Funds do not have a share class designation. All shareholders are allocated the common expenses of a Fund and earn income and realized gains/losses from a Fund. Expenses that are specific to the Fund are charged directly to the Fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Investments Distributor, LLC (“VID”) or the "Distributor"), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of its financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each Fund is calculated by taking the value of the Fund’s assets, subtracting the Fund’s liabilities, and dividing by the number of shares that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a Fund security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP

 7

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the year. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income, adjusted for the accretion of discounts and amortization of premiums (if applicable), is recorded on an accrual basis. Dividend income is recorded, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2) Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than

 8

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Distributions to Shareholders. Each Fund records distributions to its shareholders on the ex-dividend date. The Funds declare and pay dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no U.S. federal income tax provision is required. Management has considered the sustainability of the Fund’s tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions will be made until any capital loss carryforwards have been fully utilized.

Each Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

G. Securities Lending. Each Fund has the option to temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Fund. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.

H. Offering Costs. Costs incurred with the offering of shares of a Fund are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations.

I. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended May 31, 2026, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
LCC	$4,171,327	$1,087,333
MCV	143,072,052	174,142,749

NOTE 4 — INVESTMENT MANAGEMENT FEES

Each Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. There is no management fee charged per the Management Agreement for LCC and MCV.

The Investment Adviser has entered into a sub-advisory agreement with Victory Capital Management Inc. and Voya IM with respect to each Fund. These sub-advisers provide investment advice for the Funds and are paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each Fund’s assets in accordance with each Fund’s investment objectives, policies, and limitations.

 9

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2026, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Funds:

Subsidiary	Fund	Percentage

Voya Investments LLC	LCC	97.19%

Voya Investment Trust Co.	MCV	100.00

The Investment Adviser may direct the Funds’ sub-adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Funds’ equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of the Funds. Any amount credited to the Funds are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund assets equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect a Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended May 31, 2026, the Funds did not pay any amounts for affiliated recordkeeping services.

NOTE 6 — LICENSING FEE

MCV pays an annual licensing fee to Frank Russell Company in order to obtain data and permissions necessary to achieve its principal investment strategy.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trusts, on behalf of each Fund, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Fund’s Board members who are not “interested persons”, as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

Fund	Expense Limit
LCC	0.15%
MCV	0.15%

The Investment Adviser may through October 1, 2026, recoup from MCV for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of May 31, 2026, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	May 31,
	2027	2028	2029	Total
MCV	$—	$44,708	$4,398	$49,106

The Expense Limitation Agreement is contractual through October 1, 2027. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2025, the Funds in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount

10

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 8 — LINE OF CREDIT (continued)

payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Fund utilized the line of credit during the year ended May 31, 2026:

Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
MCV	8	$1,559,875	4.64%

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
LCC
1/14/2026(1)-
5/31/2026	308,690	—	—	(1)	—	308,689	3,087,880	—	—	(10)	—	3,087,870
MCV
5/31/2026	5,701,448	—	940,756	(8,520,316)	—	(1,878,112)	66,112,714	—	10,282,462	(99,028,825)	—	(22,633,649)
5/31/2025	4,423,381	—	1,004,344	(6,157,124)	—	(729,399)	51,360,850	—	11,841,212	(69,874,448)	—	(6,672,386)

(1)       Commencement of operations.

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Funds at its last sale price or official closing price on the principal exchange or system on which it is traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted

Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Investment Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, each Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to a Fund in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the fund.

The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of May 31, 2026:

11

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 10 — SECURITIES LENDING (continued)

MCV

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$111,796	$(111,796)	$—
Citadel Securities LLC	283,572	(283,572)	—
J.P. Morgan Securities LLC	56,786	(56,786)	—
Janney Montgomery Scott LLC	113,445	(113,445)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Mizuho Securities USA LLC.	$113,083	$(113,083)	$—
State Street Bank and Trust Company	44,699	(44,699)	—
Wells Fargo Bank NA	60,995	(60,995)	—
Total	$784,376	$(784,376)	$—

(1)	Cash collateral with a fair value of $808,334 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of income from passive foreign investment companies (PFICs) and wash sale deferrals.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended May 31, 2026		Year Ended May 31, 2025
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
MCV	$1,906,909	$8,375,553	$6,066,653	$5,774,559

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of May 31, 2026, were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforward	Total Distributable Earnings/(Loss)
LCC	$10,681	$—	$293,471	$(74,047)	$230,105
MCV	3,790,248	3,636,509	6,099,600	—	13,526,357

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of May 31, 2026, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence

12

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Pandemics and other disruptions may also create challenges for real estate markets, including lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other consequences. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Military action by Russia in Ukraine, the prolonged conflict between Hamas and Israel, the Iranian conflict that commenced in February 2026, and political upheaval in Venezuela have resulted, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production or transportation, including through key shipping routes, any of which could adversely affect the value of a Fund's investments, including beyond a Fund's direct exposure to issuers in the affected regions. The escalation or expansion of hostilities, including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions, and resulting market disruptions are impossible to predict but could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments. Any of these occurrences could disrupt the operations of Fund and of a Fund's service providers. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to a Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of a Fund. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Funds have one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Funds holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statements of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statements of Operations and other information about each Fund’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENT

The Funds have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

13

NOTES TO FINANCIAL STATEMENTS as of May 31, 2026 (continued)

NOTE 15 — SUBSEQUENT EVENTS

Line of Credit Renewal: Effective June 8, 2026, the funds to which the Credit Agreement is available have entered into a renewed Credit Agreement with BNY for an aggregate amount of $300,000,000 and continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued ("subsequent events") to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

14

Voya VACS Series LCC Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.1%
	Communication Services: 9.6%
600	Alphabet, Inc. - Class A	$228,204	6.9
61	Meta Platforms, Inc. - Class A	38,583	1.2
158 (1)	ROBLOX Corp. - Class A	7,450	0.2
41 (1)	Spotify Technology SA	20,405	0.6
226	Walt Disney Co.	23,013	0.7
		317,655	9.6

	Consumer Discretionary: 9.9%
581 (1)	Amazon.com, Inc.	157,242	4.7
109 (1)	Brinker International, Inc.	15,519	0.5
65 (1)	DoorDash, Inc. - Class A	10,354	0.3
138 (1)	O'Reilly Automotive, Inc.	11,989	0.4
38	Royal Caribbean Cruises Ltd.	10,816	0.3
121	Starbucks Corp.	11,998	0.4
78 (1)	Tesla, Inc.	33,992	1.0
249	TJX Cos., Inc.	38,533	1.2
182	Williams-Sonoma, Inc.	37,050	1.1
		327,493	9.9

	Consumer Staples: 5.2%
651	Coca-Cola Co.	51,435	1.5
118 (1)	Dollar Tree, Inc.	13,740	0.4
220	PepsiCo, Inc.	31,722	1.0
185	Philip Morris International, Inc.	32,815	1.0
235	Procter & Gamble Co.	33,737	1.0
76	Walmart, Inc.	8,797	0.3
		172,246	5.2

	Energy: 3.0%
192	Chesapeake Energy Corp.	17,852	0.5
230	Chevron Corp.	41,966	1.3
298	Devon Energy Corp.	13,258	0.4
64	Diamondback Energy, Inc.	12,255	0.4
278	Schlumberger NV	15,165	0.4
		100,496	3.0

	Financials: 10.3%
368	American International Group, Inc.	27,317	0.8
143	Assurant, Inc.	35,588	1.1
210	JPMorgan Chase & Co.	62,855	1.9
354	Lazard, Inc.	16,755	0.5
33	LPL Financial Holdings, Inc.	9,034	0.3
122	PNC Financial Services Group, Inc.	26,977	0.8
540 (1)	Rocket Cos., Inc. - Class A	7,835	0.2
231	State Street Corp.	35,953	1.1
224	Synchrony Financial	16,002	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
82	Travelers Cos., Inc.	$23,935	0.7
2,331	Valley National Bancorp	32,098	1.0
147	Visa, Inc. - Class A	47,975	1.4
		342,324	10.3

	Health Care: 8.7%
90 (1)	Align Technology, Inc.	15,746	0.5
132	AstraZeneca PLC	24,508	0.7
41	Danaher Corp.	7,489	0.2
30	Eli Lilly & Co.	33,150	1.0
31 (1)	Intuitive Surgical, Inc.	13,164	0.4
26	McKesson Corp.	19,303	0.6
8 (1)	Mettler-Toledo International, Inc.	9,445	0.3
1,407	Pfizer, Inc.	36,835	1.1
34	Regeneron Pharmaceuticals, Inc.	20,903	0.6
47	Thermo Fisher Scientific, Inc.	23,148	0.7
74	UnitedHealth Group, Inc.	28,143	0.9
60 (1)	Vertex Pharmaceuticals, Inc.	26,852	0.8
73 (1)	Waters Corp.	28,001	0.9
		286,687	8.7

	Industrials: 9.4%
25 (1)	Axon Enterprise, Inc.	11,218	0.3
98 (1)	Boeing Co.	22,653	0.7
11	Comfort Systems USA, Inc.	20,110	0.6
436	CSX Corp.	19,733	0.6
54	Cummins, Inc.	34,918	1.0
51 (1)	Dycom Industries, Inc.	26,010	0.8
660 (1)	Gates Industrial Corp. PLC	17,107	0.5
48	HEICO Corp.	16,713	0.5
67	Howmet Aerospace, Inc.	17,303	0.5
79 (1)	Kratos Defense & Security Solutions, Inc.	5,066	0.1
30	Lennox International, Inc.	15,065	0.5
387	Leonardo DRS, Inc.	18,870	0.6
21	Parker-Hannifin Corp.	17,737	0.5
129	Raytheon Technologies Corp.	23,176	0.7
61 (1)	Saia, Inc.	28,815	0.9
59	Vertiv Holdings Co. - Class A	18,627	0.6
		313,121	9.4

	Information Technology: 35.3%
66 (1)	Advanced Micro Devices, Inc.	34,063	1.0
555	Apple, Inc.	173,193	5.2
28 (1)	AppLovin Corp. - Class A	17,167	0.5
297	Broadcom, Inc.	132,691	4.0

See Accompanying Notes to Financial Statements

15

Voya VACS Series LCC Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
40 (1)	Cadence Design Systems, Inc.	$14,997	0.5
439	Cisco Systems, Inc.	52,864	1.6
71 (1)	Cloudflare, Inc. - Class A	17,169	0.5
70 (1)	Coherent Corp.	25,303	0.8
54 (1)	Crowdstrike Holdings, Inc. - Class A	39,474	1.2
349 (1)	GLOBALFOUNDRIES, Inc.	27,910	0.9
64 (1)	Intel Corp.	7,339	0.2
86	International Business Machines Corp.	25,611	0.8
86	Lam Research Corp.	27,363	0.8
100	Micron Technology, Inc.	97,100	2.9
289	Microsoft Corp.	130,119	3.9
13	Monolithic Power Systems, Inc.	20,361	0.6
937	NVIDIA Corp.	197,838	6.0
105 (1)	Onto Innovation, Inc.	27,115	0.8
190 (1)	Palantir Technologies, Inc. - Class A	29,743	0.9
26 (1)	Sandisk Corp.	44,069	1.3
99 (1)	ServiceNow, Inc.	12,313	0.4
37	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	15,483	0.5
		1,169,285	35.3

	Materials: 3.0%
436	Amcor PLC	16,926	0.5
33	Ecolab, Inc.	8,448	0.2
195	Element Solutions, Inc.	8,274	0.2
385	Freeport-McMoRan, Inc.	25,298	0.8
516	International Paper Co.	17,270	0.5
62	Nucor Corp.	15,500	0.5
31	Vulcan Materials Co.	8,771	0.3
		100,487	3.0

	Real Estate: 2.2%
202	Extra Space Storage, Inc.	29,151	0.9
216	Welltower, Inc.	44,351	1.3
		73,502	2.2

	Utilities: 2.5%
150	DTE Energy Co.	21,431	0.6
338	Duke Energy Corp.	41,483	1.3
132	Vistra Corp.	21,150	0.6
		84,064	2.5

	Total Common Stock
	(Cost $2,989,658)	3,287,360	99.1
Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.5%
124	iShares Russell 1000 Growth ETF	$15,853	0.5

	Total Exchange-Traded Funds
	(Cost $15,190)	15,853	0.5

	Total Long-Term Investments
	(Cost $3,004,848)	3,303,213	99.6

	Total Investments in Securities
	(Cost $3,004,848)	$3,303,213	99.6
	Assets in Excess of Other Liabilities	14,762	0.4
	Net Assets	$3,317,975	100.0

ADR	American Depositary Receipt

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

16

Voya VACS Series LCC Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2026
Asset Table
Investments, at fair value
Common Stock*	$3,287,360	$—	$—	$3,287,360
Exchange-Traded Funds	15,853	—	—	15,853
Total Investments, at fair value	$3,303,213	$—	$—	$3,303,213

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At May 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $3,009,742.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$380,598
Gross Unrealized Depreciation	(87,127)
Net Unrealized Appreciation	$293,471

See Accompanying Notes to Financial Statements

17

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of MAY 31, 2026

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.1%
	Communication Services: 1.2%
410	Electronic Arts, Inc.	$82,705	0.1
3,703	Fox Corp. - Class A	236,696	0.2
3,043	Fox Corp. - Class B	174,638	0.1
7,808 (1)	Liberty Global Ltd. - Class A	97,678	0.1
5,682 (1)	Liberty Global Ltd. - Class C	69,093	0.0
1,497	Match Group, Inc.	54,087	0.0
2,705	Millicom International Cellular SA	230,899	0.2
1,615	New York Times Co. - Class A	121,464	0.1
4,025	News Corp. - Class A	105,052	0.1
1,327	Nexstar Media Group, Inc.	236,776	0.2
1,211	Omnicom Group, Inc.	88,052	0.1
		1,497,140	1.2

	Consumer Discretionary: 12.1%
10,434	ADT, Inc.	70,012	0.1
4,449 (1)	Aptiv PLC	302,265	0.2
24,164	Aramark	1,289,874	1.1
214 (1)	AutoNation, Inc.	40,172	0.0
320 (1)	AutoZone, Inc.	939,261	0.8
3,231	Best Buy Co., Inc.	251,856	0.2
27,191	BorgWarner, Inc.	1,952,858	1.6
1,997	Boyd Gaming Corp.	165,112	0.1
706	D.R. Horton, Inc.	103,846	0.1
395	Dick’s Sporting Goods, Inc.	89,890	0.1
136	Domino’s Pizza, Inc.	42,239	0.0
1,870	eBay, Inc.	204,335	0.2
1,775	Expedia Group, Inc.	400,777	0.3
8,515	Ford Motor Co.	148,502	0.1
3,861	Gentex Corp.	93,282	0.1
1,481	Genuine Parts Co.	146,175	0.1
342 (1)	Grand Canyon Education, Inc.	51,249	0.0
2,522	H&R Block, Inc.	97,072	0.1
919	Hasbro, Inc.	79,190	0.1
3,525	Hilton Worldwide Holdings, Inc.	1,155,002	1.0
3,101	Lear Corp.	443,815	0.4
1,102	Lennar Corp. - Class A	98,938	0.1
4,978	LKQ Corp.	135,003	0.1
6,150	Lowe’s Cos., Inc.	1,318,314	1.1
8,454 (1)	Mattel, Inc.	126,303	0.1
2,855 (1)	MGM Resorts International	124,678	0.1
741 (1)	Mohawk Industries, Inc.	79,598	0.1
23 (1)	NVR, Inc.	140,410	0.1
6,330	Penske Automotive Group, Inc.	1,059,452	0.9
2,736	PulteGroup, Inc.	323,340	0.3
423	Ralph Lauren Corp.	153,930	0.1
355	Ross Stores, Inc.	82,264	0.1
912	Service Corp. International	68,573	0.1
5,975	Texas Roadhouse, Inc.	1,079,205	0.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
743 (2)	Thor Industries, Inc.	$58,756	0.0
1,467	Toll Brothers, Inc.	203,238	0.2
235 (1)	TopBuild Corp.	98,108	0.1
874	Travel + Leisure Co.	59,432	0.0
254 (1)	Ulta Beauty, Inc.	129,248	0.1
1,483 (1)	Versigent PLC	65,430	0.1
5,050	Williams-Sonoma, Inc.	1,028,028	0.8
352	Wynn Resorts Ltd.	35,629	0.0
368	Yum! Brands, Inc.	54,446	0.0
		14,589,107	12.1

	Consumer Staples: 6.6%
8,437	Albertsons Cos., Inc. - Class A	131,702	0.1
19,172	Archer-Daniels-Midland Co.	1,529,542	1.3
10,068 (1)	BJ’s Wholesale Club Holdings, Inc.	858,599	0.7
2,009	Bunge Global SA	247,710	0.2
2,256 (2)	Campbell Soup Co.	47,624	0.0
523	Casey’s General Stores, Inc.	401,214	0.3
572	Church & Dwight Co., Inc.	54,700	0.0
427	Clorox Co.	38,438	0.0
3,321	Coca-Cola Consolidated, Inc.	575,397	0.5
4,438	Conagra Brands, Inc.	58,937	0.1
3,932	Dollar General Corp.	434,919	0.4
2,230	General Mills, Inc.	75,396	0.1
977	Hershey Co.	189,567	0.2
2,047	Ingredion, Inc.	207,648	0.2
3,815	Kraft Heinz Co.	91,598	0.1
3,502	Kroger Co.	217,649	0.2
1,128	Lamb Weston Holdings, Inc.	48,707	0.0
739	McCormick & Co., Inc.	35,007	0.0
2,668 (2)	Molson Coors Beverage Co. - Class B	105,466	0.1
1,782	Pilgrim’s Pride Corp.	50,448	0.0
769 (1)	Post Holdings, Inc.	70,625	0.1
11	Seaboard Corp.	55,901	0.0
1,026	Sysco Corp.	77,781	0.1
4,245	Tyson Foods, Inc. - Class A	259,030	0.2
25,786 (1)	US Foods Holding Corp.	2,110,584	1.7
		7,974,189	6.6

	Energy: 5.9%
3,606	Antero Midstream Corp.	75,582	0.1
13,028	Baker Hughes Co.	832,229	0.7
9,550	Chesapeake Energy Corp.	887,959	0.7
6,000	Chord Energy Corp.	791,220	0.6
32,068	Devon Energy Corp.	1,426,705	1.2
29,426	Halliburton Co.	1,143,200	0.9
2,053	HF Sinclair Corp.	143,484	0.1

See Accompanying Notes to Financial Statements

18

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of MAY 31, 2026 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
1,236	Marathon Petroleum Corp.	$307,480	0.3
5,086	NOV, Inc.	101,517	0.1
1,041	Ovintiv, Inc.	58,338	0.0
722	Phillips 66	126,985	0.1
17,675	Schlumberger NV	964,171	0.8
1,573	TechnipFMC PLC	107,625	0.1
942	Valero Energy Corp.	230,620	0.2
		7,197,115	5.9

	Financials: 10.7%
767	Affiliated Managers Group, Inc.	232,286	0.2
1,025	Allstate Corp.	211,242	0.2
6,680	American Financial Group, Inc.	867,064	0.7
5,827	Annaly Capital Management, Inc.	127,320	0.1
4,371 (1)	Arch Capital Group Ltd.	390,505	0.3
592	Assurant, Inc.	147,331	0.1
3,036	Axis Capital Holdings Ltd.	288,207	0.2
1,263	Bank OZK	61,117	0.1
591	Cboe Global Markets, Inc.	197,134	0.2
2,240	Cincinnati Financial Corp.	352,621	0.3
434	East West Bancorp, Inc.	53,182	0.0
313	Evercore, Inc. - Class A	106,689	0.1
403	Everest Re Group Ltd.	130,584	0.1
2,375	Fidelity National Financial, Inc.	112,456	0.1
1,780	Globe Life, Inc.	272,767	0.2
969	Hanover Insurance Group, Inc.	180,428	0.1
11,257	Hartford Financial Services Group, Inc.	1,431,102	1.2
350	Houlihan Lokey, Inc.	49,581	0.0
2,874	Invesco Ltd.	81,794	0.1
595	Jack Henry & Associates, Inc.	81,110	0.1
2,391	Janus Henderson Group PLC	123,639	0.1
1,376	Lazard, Inc.	65,126	0.1
1,323	Loews Corp.	136,997	0.1
1,075	LPL Financial Holdings, Inc.	294,303	0.2
270	M&T Bank Corp.	58,350	0.0
121 (1)	Markel Corp.	219,686	0.2
15,576	MGIC Investment Corp.	392,827	0.3
335	Northern Trust Corp.	55,426	0.0
26,149	Old Republic International Corp.	973,527	0.8
1,764	OneMain Holdings, Inc.	97,567	0.1
416	Popular, Inc.	61,789	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
397	Primerica, Inc.	$107,178	0.1
1,104	Principal Financial Group, Inc.	114,397	0.1
460	Prudential Financial, Inc.	46,294	0.0
7,998	Raymond James Financial, Inc.	1,146,993	0.9
355	Reinsurance Group of America, Inc.	71,263	0.1
1,217	RenaissanceRe Holdings Ltd.	341,186	0.3
808	RLI Corp.	40,432	0.0
1,669	SEI Investments Co.	146,672	0.1
4,728	Synchrony Financial	337,768	0.3
1,884	T. Rowe Price Group, Inc.	196,935	0.2
30,575	Truist Financial Corp.	1,474,021	1.2
2,717	Unum Group	226,136	0.2
842 (3)	Voya Financial, Inc.	68,387	0.1
3,140	W.R. Berkley Corp.	199,516	0.2
7,893 (2)	Western Union Co.	64,170	0.1
27	White Mountains Insurance Group Ltd.	55,750	0.0
1,900	Willis Towers Watson PLC	474,373	0.4
		12,965,228	10.7

	Health Care: 7.7%
330	Agilent Technologies, Inc.	44,725	0.0
555 (1)	Biogen, Inc.	108,780	0.1
892 (1)	BioMarin Pharmaceutical, Inc.	51,103	0.0
10,875 (1)	Centene Corp.	648,150	0.5
163	Chemed Corp.	69,505	0.1
1,536	Encompass Health Corp.	162,586	0.1
654	GE HealthCare Technologies, Inc.	40,770	0.0
3,208 (1)	Henry Schein, Inc.	245,669	0.2
1,148	Humana, Inc.	350,622	0.3
273 (1)	IQVIA Holdings, Inc.	49,743	0.0
1,192 (1)	Jazz Pharmaceuticals PLC	281,896	0.2
7,752	Labcorp Holdings, Inc.	2,015,985	1.7
50 (1)	Mettler-Toledo International, Inc.	59,029	0.1
7,225 (1)	Molina Healthcare, Inc.	1,254,260	1.0
1,235	QIAGEN N.V.	45,189	0.0
5,952	Quest Diagnostics, Inc.	1,160,045	1.0
229	ResMed, Inc.	43,640	0.0
11,175	Revvity, Inc.	1,168,346	1.0
9,281	Royalty Pharma PLC - Class A	517,509	0.4
1,682 (1)	Solventum Corp.	126,066	0.1
411	STERIS PLC	87,432	0.1
1,180 (1)	Tenet Healthcare Corp.	206,878	0.2
358 (1)	United Therapeutics Corp.	199,342	0.2

See Accompanying Notes to Financial Statements

19

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of MAY 31, 2026 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,937	Universal Health Services, Inc. - Class B	$283,015	0.2
4,486	Viatris, Inc.	72,942	0.1
650	Zimmer Biomet Holdings, Inc.	53,514	0.1
		9,346,741	7.7

	Industrials: 20.7%
2,567	A.O. Smith Corp.	145,600	0.1
143	Acuity Brands, Inc.	43,631	0.0
1,086	AECOM	75,336	0.1
4,900	AGCO Corp.	550,172	0.5
805	Allegion PLC	104,706	0.1
737	Allison Transmission Holdings, Inc.	83,672	0.1
338	AMETEK, Inc.	76,337	0.1
8,225 (1)	API Group Corp.	337,225	0.3
386	Applied Industrial Technologies, Inc.	117,271	0.1
296	Armstrong World Industries, Inc.	46,738	0.0
286	BWX Technologies, Inc.	56,022	0.0
1,929 (1)	CACI International, Inc. - Class A	990,561	0.8
368	Carlisle Cos., Inc.	126,890	0.1
19,750	Carrier Global Corp.	1,261,432	1.0
2,854	CH Robinson Worldwide, Inc.	509,867	0.4
278 (1)	Clean Harbors, Inc.	78,126	0.1
4,728	Crane Co.	865,224	0.7
28,100	CSX Corp.	1,271,806	1.1
133	Cummins, Inc.	86,002	0.1
139	Curtiss-Wright Corp.	103,918	0.1
1,783	Delta Air Lines, Inc.	147,062	0.1
2,002	Donaldson Co., Inc.	163,904	0.1
689	Dover Corp.	145,627	0.1
186	EMCOR Group, Inc.	153,789	0.1
1,756	Expeditors International of Washington, Inc.	277,430	0.2
370	Ferguson Enterprises, Inc.	83,609	0.1
809	Flowserve Corp.	61,088	0.1
1,745	Fortive Corp.	101,768	0.1
5,869 (1)	FTI Consulting, Inc.	899,013	0.7
4,066	Genpact Ltd.	133,975	0.1
1,016	Graco, Inc.	76,657	0.1
1,012 (1)	GXO Logistics, Inc.	50,711	0.0
714	Hexcel Corp.	64,110	0.1
2,930	Hubbell, Inc.	1,387,677	1.2
305	Huntington Ingalls Industries, Inc.	93,992	0.1
5,175	IDEX Corp.	1,091,045	0.9
700	ITT, Inc.	136,500	0.1
698	Jacobs Solutions, Inc.	83,662	0.1
830	JB Hunt Transport Services, Inc.	229,437	0.2
1,214 (1)	Kirby Corp.	170,676	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
15,985	Knight-Swift Transportation Holdings, Inc.	$1,208,946	1.0
3,338	L3Harris Technologies, Inc.	1,052,071	0.9
3,869	Landstar System, Inc.	800,496	0.7
1,241	Leidos Holdings, Inc.	158,600	0.1
5,571	Lincoln Electric Holdings, Inc.	1,440,048	1.2
1,956	Masco Corp.	137,409	0.1
371	MSA Safety, Inc.	61,512	0.1
1,588	MSC Industrial Direct Co., Inc. - Class A	173,838	0.1
1,589	Mueller Industries, Inc.	204,345	0.2
190	Nordson Corp.	54,593	0.0
2,954	Oshkosh Corp.	384,020	0.3
740	Otis Worldwide Corp.	52,422	0.0
689	Pentair PLC	48,809	0.0
4,875	Regal Rexnord Corp.	983,580	0.8
4,025	Republic Services, Inc.	806,771	0.7
115	Rockwell Automation, Inc.	51,872	0.0
1,297	Ryder System, Inc.	325,352	0.3
770	Science Applications International Corp.	80,234	0.1
1,521	Sensata Technologies Holding PLC	75,122	0.1
361	Simpson Manufacturing Co., Inc.	68,496	0.1
566	Snap-on, Inc.	210,105	0.2
685	SS&C Technologies Holdings, Inc.	46,251	0.0
35,700 (1)	Standardaero, Inc.	1,022,448	0.8
1,540	Textron, Inc.	141,310	0.1
896	Timken Co.	114,670	0.1
13,067	Toro Co.	1,174,462	1.0
478 (1)	United Airlines Holdings, Inc.	54,874	0.0
441	Valmont Industries, Inc.	229,236	0.2
392	WESCO International, Inc.	141,579	0.1
348	Westinghouse Air Brake Technologies Corp.	90,884	0.1
318	Woodward, Inc.	111,310	0.1
9,183	Xylem, Inc.	1,005,906	0.8
		24,993,839	20.7

	Information Technology: 9.6%
7,851 (1)	Akamai Technologies, Inc.	1,174,039	1.0
2,293	Amdocs Ltd.	144,390	0.1
421 (1)	Arrow Electronics, Inc.	90,359	0.1
936	Avnet, Inc.	81,366	0.1
4,800	CDW Corp.	602,160	0.5
890 (1)	Cirrus Logic, Inc.	151,255	0.1
1,749	Cognizant Technology Solutions Corp. - Class A	97,515	0.1

See Accompanying Notes to Financial Statements

20

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of MAY 31, 2026 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
725	Dolby Laboratories, Inc. - Class A	$40,462	0.0
2,876 (1)	Dropbox, Inc. - Class A	77,307	0.1
2,852 (1)	F5, Inc.	1,093,599	0.9
3,738 (1)	Flex Ltd.	563,616	0.5
5,196	Hewlett Packard Enterprise Co.	223,636	0.2
2,416	HP, Inc.	65,329	0.0
3,325 (1)	IPG Photonics Corp.	380,779	0.3
278	Jabil, Inc.	101,348	0.1
4,225 (1)	Keysight Technologies, Inc.	1,429,444	1.2
17,250	Microchip Technology, Inc.	1,632,713	1.3
1,950	MKS Instruments, Inc.	632,307	0.5
495	NetApp, Inc.	86,274	0.1
3,975 (1)	Okta, Inc.	489,998	0.4
1,118	Qnity Electronics, Inc.	174,408	0.1
1,186	Ralliant Corp.	73,378	0.1
827	Skyworks Solutions, Inc.	64,382	0.0
2,114	TD SYNNEX Corp.	552,346	0.5
163 (1)	Teledyne Technologies, Inc.	101,032	0.1
12,256 (1)	Trimble, Inc.	691,361	0.6
485	VeriSign, Inc.	138,409	0.1
1,603 (2)	Vontier Corp.	45,493	0.0
2,725 (1)	Zebra Technologies Corp. - Class A	663,892	0.5
		11,662,597	9.6

	Materials: 8.7%
16,050	Amrize Ltd.	872,960	0.7
9,778	AptarGroup, Inc.	1,132,781	0.9
712	Avery Dennison Corp.	113,258	0.1
1,654 (1)	Axalta Coating Systems Ltd.	50,894	0.0
8,361	CF Industries Holdings, Inc.	939,358	0.8
1,103	Corteva, Inc.	86,343	0.1
1,617	Crown Holdings, Inc.	153,744	0.1
28,835	DuPont de Nemours, Inc.	1,396,191	1.2
890	Eastman Chemical Co.	67,524	0.1
1,325	Franco-Nevada Corp.	305,677	0.3
967	LyondellBasell Industries NV - Class A	64,451	0.1
2,017	Mosaic Co.	48,206	0.0
75	NewMarket Corp.	58,018	0.0
640	Nucor Corp.	160,000	0.1
7,022	Packaging Corp. of America	1,537,186	1.3
505	PPG Industries, Inc.	57,055	0.0
1,255	Reliance Steel & Aluminum Co.	477,866	0.4
415	Royal Gold, Inc.	93,159	0.1
13,575	RPM International, Inc.	1,438,543	1.2
5,464	Steel Dynamics, Inc.	1,421,460	1.2
		10,474,674	8.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 5.2%
246	AvalonBay Communities, Inc.	$44,898	0.0
2,279	Brixmor Property Group, Inc.	69,646	0.1
10,375	Camden Property Trust	1,105,560	0.9
319 (1)	CBRE Group, Inc. - Class A	39,888	0.0
1,736	CubeSmart	69,440	0.1
310	EastGroup Properties, Inc.	62,592	0.0
18,537	Equity LifeStyle Properties, Inc.	1,145,031	0.9
969	Equity Residential	63,421	0.1
313	Essex Property Trust, Inc.	85,336	0.1
1,335	First Industrial Realty Trust, Inc.	82,596	0.1
3,305	Gaming and Leisure Properties, Inc.	155,236	0.1
8,932	Host Hotels & Resorts, Inc.	205,257	0.2
314 (1)	Jones Lang LaSalle, Inc.	88,645	0.1
8,750	Lamar Advertising Co. - Class A	1,334,025	1.1
379	Mid-America Apartment Communities, Inc.	48,918	0.0
23,716	National Retail Properties, Inc.	1,055,599	0.9
1,817	Omega Healthcare Investors, Inc.	84,963	0.1
4,711	Rayonier, Inc.	98,413	0.1
411	SBA Communications Corp.	83,499	0.1
253	Simon Property Group, Inc.	51,842	0.0
6,456	VICI Properties, Inc.	182,188	0.1
1,622	WP Carey, Inc.	120,709	0.1
		6,277,702	5.2

	Utilities: 6.7%
9,988	AES Corp.	146,524	0.1
23,503	Alliant Energy Corp.	1,683,050	1.4
1,245	Ameren Corp.	134,423	0.1
10,271	American Water Works Co., Inc.	1,266,106	1.0
720	Atmos Energy Corp.	121,774	0.1
2,978 (2)	Brookfield Renewable Corp.	119,060	0.1
2,821 (2)	CenterPoint Energy, Inc.	119,215	0.1
1,621	Clearway Energy, Inc. - Class C	66,720	0.0
20,254	CMS Energy Corp.	1,469,833	1.2
1,423	Consolidated Edison, Inc.	150,311	0.1
1,393	DTE Energy Co.	199,018	0.2
1,871	Edison International	130,858	0.1
1,006	Entergy Corp.	109,704	0.1

See Accompanying Notes to Financial Statements

21

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of MAY 31, 2026 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
2,567	Essential Utilities, Inc.	$94,697	0.1
2,952	Evergy, Inc.	242,182	0.2
1,517	Eversource Energy	103,566	0.1
3,312	Exelon Corp.	151,160	0.1
2,755	FirstEnergy Corp.	127,804	0.1
812	IDACORP, Inc.	113,899	0.1
2,331	MDU Resources Group, Inc.	49,137	0.0
5,039	National Fuel Gas Co.	389,263	0.3
1,971	NiSource, Inc.	91,100	0.1
3,037	OGE Energy Corp.	143,438	0.1
4,779	PG&E Corp.	78,089	0.1
2,360	Pinnacle West Capital Corp.	235,386	0.2
2,977	PPL Corp.	105,356	0.1
9,490	UGI Corp.	331,391	0.3
997	WEC Energy Group, Inc.	110,717	0.1
1,052	Xcel Energy, Inc.	83,634	0.1
		8,167,415	6.7

	Total Common Stock (Cost $106,816,184)	115,145,747	95.1

EXCHANGE-TRADED FUNDS: 0.3%
3,519 (2)	iShares Russell Mid-Cap ETF	377,835	0.3

	Total Exchange-Traded Funds (Cost $370,368)	377,835	0.3

	Total Long-Term Investments (Cost $107,186,552)	115,523,582	95.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
	Repurchase Agreements: 0.7%
758,990 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 05/29/2026, 3.620%, due 06/01/2026 (Repurchase Amount $759,216, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.756%, Market Value plus accrued interest $774,170, due 04/01/33-09/20/75)	758,990	0.6
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
49,344 (4)	RBC Dominion Securities Inc., Repurchase Agreement dated 05/29/2026, 3.610%, due 06/01/2026 (Repurchase Amount $49,359, collateralized by various U.S. Government Securities, 0.000%-4.625%, Market Value plus accrued interest $50,331, due 02/15/34-08/15/46)	$49,344	0.1
	Total Repurchase Agreements (Cost $808,334)	808,334	0.7
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.5%
2,910,427 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.510%	2,910,427	2.4
136,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.540%	136,000	0.1
	Total Mutual Funds (Cost $3,046,427)	3,046,427	2.5
	Total Short-Term Investments (Cost $3,854,761)	3,854,761	3.2

	Total Investments in Securities (Cost $111,041,313)	$119,378,343	98.6
	Assets in Excess of Other Liabilities	1,651,816	1.4
	Net Assets	$121,030,159	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of May 31, 2026.

See Accompanying Notes to Financial Statements

22

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of MAY 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2026
Asset Table
Investments, at fair value
Common Stock*	$115,145,747	$—	$—	$115,145,747
Exchange-Traded Funds	377,835	—	—	377,835
Short-Term Investments	3,046,427	808,334	—	3,854,761
Total Investments, at fair value	$118,570,009	$808,334	$—	$119,378,343

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2026, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2025	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2026	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$—	$75,569	$(11,745)	$4,563	$68,387	$744	$(853)	$—
	$—	$75,569	$(11,745)	$4,563	$68,387	$744	$(853)	$—

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

At May 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $113,278,743.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$12,711,851
Gross Unrealized Depreciation	(6,612,251)
Net Unrealized Appreciation	$6,099,600

See Accompanying Notes to Financial Statements

23

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended May 31, 2026 were as follows:

Fund Name	Type	Per Share Amount
Voya VACS Series MCV Fund	NII	$0.2004
	LTCG	$0.8802

NII — Net investment income

LTCG — Long-term capital gain

Of the ordinary distributions made by Voya VACS Series MCV Fund during the year ended May 31, 2026, 50.73% qualify for the dividends received deduction (DRD) available to corporate shareholders.

For the year ended May 31, 2026, 54.21% of ordinary distributions paid by Voya VACS Series MCV Fund is designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals.

Voya VACS Series MCV Fund designates $8,375,553 of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C).

Voya VACS Series MCV Fund designates $345,759 as Section 199A dividends.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

24

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION

BOARD CONSIDERATION AND APPROVAL OF NEW MANAGEMENT AND SUB-ADVISORY CONTRACTS FOR VOYA VACS SERIES LCC FUND

Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), Voya VACS Series LCC Fund (the “Fund”), a series of Voya Equity Trust (“VET”), can enter into a new investment management or sub-advisory contract only if the Board of Trustees of VET (the “Board”), including a majority of Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of the Fund, as such term is defined under the 1940 Act (the “Independent Trustees”), determine whether to approve the new arrangements. Thus, at its meeting held on September 18, 2025, the Board considered the initial approval of the investment management contract (the “Management Contract”) with Voya Investments, LLC (“VIL”) and the sub-advisory contract (the “Sub-Advisory Contract”) between VIL and Voya Investment Management Co. LLC (“Voya IM”), as the Fund’s sub-adviser (together, the “Management and Sub-Advisory Contracts”).

In determining whether to initially approve the Management and Sub-Advisory Contracts for the Fund, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Management and Sub-Advisory Contracts, and the proposed policies and procedures for the Fund, should be approved. Provided below is a general overview of the Board’s contract approval process that it followed, as well as a discussion of certain specific factors that the Board considered. While the Board gave its attention to information furnished at the request of the Independent Trustees that was most relevant to its considerations, discussed below are some of the primary matters relevant to the Board’s consideration as to whether to approve the Management and Sub-Advisory Contracts.

The materials provided to the Board in support of the Fund and the Fund’s Management Contract included the following: (1) presentation materials detailing management’s rationale for proposing the launch of the Fund that discusses, among other things, the experience and expertise of VIL in the management of other funds within the Voya funds complex, including the existing VACS Series Funds; (2) information about the Fund’s proposed investment objective and strategies and anticipated portfolio characteristics; (3) Fund Analysis and Comparison Tables sheets for the Fund that compare the Fund’s proposed fee structure to its comparable selected peer group (“SPG”) and/or Morningstar category median and/or average; (4) supporting documentation, including copies of the forms of Management and Sub-Advisory Contracts for the Fund; (5) a memorandum provided by counsel to the Independent Trustees summarizing the guidelines relevant to the Board’s consideration of the approval of the Management and Sub-Advisory Contracts; (6) written responses to the Section 15(c) requests to VIL and Voya IM by counsel to the Independent Trustees on behalf of the Board; and (7) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by VIL in the context of VIL’s oversight and management of the other funds in the Voya funds complex.

The Board’s consideration of whether to approve the Management Contract with VIL on behalf of the Fund took into account several factors, including, but not limited to, the following: (1) the nature, extent, and quality of the services to be provided by VIL to the Fund under the proposed Management Contract; (2) VIL’s experience as a manager-of-managers overseeing sub-advisers to other funds within the Voya funds complex; (3) the fairness of the compensation under the proposed Management Contract in light of the services to be provided to the Fund; (4) the costs for the services to be provided by VIL, including that the proposed management fee would not be subject to breakpoint discounts; (5) the pricing structure (including the estimated expense ratio and other fees to be borne by shareholders) of the Fund, including that: (a) the proposed management fee for the Fund is below the average and the median management fees of the funds in the Fund’s SPG, and (b) the estimated expense ratio for the Fund is below the average and median expense ratios of the funds in the Fund’s SPG; (6) management’s representations that the Fund’s management fee structure is consistent within the VACS Series Funds suite; (7) the projected profitability of VIL with respect to its services to be rendered to the Fund; (8) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of VIL, including its management team’s expertise in the management of other Voya funds, including other asset allocation products; (9) VIL’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with their oversight of other funds in the Voya funds complex; (10) the information that had been provided by VIL at regular Board meetings, and in anticipation of the September 2025 meeting, with respect to its capabilities in overseeing similar asset allocation products; and (11) “fall-out benefits” to VIL and its affiliates that were anticipated to arise from VIL’s management of the Fund.

In reviewing the proposed Sub-Advisory Contract with Voya IM, the Board considered a number of factors,

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (continued)

including, but not limited to, the following: (1) VIL’s view of Voya IM’s experience and its sub-advisory services; (2) the information that had been provided by Voya IM in advance of the September 17, 2025, joint meeting of Investment Review Committees E and F at which Voya IM presented with respect to its sub-advisory services; (3) the nature and quality of the services to be provided by Voya IM under the proposed Sub-Advisory Contract; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Voya IM; (5) the fairness of the compensation under the Sub-Advisory Contract in light of the services to be provided by Voya IM as the Fund’s sub-adviser; (6) Voya IM’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had been reviewed and evaluated by VET’s Chief Compliance Officer; (7) Voya IM’s financial condition; (8) the appropriateness of the selection of Voya IM in light of the Fund’s investment objective and prospective investor base; and (9) Voya IM’s Code of Ethics, which was previously approved by the Board.

With respect to the nature and quality of services to be provided by VIL and Voya IM, the Board was mindful of the “manager-of-managers” platform that has been developed by VIL. The Board recognized that VIL would be responsible for monitoring the investment program, performance, and developments/on-going operations of Voya IM under this manager-of-managers arrangement. The Board also considered the techniques and resources that VIL has developed to provide ongoing oversight of the nature, extent and quality of the services Voya IM provides to the Fund and Voya IM’s compliance with applicable laws and regulations. The Board was previously advised that to assist in the selection and monitoring of sub-advisers, VIL has developed an oversight process formulated by its Manager Research & Selection Group (“MR&S”), which analyzes both qualitative (such as in-person meetings and telephonic meetings with sub-advisers and research on sub-advisers) and quantitative information (such as performance data, portfolio data and attribution analysis) about the sub-advisers.

The Board considered that MR&S also typically provides reports to the Investment Review Committees (“IRCs”) at their meetings prior to sub-adviser presentations. In addition, the Board considered that MR&S prepares periodic due diligence reports regarding sub-advisers based on on-site visits and information and analysis which team members use to attempt to gain and maintain an in-depth understanding of the sub-advisers’ investment processes and to try to identify issues that may be relevant to a sub-adviser’s services to a Voya fund and/

or its performance. The Board also considered that MR&S provides written reports on these due diligence analyses to the pertinent IRC. The Board considered the resources that management has committed to its services as a manager-of-managers, including resources for reporting to the Board and the IRCs to assist them with their assessment investment performance on an on-going basis throughout the year. This includes the appointment of a Chief Investment Risk Officer and his staff, who report directly to the Board and who have developed attribution analyses and other metrics used by the IRCs to analyze the key factors underlying investment performance for the funds in the Voya family of funds.

The Board also considered that MR&S has developed, based on guidance from the IRCs, a methodology for monitoring the performance of sub-advisers. The Board also recognized that MR&S provides the IRCs with regular updates on the Voya funds and alerts the IRCs to potential issues as they arise. The Board also considered that VIL regularly monitors performance, personnel, compliance and other issues that may arise on a day-to-day basis regarding sub-advisers and considered that, if issues are identified either through formal or informal processes, they are brought before the IRCs and the Board for consideration and action and VIL consistently makes its resources available to the Board and the IRCs to assist with addressing any issues that arise.

The Board considered that the Fund also can benefit from the services of VIL’s Investment Risk Management Department (the “IRMD”), under the leadership of the Chief Investment Risk Officer, the costs of which are shared by the Voya funds and VIL. The Board considered that the IRMD regularly presents written materials and reports to the IRCs that focus on the investment risks of the Voya funds. The Board also considered that the IRMD provides the IRCs with analyses that are developed to assist the IRCs in identifying performance trends and other areas over consecutive periods. The Board considered that the services to be provided by the IRMD are meant to provide an additional perspective for the benefit of the IRCs, which may vary from the perspective of MR&S. The Board also considered the techniques used by VIL to monitor sub-adviser performance.

The Board also considered the extent of benefits provided to the Fund’s shareholders, beyond investment management services, from being part of the Voya family of funds.

After its deliberation, the Board concluded that, in its business judgment, the terms of the Management and Sub-Advisory Contracts are fair and reasonable to the Fund and that approval of the Management and Sub-Advisory Contracts is in the best interests of the Fund and its

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (continued)

shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Management and Sub-Advisory Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Fund’s investment performance and the fees payable under the Management and Sub-Advisory Contracts. During this approval process, different Board members may have given different weight to different individual factors and related conclusions. Based on these conclusions and other factors, the Board voted to approve the Management and Sub-Advisory Contracts for the Fund.

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc. 103 Bellevue Parkway Wilmington, Delaware 19809	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

221172 (0526)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $243,297 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in the financial statements filed under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Equity Trust

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: August 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: August 4, 2026

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: August 4, 2026